UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

250 West 34th Street, 3rd Floor

New York, NY 10119

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

WisdomTree Europe Quality Dividend Growth Fund

Ticker: EUDG

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree Europe Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Europe Quality Dividend Growth Fund	$64	0.63%

How did the Fund perform last year and what affected its performance?

The Fund returned 1.68% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the MSCI Europe Index, which returned 6.87% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Health Care and Energy, primarily due to strong stock selection effects in each.

  Communication Services also contributed positively to performance, driven by a mix of strong allocation and stock selection effects.

  However, the Fund’s poor performance during the period is most attributable to its large underweight to Financials. As an indirect byproduct of its quality dividend growth methodology, the Fund is routinely heavily underweight Financials versus the MSCI Europe Index. When Financials perform strongly, Fund performance usually struggles. During the fiscal year, Financials were the best-performing sector in the benchmark.

  The Fund’s large underweight to Financials produced deeply negative allocation and selection effects, which explains the majority of the underperformance during the period.

  Consumer Discretionary and Industrials were also headwinds due to negative allocation effects in the former and poor stock selection in the latter.

  Denmark was a modest contributor to performance, primarily due to positive allocation effects.

  France detracted significantly from performance due to poor stock selection effects.

  Italy and the United Kingdom were also headwinds, each driven by negative stock selection effects.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI Europe Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2025

	WisdomTree Europe Quality Dividend Growth Fund $17,699	MSCI Europe Index $17,362	WisdomTree Europe Quality Dividend Growth Index $18,503
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,436	$10,434	$10,433
5/31/15	$10,315	$10,354	$10,321
6/30/15	$9,959	$10,036	$9,980
7/31/15	$10,281	$10,349	$10,319
8/31/15	$9,596	$9,612	$9,640
9/30/15	$9,321	$9,163	$9,363
10/31/15	$10,064	$9,820	$10,111
11/30/15	$10,012	$9,640	$10,061
12/31/15	$9,867	$9,391	$9,921
1/31/16	$9,333	$8,772	$9,386
2/29/16	$9,219	$8,615	$9,279
3/31/16	$9,817	$9,156	$9,885
4/30/16	$9,848	$9,380	$9,915
5/31/16	$9,870	$9,325	$9,941
6/30/16	$9,536	$8,910	$9,584
7/31/16	$9,942	$9,283	$10,007
8/31/16	$9,817	$9,310	$9,889
9/30/16	$9,933	$9,391	$10,009
10/31/16	$9,369	$9,086	$9,443
11/30/16	$9,109	$8,888	$9,185
12/31/16	$9,478	$9,354	$9,564
1/31/17	$9,788	$9,548	$9,874
2/28/17	$10,012	$9,662	$10,114
3/31/17	$10,429	$10,050	$10,531
4/30/17	$10,951	$10,405	$11,070
5/31/17	$11,554	$10,909	$11,669
6/30/17	$11,316	$10,790	$11,432
7/31/17	$11,553	$11,112	$11,681
8/31/17	$11,721	$11,119	$11,851
9/30/17	$12,039	$11,486	$12,172
10/31/17	$12,140	$11,540	$12,287
11/30/17	$12,140	$11,565	$12,295
12/31/17	$12,287	$11,740	$12,454
1/31/18	$12,807	$12,374	$12,992
2/28/18	$11,990	$11,647	$12,172
3/31/18	$11,997	$11,507	$12,181
4/30/18	$12,120	$11,825	$12,309
5/31/18	$12,011	$11,437	$12,201
6/30/18	$11,901	$11,360	$12,105
7/31/18	$12,314	$11,738	$12,526
8/31/18	$12,142	$11,410	$12,359
9/30/18	$11,988	$11,451	$12,208
10/31/18	$11,025	$10,577	$11,239
11/30/18	$10,895	$10,479	$11,121
12/31/18	$10,437	$9,995	$10,649
1/31/19	$11,177	$10,653	$11,420
2/28/19	$11,561	$11,011	$11,825
3/31/19	$11,803	$11,078	$12,059
4/30/19	$12,085	$11,474	$12,369
5/31/19	$11,525	$10,845	$11,789
6/30/19	$12,361	$11,574	$12,666
7/31/19	$12,086	$11,350	$12,382
8/31/19	$11,867	$11,064	$12,161
9/30/19	$12,031	$11,365	$12,331
10/31/19	$12,452	$11,730	$12,769
11/30/19	$12,773	$11,906	$13,109
12/31/19	$13,360	$12,371	$13,719
1/31/20	$13,105	$12,060	$13,458
2/29/20	$11,900	$10,941	$12,219
3/31/20	$10,686	$9,361	$10,951
4/30/20	$11,381	$9,916	$11,681
5/31/20	$12,086	$10,367	$12,414
6/30/20	$12,420	$10,789	$12,758
7/31/20	$12,984	$11,204	$13,344
8/31/20	$13,533	$11,665	$13,913
9/30/20	$13,456	$11,276	$13,843
10/31/20	$12,678	$10,640	$13,034
11/30/20	$14,277	$12,450	$14,710
12/31/20	$14,969	$13,036	$15,424
1/31/21	$14,817	$12,847	$15,280
2/28/21	$14,885	$13,162	$15,350
3/31/21	$15,434	$13,568	$15,914
4/30/21	$16,150	$14,185	$16,665
5/31/21	$16,847	$14,776	$17,354
6/30/21	$16,724	$14,575	$17,245
7/31/21	$17,188	$14,844	$17,732
8/31/21	$17,423	$15,069	$17,981
9/30/21	$16,248	$14,349	$16,794
10/31/21	$16,829	$14,995	$17,404
11/30/21	$16,223	$14,222	$16,811
12/31/21	$17,379	$15,161	$18,024
1/31/22	$16,336	$14,467	$16,949
2/28/22	$15,981	$14,059	$16,574
3/31/22	$16,054	$14,044	$16,645
4/30/22	$15,151	$13,236	$15,699
5/31/22	$15,079	$13,335	$15,621
6/30/22	$13,537	$12,009	$14,024
7/31/22	$14,350	$12,603	$14,873
8/31/22	$13,242	$11,818	$13,733
9/30/22	$12,203	$10,790	$12,649
10/31/22	$12,865	$11,564	$13,343
11/30/22	$14,189	$12,876	$14,743
12/31/22	$14,211	$12,878	$14,773
1/31/23	$15,256	$13,995	$15,865
2/28/23	$15,021	$13,908	$15,632
3/31/23	$15,791	$14,238	$16,431
4/30/23	$16,515	$14,829	$17,175
5/31/23	$15,471	$13,959	$16,088
6/30/23	$16,188	$14,628	$16,838
7/31/23	$16,518	$15,076	$17,186
8/31/23	$15,986	$14,478	$16,634
9/30/23	$15,242	$13,903	$15,863
10/31/23	$14,784	$13,384	$15,378
11/30/23	$16,126	$14,705	$16,798
12/31/23	$17,010	$15,439	$17,740
1/31/24	$17,010	$15,421	$17,752
2/29/24	$17,106	$15,661	$17,855
3/31/24	$17,406	$16,247	$18,166
4/30/24	$16,934	$15,939	$17,666
5/31/24	$17,738	$16,711	$18,512
6/30/24	$17,391	$16,335	$18,149
7/31/24	$17,739	$16,686	$18,524
8/31/24	$18,575	$17,344	$19,403
9/30/24	$18,565	$17,411	$19,397
10/31/24	$17,270	$16,385	$18,053
11/30/24	$16,846	$16,109	$17,614
12/31/24	$16,405	$15,715	$17,160
1/31/25	$17,514	$16,797	$18,339
2/28/25	$17,869	$17,414	$18,713
3/31/25	$17,699	$17,362	$18,503

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	1.68%	10.62%	5.88%
MSCI Europe Index	6.87%	13.15%	5.67%
WisdomTree Europe Quality Dividend Growth Index	1.86%	11.06%	6.35%

Key Fund Statistics

  Total Net Assets$64,624,582
  # of Portfolio Holdings218
  Portfolio Turnover Rate35%
  Investment Advisory Fees Paid$389,919

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Roche Holding AG	6.0%
Nestle SA	5.2%
Novartis AG	4.9%
LVMH Moet Hennessy Louis Vuitton SE	4.7%
Deutsche Telekom AG	3.7%
BP PLC	3.5%
Unilever PLC	3.2%
AstraZeneca PLC	2.8%
L'Oreal SA	2.6%
Industria de Diseno Textil SA	2.6%

Sector Breakdown (% of Net Assets)

Industrials	20.7%
Health Care	18.7%
Consumer Staples	18.2%
Consumer Discretionary	15.2%
Information Technology	6.9%
Communication Services	6.4%
Materials	4.1%
Energy	4.0%
Financials	3.4%
Utilities	1.2%
Other Sectors	0.1%
Other Assets and Liabilities (Net)	1.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Europe Quality Dividend Growth Fund

Annual Shareholder Report - March 31, 2025

Ticker: EUDG

EUDG - 032025

WisdomTree Europe SmallCap Dividend Fund

Ticker: DFE

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree Europe SmallCap Dividend Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Europe SmallCap Dividend Fund	$69	0.67%

How did the Fund perform last year and what affected its performance?

The Fund returned 5.95% at net asset value (NAV) for the fiscal year ended March 31, 2025, outperforming the Fund's primary comparative benchmark, the MSCI Europe Small Cap Index, which returned 3.46% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its Health Care and Industrials exposures, primarily due to strong stock selection effects in each.

  Materials exposure detracted from performance due to poor stock selection, while Financials were also a headwind due to negative allocation effects resulting from underweighting an outperforming sector.

  The Fund benefited from its exposures to Norway, Netherlands, and France, primarily due to strong stock selection effects in each.

  Denmark also contributed positively to performance, driven by strong stock selection.

  Exposure to Italy detracted from performance due to poor stock selection effects.

  Spain was also a headwind due to negative stock selection.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI Europe Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2025

	WisdomTree Europe SmallCap Dividend Fund $16,066	MSCI Europe Index $17,362	MSCI Europe Small Cap Index $16,930	WisdomTree Europe SmallCap Dividend Index $16,603
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$10,635	$10,434	$10,576	$10,637
5/31/15	$10,692	$10,354	$10,721	$10,694
6/30/15	$10,489	$10,036	$10,570	$10,512
7/31/15	$10,716	$10,349	$10,839	$10,759
8/31/15	$10,315	$9,612	$10,417	$10,361
9/30/15	$9,882	$9,163	$10,053	$9,917
10/31/15	$10,363	$9,820	$10,580	$10,414
11/30/15	$10,282	$9,640	$10,530	$10,320
12/31/15	$10,392	$9,391	$10,589	$10,439
1/31/16	$9,650	$8,772	$9,684	$9,697
2/29/16	$9,681	$8,615	$9,670	$9,743
3/31/16	$10,525	$9,156	$10,474	$10,600
4/30/16	$10,598	$9,380	$10,608	$10,677
5/31/16	$10,777	$9,325	$10,741	$10,848
6/30/16	$9,607	$8,910	$9,762	$9,691
7/31/16	$10,330	$9,283	$10,372	$10,415
8/31/16	$10,369	$9,310	$10,488	$10,466
9/30/16	$10,563	$9,391	$10,688	$10,672
10/31/16	$10,186	$9,086	$10,158	$10,296
11/30/16	$9,982	$8,888	$9,944	$10,092
12/31/16	$10,554	$9,354	$10,369	$10,675
1/31/17	$10,892	$9,548	$10,720	$11,020
2/28/17	$10,998	$9,662	$10,883	$11,136
3/31/17	$11,363	$10,050	$11,246	$11,503
4/30/17	$12,131	$10,405	$12,004	$12,296
5/31/17	$12,659	$10,909	$12,521	$12,827
6/30/17	$12,537	$10,790	$12,388	$12,727
7/31/17	$13,103	$11,112	$12,942	$13,311
8/31/17	$13,103	$11,119	$12,971	$13,310
9/30/17	$13,618	$11,486	$13,481	$13,823
10/31/17	$13,608	$11,540	$13,561	$13,813
11/30/17	$13,579	$11,565	$13,624	$13,774
12/31/17	$13,979	$11,740	$14,052	$14,186
1/31/18	$14,593	$12,374	$14,861	$14,814
2/28/18	$13,975	$11,647	$14,131	$14,192
3/31/18	$13,743	$11,507	$14,005	$13,955
4/30/18	$14,061	$11,825	$14,327	$14,273
5/31/18	$13,672	$11,437	$14,072	$13,863
6/30/18	$13,324	$11,360	$13,919	$13,543
7/31/18	$13,458	$11,738	$14,135	$13,693
8/31/18	$13,121	$11,410	$13,980	$13,353
9/30/18	$12,990	$11,451	$13,694	$13,229
10/31/18	$11,854	$10,577	$12,344	$12,067
11/30/18	$11,584	$10,479	$11,913	$11,792
12/31/18	$10,983	$9,995	$11,255	$11,170
1/31/19	$11,906	$10,653	$12,314	$12,094
2/28/19	$12,196	$11,011	$12,633	$12,396
3/31/19	$12,067	$11,078	$12,625	$12,270
4/30/19	$12,547	$11,474	$13,184	$12,759
5/31/19	$11,820	$10,845	$12,339	$12,017
6/30/19	$12,370	$11,574	$12,978	$12,584
7/31/19	$11,895	$11,350	$12,669	$12,101
8/31/19	$11,482	$11,064	$12,318	$11,664
9/30/19	$11,909	$11,365	$12,625	$12,105
10/31/19	$12,516	$11,730	$13,242	$12,743
11/30/19	$12,913	$11,906	$13,688	$13,154
12/31/19	$13,925	$12,371	$14,526	$14,203
1/31/20	$13,408	$12,060	$14,095	$13,678
2/29/20	$12,025	$10,941	$12,846	$12,259
3/31/20	$8,862	$9,361	$10,101	$9,056
4/30/20	$9,847	$9,916	$11,230	$10,074
5/31/20	$10,458	$10,367	$11,993	$10,693
6/30/20	$10,781	$10,789	$12,269	$11,018
7/31/20	$11,394	$11,204	$13,061	$11,655
8/31/20	$12,125	$11,665	$13,962	$12,408
9/30/20	$11,714	$11,276	$13,608	$11,996
10/31/20	$11,117	$10,640	$12,923	$11,389
11/30/20	$13,012	$12,450	$15,279	$13,380
12/31/20	$14,316	$13,036	$16,560	$14,732
1/31/21	$14,265	$12,847	$16,509	$14,686
2/28/21	$14,995	$13,162	$17,132	$15,441
3/31/21	$15,403	$13,568	$17,442	$15,877
4/30/21	$16,289	$14,185	$18,529	$16,797
5/31/21	$16,848	$14,776	$19,210	$17,447
6/30/21	$16,425	$14,575	$18,532	$16,933
7/31/21	$17,107	$14,844	$19,213	$17,644
8/31/21	$17,495	$15,069	$19,790	$18,060
9/30/21	$16,295	$14,349	$18,566	$16,823
10/31/21	$16,835	$14,995	$19,195	$17,393
11/30/21	$15,765	$14,222	$18,074	$16,331
12/31/21	$16,928	$15,161	$19,058	$17,523
1/31/22	$15,837	$14,467	$17,518	$16,398
2/28/22	$15,215	$14,059	$16,862	$15,757
3/31/22	$15,426	$14,044	$16,822	$15,970
4/30/22	$14,489	$13,236	$15,647	$14,995
5/31/22	$14,662	$13,335	$15,619	$15,149
6/30/22	$12,904	$12,009	$13,445	$13,325
7/31/22	$13,567	$12,603	$14,403	$14,019
8/31/22	$12,502	$11,818	$13,220	$12,916
9/30/22	$10,882	$10,790	$11,471	$11,234
10/31/22	$11,658	$11,564	$12,385	$12,042
11/30/22	$12,915	$12,876	$13,718	$13,354
12/31/22	$13,115	$12,878	$13,861	$13,550
1/31/23	$14,151	$13,995	$15,156	$14,623
2/28/23	$14,383	$13,908	$15,207	$14,869
3/31/23	$14,119	$14,238	$14,939	$14,565
4/30/23	$14,588	$14,829	$15,423	$15,042
5/31/23	$13,509	$13,959	$14,513	$13,913
6/30/23	$13,902	$14,628	$14,976	$14,324
7/31/23	$14,417	$15,076	$15,643	$14,861
8/31/23	$13,807	$14,478	$14,948	$14,224
9/30/23	$13,256	$13,903	$14,129	$13,646
10/31/23	$12,557	$13,384	$13,275	$12,926
11/30/23	$13,811	$14,705	$14,933	$14,246
12/31/23	$15,063	$15,439	$16,174	$15,564
1/31/24	$14,742	$15,421	$15,769	$15,230
2/29/24	$14,616	$15,661	$15,717	$15,103
3/31/24	$15,164	$16,247	$16,364	$15,665
4/30/24	$15,093	$15,939	$16,069	$15,599
5/31/24	$16,210	$16,711	$17,267	$16,754
6/30/24	$15,437	$16,335	$16,477	$15,944
7/31/24	$16,220	$16,686	$17,344	$16,771
8/31/24	$16,540	$17,344	$17,685	$17,116
9/30/24	$16,654	$17,411	$17,914	$17,220
10/31/24	$15,416	$16,385	$16,636	$15,953
11/30/24	$15,147	$16,109	$16,383	$15,688
12/31/24	$15,016	$15,715	$16,019	$15,551
1/31/25	$15,538	$16,797	$16,727	$16,103
2/28/25	$15,670	$17,414	$16,835	$16,230
3/31/25	$16,066	$17,362	$16,930	$16,603

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	5.95%	12.63%	4.86%
MSCI Europe Index	6.87%	13.15%	5.67%
MSCI Europe Small Cap Index	3.46%	10.88%	5.41%
WisdomTree Europe SmallCap Dividend Index	5.99%	12.89%	5.20%

Key Fund Statistics

  Total Net Assets$144,904,332
  # of Portfolio Holdings385
  Portfolio Turnover Rate54%
  Investment Advisory Fees Paid$964,810

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Plus500 Ltd.	1.6%
Coface SA	1.4%
BW LPG Ltd.	1.3%
TBC Bank Group PLC	1.2%
Pennon Group PLC	1.1%
Lion Finance Group PLC	1.1%
Valiant Holding AG	1.1%
Spar Nord Bank AS	1.0%
Anima Holding SpA	1.0%
Assura PLC	1.0%

Sector Breakdown (% of Net Assets)

Industrials	23.9%
Financials	16.5%
Consumer Discretionary	14.3%
Materials	8.6%
Real Estate	6.8%
Communication Services	6.4%
Information Technology	5.2%
Energy	5.2%
Consumer Staples	5.0%
Utilities	3.3%
Other Sectors	3.6%
Other Assets and Liabilities (Net)	1.2%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Europe SmallCap Dividend Fund

Annual Shareholder Report - March 31, 2025

Ticker: DFE

DFE - 032025

WisdomTree International AI Enhanced Value Fund

Ticker: AIVI

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree International AI Enhanced Value Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International AI Enhanced Value Fund	$69	0.65%

How did the Fund perform last year and what affected its performance?

The Fund returned 11.48% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the MSCI EAFE Value Index, which returned 12.85% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited significantly from its exposures to Health Care, driven by strong allocation and stock selection effects.

  Consumer Discretionary and Information Technology also aided performance due to positive allocation effects resulting from underweights to underperforming sectors.

  Communication Services detracted from performance due to poor allocation and stock selection effects.

  Financials was also a modest headwind, primarily due to negative stock selection.

  The Fund benefited significantly from its exposures to Denmark and the United Kingdom, each driven by strong stock selection effects.

  France and Hong Kong also contributed positively to performance, supported by a mix of favorable allocation and selection effects.

  Germany, Japan and Singapore detracted from performance due to poor stock selection effects.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI EAFE Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2025

	WisdomTree International AI Enhanced Value Fund $	MSCI EAFE Index $	MSCI EAFE Value Index $
3/31/15	10,000	10,000	10,000
4/30/15	10,491	10,408	10,442
5/31/15	10,306	10,355	10,341
6/30/15	9,899	10,062	10,022
7/31/15	10,082	10,271	10,196
8/31/15	9,399	9,515	9,429
9/30/15	8,943	9,032	8,842
10/31/15	9,520	9,738	9,493
11/30/15	9,252	9,586	9,257
12/31/15	9,065	9,457	9,079
1/31/16	8,671	8,773	8,340
2/29/16	8,522	8,613	8,179
3/31/16	9,117	9,173	8,718
4/30/16	9,392	9,439	9,062
5/31/16	9,150	9,353	8,918
6/30/16	9,091	9,039	8,475
7/31/16	9,388	9,497	8,921
8/31/16	9,318	9,504	9,065
9/30/16	9,452	9,620	9,153
10/31/16	9,167	9,424	9,174
11/30/16	8,843	9,236	9,118
12/31/16	9,251	9,552	9,535
1/31/17	9,437	9,829	9,770
2/28/17	9,550	9,969	9,837
3/31/17	9,806	10,244	10,112
4/30/17	9,826	10,505	10,324
5/31/17	10,339	10,890	10,563
6/30/17	10,211	10,871	10,595
7/31/17	10,507	11,184	10,949
8/31/17	10,553	11,180	10,881
9/30/17	10,786	11,458	11,216
10/31/17	10,875	11,632	11,303
11/30/17	10,984	11,754	11,405
12/31/17	11,103	11,943	11,579
1/31/18	11,639	12,542	12,205
2/28/18	11,080	11,976	11,625
3/31/18	11,052	11,760	11,345
4/30/18	11,411	12,029	11,694
5/31/18	10,991	11,758	11,187
6/30/18	10,949	11,615	11,045
7/31/18	11,309	11,901	11,363
8/31/18	10,962	11,671	10,949
9/30/18	11,095	11,772	11,176
10/31/18	10,466	10,835	10,434
11/30/18	10,437	10,821	10,376
12/31/18	10,064	10,296	9,868
1/31/19	10,700	10,973	10,529
2/28/19	10,838	11,252	10,704
3/31/19	11,010	11,323	10,649
4/30/19	11,075	11,642	10,897
5/31/19	10,575	11,083	10,267
6/30/19	11,176	11,740	10,814
7/31/19	11,032	11,591	10,570
8/31/19	10,771	11,291	10,136
9/30/19	11,076	11,614	10,625
10/31/19	11,471	12,032	11,009
11/30/19	11,490	12,167	11,052
12/31/19	11,845	12,563	11,456
1/31/20	11,543	12,300	11,042
2/29/20	10,362	11,188	9,997
3/31/20	8,834	9,695	8,226
4/30/20	9,428	10,321	8,666
5/31/20	9,668	10,771	8,929
6/30/20	9,997	11,138	9,248
7/31/20	10,112	11,397	9,266
8/31/20	10,533	11,983	9,808
9/30/20	10,255	11,672	9,358
10/31/20	9,752	11,206	8,981
11/30/20	11,181	12,943	10,682
12/31/20	11,707	13,545	11,155
1/31/21	11,794	13,400	11,068
2/28/21	11,990	13,701	11,595
3/31/21	12,356	14,016	11,985
4/30/21	12,580	14,438	12,214
5/31/21	12,923	14,908	12,637
6/30/21	12,730	14,741	12,346
7/31/21	12,789	14,852	12,316
8/31/21	12,748	15,114	12,455
9/30/21	12,393	14,675	12,227
10/31/21	12,447	15,036	12,422
11/30/21	12,082	14,336	11,674
12/31/21	12,805	15,070	12,370
1/31/22	12,751	14,342	12,499
2/28/22	12,413	14,088	12,329
3/31/22	12,393	14,179	12,411
4/30/22	11,932	13,262	11,783
5/31/22	12,170	13,361	12,073
6/30/22	11,083	12,121	10,871
7/31/22	11,383	12,725	11,098
8/31/22	10,840	12,121	10,723
9/30/22	9,715	10,987	9,762
10/31/22	10,186	11,578	10,391
11/30/22	11,418	12,882	11,533
12/31/22	11,520	12,892	11,679
1/31/23	12,404	13,936	12,581
2/28/23	12,353	13,645	12,404
3/31/23	12,492	13,984	12,372
4/30/23	13,029	14,378	12,771
5/31/23	12,319	13,770	12,083
6/30/23	12,812	14,397	12,763
7/31/23	13,292	14,862	13,343
8/31/23	12,805	14,293	12,947
9/30/23	12,551	13,805	12,837
10/31/23	12,069	13,245	12,273
11/30/23	12,996	14,475	13,245
12/31/23	13,611	15,244	13,892
1/31/24	13,564	15,331	13,883
2/29/24	13,446	15,612	13,908
3/31/24	13,857	16,125	14,515
4/30/24	13,547	15,712	14,366
5/31/24	14,033	16,321	14,933
6/30/24	13,641	16,058	14,517
7/31/24	14,438	16,529	15,197
8/31/24	14,933	17,066	15,586
9/30/24	15,263	17,224	15,808
10/31/24	14,423	16,287	15,065
11/30/24	14,293	16,195	14,949
12/31/24	13,897	15,826	14,682
1/31/25	14,552	16,658	15,431
2/28/25	14,925	16,981	16,007
3/31/25	15,448	16,913	16,380

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	11.48%	11.83%	4.45%
MSCI EAFE Index	4.88%	11.77%	5.40%
MSCI EAFE Value Index	12.85%	14.77%	5.06%

Key Fund Statistics

  Total Net Assets$50,372,643
  # of Portfolio Holdings122
  Portfolio Turnover Rate130%
  Investment Advisory Fees Paid$393,192

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Vinci SA	3.6%
TotalEnergies SE	3.3%
BASF SE	3.2%
Bridgestone Corp.	3.2%
British American Tobacco PLC	2.9%
Swedbank AB	2.9%
Hang Seng Bank Ltd.	2.9%
Aegon Ltd.	2.8%
National Australia Bank Ltd.	2.8%
Imperial Brands PLC	2.7%

Sector Breakdown (% of Net Assets)

Financials	32.4%
Industrials	16.4%
Consumer Staples	13.4%
Materials	6.6%
Health Care	6.1%
Consumer Discretionary	5.0%
Energy	5.0%
Utilities	5.0%
Real Estate	4.3%
Communication Services	2.6%
Other Sectors	1.0%
Other Assets and Liabilities (Net)	2.2%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree International AI Enhanced Value Fund

Annual Shareholder Report - March 31, 2025

Ticker: AIVI

AIVI - 032025

WisdomTree International Equity Fund

Ticker: DWM

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree International Equity Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Equity Fund	$54	0.52%

How did the Fund perform last year and what affected its performance?

The Fund returned 8.89% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the MSCI EAFE Value Index, which returned 12.85% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from positions in Financials due to positive allocation and stock selection effects. The Fund’s dividend-weighted methodology usually results in overweights to Financials, which was valuable during a period when Financials outperformed.

  Health Care and Information Technology were also additive due to strong stock selection and positive allocation impacts.

  At the country level, underweights to Denmark and the Netherlands were additive during a period when both of their equity markets struggled. Both also exhibited positive stock selection effects to compound the benefit.

  German exposures detracted from performance due to both poor stock selection and allocation effects. The latter impact stemmed from a slight underweight to one of the best-performing regions in the developed market equity universe for the last few months.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI EAFE Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2025

	WisdomTree International Equity Fund $16,049	MSCI EAFE Index $16,913	MSCI EAFE Value Index $16,380	WisdomTree International Equity Index $16,421
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$10,447	$10,408	$10,442	$10,455
5/31/15	$10,308	$10,355	$10,341	$10,317
6/30/15	$10,001	$10,062	$10,022	$10,014
7/31/15	$10,164	$10,271	$10,196	$10,182
8/31/15	$9,425	$9,515	$9,429	$9,447
9/30/15	$8,982	$9,032	$8,842	$9,000
10/31/15	$9,651	$9,738	$9,493	$9,666
11/30/15	$9,488	$9,586	$9,257	$9,501
12/31/15	$9,352	$9,457	$9,079	$9,364
1/31/16	$8,748	$8,773	$8,340	$8,755
2/29/16	$8,597	$8,613	$8,179	$8,601
3/31/16	$9,185	$9,173	$8,718	$9,198
4/30/16	$9,444	$9,439	$9,062	$9,461
5/31/16	$9,345	$9,353	$8,918	$9,362
6/30/16	$9,052	$9,039	$8,475	$9,051
7/31/16	$9,476	$9,497	$8,921	$9,477
8/31/16	$9,502	$9,504	$9,065	$9,512
9/30/16	$9,607	$9,620	$9,153	$9,624
10/31/16	$9,441	$9,424	$9,174	$9,471
11/30/16	$9,267	$9,236	$9,118	$9,301
12/31/16	$9,621	$9,552	$9,535	$9,665
1/31/17	$9,865	$9,829	$9,770	$9,909
2/28/17	$9,976	$9,969	$9,837	$10,026
3/31/17	$10,265	$10,244	$10,112	$10,315
4/30/17	$10,503	$10,505	$10,324	$10,552
5/31/17	$10,894	$10,890	$10,563	$10,946
6/30/17	$10,848	$10,871	$10,595	$10,908
7/31/17	$11,195	$11,184	$10,949	$11,267
8/31/17	$11,191	$11,180	$10,881	$11,271
9/30/17	$11,479	$11,458	$11,216	$11,560
10/31/17	$11,604	$11,632	$11,303	$11,685
11/30/17	$11,709	$11,754	$11,405	$11,795
12/31/17	$11,878	$11,943	$11,579	$11,973
1/31/18	$12,442	$12,542	$12,205	$12,558
2/28/18	$11,831	$11,976	$11,625	$11,954
3/31/18	$11,646	$11,760	$11,345	$11,776
4/30/18	$11,990	$12,029	$11,694	$12,086
5/31/18	$11,631	$11,758	$11,187	$11,721
6/30/18	$11,496	$11,615	$11,045	$11,591
7/31/18	$11,810	$11,901	$11,363	$11,908
8/31/18	$11,518	$11,671	$10,949	$11,606
9/30/18	$11,660	$11,772	$11,176	$11,748
10/31/18	$10,807	$10,835	$10,434	$10,886
11/30/18	$10,788	$10,821	$10,376	$10,893
12/31/18	$10,269	$10,296	$9,868	$10,371
1/31/19	$10,930	$10,973	$10,529	$11,039
2/28/19	$11,175	$11,252	$10,704	$11,294
3/31/19	$11,208	$11,323	$10,649	$11,325
4/30/19	$11,454	$11,642	$10,897	$11,581
5/31/19	$10,909	$11,083	$10,267	$11,020
6/30/19	$11,514	$11,740	$10,814	$11,645
7/31/19	$11,293	$11,591	$10,570	$11,422
8/31/19	$10,908	$11,291	$10,136	$11,048
9/30/19	$11,287	$11,614	$10,625	$11,444
10/31/19	$11,677	$12,032	$11,009	$11,855
11/30/19	$11,782	$12,167	$11,052	$11,949
12/31/19	$12,228	$12,563	$11,456	$12,415
1/31/20	$11,867	$12,300	$11,042	$12,036
2/29/20	$10,744	$11,188	$9,997	$10,890
3/31/20	$9,108	$9,695	$8,226	$9,197
4/30/20	$9,656	$10,321	$8,666	$9,768
5/31/20	$9,971	$10,771	$8,929	$10,085
6/30/20	$10,260	$11,138	$9,248	$10,386
7/31/20	$10,425	$11,397	$9,266	$10,554
8/31/20	$10,944	$11,983	$9,808	$11,074
9/30/20	$10,622	$11,672	$9,358	$10,752
10/31/20	$10,178	$11,206	$8,981	$10,303
11/30/20	$11,473	$12,943	$10,682	$11,640
12/31/20	$11,991	$13,545	$11,155	$12,168
1/31/21	$11,911	$13,400	$11,068	$12,086
2/28/21	$12,078	$13,701	$11,595	$12,256
3/31/21	$12,461	$14,016	$11,985	$12,651
4/30/21	$12,766	$14,438	$12,214	$12,962
5/31/21	$13,233	$14,908	$12,637	$13,384
6/30/21	$13,027	$14,741	$12,346	$13,233
7/31/21	$13,147	$14,852	$12,316	$13,355
8/31/21	$13,269	$15,114	$12,455	$13,500
9/30/21	$12,837	$14,675	$12,227	$13,051
10/31/21	$13,041	$15,036	$12,422	$13,264
11/30/21	$12,508	$14,336	$11,674	$12,720
12/31/21	$13,242	$15,070	$12,370	$13,469
1/31/22	$12,983	$14,342	$12,499	$13,236
2/28/22	$12,834	$14,088	$12,329	$13,074
3/31/22	$13,037	$14,179	$12,411	$13,281
4/30/22	$12,359	$13,262	$11,783	$12,589
5/31/22	$12,484	$13,361	$12,073	$12,722
6/30/22	$11,332	$12,121	$10,871	$11,540
7/31/22	$11,709	$12,725	$11,098	$11,926
8/31/22	$11,251	$12,121	$10,723	$11,463
9/30/22	$10,257	$10,987	$9,762	$10,444
10/31/22	$10,734	$11,578	$10,391	$10,936
11/30/22	$11,937	$12,882	$11,533	$12,180
12/31/22	$12,036	$12,892	$11,679	$12,282
1/31/23	$12,899	$13,936	$12,581	$13,175
2/28/23	$12,656	$13,645	$12,404	$12,929
3/31/23	$12,833	$13,984	$12,372	$13,104
4/30/23	$13,186	$14,378	$12,771	$13,460
5/31/23	$12,482	$13,770	$12,083	$12,723
6/30/23	$13,102	$14,397	$12,763	$13,358
7/31/23	$13,599	$14,862	$13,343	$13,865
8/31/23	$13,139	$14,293	$12,947	$13,394
9/30/23	$12,883	$13,805	$12,837	$13,138
10/31/23	$12,393	$13,245	$12,273	$12,634
11/30/23	$13,381	$14,475	$13,245	$13,657
12/31/23	$14,030	$15,244	$13,892	$14,332
1/31/24	$14,032	$15,331	$13,883	$14,331
2/29/24	$14,219	$15,612	$13,908	$14,525
3/31/24	$14,738	$16,125	$14,515	$15,054
4/30/24	$14,467	$15,712	$14,366	$14,770
5/31/24	$15,023	$16,321	$14,933	$15,339
6/30/24	$14,672	$16,058	$14,517	$14,977
7/31/24	$15,238	$16,529	$15,197	$15,561
8/31/24	$15,714	$17,066	$15,586	$16,054
9/30/24	$15,863	$17,224	$15,808	$16,204
10/31/24	$15,086	$16,287	$15,065	$15,426
11/30/24	$14,956	$16,195	$14,949	$15,278
12/31/24	$14,669	$15,826	$14,682	$14,990
1/31/25	$15,356	$16,658	$15,431	$15,691
2/28/25	$15,741	$16,981	$16,007	$16,114
3/31/25	$16,049	$16,913	$16,380	$16,421

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	8.89%	12.00%	4.84%
MSCI EAFE Index	4.88%	11.77%	5.40%
MSCI EAFE Value Index	12.85%	14.77%	5.06%
WisdomTree International Equity Index	9.08%	12.29%	5.08%

Key Fund Statistics

  Total Net Assets$519,628,163
  # of Portfolio Holdings1,323
  Portfolio Turnover Rate27%
  Investment Advisory Fees Paid$2,584,837

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

HSBC Holdings PLC	2.5%
Novartis AG	1.6%
Toyota Motor Corp.	1.2%
Roche Holding AG	1.2%
Shell PLC	1.1%
Allianz SE	1.1%
Nestle SA	1.1%
Intesa Sanpaolo SpA	1.1%
TotalEnergies SE	1.1%
Deutsche Telekom AG	1.0%

Sector Breakdown (% of Net Assets)

Financials	22.7%
Industrials	17.3%
Consumer Discretionary	9.8%
Consumer Staples	9.3%
Health Care	7.7%
Materials	6.6%
Utilities	6.5%
Communication Services	6.4%
Energy	5.6%
Information Technology	3.9%
Other Sectors	3.1%
Other Assets and Liabilities (Net)	1.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree International Equity Fund

Annual Shareholder Report - March 31, 2025

Ticker: DWM

DWM - 032025

WisdomTree International High Dividend Fund

Ticker: DTH

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree International High Dividend Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International High Dividend Fund	$65	0.61%

How did the Fund perform last year and what affected its performance?

The Fund returned 11.59% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the MSCI EAFE Value Index, which returned 12.85% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Japan and Spain, driven by a mix of strong allocation and stock selection effects. Japan’s allocation effect stemmed from a large underweight to a region that trailed within the broader MSCI EAFE Value Index.

  United Kingdom also contributed positively to performance, primarily due to strong stock selection effects.

  Germany detracted from performance due to a mix of poor allocation and stock selection effects.

  Exposure to Australia also weighed on results, each due to a combination of negative allocation and stock selection effects.

  The Fund benefited from its exposures to Financials and Information Technology, driven by a mix of strong allocation and stock selection effects.

  Utilities also contributed positively to performance, primarily due to strong allocation effects resulting from overweighting an outperforming sector.

  Consumer Discretionary detracted from performance due to poor stock selection effects.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI EAFE Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2025

	WisdomTree International High Dividend Fund $15,465	MSCI EAFE Index $16,913	MSCI EAFE Value Index $16,380	WisdomTree International High Dividend Index $15,880
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$10,481	$10,408	$10,442	$10,482
5/31/15	$10,245	$10,355	$10,341	$10,251
6/30/15	$9,914	$10,062	$10,022	$9,919
7/31/15	$10,070	$10,271	$10,196	$10,077
8/31/15	$9,324	$9,515	$9,429	$9,330
9/30/15	$8,885	$9,032	$8,842	$8,888
10/31/15	$9,506	$9,738	$9,493	$9,515
11/30/15	$9,281	$9,586	$9,257	$9,289
12/31/15	$9,100	$9,457	$9,079	$9,114
1/31/16	$8,560	$8,773	$8,340	$8,571
2/29/16	$8,417	$8,613	$8,179	$8,426
3/31/16	$9,040	$9,173	$8,718	$9,056
4/30/16	$9,322	$9,439	$9,062	$9,335
5/31/16	$9,187	$9,353	$8,918	$9,201
6/30/16	$8,912	$9,039	$8,475	$8,923
7/31/16	$9,278	$9,497	$8,921	$9,292
8/31/16	$9,315	$9,504	$9,065	$9,336
9/30/16	$9,413	$9,620	$9,153	$9,448
10/31/16	$9,285	$9,424	$9,174	$9,321
11/30/16	$9,146	$9,236	$9,118	$9,188
12/31/16	$9,565	$9,552	$9,535	$9,615
1/31/17	$9,749	$9,829	$9,770	$9,802
2/28/17	$9,824	$9,969	$9,837	$9,883
3/31/17	$10,133	$10,244	$10,112	$10,190
4/30/17	$10,271	$10,505	$10,324	$10,335
5/31/17	$10,680	$10,890	$10,563	$10,732
6/30/17	$10,596	$10,871	$10,595	$10,652
7/31/17	$10,956	$11,184	$10,949	$11,016
8/31/17	$10,935	$11,180	$10,881	$11,001
9/30/17	$11,221	$11,458	$11,216	$11,284
10/31/17	$11,252	$11,632	$11,303	$11,319
11/30/17	$11,321	$11,754	$11,405	$11,396
12/31/17	$11,510	$11,943	$11,579	$11,589
1/31/18	$12,059	$12,542	$12,205	$12,144
2/28/18	$11,429	$11,976	$11,625	$11,510
3/31/18	$11,255	$11,760	$11,345	$11,336
4/30/18	$11,591	$12,029	$11,694	$11,669
5/31/18	$11,146	$11,758	$11,187	$11,214
6/30/18	$11,060	$11,615	$11,045	$11,138
7/31/18	$11,416	$11,901	$11,363	$11,501
8/31/18	$11,081	$11,671	$10,949	$11,162
9/30/18	$11,241	$11,772	$11,176	$11,323
10/31/18	$10,531	$10,835	$10,434	$10,608
11/30/18	$10,537	$10,821	$10,376	$10,624
12/31/18	$10,062	$10,296	$9,868	$10,148
1/31/19	$10,703	$10,973	$10,529	$10,799
2/28/19	$10,927	$11,252	$10,704	$11,029
3/31/19	$10,975	$11,323	$10,649	$11,065
4/30/19	$11,144	$11,642	$10,897	$11,239
5/31/19	$10,619	$11,083	$10,267	$10,701
6/30/19	$11,222	$11,740	$10,814	$11,319
7/31/19	$10,922	$11,591	$10,570	$11,023
8/31/19	$10,489	$11,291	$10,136	$10,587
9/30/19	$10,951	$11,614	$10,625	$11,059
10/31/19	$11,343	$12,032	$11,009	$11,456
11/30/19	$11,390	$12,167	$11,052	$11,501
12/31/19	$11,848	$12,563	$11,456	$11,970
1/31/20	$11,410	$12,300	$11,042	$11,531
2/29/20	$10,269	$11,188	$9,997	$10,376
3/31/20	$8,404	$9,695	$8,226	$8,478
4/30/20	$8,950	$10,321	$8,666	$9,030
5/31/20	$9,175	$10,771	$8,929	$9,263
6/30/20	$9,478	$11,138	$9,248	$9,572
7/31/20	$9,579	$11,397	$9,266	$9,680
8/31/20	$10,025	$11,983	$9,808	$10,136
9/30/20	$9,623	$11,672	$9,358	$9,737
10/31/20	$9,188	$11,206	$8,981	$9,296
11/30/20	$10,568	$12,943	$10,682	$10,722
12/31/20	$11,013	$13,545	$11,155	$11,185
1/31/21	$10,974	$13,400	$11,068	$11,150
2/28/21	$11,310	$13,701	$11,595	$11,488
3/31/21	$11,663	$14,016	$11,985	$11,848
4/30/21	$11,880	$14,438	$12,214	$12,072
5/31/21	$12,254	$14,908	$12,637	$12,395
6/30/21	$11,930	$14,741	$12,346	$12,129
7/31/21	$11,976	$14,852	$12,316	$12,182
8/31/21	$12,018	$15,114	$12,455	$12,231
9/30/21	$11,677	$14,675	$12,227	$11,872
10/31/21	$11,784	$15,036	$12,422	$11,986
11/30/21	$11,297	$14,336	$11,674	$11,504
12/31/21	$11,962	$15,070	$12,370	$12,196
1/31/22	$12,160	$14,342	$12,499	$12,404
2/28/22	$12,135	$14,088	$12,329	$12,373
3/31/22	$12,434	$14,179	$12,411	$12,670
4/30/22	$11,880	$13,262	$11,783	$12,110
5/31/22	$12,154	$13,361	$12,073	$12,383
6/30/22	$10,986	$12,121	$10,871	$11,179
7/31/22	$11,117	$12,725	$11,098	$11,312
8/31/22	$10,758	$12,121	$10,723	$10,954
9/30/22	$9,836	$10,987	$9,762	$10,018
10/31/22	$10,258	$11,578	$10,391	$10,455
11/30/22	$11,534	$12,882	$11,533	$11,773
12/31/22	$11,709	$12,892	$11,679	$11,962
1/31/23	$12,589	$13,936	$12,581	$12,866
2/28/23	$12,396	$13,645	$12,404	$12,671
3/31/23	$12,435	$13,984	$12,372	$12,703
4/30/23	$12,736	$14,378	$12,771	$13,005
5/31/23	$11,909	$13,770	$12,083	$12,142
6/30/23	$12,518	$14,397	$12,763	$12,765
7/31/23	$13,109	$14,862	$13,343	$13,375
8/31/23	$12,613	$14,293	$12,947	$12,869
9/30/23	$12,505	$13,805	$12,837	$12,763
10/31/23	$11,997	$13,245	$12,273	$12,242
11/30/23	$12,863	$14,475	$13,245	$13,145
12/31/23	$13,487	$15,244	$13,892	$13,794
1/31/24	$13,282	$15,331	$13,883	$13,587
2/29/24	$13,338	$15,612	$13,908	$13,652
3/31/24	$13,859	$16,125	$14,515	$14,191
4/30/24	$13,695	$15,712	$14,366	$14,019
5/31/24	$14,247	$16,321	$14,933	$14,580
6/30/24	$13,767	$16,058	$14,517	$14,089
7/31/24	$14,312	$16,529	$15,197	$14,653
8/31/24	$14,764	$17,066	$15,586	$15,126
9/30/24	$14,960	$17,224	$15,808	$15,329
10/31/24	$14,200	$16,287	$15,065	$14,566
11/30/24	$14,012	$16,195	$14,949	$14,381
12/31/24	$13,761	$15,826	$14,682	$14,126
1/31/25	$14,364	$16,658	$15,431	$14,750
2/28/25	$14,876	$16,981	$16,007	$15,287
3/31/25	$15,465	$16,913	$16,380	$15,880

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	11.59%	12.97%	4.46%
MSCI EAFE Index	4.88%	11.77%	5.40%
MSCI EAFE Value Index	12.85%	14.77%	5.06%
WisdomTree International High Dividend Index	11.91%	13.37%	4.73%

Key Fund Statistics

  Total Net Assets$368,253,076
  # of Portfolio Holdings589
  Portfolio Turnover Rate46%
  Investment Advisory Fees Paid$1,903,339

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

HSBC Holdings PLC	4.5%
Shell PLC	2.2%
Intesa Sanpaolo SpA	2.0%
Allianz SE	2.0%
British American Tobacco PLC	2.0%
TotalEnergies SE	1.9%
Enel SpA	1.8%
Equinor ASA	1.7%
Engie SA	1.6%
Banco Bilbao Vizcaya Argentaria SA	1.6%

Sector Breakdown (% of Net Assets)

Financials	28.1%
Industrials	13.5%
Utilities	12.1%
Energy	10.5%
Materials	7.8%
Communication Services	7.2%
Consumer Staples	6.7%
Consumer Discretionary	5.7%
Real Estate	4.4%
Health Care	1.8%
Other Sectors	1.1%
Other Assets and Liabilities (Net)	1.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree International High Dividend Fund

Annual Shareholder Report - March 31, 2025

Ticker: DTH

DTH - 032025

WisdomTree International LargeCap Dividend Fund

Ticker: DOL

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree International LargeCap Dividend Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International LargeCap Dividend Fund	$53	0.51%

How did the Fund perform last year and what affected its performance?

The Fund returned 9.47% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the MSCI EAFE Value Index, which returned 12.85% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Financials and Health Care, driven by a mix of strong allocation and stock selection effects in the former and primarily stock selection effects in the latter.

  Information Technology also contributed positively to performance, supported by beneficial allocation effects.

  Consumer Discretionary and Industrials detracted from performance due to poor stock selection effects.

  The Fund benefited from its exposures to the United Kingdom and Denmark, driven by stock selection effects in the former and allocation effects in the latter.

  The Netherlands also contributed positively to performance, primarily due to a blend of strong stock selection and allocation effects.

  Germany detracted from performance due to poor stock selection effects.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI EAFE Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2025

	WisdomTree International LargeCap Dividend Fund $16,216	MSCI EAFE Index $16,913	MSCI EAFE Value Index $16,380	WisdomTree International LargeCap Dividend Index $16,544
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$10,444	$10,408	$10,442	$10,449
5/31/15	$10,261	$10,355	$10,341	$10,270
6/30/15	$9,937	$10,062	$10,022	$9,948
7/31/15	$10,135	$10,271	$10,196	$10,152
8/31/15	$9,357	$9,515	$9,429	$9,378
9/30/15	$8,884	$9,032	$8,842	$8,906
10/31/15	$9,550	$9,738	$9,493	$9,572
11/30/15	$9,363	$9,586	$9,257	$9,386
12/31/15	$9,179	$9,457	$9,079	$9,205
1/31/16	$8,615	$8,773	$8,340	$8,636
2/29/16	$8,414	$8,613	$8,179	$8,436
3/31/16	$8,951	$9,173	$8,718	$8,975
4/30/16	$9,238	$9,439	$9,062	$9,263
5/31/16	$9,130	$9,353	$8,918	$9,149
6/30/16	$8,909	$9,039	$8,475	$8,927
7/31/16	$9,266	$9,497	$8,921	$9,291
8/31/16	$9,299	$9,504	$9,065	$9,323
9/30/16	$9,390	$9,620	$9,153	$9,420
10/31/16	$9,240	$9,424	$9,174	$9,271
11/30/16	$9,062	$9,236	$9,118	$9,098
12/31/16	$9,436	$9,552	$9,535	$9,479
1/31/17	$9,631	$9,829	$9,770	$9,675
2/28/17	$9,708	$9,969	$9,837	$9,759
3/31/17	$10,007	$10,244	$10,112	$10,061
4/30/17	$10,190	$10,505	$10,324	$10,243
5/31/17	$10,593	$10,890	$10,563	$10,645
6/30/17	$10,520	$10,871	$10,595	$10,574
7/31/17	$10,845	$11,184	$10,949	$10,911
8/31/17	$10,842	$11,180	$10,881	$10,913
9/30/17	$11,145	$11,458	$11,216	$11,215
10/31/17	$11,240	$11,632	$11,303	$11,310
11/30/17	$11,332	$11,754	$11,405	$11,405
12/31/17	$11,469	$11,943	$11,579	$11,542
1/31/18	$12,037	$12,542	$12,205	$12,120
2/28/18	$11,399	$11,976	$11,625	$11,480
3/31/18	$11,240	$11,760	$11,345	$11,326
4/30/18	$11,583	$12,029	$11,694	$11,661
5/31/18	$11,192	$11,758	$11,187	$11,256
6/30/18	$11,125	$11,615	$11,045	$11,198
7/31/18	$11,466	$11,901	$11,363	$11,548
8/31/18	$11,132	$11,671	$10,949	$11,216
9/30/18	$11,294	$11,772	$11,176	$11,382
10/31/18	$10,518	$10,835	$10,434	$10,599
11/30/18	$10,527	$10,821	$10,376	$10,613
12/31/18	$10,036	$10,296	$9,868	$10,118
1/31/19	$10,642	$10,973	$10,529	$10,736
2/28/19	$10,896	$11,252	$10,704	$10,998
3/31/19	$10,961	$11,323	$10,649	$11,063
4/30/19	$11,198	$11,642	$10,897	$11,302
5/31/19	$10,692	$11,083	$10,267	$10,782
6/30/19	$11,319	$11,740	$10,814	$11,421
7/31/19	$11,093	$11,591	$10,570	$11,198
8/31/19	$10,742	$11,291	$10,136	$10,847
9/30/19	$11,108	$11,614	$10,625	$11,222
10/31/19	$11,430	$12,032	$11,009	$11,552
11/30/19	$11,483	$12,167	$11,052	$11,605
12/31/19	$11,914	$12,563	$11,456	$12,047
1/31/20	$11,578	$12,300	$11,042	$11,711
2/29/20	$10,509	$11,188	$9,997	$10,628
3/31/20	$9,020	$9,695	$8,226	$9,108
4/30/20	$9,505	$10,321	$8,666	$9,600
5/31/20	$9,747	$10,771	$8,929	$9,847
6/30/20	$10,082	$11,138	$9,248	$10,189
7/31/20	$10,223	$11,397	$9,266	$10,334
8/31/20	$10,656	$11,983	$9,808	$10,778
9/30/20	$10,301	$11,672	$9,358	$10,419
10/31/20	$9,822	$11,206	$8,981	$9,934
11/30/20	$11,099	$12,943	$10,682	$11,242
12/31/20	$11,587	$13,545	$11,155	$11,741
1/31/21	$11,477	$13,400	$11,068	$11,633
2/28/21	$11,615	$13,701	$11,595	$11,780
3/31/21	$11,978	$14,016	$11,985	$12,151
4/30/21	$12,305	$14,438	$12,214	$12,483
5/31/21	$12,803	$14,908	$12,637	$12,935
6/30/21	$12,618	$14,741	$12,346	$12,803
7/31/21	$12,721	$14,852	$12,316	$12,912
8/31/21	$12,826	$15,114	$12,455	$13,024
9/30/21	$12,345	$14,675	$12,227	$12,537
10/31/21	$12,598	$15,036	$12,422	$12,799
11/30/21	$12,109	$14,336	$11,674	$12,317
12/31/21	$12,868	$15,070	$12,370	$13,090
1/31/22	$12,741	$14,342	$12,499	$12,965
2/28/22	$12,574	$14,088	$12,329	$12,787
3/31/22	$12,849	$14,179	$12,411	$13,066
4/30/22	$12,198	$13,262	$11,783	$12,402
5/31/22	$12,340	$13,361	$12,073	$12,543
6/30/22	$11,190	$12,121	$10,871	$11,371
7/31/22	$11,535	$12,725	$11,098	$11,726
8/31/22	$11,080	$12,121	$10,723	$11,263
9/30/22	$10,188	$10,987	$9,762	$10,357
10/31/22	$10,698	$11,578	$10,391	$10,881
11/30/22	$11,941	$12,882	$11,533	$12,157
12/31/22	$12,002	$12,892	$11,679	$12,223
1/31/23	$12,870	$13,936	$12,581	$13,112
2/28/23	$12,610	$13,645	$12,404	$12,852
3/31/23	$12,842	$13,984	$12,372	$13,081
4/30/23	$13,222	$14,378	$12,771	$13,460
5/31/23	$12,492	$13,770	$12,083	$12,700
6/30/23	$13,185	$14,397	$12,763	$13,411
7/31/23	$13,629	$14,862	$13,343	$13,864
8/31/23	$13,143	$14,293	$12,947	$13,367
9/30/23	$12,936	$13,805	$12,837	$13,155
10/31/23	$12,478	$13,245	$12,273	$12,685
11/30/23	$13,454	$14,475	$13,245	$13,686
12/31/23	$14,048	$15,244	$13,892	$14,304
1/31/24	$14,074	$15,331	$13,883	$14,330
2/29/24	$14,299	$15,612	$13,908	$14,561
3/31/24	$14,814	$16,125	$14,515	$15,082
4/30/24	$14,551	$15,712	$14,366	$14,804
5/31/24	$15,106	$16,321	$14,933	$15,371
6/30/24	$14,780	$16,058	$14,517	$15,042
7/31/24	$15,277	$16,529	$15,197	$15,551
8/31/24	$15,781	$17,066	$15,586	$16,074
9/30/24	$15,850	$17,224	$15,808	$16,147
10/31/24	$15,103	$16,287	$15,065	$15,392
11/30/24	$14,886	$16,195	$14,949	$15,177
12/31/24	$14,615	$15,826	$14,682	$14,905
1/31/25	$15,403	$16,658	$15,431	$15,717
2/28/25	$15,893	$16,981	$16,007	$16,228
3/31/25	$16,216	$16,913	$16,380	$16,544

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	9.47%	12.45%	4.95%
MSCI EAFE Index	4.88%	11.77%	5.40%
MSCI EAFE Value Index	12.85%	14.77%	5.06%
WisdomTree International LargeCap Dividend Index	9.69%	12.68%	5.16%

Key Fund Statistics

  Total Net Assets$533,557,285
  # of Portfolio Holdings278
  Portfolio Turnover Rate23%
  Investment Advisory Fees Paid$2,472,752

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

HSBC Holdings PLC	3.4%
Novartis AG	2.1%
Toyota Motor Corp.	1.7%
Roche Holding AG	1.7%
Intesa Sanpaolo SpA	1.6%
Allianz SE	1.6%
Nestle SA	1.6%
Shell PLC	1.6%
British American Tobacco PLC	1.4%
TotalEnergies SE	1.4%

Sector Breakdown (% of Net Assets)

Financials	27.8%
Industrials	14.0%
Consumer Staples	10.1%
Health Care	9.4%
Consumer Discretionary	8.5%
Utilities	6.9%
Communication Services	6.4%
Energy	6.2%
Materials	5.6%
Information Technology	3.2%
Other Sectors	0.9%
Other Assets and Liabilities (Net)	1.0%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree International LargeCap Dividend Fund

Annual Shareholder Report - March 31, 2025

Ticker: DOL

DOL - 032025

WisdomTree International MidCap Dividend Fund

Ticker: DIM

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree International MidCap Dividend Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International MidCap Dividend Fund	$65	0.62%

How did the Fund perform last year and what affected its performance?

The Fund returned 8.74% at net asset value (NAV) for the fiscal year ended March 31, 2025, outperforming the Fund's primary comparative benchmark, the MSCI EAFE Mid Cap Index, which returned 5.49% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposure to Financials, primarily due to strong stock selection and allocation effects.

  Materials and Utilities also contributed positively to performance, each supported by favorable stock selection.

  Industrials and Health Care detracted from performance due to poor stock selection effects.

  The Fund benefited from its exposures to Italy and Japan, driven by a mix of strong allocation and stock selection effects in each country.

  The United Kingdom also contributed positively to performance, primarily due to strong stock selection.

  Germany detracted significantly from performance due to poor stock selection effects and negative allocation effects.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI EAFE Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2025

	WisdomTree International MidCap Dividend Fund $	MSCI EAFE Index $	MSCI EAFE Mid Cap Index $	MSCI EAFE Mid Cap Value Index $	WisdomTree International MidCap Dividend Index $
3/31/15	10,000	10,000	10,000	10,000	10,000
4/30/15	10,476	10,408	10,395	10,429	10,465
5/31/15	10,423	10,355	10,423	10,411	10,422
6/30/15	10,163	10,062	10,167	10,099	10,169
7/31/15	10,246	10,271	10,373	10,294	10,251
8/31/15	9,593	9,515	9,751	9,652	9,601
9/30/15	9,228	9,032	9,357	9,269	9,221
10/31/15	9,937	9,738	10,044	9,945	9,934
11/30/15	9,810	9,586	9,971	9,709	9,805
12/31/15	9,765	9,457	9,888	9,535	9,755
1/31/16	9,062	8,773	9,185	8,866	9,056
2/29/16	9,043	8,613	9,120	8,774	9,040
3/31/16	9,788	9,173	9,814	9,478	9,786
4/30/16	9,979	9,439	10,046	9,794	9,972
5/31/16	9,882	9,353	9,939	9,531	9,877
6/30/16	9,322	9,039	9,497	8,967	9,330
7/31/16	9,883	9,497	10,078	9,527	9,894
8/31/16	9,934	9,504	10,041	9,636	9,946
9/30/16	10,038	9,620	10,210	9,835	10,058
10/31/16	9,842	9,424	9,898	9,689	9,862
11/30/16	9,677	9,236	9,689	9,589	9,696
12/31/16	9,981	9,552	9,956	9,958	10,007
1/31/17	10,331	9,829	10,334	10,233	10,362
2/28/17	10,527	9,969	10,496	10,408	10,564
3/31/17	10,800	10,244	10,729	10,624	10,837
4/30/17	11,178	10,505	11,093	10,972	11,221
5/31/17	11,566	10,890	11,515	11,284	11,609
6/30/17	11,581	10,871	11,508	11,320	11,625
7/31/17	11,964	11,184	11,874	11,715	12,014
8/31/17	11,964	11,180	11,942	11,759	12,024
9/30/17	12,175	11,458	12,210	11,955	12,245
10/31/17	12,383	11,632	12,461	12,163	12,466
11/30/17	12,547	11,754	12,578	12,246	12,630
12/31/17	12,785	11,943	12,847	12,536	12,876
1/31/18	13,360	12,542	13,459	13,111	13,470
2/28/18	12,840	11,976	12,904	12,578	12,956
3/31/18	12,598	11,760	12,668	12,321	12,735
4/30/18	12,905	12,029	12,913	12,727	13,016
5/31/18	12,629	11,758	12,784	12,411	12,743
6/30/18	12,326	11,615	12,554	12,065	12,451
7/31/18	12,567	11,901	12,785	12,309	12,706
8/31/18	12,345	11,671	12,695	12,136	12,488
9/30/18	12,443	11,772	12,681	12,284	12,581
10/31/18	11,423	10,835	11,485	11,374	11,563
11/30/18	11,376	10,821	11,361	11,420	11,524
12/31/18	10,858	10,296	10,766	10,821	10,992
1/31/19	11,659	10,973	11,583	11,740	11,807
2/28/19	11,871	11,252	11,844	11,908	12,028
3/31/19	11,844	11,323	11,879	11,843	11,999
4/30/19	12,108	11,642	12,234	12,094	12,266
5/31/19	11,454	11,083	11,571	11,327	11,596
6/30/19	12,067	11,740	12,232	11,901	12,230
7/31/19	11,832	11,591	12,100	11,652	11,996
8/31/19	11,410	11,291	11,834	11,272	11,571
9/30/19	11,828	11,614	12,164	11,861	11,997
10/31/19	12,402	12,032	12,702	12,461	12,583
11/30/19	12,547	12,167	12,942	12,489	12,751
12/31/19	13,011	12,563	13,339	12,901	13,223
1/31/20	12,572	12,300	13,040	12,394	12,772
2/29/20	11,338	11,188	11,832	11,186	11,519
3/31/20	9,306	9,695	9,940	8,926	9,476
4/30/20	10,004	10,321	10,806	9,574	10,203
5/31/20	10,475	10,771	11,475	9,887	10,684
6/30/20	10,686	11,138	11,744	10,104	10,906
7/31/20	10,904	11,397	12,057	10,164	11,137
8/31/20	11,580	11,983	12,883	10,991	11,833
9/30/20	11,275	11,672	12,656	10,648	11,525
10/31/20	10,892	11,206	12,248	10,265	11,143
11/30/20	12,406	12,943	14,048	12,131	12,719
12/31/20	12,968	13,545	14,749	12,729	13,300
1/31/21	12,984	13,400	14,680	12,751	13,327
2/28/21	13,209	13,701	14,833	13,237	13,552
3/31/21	13,637	14,016	15,167	13,620	13,989
4/30/21	13,901	14,438	15,652	13,834	14,260
5/31/21	14,275	14,908	16,021	14,137	14,601
6/30/21	13,996	14,741	15,841	13,773	14,367
7/31/21	14,183	14,852	16,007	13,798	14,567
8/31/21	14,394	15,114	16,311	14,053	14,794
9/30/21	14,051	14,675	15,730	13,686	14,427
10/31/21	14,185	15,036	15,975	13,819	14,572
11/30/21	13,494	14,336	15,254	13,056	13,873
12/31/21	14,165	15,070	15,884	13,733	14,564
1/31/22	13,694	14,342	14,700	13,438	14,074
2/28/22	13,539	14,088	14,544	13,391	13,920
3/31/22	13,620	14,179	14,525	13,315	13,993
4/30/22	12,889	13,262	13,504	12,588	13,234
5/31/22	13,043	13,361	13,470	12,702	13,388
6/30/22	11,794	12,121	12,136	11,415	12,090
7/31/22	12,192	12,725	12,835	11,868	12,513
8/31/22	11,723	12,121	12,224	11,440	12,027
9/30/22	10,361	10,987	10,878	10,166	10,626
10/31/22	10,827	11,578	11,430	10,702	11,109
11/30/22	11,969	12,882	12,622	11,798	12,300
12/31/22	12,138	12,892	12,655	12,008	12,482
1/31/23	13,031	13,936	13,747	13,023	13,405
2/28/23	12,812	13,645	13,474	12,840	13,185
3/31/23	12,843	13,984	13,620	12,697	13,213
4/30/23	13,154	14,378	13,946	13,057	13,532
5/31/23	12,504	13,770	13,330	12,291	12,850
6/30/23	12,908	14,397	13,704	12,743	13,272
7/31/23	13,564	14,862	14,402	13,522	13,950
8/31/23	13,155	14,293	13,890	13,122	13,528
9/30/23	12,770	13,805	13,345	12,820	13,129
10/31/23	12,192	13,245	12,608	12,155	12,535
11/30/23	13,243	14,475	13,876	13,191	13,639
12/31/23	13,984	15,244	14,763	13,951	14,415
1/31/24	13,890	15,331	14,664	13,902	14,322
2/29/24	13,975	15,612	14,806	13,798	14,412
3/31/24	14,490	16,125	15,296	14,386	14,938
4/30/24	14,140	15,712	14,825	14,140	14,583
5/31/24	14,667	16,321	15,384	14,756	15,126
6/30/24	14,206	16,058	14,937	14,198	14,652
7/31/24	14,923	16,529	15,563	14,918	15,406
8/31/24	15,380	17,066	16,080	15,316	15,884
9/30/24	15,713	17,224	16,433	15,598	16,234
10/31/24	14,834	16,287	15,457	14,773	15,337
11/30/24	14,850	16,195	15,598	14,818	15,359
12/31/24	14,511	15,826	15,210	14,476	15,015
1/31/25	15,106	16,658	15,830	14,996	15,645
2/28/25	15,436	16,981	16,080	15,388	15,994
3/31/25	15,756	16,913	16,135	15,621	16,306

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	8.74%	11.11%	4.65%
MSCI EAFE Index	4.88%	11.77%	5.40%
MSCI EAFE Mid Cap Index	5.49%	10.17%	4.90%
MSCI EAFE Mid Cap Value Index	8.59%	11.84%	4.56%
WisdomTree International MidCap Dividend Index	9.16%	11.47%	5.01%

Key Fund Statistics

  Total Net Assets$135,398,826
  # of Portfolio Holdings596
  Portfolio Turnover Rate34%
  Investment Advisory Fees Paid$770,974

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Singapore Airlines Ltd.	1.0%
Banco BPM SpA	0.9%
AIB Group PLC	0.8%
Repsol SA	0.8%
Fortum OYJ	0.8%
Koninklijke KPN NV	0.7%
Mediobanca Banca di Credito Finanziario SpA	0.7%
Amundi SA	0.7%
Tryg AS	0.6%
Bouygues SA	0.6%

Sector Breakdown (% of Net Assets)

Financials	24.3%
Industrials	20.2%
Consumer Discretionary	9.3%
Real Estate	8.7%
Utilities	7.6%
Materials	6.8%
Communication Services	6.3%
Consumer Staples	5.8%
Energy	4.3%
Information Technology	3.2%
Other Sectors	2.7%
Other Assets and Liabilities (Net)	0.8%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree International MidCap Dividend Fund

Annual Shareholder Report - March 31, 2025

Ticker: DIM

DIM - 032025

WisdomTree International Multifactor Fund

Ticker: DWMF

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree International Multifactor Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Multifactor Fund	$45	0.42%

How did the Fund perform last year and what affected its performance?

The Fund returned 12.75% at net asset value (NAV) for the fiscal year ended March 31, 2025, outperforming the Fund's primary comparative benchmark, the MSCI EAFE Index, which returned 4.88% in USD terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited significantly from its exposures to Information Technology due to a combination of strong stock selection and positive allocation effects.

  Consumer Discretionary and Materials also contributed positively to performance, supported by a mix of favorable allocation and selection effects in each sector.

  Financials and Energy detracted from performance due to poor stock selection and allocation effects.

  Utilities were also a headwind, primarily due to negative allocation effects.

  The Fund benefited significantly from its exposures to Denmark, driven by strong stock selection effects.

  Australia and Italy also contributed positively to performance, supported by a mix of favorable allocation and stock selection effects.

  Germany and Hong Kong detracted from performance, each due to a combination of negative allocation and stock selection effects.

  Spain, was also a modest headwind, driven by poor stock selection.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI EAFE Local Currency Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance August 10, 2018 (inception) through March 31, 2025

	WisdomTree International Multifactor Fund $	MSCI EAFE Local Currency Index $	MSCI EAFE Index $
8/10/18	10,000	10,000	10,000
8/31/18	9,996	9,972	10,073
9/30/18	10,170	10,115	10,160
10/31/18	9,646	9,454	9,351
11/30/18	9,691	9,434	9,340
12/31/18	9,258	8,882	8,886
1/31/19	9,760	9,366	9,470
2/28/19	9,993	9,692	9,712
3/31/19	10,118	9,822	9,773
4/30/19	10,384	10,153	10,048
5/31/19	9,958	9,683	9,565
6/30/19	10,267	10,096	10,132
7/31/19	10,242	10,168	10,004
8/31/19	10,026	9,922	9,745
9/30/19	10,354	10,273	10,024
10/31/19	10,475	10,445	10,384
11/30/19	10,600	10,663	10,501
12/31/19	10,733	10,806	10,842
1/31/20	10,851	10,674	10,616
2/29/20	9,943	9,812	9,656
3/31/20	8,795	8,586	8,367
4/30/20	9,330	9,052	8,908
5/31/20	9,641	9,420	9,296
6/30/20	9,813	9,668	9,612
7/31/20	9,911	9,495	9,836
8/31/20	10,241	9,884	10,342
9/30/20	10,163	9,786	10,073
10/31/20	9,792	9,403	9,671
11/30/20	10,470	10,635	11,170
12/31/20	10,654	10,897	11,690
1/31/21	10,645	10,856	11,565
2/28/21	10,474	11,140	11,825
3/31/21	10,967	11,725	12,097
4/30/21	11,127	11,873	12,460
5/31/21	11,420	12,120	12,867
6/30/21	11,462	12,287	12,722
7/31/21	11,559	12,335	12,818
8/31/21	11,787	12,613	13,044
9/30/21	11,489	12,449	12,665
10/31/21	11,547	12,720	12,977
11/30/21	11,339	12,401	12,373
12/31/21	11,802	12,935	13,006
1/31/22	11,330	12,464	12,378
2/28/22	11,170	12,192	12,159
3/31/22	11,299	12,453	12,237
4/30/22	11,138	12,280	11,446
5/31/22	11,192	12,255	11,531
6/30/22	10,616	11,477	10,461
7/31/22	10,866	12,073	10,983
8/31/22	10,630	11,798	10,461
9/30/22	9,933	11,065	9,482
10/31/22	10,390	11,655	9,992
11/30/22	11,035	12,404	11,118
12/31/22	10,946	12,030	11,127
1/31/23	11,374	12,788	12,028
2/28/23	11,360	12,867	11,777
3/31/23	11,612	12,932	12,069
4/30/23	12,006	13,226	12,409
5/31/23	11,463	13,017	11,884
6/30/23	11,848	13,486	12,425
7/31/23	12,028	13,711	12,827
8/31/23	11,810	13,459	12,336
9/30/23	11,727	13,314	11,914
10/31/23	11,479	12,867	11,431
11/30/23	11,889	13,587	12,492
12/31/23	12,116	13,974	13,156
1/31/24	12,303	14,340	13,232
2/29/24	12,279	14,774	13,474
3/31/24	12,781	15,366	13,917
4/30/24	12,699	15,231	13,561
5/31/24	12,998	15,606	14,086
6/30/24	12,837	15,519	13,859
7/31/24	13,367	15,638	14,265
8/31/24	13,842	15,708	14,729
9/30/24	13,968	15,647	14,865
10/31/24	13,400	15,398	14,057
11/30/24	13,499	15,487	13,977
12/31/24	13,427	15,550	13,659
1/31/25	13,859	16,300	14,377
2/28/25	14,217	16,455	14,656
3/31/25	14,410	16,000	14,597

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 8/10/18
Fund NAV Returns	12.75%	10.38%	5.66%
MSCI EAFE Local Currency Index	4.13%	13.26%	7.33%
MSCI EAFE Index	4.88%	11.77%	5.86%

Key Fund Statistics

  Total Net Assets$31,846,500
  # of Portfolio Holdings201
  Portfolio Turnover Rate99%
  Investment Advisory Fees Paid$126,629

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Zurich Insurance Group AG	1.1%
ANA Holdings, Inc.	1.1%
McDonald's Holdings Co. Japan Ltd.	1.1%
Deutsche Telekom AG	1.0%
Otsuka Holdings Co. Ltd.	1.0%
Daito Trust Construction Co. Ltd.	1.0%
Oracle Corp.	1.0%
LY Corp.	1.0%
MEIJI Holdings Co. Ltd.	1.0%
Roche Holding AG	1.0%

Sector Breakdown (% of Net Assets)

Financials	20.3%
Industrials	16.0%
Consumer Staples	13.3%
Health Care	10.3%
Communication Services	10.2%
Utilities	8.5%
Consumer Discretionary	6.7%
Information Technology	4.3%
Real Estate	3.9%
Materials	3.8%
Other Sectors	1.7%
Other Assets and Liabilities (Net)	1.0%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree International Multifactor Fund

Annual Shareholder Report - March 31, 2025

Ticker: DWMF

DWMF - 032025

WisdomTree International Quality Dividend Growth Fund

Ticker: IQDG

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree International Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Quality Dividend Growth Fund	$43	0.44%

How did the Fund perform last year and what affected its performance?

The Fund returned -4.70% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the MSCI EAFE Index, which returned 4.88% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from Energy and Consumer Staples exposures due to positive stock selection effects in each.

  However, the Fund’s poor performance during the period is most attributable to its large underweight to Financials. As an indirect byproduct of its quality dividend growth methodology, the Fund is routinely heavily underweight Financials versus the MSCI EAFE Index. When Financials perform strongly, Fund performance usually struggles. During the fiscal year, Financials were the best-performing sector in the benchmark.

  The Fund’s underweight position to Financials produced deeply negative allocation and selection effects during the period.

  Materials and Information Technology also detracted from performance due to a mix of poor allocation and stock selection effects in each. An overweight position in Consumer Discretionary also detracted from performance.

  At the country level, Japan and France detracted from performance due to poor stock selection effects in both.

  Australian and Swiss exposures were additive for performance, though their impact was negligible.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI EAFE Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance April 7, 2016 (inception) through March 31, 2025

	WisdomTree International Quality Dividend Growth Fund $17,494	MSCI EAFE Index $18,925	WisdomTree International Quality Dividend Growth Index $18,047
4/7/16	$10,000	$10,000	$10,000
4/30/16	$10,294	$10,562	$10,292
5/31/16	$10,310	$10,466	$10,311
6/30/16	$9,988	$10,114	$10,016
7/31/16	$10,430	$10,627	$10,466
8/31/16	$10,215	$10,635	$10,254
9/30/16	$10,330	$10,765	$10,372
10/31/16	$9,802	$10,545	$9,838
11/30/16	$9,546	$10,335	$9,587
12/31/16	$9,726	$10,688	$9,771
1/31/17	$10,077	$10,998	$10,111
2/28/17	$10,370	$11,156	$10,418
3/31/17	$10,712	$11,463	$10,762
4/30/17	$11,241	$11,754	$11,290
5/31/17	$11,753	$12,186	$11,814
6/30/17	$11,578	$12,164	$11,642
7/31/17	$11,871	$12,515	$11,942
8/31/17	$12,023	$12,511	$12,095
9/30/17	$12,300	$12,822	$12,367
10/31/17	$12,457	$13,017	$12,524
11/30/17	$12,590	$13,153	$12,655
12/31/17	$12,780	$13,364	$12,850
1/31/18	$13,403	$14,034	$13,483
2/28/18	$12,726	$13,401	$12,806
3/31/18	$12,651	$13,160	$12,751
4/30/18	$12,696	$13,460	$12,787
5/31/18	$12,676	$13,157	$12,766
6/30/18	$12,488	$12,997	$12,598
7/31/18	$12,768	$13,317	$12,886
8/31/18	$12,605	$13,059	$12,718
9/30/18	$12,396	$13,173	$12,503
10/31/18	$11,368	$12,124	$11,476
11/30/18	$11,288	$12,109	$11,402
12/31/18	$10,602	$11,521	$10,708
1/31/19	$11,493	$12,278	$11,611
2/28/19	$11,886	$12,591	$12,011
3/31/19	$12,114	$12,671	$12,238
4/30/19	$12,440	$13,027	$12,569
5/31/19	$11,733	$12,401	$11,851
6/30/19	$12,452	$13,137	$12,599
7/31/19	$12,362	$12,970	$12,511
8/31/19	$12,148	$12,634	$12,298
9/30/19	$12,328	$12,996	$12,485
10/31/19	$12,821	$13,463	$12,986
11/30/19	$13,169	$13,615	$13,342
12/31/19	$13,773	$14,058	$13,958
1/31/20	$13,575	$13,764	$13,757
2/29/20	$12,363	$12,520	$12,527
3/31/20	$11,215	$10,849	$11,358
4/30/20	$12,073	$11,550	$12,237
5/31/20	$12,753	$12,052	$12,934
6/30/20	$13,090	$12,463	$13,283
7/31/20	$13,586	$12,753	$13,791
8/31/20	$14,170	$13,409	$14,379
9/30/20	$14,252	$13,061	$14,467
10/31/20	$13,626	$12,539	$13,833
11/30/20	$15,157	$14,483	$15,406
12/31/20	$16,065	$15,156	$16,326
1/31/21	$16,079	$14,995	$16,354
2/28/21	$16,228	$15,331	$16,476
3/31/21	$16,398	$15,684	$16,651
4/30/21	$17,183	$16,156	$17,458
5/31/21	$17,698	$16,682	$17,996
6/30/21	$17,667	$16,495	$18,002
7/31/21	$18,188	$16,619	$18,563
8/31/21	$18,282	$16,912	$18,656
9/30/21	$17,229	$16,421	$17,577
10/31/21	$17,707	$16,825	$18,080
11/30/21	$17,071	$16,042	$17,503
12/31/21	$18,054	$16,863	$18,519
1/31/22	$16,589	$16,048	$17,028
2/28/22	$16,476	$15,765	$16,874
3/31/22	$16,802	$15,866	$17,197
4/30/22	$15,433	$14,840	$15,785
5/31/22	$15,469	$14,951	$15,805
6/30/22	$13,664	$13,564	$13,960
7/31/22	$14,665	$14,239	$15,001
8/31/22	$13,678	$13,563	$13,989
9/30/22	$12,452	$12,294	$12,724
10/31/22	$12,969	$12,955	$13,258
11/30/22	$14,492	$14,415	$14,832
12/31/22	$14,417	$14,426	$14,759
1/31/23	$15,572	$15,595	$15,947
2/28/23	$15,120	$15,269	$15,490
3/31/23	$15,987	$15,648	$16,366
4/30/23	$16,571	$16,089	$16,960
5/31/23	$15,627	$15,408	$15,996
6/30/23	$16,350	$16,110	$16,741
7/31/23	$16,751	$16,631	$17,155
8/31/23	$16,178	$15,994	$16,581
9/30/23	$15,361	$15,447	$15,740
10/31/23	$14,834	$14,821	$15,197
11/30/23	$16,376	$16,197	$16,809
12/31/23	$17,423	$17,057	$17,891
1/31/24	$17,471	$17,156	$17,950
2/29/24	$17,918	$17,470	$18,431
3/31/24	$18,356	$18,044	$18,878
4/30/24	$17,573	$17,582	$18,071
5/31/24	$18,191	$18,263	$18,715
6/30/24	$18,030	$17,968	$18,561
7/31/24	$18,357	$18,495	$18,908
8/31/24	$19,102	$19,097	$19,678
9/30/24	$19,076	$19,273	$19,653
10/31/24	$17,723	$18,225	$18,284
11/30/24	$17,508	$18,122	$18,062
12/31/24	$16,954	$17,710	$17,508
1/31/25	$18,002	$18,640	$18,612
2/28/25	$18,096	$19,002	$18,703
3/31/25	$17,494	$18,925	$18,047

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 4/7/16
Fund NAV Returns	-4.70%	9.30%	6.43%
MSCI EAFE Index	4.88%	11.77%	7.36%
WisdomTree International Quality Dividend Growth Index	-4.40%	9.70%	6.79%

Key Fund Statistics

  Total Net Assets$746,544,802
  # of Portfolio Holdings261
  Portfolio Turnover Rate48%
  Investment Advisory Fees Paid$3,801,372

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

BP PLC	5.6%
Industria de Diseno Textil SA	4.2%
SAP SE	3.9%
GSK PLC	3.7%
Novo Nordisk AS	3.1%
Deutsche Post AG	2.9%
ASML Holding NV	2.8%
UBS Group AG	2.6%
Nintendo Co. Ltd.	2.5%
Imperial Brands PLC	2.4%

Sector Breakdown (% of Net Assets)

Industrials	21.2%
Consumer Discretionary	17.3%
Information Technology	15.1%
Health Care	14.9%
Materials	7.9%
Energy	6.6%
Communication Services	5.9%
Consumer Staples	5.0%
Financials	4.5%
Utilities	0.7%
Other Sectors	0.1%
Other Assets and Liabilities (Net)	0.8%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree International Quality Dividend Growth Fund

Annual Shareholder Report - March 31, 2025

Ticker: IQDG

IQDG - 032025

WisdomTree International SmallCap Dividend Fund

Ticker: DLS

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree International SmallCap Dividend Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International SmallCap Dividend Fund	$63	0.61%

How did the Fund perform last year and what affected its performance?

The Fund returned 4.94% at net asset value (NAV) for the fiscal year ended March 31, 2025, outperforming the Fund's primary comparative benchmark, the MSCI EAFE Small Cap Index, which returned 3.10% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Financials, Information Technology, and Health Care, each driven by strong stock selection effects.

  Consumer Discretionary, Materials and Communication Services all detracted from performance due to poor stock selection effects in each sector.

  The Fund benefited from its exposures to Norway and Sweden, primarily due to strong stock selection effects.

  Germany also contributed positively to performance, supported by a mix of positive allocation and selection effects.

  Australia, Italy and the United Kingdom detracted from performance due to poor stock selection effects in each country.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI EAFE Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2025

	WisdomTree International SmallCap Dividend Fund $	MSCI EAFE Index $	MSCI EAFE Small Cap Index $	MSCI EAFE Small Cap Value Index $	WisdomTree International SmallCap Dividend Index $
3/31/15	10,000	10,000	10,000	10,000	10,000
4/30/15	10,540	10,408	10,459	10,447	10,544
5/31/15	10,608	10,355	10,568	10,478	10,623
6/30/15	10,310	10,062	10,434	10,321	10,345
7/31/15	10,324	10,271	10,523	10,317	10,382
8/31/15	9,797	9,515	10,061	9,848	9,863
9/30/15	9,485	9,032	9,722	9,531	9,534
10/31/15	10,045	9,738	10,303	10,092	10,092
11/30/15	10,002	9,586	10,306	9,974	10,043
12/31/15	10,112	9,457	10,381	9,993	10,150
1/31/16	9,385	8,773	9,565	9,230	9,423
2/29/16	9,388	8,613	9,554	9,239	9,442
3/31/16	10,226	9,173	10,320	9,980	10,283
4/30/16	10,427	9,439	10,557	10,300	10,481
5/31/16	10,470	9,353	10,611	10,247	10,527
6/30/16	9,835	9,039	10,051	9,673	9,914
7/31/16	10,551	9,497	10,667	10,346	10,658
8/31/16	10,569	9,504	10,604	10,379	10,675
9/30/16	10,847	9,620	10,920	10,610	10,952
10/31/16	10,648	9,424	10,610	10,440	10,751
11/30/16	10,472	9,236	10,312	10,235	10,578
12/31/16	10,820	9,552	10,608	10,581	10,936
1/31/17	11,223	9,829	10,983	10,967	11,340
2/28/17	11,488	9,969	11,229	11,203	11,607
3/31/17	11,682	10,244	11,453	11,359	11,804
4/30/17	12,121	10,505	11,944	11,782	12,242
5/31/17	12,481	10,890	12,384	12,107	12,614
6/30/17	12,557	10,871	12,381	12,189	12,732
7/31/17	13,066	11,184	12,830	12,657	13,229
8/31/17	13,108	11,180	12,936	12,707	13,252
9/30/17	13,484	11,458	13,305	13,057	13,615
10/31/17	13,671	11,632	13,529	13,162	13,791
11/30/17	13,764	11,754	13,744	13,378	13,906
12/31/17	14,169	11,943	14,110	13,785	14,335
1/31/18	14,789	12,542	14,832	14,383	14,936
2/28/18	14,221	11,976	14,306	13,819	14,380
3/31/18	13,977	11,760	14,144	13,639	14,132
4/30/18	14,141	12,029	14,336	13,921	14,293
5/31/18	13,986	11,758	14,199	13,540	14,111
6/30/18	13,530	11,615	13,923	13,248	13,701
7/31/18	13,675	11,901	14,013	13,407	13,843
8/31/18	13,455	11,671	13,901	13,216	13,638
9/30/18	13,461	11,772	13,801	13,213	13,633
10/31/18	12,294	10,835	12,472	12,113	12,435
11/30/18	12,282	10,821	12,384	11,996	12,500
12/31/18	11,521	10,296	11,586	11,281	11,714
1/31/19	12,328	10,973	12,519	12,166	12,535
2/28/19	12,594	11,252	12,800	12,362	12,825
3/31/19	12,550	11,323	12,820	12,293	12,771
4/30/19	12,882	11,642	13,207	12,580	13,123
5/31/19	12,254	11,083	12,508	11,886	12,484
6/30/19	12,630	11,740	13,039	12,401	12,956
7/31/19	12,399	11,591	12,947	12,228	12,729
8/31/19	11,951	11,291	12,627	11,975	12,294
9/30/19	12,433	11,614	12,982	12,411	12,789
10/31/19	13,031	12,032	13,572	13,011	13,440
11/30/19	13,350	12,167	13,872	13,231	13,774
12/31/19	14,068	12,563	14,478	13,800	14,524
1/31/20	13,514	12,300	14,058	13,339	13,949
2/29/20	12,044	11,188	12,680	12,005	12,429
3/31/20	9,590	9,695	10,493	9,575	9,890
4/30/20	10,484	10,321	11,584	10,406	10,858
5/31/20	11,034	10,771	12,411	10,859	11,422
6/30/20	11,147	11,138	12,580	10,974	11,540
7/31/20	11,452	11,397	13,003	11,157	11,856
8/31/20	12,227	11,983	13,973	11,998	12,676
9/30/20	12,120	11,672	13,870	11,766	12,555
10/31/20	11,781	11,206	13,387	11,378	12,217
11/30/20	13,063	12,943	15,226	13,195	13,657
12/31/20	13,895	13,545	16,265	14,093	14,535
1/31/21	13,848	13,400	16,205	14,034	14,493
2/28/21	14,242	13,701	16,634	14,646	14,903
3/31/21	14,717	14,016	16,998	15,143	15,408
4/30/21	15,255	14,438	17,681	15,685	15,984
5/31/21	15,632	14,908	18,034	16,121	16,385
6/30/21	15,376	14,741	17,736	15,668	16,114
7/31/21	15,600	14,852	18,037	15,863	16,349
8/31/21	16,013	15,114	18,557	16,260	16,772
9/30/21	15,531	14,675	17,895	15,690	16,261
10/31/21	15,635	15,036	18,176	15,850	16,392
11/30/21	14,694	14,336	17,159	14,925	15,491
12/31/21	15,516	15,070	17,908	15,728	16,343
1/31/22	14,707	14,342	16,598	15,198	15,505
2/28/22	14,600	14,088	16,387	15,089	15,415
3/31/22	14,600	14,179	16,380	15,042	15,405
4/30/22	13,802	13,262	15,256	14,223	14,562
5/31/22	13,715	13,361	15,146	14,207	14,437
6/30/22	12,528	12,121	13,483	12,707	13,185
7/31/22	13,160	12,725	14,374	13,336	13,853
8/31/22	12,680	12,121	13,737	12,830	13,358
9/30/22	11,273	10,987	12,157	11,387	11,873
10/31/22	11,540	11,578	12,672	11,938	12,173
11/30/22	12,622	12,882	13,928	13,109	13,356
12/31/22	12,822	12,892	14,077	13,371	13,574
1/31/23	13,795	13,936	15,128	14,407	14,606
2/28/23	13,623	13,645	14,800	14,175	14,426
3/31/23	13,545	13,984	14,770	13,977	14,329
4/30/23	13,830	14,378	15,067	14,316	14,631
5/31/23	13,077	13,770	14,438	13,619	13,809
6/30/23	13,503	14,397	14,855	14,088	14,261
7/31/23	14,120	14,862	15,514	14,834	14,921
8/31/23	13,690	14,293	14,997	14,378	14,460
9/30/23	13,261	13,805	14,334	13,946	14,001
10/31/23	12,591	13,245	13,492	13,257	13,297
11/30/23	13,706	14,475	14,849	14,417	14,514
12/31/23	14,796	15,244	15,930	15,427	15,670
1/31/24	14,676	15,331	15,668	15,230	15,553
2/29/24	14,703	15,612	15,727	15,127	15,580
3/31/24	15,220	16,125	16,312	15,878	16,128
4/30/24	14,961	15,712	15,828	15,572	15,850
5/31/24	15,478	16,321	16,513	16,174	16,421
6/30/24	15,009	16,058	16,012	15,568	15,937
7/31/24	15,864	16,529	16,924	16,537	16,837
8/31/24	16,162	17,066	17,259	16,802	17,164
9/30/24	16,536	17,224	17,700	17,256	17,555
10/31/24	15,465	16,287	16,590	16,187	16,438
11/30/24	15,487	16,195	16,602	16,200	16,465
12/31/24	15,275	15,826	16,220	15,841	16,246
1/31/25	15,613	16,658	16,779	16,385	16,612
2/28/25	15,751	16,981	16,729	16,530	16,768
3/31/25	15,972	16,913	16,818	16,827	17,004

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	4.94%	10.74%	4.79%
MSCI EAFE Index	4.88%	11.77%	5.40%
MSCI EAFE Small Cap Index	3.10%	9.89%	5.34%
MSCI EAFE Small Cap Value Index	5.97%	11.94%	5.34%
WisdomTree International SmallCap Dividend Index	5.44%	11.45%	5.45%

Key Fund Statistics

  Total Net Assets$895,807,500
  # of Portfolio Holdings1,001
  Portfolio Turnover Rate41%
  Investment Advisory Fees Paid$5,697,403

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Sydbank AS	0.9%
Coface SA	0.6%
Suedzucker AG	0.6%
Cofinimmo SA	0.5%
Hoegh Autoliners ASA	0.5%
Plus500 Ltd.	0.5%
TP ICAP Group PLC	0.5%
Spar Nord Bank AS	0.5%
VTech Holdings Ltd.	0.5%
Mandatum OYJ	0.5%

Sector Breakdown (% of Net Assets)

Industrials	24.8%
Financials	14.9%
Consumer Discretionary	13.8%
Materials	10.0%
Consumer Staples	7.9%
Information Technology	7.8%
Real Estate	5.9%
Communication Services	4.4%
Health Care	4.0%
Energy	3.4%
Other Sectors	2.1%
Other Assets and Liabilities (Net)	1.0%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree International SmallCap Dividend Fund

Annual Shareholder Report - March 31, 2025

Ticker: DLS

DLS - 032025

WisdomTree Japan SmallCap Dividend Fund

Ticker: DFJ

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree Japan SmallCap Dividend Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Japan SmallCap Dividend Fund	$59	0.58%

How did the Fund perform last year and what affected its performance?

The Fund returned 2.74% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the MSCI Japan Small Cap Index, which returned 3.11% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Financials, Information Technology and Health Care, primarily due to strong stock selection effects.

  Materials, Communication Services and Consumer Discretionary all detracted from performance due to poor stock selection effects.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI Japan Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2025

	WisdomTree Japan SmallCap Dividend Fund $	MSCI Japan Index $	MSCI Japan Small Cap Index $	WisdomTree Japan SmallCap Dividend Index $
3/31/15	10,000	10,000	10,000	10,000
4/30/15	10,255	10,354	10,187	10,247
5/31/15	10,411	10,489	10,308	10,389
6/30/15	10,528	10,309	10,458	10,507
7/31/15	10,543	10,358	10,418	10,520
8/31/15	10,241	9,756	10,061	10,222
9/30/15	9,830	9,092	9,700	9,800
10/31/15	10,509	10,010	10,347	10,474
11/30/15	10,578	9,910	10,479	10,566
12/31/15	10,669	9,942	10,565	10,669
1/31/16	9,976	9,124	9,893	9,976
2/29/16	9,737	8,874	9,791	9,746
3/31/16	10,352	9,294	10,402	10,348
4/30/16	10,755	9,726	10,854	10,757
5/31/16	10,710	9,625	10,857	10,726
6/30/16	10,493	9,388	10,792	10,497
7/31/16	11,286	9,996	11,371	11,317
8/31/16	11,067	10,034	10,969	11,117
9/30/16	11,558	10,195	11,560	11,609
10/31/16	11,902	10,329	11,714	11,974
11/30/16	11,585	10,080	11,163	11,672
12/31/16	11,847	10,178	11,365	11,943
1/31/17	12,337	10,557	11,795	12,444
2/28/17	12,758	10,675	12,157	12,889
3/31/17	12,674	10,636	12,135	12,795
4/30/17	12,903	10,747	12,342	13,037
5/31/17	13,229	11,070	12,796	13,383
6/30/17	13,463	11,188	12,916	13,622
7/31/17	13,842	11,414	13,261	14,027
8/31/17	14,057	11,408	13,508	14,241
9/30/17	14,390	11,632	13,722	14,567
10/31/17	14,862	12,168	14,192	15,058
11/30/17	15,266	12,532	14,691	15,497
12/31/17	15,593	12,619	14,918	15,855
1/31/18	16,196	13,198	15,550	16,474
2/28/18	16,026	12,999	15,362	16,322
3/31/18	15,554	12,725	15,230	16,005
4/30/18	15,797	12,809	15,251	16,133
5/31/18	15,659	12,683	15,216	15,997
6/30/18	15,135	12,364	14,750	15,509
7/31/18	15,120	12,413	14,623	15,526
8/31/18	14,905	12,441	14,529	15,324
9/30/18	15,137	12,819	14,731	15,549
10/31/18	13,784	11,735	13,338	14,160
11/30/18	14,030	11,781	13,700	14,440
12/31/18	12,845	10,994	12,532	13,230
1/31/19	13,451	11,665	13,218	13,872
2/28/19	13,547	11,661	13,367	13,975
3/31/19	13,439	11,727	13,423	13,839
4/30/19	13,506	11,890	13,540	13,922
5/31/19	12,833	11,419	12,989	13,210
6/30/19	13,209	11,846	13,306	13,628
7/31/19	13,303	11,863	13,477	13,729
8/31/19	13,009	11,742	13,347	13,414
9/30/19	13,626	12,217	13,831	14,046
10/31/19	14,554	12,810	14,580	15,012
11/30/19	14,654	12,882	14,702	15,120
12/31/19	15,031	13,150	14,957	15,515
1/31/20	14,372	12,971	14,454	14,839
2/29/20	12,643	11,785	12,737	13,056
3/31/20	11,847	10,943	11,931	12,215
4/30/20	12,481	11,533	12,656	12,895
5/31/20	13,309	12,216	13,625	13,760
6/30/20	13,086	12,214	13,457	13,552
7/31/20	12,654	12,020	13,094	13,106
8/31/20	13,674	12,935	14,137	14,162
9/30/20	14,231	13,061	14,738	14,746
10/31/20	13,873	12,853	14,367	14,368
11/30/20	14,416	14,458	15,267	14,938
12/31/20	15,022	15,055	15,921	15,579
1/31/21	14,897	14,904	15,801	15,457
2/28/21	15,020	15,130	15,874	15,587
3/31/21	15,788	15,291	16,464	16,371
4/30/21	15,441	15,058	16,269	16,016
5/31/21	15,501	15,292	16,153	15,953
6/30/21	15,468	15,248	16,312	16,058
7/31/21	15,583	15,055	16,237	16,175
8/31/21	15,952	15,517	16,691	16,563
9/30/21	16,158	15,944	16,870	16,765
10/31/21	15,548	15,407	16,261	16,134
11/30/21	14,573	15,028	15,286	15,127
12/31/21	15,099	15,312	15,558	15,676
1/31/22	14,618	14,535	14,731	15,184
2/28/22	14,931	14,373	14,961	15,523
3/31/22	14,111	14,301	14,444	14,644
4/30/22	13,169	13,042	13,354	13,662
5/31/22	13,287	13,255	13,463	13,788
6/30/22	12,754	12,209	12,804	13,237
7/31/22	13,368	12,905	13,455	13,882
8/31/22	13,098	12,575	13,194	13,607
9/30/22	12,247	11,272	12,221	12,710
10/31/22	12,211	11,606	12,212	12,680
11/30/22	13,303	12,730	13,318	13,830
12/31/22	13,793	12,763	13,684	14,352
1/31/23	14,470	13,557	14,225	15,064
2/28/23	14,185	13,036	13,797	14,775
3/31/23	14,622	13,553	14,238	15,221
4/30/23	14,618	13,603	14,339	15,225
5/31/23	14,243	13,856	14,093	14,847
6/30/23	14,716	14,423	14,410	15,348
7/31/23	15,485	14,859	14,997	16,157
8/31/23	15,501	14,499	14,893	16,178
9/30/23	15,332	14,194	14,434	15,986
10/31/23	14,846	13,555	13,842	15,484
11/30/23	15,821	14,714	14,742	16,513
12/31/23	16,773	15,357	15,508	17,515
1/31/24	16,947	16,066	15,583	17,709
2/29/24	17,045	16,547	15,717	17,816
3/31/24	17,610	17,047	16,287	18,393
4/30/24	16,873	16,219	15,511	17,626
5/31/24	17,006	16,437	15,578	17,761
6/30/24	16,874	16,319	15,347	17,630
7/31/24	18,126	17,266	16,621	18,953
8/31/24	17,966	17,353	16,772	18,798
9/30/24	18,275	17,253	17,209	19,105
10/31/24	17,182	16,581	16,222	17,964
11/30/24	17,519	16,690	16,426	18,314
12/31/24	17,315	16,633	16,186	18,103
1/31/25	17,489	16,893	16,486	18,294
2/28/25	17,547	16,664	16,412	18,361
3/31/25	18,092	16,688	16,794	18,911

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	2.74%	8.84%	6.11%
MSCI Japan Index	-2.10%	8.81%	5.25%
MSCI Japan Small Cap Index	3.11%	7.08%	5.32%
WisdomTree Japan SmallCap Dividend Index	2.82%	9.14%	6.58%

Key Fund Statistics

  Total Net Assets$252,616,989
  # of Portfolio Holdings772
  Portfolio Turnover Rate29%
  Investment Advisory Fees Paid$1,398,990

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Toyo Tire Corp.	0.7%
Amano Corp.	0.5%
Matsui Securities Co. Ltd.	0.5%
Nippon Gas Co. Ltd.	0.5%
MEITEC Group Holdings, Inc.	0.5%
Toyoda Gosei Co. Ltd.	0.5%
Hirogin Holdings, Inc.	0.4%
Kokuyo Co. Ltd.	0.4%
EXEO Group, Inc.	0.4%
Financial Partners Group Co. Ltd.	0.4%

Sector Breakdown (% of Net Assets)

Industrials	24.7%
Consumer Discretionary	17.9%
Materials	14.1%
Information Technology	10.8%
Consumer Staples	9.6%
Financials	9.4%
Health Care	4.1%
Real Estate	3.0%
Communication Services	2.0%
Utilities	1.5%
Other Sectors	1.2%
Other Assets and Liabilities (Net)	1.7%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Japan SmallCap Dividend Fund

Annual Shareholder Report - March 31, 2025

Ticker: DFJ

DFJ - 032025

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The Registrant, as of the end of the period covered by the Shareholder Reports, has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by the Shareholder Reports, to a provision of the Code, and that relates to any element of the Code description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the Code that relates to one or more of the items set forth in paragraph (d) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees (the “Board”) has determined that the Registrant has at least one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its Audit Committee. The Board has designated David Chrencik, the Chair of the Audit Committee, as the Audit Committee financial expert. Mr. Chrencik is “independent” as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $1,124,801 for the fiscal year ended March 31, 2025 and $1,066,503 for the fiscal year ended March 31, 2024.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2025 and $0 for the fiscal year ended March 31, 2024.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for service fees for analysis of potential Passive Foreign Investment Companies, tax compliance, tax advice, and tax planning were $568,047 for the fiscal year ended March 31, 2025 and $607,479 for the fiscal year ended March 31, 2024.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended March 31, 2025 and $0 for the fiscal year ended March 31, 2024.

(e)(1)	Disclose the Audit Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee’s pre-approval policy and procedures provide:

The Audit Committee may pre-approve any Audit Service and any non-Audit Service that is not a prohibited non-Audit Service (collectively, “Permissible Audit and Non-Audit Services”). In addition, the Audit Committee may determine that one or more non-Audit Services not specifically prohibited by the SEC should nonetheless be treated as prohibited because such Services may impair the independence of the independent auditor in fact or appearance.

Permissible Audit and Non-Audit Services may include Audit-Related Services. Audit-Related Services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Permissible Audit and Non-Audit Services also may include Tax Services that the Audit Committee believes the independent auditor is best positioned to provide to the Funds. The Audit Committee, however, will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code of 1986, as amended, and related regulations.

The term of any pre-approval is 12 months from the date of such pre-approval unless the Audit Committee specifically pre-approves a different term.

Subject to certain limitations described in this Section, the Audit Committee has delegated its authority and responsibility to pre-approve Permissible Audit and Non-Audit Services to the Audit Committee Chairperson or, if the Audit Committee Chairperson is not available, a subcommittee of one or more Audit Committee members. Pursuant to such delegated authority, the Audit Committee Chairperson or other Audit Committee delegate may pre-approve any proposed Permissible Audit or Non-Audit Services that in the aggregate do not exceed $100,000 (excluding reasonable out-of-pocket expenses) on an annual basis. Such delegated authority is intended to be exercised primarily in connection with time-sensitive requests for the pre-approval of proposed Permissible Audit or Non-Audit Services that arise between regular meetings of the Audit Committee.

Any Permissible Audit or Non-Audit Services pre-approved pursuant to delegated authority will be reported, for informational purposes only, to the Audit Committee at its next regularly scheduled meeting. This policy does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to the Adviser.

Any request for the pre-approval of Permissible Audit and Non-Audit Services to be provided by the independent auditor shall be discussed with the WisdomTree Fund Accounting and Administration group prior to its presentation to the Audit Committee. If such request is to be pre-approved pursuant to delegated authority, the independent auditor shall submit a completed “Independent Audit Firm Audit and Non-Audit Services Pre-Approval Request” Form (the “Request Form”) to the WisdomTree Fund Accounting and Administration group prior to the submission of the request to the Audit Committee Chairperson or other Audit Committee delegate. The Request Form should include a detailed description of the services proposed to be rendered together with information related to proposed or estimated fees and the independent auditor’s conclusion regarding the effect of its provision of such services on its independence.

The WisdomTree Fund Accounting and Administration group will consider each such request and confirm that the proposed services constitute Permissible Audit and Non-Audit Services. The WisdomTree Fund Accounting and Administration group will then notify the Audit Committee Chairperson (or Audit Committee delegate, if appropriate) of its findings and confirmations and provide any related recommendations.

Any pre-approval of Permissible Audit and Non-Audit Services by the Audit Committee or its delegate will be documented either in the minutes of the relevant Audit Committee Meeting if the pre-approval is carried out by the Audit Committee, or by the WisdomTree Fund Accounting and Administration group with such documentation to be maintained together with the relevant Request Form if the pre-approval is carried out by the Audit Committee Chairperson or other Audit Committee delegate pursuant to delegated authority. Any Permissible Audit or Non-Audit Services pre-approved pursuant to delegated authority will be reported, for informational purposes only, to the Audit Committee at its next regularly scheduled meeting.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item 4 that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than 50%.

(g)	The aggregate non-audit fees billed by the Registrant's principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $568,047 for the fiscal year ended March 31, 2025 and $607,479 for the fiscal year ended March 31, 2024.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant is a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)A of the Exchange Act. The Registrant’s Audit Committee members are David Chrencik, Philip Goff, Melinda Raso Kirstein, and Victor Ugolyn.

(b)       Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period (i.e., March 31, 2025) is included under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements, including the financial highlights, are attached herewith.

WisdomTree Trust

Annual Financial Statements and Other Information

March 31, 2025

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree International AI Enhanced Value Fund (AIVI)

WisdomTree International Equity Fund (DWM)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International Multifactor Fund (DWMF)

WisdomTree International Quality Dividend Growth Fund (IQDG)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

“WisdomTree” is a registered mark of WisdomTree, Inc. and is licensed for use by the WisdomTree Trust.

Schedule of Investments WisdomTree Europe Quality Dividend Growth Fund (EUDG) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 98.9%
Australia – 0.7%
Glencore PLC	132,565	$479,617
Austria – 0.8%
ANDRITZ AG	1,876	104,768
Kontron AG	2,936	70,216
Mondi PLC	9,741	144,278
Telekom Austria AG	10,967	102,354
Wienerberger AG	3,195	105,884
Total Austria		527,500
Belgium – 0.9%
Barco NV	5,367	68,352
Bekaert SA	2,358	84,259
Kinepolis Group NV	1,051	36,670
Melexis NV	1,520	85,051
Solvay SA	3,724	131,943
Syensqo SA	1,504	101,977
Tessenderlo Group SA(a)	2,262	60,230
Total Belgium		568,482
Brazil – 0.1%
Yara International ASA	2,922	87,621
Chile – 0.2%
Antofagasta PLC	6,136	132,146
China – 0.4%
Prosus NV	4,860	223,509
Denmark – 2.8%
Coloplast AS, Class B	1,726	180,729
DSV AS	425	81,995
Novo Nordisk AS, Class B	18,591	1,264,577
Novonesis (Novozymes) B, Class B	2,272	131,911
Pandora AS	901	137,498
Total Denmark		1,796,710
Faroe Islands – 0.1%
Bakkafrost P/F	1,149	54,011
Finland – 1.4%
Kesko OYJ, Class B	9,118	185,806
Kone OYJ, Class B	6,753	370,857
Metso OYJ	14,345	147,238
Valmet OYJ	4,694	126,508
Wartsila OYJ Abp	4,496	79,624
Total Finland		910,033
France – 14.2%
Aeroports de Paris SA	1,691	171,611
Airbus SE	4,605	809,720
Alten SA	728	70,381
Bureau Veritas SA	5,729	172,906
Carrefour SA	20,829	297,443
Dassault Aviation SA	618	203,607
Edenred SE	4,988	161,318
FDJ UNITED(b)	5,155	161,819
Investments	Shares	Value
Gaztransport & Technigaz SA	780	$118,211
Hermes International SCA	367	955,801
Interparfums SA	1,693	72,511
L’Oreal SA	4,479	1,658,783
LVMH Moet Hennessy Louis Vuitton SE	4,932	3,045,760
Nexans SA	312	30,467
Opmobility	7,432	73,176
Rexel SA	6,525	174,657
Technip Energies NV	3,996	130,099
Thales SA	2,073	549,961
Valeo SE	8,026	74,421
Verallia SA(b)	6,036	186,475
Vivendi SE	14,336	42,694
Total France		9,161,821
Georgia – 0.2%
TBC Bank Group PLC	1,912	101,925
Germany – 12.3%
adidas AG	413	96,675
AIXTRON SE	3,686	40,354
Bechtle AG	2,244	82,900
Brenntag SE	2,139	137,709
CTS Eventim AG & Co. KGaA	1,035	103,080
Daimler Truck Holding AG	19,385	777,281
Deutsche Post AG, Registered Shares	26,701	1,138,699
Deutsche Telekom AG, Registered Shares	63,850	2,360,181
Fielmann Group AG	1,502	67,900
GEA Group AG	1,692	102,169
HochTief AG	1,365	231,492
Hugo Boss AG	1,856	69,889
Jenoptik AG	1,911	39,407
Knorr-Bremse AG	1,676	151,260
Merck KGaA	430	58,804
Nemetschek SE	564	65,066
Rheinmetall AG	225	320,577
SAP SE	5,872	1,550,214
Scout24 SE(b)	900	93,718
Sixt SE	699	59,763
Stroeer SE & Co. KGaA	1,463	85,180
Suedzucker AG	10,037	124,574
Symrise AG	923	95,415
Wacker Neuson SE	2,781	62,634
Total Germany		7,914,941
Ireland – 0.1%
Kingspan Group PLC	505	40,449
Israel – 0.1%
Plus500 Ltd.	2,493	88,298
Italy – 2.2%
Brembo NV	7,728	65,831
Brunello Cucinelli SpA	646	73,689
Coca-Cola HBC AG	4,792	216,732
Ferrari NV	567	240,212

See Notes to Financial Statements.

WisdomTree Trust    1

Schedule of Investments (continued) WisdomTree Europe Quality Dividend Growth Fund (EUDG) March 31, 2025
Investments	Shares	Value
Intercos SpA	2,640	$36,787
Leonardo SpA	3,282	158,932
Moncler SpA	3,322	203,105
Piaggio & C SpA	18,003	37,124
Prysmian SpA	1,483	80,674
Recordati Industria Chimica & Farmaceutica SpA	1,149	64,912
Reply SpA	352	57,339
Sanlorenzo SpA	1,353	42,091
Sesa SpA	487	35,772
Technogym SpA(b)	6,281	80,806
Zignago Vetro SpA	4,650	43,750
Total Italy		1,437,756
Netherlands – 4.4%
Aalberts NV	1,719	57,934
Arcadis NV	664	33,711
ASM International NV	181	81,217
ASML Holding NV	1,747	1,143,589
Corbion NV	1,998	41,978
Heineken Holding NV	4,050	292,675
IMCD NV	380	50,345
Koninklijke KPN NV	86,956	367,923
Universal Music Group NV	19,524	536,315
Wolters Kluwer NV	1,619	251,047
Total Netherlands		2,856,734
Norway – 1.2%
Aker ASA, Class A	1,709	100,905
Borregaard ASA	2,857	46,430
Europris ASA(b)	7,832	62,487
Golden Ocean Group Ltd.	7,534	60,231
Kongsberg Gruppen ASA	981	142,941
Leroy Seafood Group ASA	20,435	95,476
Mowi ASA	10,304	190,339
Odfjell Drilling Ltd.	12,284	67,748
Total Norway		766,557
Portugal – 0.5%
Corticeira Amorim SGPS SA	6,441	55,661
Jeronimo Martins SGPS SA	13,442	284,593
Total Portugal		340,254
Spain – 4.9%
Acerinox SA	11,888	138,816
Amadeus IT Group SA	4,319	328,910
CIE Automotive SA(a)	2,975	72,306
Endesa SA	26,374	697,985
Gestamp Automocion SA(b)	27,843	77,897
Indra Sistemas SA	3,090	89,186
Industria de Diseno Textil SA	33,166	1,642,619
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	32,297	42,423
Viscofan SA	1,278	88,214
Total Spain		3,178,356
Investments	Shares	Value
Sweden – 5.4%
Alfa Laval AB	3,058	$130,569
Assa Abloy AB, Class B	8,268	246,844
Atlas Copco AB, Class B	12,571	175,642
Atlas Copco AB, Class A	23,678	375,733
Axfood AB	4,460	100,255
Bilia AB, Class A	5,346	68,441
Billerud Aktiebolag	5,806	59,822
Dometic Group AB(b)	11,135	47,244
Epiroc AB, Class A	6,573	131,590
Epiroc AB, Class B	3,461	60,640
EQT AB	7,697	233,091
Evolution AB(b)	3,573	265,349
Fortnox AB	7,818	67,696
Granges AB	4,420	50,118
Hemnet Group AB	1,215	40,254
HMS Networks AB	1,367	60,068
Indutrade AB	1,699	46,851
Investment AB Latour, Class B	3,906	105,883
JM AB	2,869	41,128
Lagercrantz Group AB, Class B	3,396	69,779
Mycronic AB	1,651	69,031
NCAB Group AB	7,296	37,297
New Wave Group AB, Class B	5,166	51,248
NP3 Fastigheter AB	1,910	44,683
Paradox Interactive AB	2,600	47,159
Saab AB, Class B	1,695	66,424
Sandvik AB	15,416	322,283
Securitas AB, Class B	7,397	104,529
SkiStar AB	3,165	51,326
Sweco AB, Class B	2,745	49,134
Thule Group AB(b)	2,776	79,590
Trelleborg AB, Class B	1,938	71,731
Truecaller AB, Class B	9,499	64,161
Vitec Software Group AB, Class B	1,116	60,604
Total Sweden		3,496,197
Switzerland – 5.5%
ABB Ltd., Registered Shares	15,124	772,995
Belimo Holding AG, Registered Shares	76	46,472
Clariant AG, Registered Shares	7,394	79,602
Comet Holding AG, Registered Shares	126	31,260
Geberit AG, Registered Shares	401	249,279
Georg Fischer AG, Registered Shares	910	66,032
Logitech International SA, Registered Shares	1,712	143,036
Lonza Group AG, Registered Shares	149	91,311
Schindler Holding AG, Participation Certificate	295	91,959
Schindler Holding AG, Registered Shares	451	136,103
SFS Group AG	366	46,001
Sika AG, Registered Shares	1,072	258,322
Sonova Holding AG, Registered Shares	172	49,865
Stadler Rail AG	1,454	33,854

See Notes to Financial Statements.

2    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Europe Quality Dividend Growth Fund (EUDG) March 31, 2025
Investments	Shares	Value
Straumann Holding AG, Registered Shares	394	$47,182
Sulzer AG, Registered Shares	500	84,657
Swissquote Group Holding SA, Registered Shares	244	104,081
Temenos AG, Registered Shares	1,095	84,283
UBS Group AG, Registered Shares	34,132	1,036,594
VAT Group AG(b)	219	77,922
Total Switzerland		3,530,810
United Kingdom – 16.5%
4imprint Group PLC	537	25,646
Admiral Group PLC	6,671	245,402
Ashtead Group PLC	2,448	131,004
AstraZeneca PLC	12,613	1,832,178
Auto Trader Group PLC(b)	6,029	57,913
B&M European Value Retail SA	43,090	144,830
BAE Systems PLC	29,852	600,899
Barratt Redrow PLC	25,727	140,433
Bellway PLC	2,123	64,835
Compass Group PLC	13,814	455,211
Croda International PLC	2,259	85,229
Diageo PLC	30,544	794,210
Direct Line Insurance Group PLC	23,355	84,769
Games Workshop Group PLC	519	93,719
Greggs PLC	1,493	33,493
Howden Joinery Group PLC	4,679	43,423
Imperial Brands PLC	25,284	935,002
Inchcape PLC	10,274	88,850
InterContinental Hotels Group PLC	1,070	113,969
Intertek Group PLC	1,580	102,071
ITV PLC	130,551	132,869
Man Group PLC	36,871	94,278
MONY Group PLC	17,659	45,723
Next PLC	1,265	180,996
Persimmon PLC	6,212	95,536
Reckitt Benckiser Group PLC	13,390	903,909
RELX PLC	14,044	702,070
Renishaw PLC	1,019	33,540
Rightmove PLC	6,741	59,654
Investments	Shares	Value
Sage Group PLC	9,618	$149,842
Softcat PLC	2,586	52,772
Spectris PLC	1,791	53,586
Telecom Plus PLC	2,134	47,928
Unilever PLC	34,377	2,045,555
Total United Kingdom		10,671,344
United States – 24.0%
BP PLC	404,233	2,275,413
Experian PLC	4,334	199,598
Ferrovial SE	6,446	286,735
GSK PLC	74,311	1,402,306
Nestle SA, Registered Shares	33,221	3,354,579
Novartis AG, Registered Shares	28,754	3,179,758
RHI Magnesita NV	1,198	46,931
Roche Holding AG, Bearer Shares	1,330	460,596
Roche Holding AG	10,449	3,430,839
Schneider Electric SE	3,821	869,859
Total United States		15,506,614
TOTAL COMMON STOCKS (Cost: $57,729,517)		63,871,685
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(c) (Cost: $85,965)	85,965	85,965
TOTAL INVESTMENTS IN SECURITIES – 99.0% (Cost: $57,815,482)		63,957,650
Other Assets less Liabilities – 1.0%		666,932
NET ASSETS – 100.0%		$64,624,582

(a)   Security, or portion thereof, was on loan at March 31, 2025 (See Note 2). At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $83,900 and the total market value of the collateral held by the Fund was $91,510, which was entirely composed of non-cash U.S. Government securities.

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   Rate shown represents annualized 7-day yield as of March 31, 2025.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$63,871,685	$—	$—	$63,871,685
Mutual Fund	—	85,965	—	85,965
Total Investments in Securities	$63,871,685	$85,965	$—	$63,957,650

See Notes to Financial Statements.

WisdomTree Trust    3

Schedule of Investments WisdomTree Europe SmallCap Dividend Fund (DFE) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 98.4%
Austria – 1.1%
Kontron AG	19,772	$472,860
Oesterreichische Post AG	19,185	647,614
Schoeller-Bleckmann Oilfield Equipment AG	11,196	428,730
Total Austria		1,549,204
Belgium – 2.1%
Barco NV	40,849	520,235
Bekaert SA	27,116	968,937
Deceuninck NV	50,938	119,951
Fagron	17,780	363,761
Ion Beam Applications	6,581	77,344
Kinepolis Group NV	4,142	144,516
Recticel SA(a)	15,687	171,823
Xior Student Housing NV(e)	22,243	660,740
Total Belgium		3,027,307
Denmark – 1.7%
Cementir Holding NV	44,285	636,228
Chemometec AS	1,913	136,993
Matas AS	6,955	132,923
Spar Nord Bank AS*	49,390	1,490,989
Total Denmark		2,397,133
Finland – 3.4%
Aktia Bank OYJ	21,478	256,598
Anora Group OYJ	35,120	136,193
Harvia OYJ(e)	3,253	153,557
Kamux Corp.(a)	23,781	62,294
Lassila & Tikanoja OYJ	14,004	126,614
Marimekko OYJ	13,324	183,937
Nokian Renkaat OYJ(a)	85,637	597,953
Oma Saastopankki OYJ	13,868	130,328
Outokumpu OYJ	339,018	1,270,740
Puuilo OYJ	50,467	619,830
Raisio OYJ, Class V	66,286	171,129
Sanoma OYJ	23,751	229,363
Talenom OYJ	25,346	85,422
Terveystalo OYJ(b)	27,259	338,031
Tokmanni Group Corp.	42,159	576,994
Total Finland		4,938,983
France – 6.3%
ABC arbitrage	31,325	192,873
Bonduelle SCA	14,545	121,293
Cie des Alpes	24,009	381,756
Coface SA	103,581	1,979,303
Derichebourg SA	50,196	292,797
Etablissements Maurel & Prom SA	114,553	600,140
Fnac Darty SA	4,834	145,424
Forvia SE	114,115	925,982
GL Events SACA	11,302	253,325
Manitou BF SA	14,487	280,115
Mersen SA	12,073	239,177
Investments	Shares	Value
Metropole Television SA	50,328	$753,490
Opmobility	100,732	991,810
Quadient SA	14,321	241,325
Television Francaise 1 SA	69,696	675,312
Vicat SACA	18,885	1,013,860
Total France		9,087,982
Georgia – 2.3%
Lion Finance Group PLC	22,454	1,582,445
TBC Bank Group PLC	34,253	1,825,959
Total Georgia		3,408,404
Germany – 5.7%
7C Solarparken AG	34,115	76,650
AIXTRON SE	30,573	334,708
Bilfinger SE	19,235	1,375,481
Cancom SE	13,573	329,006
Dermapharm Holding SE	11,028	434,209
Deutz AG	56,689	412,727
Duerr AG	22,381	559,432
ElringKlinger AG	30,417	154,261
GFT Technologies SE	6,375	154,253
Hamborner REIT AG	48,602	314,474
Indus Holding AG	10,865	285,781
Instone Real Estate Group SE(b)	13,505	116,705
Jenoptik AG	9,162	188,930
M1 Kliniken AG	9,078	146,110
MLP SE	13,023	106,631
Norma Group SE	11,498	157,984
ProCredit Holding AG(a)	12,357	123,336
SAF-Holland SE	39,413	693,104
Sirius Real Estate Ltd.	1,168,984	1,274,993
SMA Solar Technology AG(a)	12,477	202,704
Wacker Neuson SE	26,497	596,770
Wuestenrot & Wuerttembergische AG	14,900	215,029
Total Germany		8,253,278
Ireland – 1.2%
C&C Group PLC	99,947	166,677
Cairn Homes PLC	304,733	628,720
Dalata Hotel Group PLC	64,659	362,494
Kenmare Resources PLC	75,946	377,895
Origin Enterprises PLC	56,878	191,999
Uniphar PLC*	29,375	86,149
Total Ireland		1,813,934
Israel – 1.6%
Plus500 Ltd.	64,150	2,272,077
Italy – 9.3%
Alerion Cleanpower SpA	11,466	171,416
Anima Holding SpA(b)	197,448	1,489,785
Arnoldo Mondadori Editore SpA	190,582	438,496
Ascopiave SpA	105,749	349,544
Banca IFIS SpA	47,802	1,108,103
Cairo Communication SpA	117,570	363,218
See Notes to Financial Statements.

4    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Europe SmallCap Dividend Fund (DFE) March 31, 2025
Investments	Shares	Value
d’Amico International Shipping SA	71,567	$259,364
Danieli & C Officine Meccaniche SpA	5,279	169,075
Danieli & C Officine Meccaniche SpA, RSP	10,961	280,610
Datalogic SpA	14,699	71,133
El.En. SpA	15,120	149,770
Equita Group SpA	35,711	169,730
Ferretti SpA(a)	113,292	305,333
Fiera Milano SpA	38,408	206,612
Fila SpA	6,511	79,053
Illimity Bank SpA(a)	50,030	188,068
IMMSI SpA	294,100	163,609
Intercos SpA	12,260	170,838
Italian Sea Group SpA	37,815	247,129
Maire SpA	124,781	1,189,509
MARR SpA	36,409	381,885
MFE-MediaForEurope NV, Class A	262,623	949,212
Orsero SpA	9,995	129,343
OVS SpA(b)	75,554	258,388
Piaggio & C SpA	288,823	595,583
RAI Way SpA(b)	147,079	923,063
Rizzoli Corriere Della Sera Mediagroup SpA	148,559	162,078
Sanlorenzo SpA	9,309	289,601
Sesa SpA	1,952	143,381
Sogefi SpA	173,203	339,763
Technogym SpA(b)	81,502	1,048,539
Wiit SpA	4,597	70,115
Zignago Vetro SpA(a)	59,314	558,059
Total Italy		13,419,405
Jersey – 0.7%
Ithaca Energy PLC	501,011	1,032,102
Netherlands – 2.5%
Acomo NV	9,955	230,123
Brunel International NV	32,076	327,775
Corbion NV	14,419	302,942
ForFarmers NV	63,191	304,094
Koninklijke BAM Groep NV	115,539	642,123
Koninklijke Heijmans NV	13,817	580,587
PostNL NV(a)	273,383	292,946
Sligro Food Group NV	11,399	129,535
Wereldhave NV	45,989	794,837
Total Netherlands		3,604,962
Norway – 9.0%
ABG Sundal Collier Holding ASA	180,979	125,066
AF Gruppen ASA	15,473	204,747
Aker Solutions ASA	205,427	657,544
AMSC ASA	55,778	145,605
Austevoll Seafood ASA	77,742	722,836
Avance Gas Holding Ltd.(b)	83,632	81,293
Bonheur ASA	11,080	244,010
Borregaard ASA	19,159	311,355
Bouvet ASA	28,119	199,656
Investments	Shares	Value
Deep Value Driller AS	107,855	$148,862
Elmera Group ASA(b)	100,317	337,575
Europris ASA(b)	75,666	603,696
Kid ASA(b)	18,703	266,662
Kitron ASA	56,738	240,640
Klaveness Combination Carriers ASA(b)	48,979	289,188
MPC Container Ships ASA	480,367	725,476
NORBIT ASA	27,768	315,250
Norconsult Norge AS	97,516	408,220
Odfjell Drilling Ltd.	114,508	631,527
Odfjell SE, Class A	30,526	261,370
Panoro Energy ASA	74,229	194,122
Pexip Holding ASA	28,607	105,905
Protector Forsikring ASA	6,672	214,702
Rana Gruber ASA	63,100	406,705
Reach Subsea ASA	177,075	124,385
SpareBank 1 Nord Norge	51,017	688,547
SpareBank 1 Oestlandet	17,268	269,577
SpareBank 1 SMN	58,615	1,016,880
Sparebanken Sor	12,599	235,604
Sparebanken Vest	43,988	574,556
Stolt-Nielsen Ltd.	32,203	750,460
TGS ASA	113,834	1,071,383
Veidekke ASA	33,663	469,093
Total Norway		13,042,497
Portugal – 3.9%
Altri SGPS SA	98,360	634,304
Corticeira Amorim SGPS SA	42,774	369,636
CTT-Correios de Portugal SA	82,646	667,772
Ibersol SGPS SA	16,174	152,698
NOS SGPS SA	244,981	1,165,689
REN – Redes Energeticas Nacionais SGPS SA	352,352	1,044,777
Semapa-Sociedade de Investimento & Gestao	19,719	325,471
Sonae SGPS SA	1,153,149	1,322,861
Total Portugal		5,683,208
Singapore – 1.3%
BW LPG Ltd.(b)	175,101	1,894,844
South Africa – 0.1%
Pan African Resources PLC	385,097	211,004
Spain – 4.4%
Aedas Homes SA(b)	19,605	554,846
Almirall SA	41,463	439,150
Atresmedia Corp. de Medios de Comunicacion SA	122,491	685,391
Construcciones y Auxiliar de Ferrocarriles SA	15,019	658,676
Elecnor SA(a)	19,794	370,755
Ence Energia y Celulosa SA	90,598	306,119
Ercros SA	27,635	87,465
Faes Farma SA	93,588	396,793
Gestamp Automocion SA(b)	309,544	866,017
Global Dominion Access SA(b)	50,526	149,817

See Notes to Financial Statements.

WisdomTree Trust    5

Schedule of Investments (continued) WisdomTree Europe SmallCap Dividend Fund (DFE) March 31, 2025
Investments	Shares	Value
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	190,146	$249,761
Melia Hotels International SA	30,965	212,063
Neinor Homes SA(b)	41,494	605,991
Pharma Mar SA	1,752	153,672
Prosegur Cash SA(b)	196,573	145,239
Prosegur Cia de Seguridad SA	112,132	253,757
Tubacex SA	68,974	287,220
Total Spain		6,422,732
Sweden – 12.1%
AcadeMedia AB(b)	28,284	223,285
AddLife AB, Class B	10,595	152,832
Addnode Group AB	13,726	135,004
AFRY AB	32,689	620,580
Alimak Group AB(b)	26,198	344,783
Alleima AB	75,881	633,028
Ambea AB(b)	22,935	250,011
AQ Group AB	15,431	245,788
Arjo AB, Class B	65,827	242,728
Atea ASA	36,538	449,500
Attendo AB(b)	50,391	301,490
Bahnhof AB, Class B	44,749	221,849
Beijer Alma AB	12,283	237,954
Bergman & Beving AB	5,164	149,084
Bilia AB, Class A	41,169	527,056
BioGaia AB, Class B	20,641	226,237
Biotage AB	7,915	75,367
Bravida Holding AB(b)	89,870	811,909
Bredband2 i Skandinavien AB	878,043	173,072
Bufab AB	7,968	317,765
Catella AB	39,684	123,851
Clas Ohlson AB, Class B	22,288	516,535
Cloetta AB, Class B	165,150	466,263
Coor Service Management Holding AB(b)	68,681	236,843
Corem Property Group AB, Class B	147,613	68,185
Dometic Group AB(b)	100,145	424,902
Duni AB	20,365	202,330
Electrolux Professional AB, Class B	34,765	216,306
Engcon AB	16,788	153,088
Fagerhult Group AB	43,708	180,139
FastPartner AB, Class A	24,498	129,500
Ferronordic AB*	12,821	61,775
Granges AB	26,858	304,539
Heba Fastighets AB, Class B	39,555	104,350
HMS Networks AB	6,187	271,868
Instalco AB	50,336	154,339
Inwido AB	20,005	400,693
ITAB Shop Concept AB	61,283	123,846
JM AB	10,753	154,148
Know It AB	10,684	161,668
Lindab International AB	24,051	464,973
MEKO AB	14,654	177,976
Investments	Shares	Value
MIPS AB	3,440	$131,434
NCAB Group AB	34,481	176,265
NCC AB, Class B	43,262	818,718
New Wave Group AB, Class B	30,624	303,798
Nolato AB, Class B	68,529	388,520
NP3 Fastigheter AB	5,174	121,043
OEM International AB, Class B	21,859	298,124
Paradox Interactive AB	15,712	284,987
Peab AB, Class B	53,050	404,803
Platzer Fastigheter Holding AB, Class B	22,044	163,929
Ratos AB, Class B	90,923	291,096
Rusta AB	34,867	228,742
Rvrc Holding AB	32,693	142,552
Scandi Standard AB	29,538	237,007
SkiStar AB	14,136	229,242
Svedbergs Group AB	26,125	126,918
Synsam AB	51,714	229,866
Systemair AB	40,746	300,978
Troax Group AB	11,666	203,006
Truecaller AB, Class B	29,675	200,441
VBG Group AB, Class B	6,979	194,187
Vitec Software Group AB, Class B	3,810	206,902
Volati AB	15,552	170,304
Zinzino AB, Class B	16,388	233,623
Total Sweden		17,523,924
Switzerland – 2.7%
Arbonia AG*	16,586	206,962
Ascom Holding AG, Registered Shares	22,820	87,308
Huber & Suhner AG, Registered Shares	3,764	313,968
Implenia AG, Registered Shares	3,569	161,356
Landis & Gyr Group AG	8,462	499,256
Mobilezone Holding AG, Registered Shares	28,541	410,332
OC Oerlikon Corp. AG, Registered Shares	154,377	700,040
Valiant Holding AG, Registered Shares	11,668	1,574,636
Total Switzerland		3,953,858
United Kingdom – 26.3%
4imprint Group PLC	8,508	406,323
Advanced Medical Solutions Group PLC	23,336	69,881
AG Barr PLC	37,432	296,656
AJ Bell PLC	138,107	716,612
Alfa Financial Software Holdings PLC(b)	65,088	182,727
Alpha Group International PLC	4,433	144,764
Assura PLC	2,430,787	1,450,171
Avon Technologies PLC	4,621	86,128
Bakkavor Group PLC(b)	165,581	380,428
Begbies Traynor Group PLC	88,138	112,172
Bloomsbury Publishing PLC	23,708	179,935
Bodycote PLC	69,657	499,899
Breedon Group PLC	155,625	900,916
Brickability Group PLC	129,718	97,112
Brooks Macdonald Group PLC	5,737	111,076
Bytes Technology Group PLC	75,883	475,038

See Notes to Financial Statements.

6    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Europe SmallCap Dividend Fund (DFE) March 31, 2025
Investments	Shares	Value
Card Factory PLC	180,693	$193,347
Chemring Group PLC	48,857	233,330
Chesnara PLC	106,430	378,467
City of London Investment Group PLC	24,933	107,167
Clarkson PLC	12,349	542,739
CMC Markets PLC(b)	95,287	254,593
Coats Group PLC	496,217	505,989
Cohort PLC	7,085	109,282
Craneware PLC	3,938	89,969
CVS Group PLC	7,512	97,349
Domino’s Pizza Group PLC	120,681	441,761
Dr. Martens PLC	373,085	245,355
Elementis PLC	125,658	209,878
Elixirr International PLC	11,426	98,812
Empiric Student Property PLC	213,199	234,734
Epwin Group PLC	88,383	105,524
Essentra PLC	49,310	63,265
Fevertree Drinks PLC	20,837	218,256
Firstgroup PLC	214,239	431,385
Fonix PLC	37,372	89,240
FRP Advisory Group PLC	125,939	211,323
Fuller Smith & Turner PLC, Class A	6,422	43,767
Future PLC	11,662	111,992
Galliford Try Holdings PLC	39,153	176,879
Gamma Communications PLC	14,138	221,173
GB Group PLC	25,346	96,380
Genuit Group PLC	54,813	254,700
Genus PLC	8,634	207,731
GlobalData PLC	189,523	360,825
Great Portland Estates PLC	137,980	529,841
H&T Group PLC	27,301	134,612
Halfords Group PLC	89,023	147,080
Hammerson PLC	225,757	719,165
Hargreaves Services PLC	19,877	156,503
Hays PLC	530,519	543,021
Helical PLC	17,137	43,576
Hill & Smith PLC	24,440	550,792
Hilton Food Group PLC	42,117	447,947
Hollywood Bowl Group PLC	87,038	302,768
Hunting PLC	31,134	121,362
Ibstock PLC(b)	88,786	195,050
Impax Asset Management Group PLC	82,099	191,381
IntegraFin Holdings PLC	79,729	314,905
James Halstead PLC(a)	155,433	286,894
Johnson Service Group PLC	76,054	130,758
Just Group PLC	205,511	389,937
Kainos Group PLC	37,995	325,639
Keller Group PLC	28,891	513,125
Kier Group PLC	132,103	213,140
Kitwave Group PLC	28,696	91,302
Lancashire Holdings Ltd.	85,874	640,666
Learning Technologies Group PLC	114,367	147,619
Investments	Shares	Value
LSL Property Services PLC	38,686	$135,321
Luceco PLC(b)	62,549	106,247
Macfarlane Group PLC	67,480	87,971
Marshalls PLC	50,195	158,734
Me Group International PLC	126,933	314,898
Mears Group PLC	45,268	226,999
Michelmersh Brick Holdings PLC	64,969	80,924
Midwich Group PLC	86,253	229,342
Mitie Group PLC	612,380	907,414
MJ Gleeson PLC	7,599	46,100
MONY Group PLC	301,330	780,217
Morgan Advanced Materials PLC	116,758	306,686
Morgan Sindall Group PLC	19,921	848,530
Mortgage Advice Bureau Holdings Ltd.	16,338	158,162
MP Evans Group PLC	25,575	333,411
NCC Group PLC	70,572	126,616
Next 15 Group PLC	29,422	109,182
Nichols PLC	13,193	219,672
Norcros PLC	43,902	130,900
Oxford Instruments PLC	6,251	138,778
PageGroup PLC	132,380	519,102
PayPoint PLC	50,273	406,211
Pennon Group PLC	277,309	1,603,557
Pets at Home Group PLC	177,091	494,648
Polar Capital Holdings PLC	80,071	441,312
Premier Foods PLC	110,793	263,131
Primary Health Properties PLC	851,428	1,030,844
Property Franchise Group PLC(a)	24,060	131,209
Reach PLC	217,806	200,167
Renew Holdings PLC	18,261	156,036
Restore PLC	19,357	58,090
Ricardo PLC	22,518	72,953
Sabre Insurance Group PLC(b)	138,807	231,481
Safestore Holdings PLC	71,312	565,163
Savills PLC	26,910	331,711
Secure Trust Bank PLC	6,354	48,717
Senior PLC	93,950	180,444
Severfield PLC	108,944	27,491
Smiths News PLC	206,220	142,139
Speedy Hire PLC	253,046	62,058
Spire Healthcare Group PLC(b)	47,565	108,914
SSP Group PLC	150,440	291,077
SThree PLC	78,976	268,607
Tatton Asset Management PLC	17,915	141,518
Telecom Plus PLC	49,778	1,117,967
TT Electronics PLC	106,073	110,353
Vertu Motors PLC	88,402	60,362
Vesuvius PLC	148,300	747,489
Victrex PLC	52,447	598,433
Volex PLC(a)	20,088	62,747
Volution Group PLC	37,115	257,735
Warpaint London PLC	15,826	83,752

See Notes to Financial Statements.

WisdomTree Trust    7

Schedule of Investments (concluded) WisdomTree Europe SmallCap Dividend Fund (DFE) March 31, 2025
Investments	Shares	Value
Wickes Group PLC	138,395	$317,610
Workspace Group PLC	82,024	439,371
XPS Pensions Group PLC	77,258	373,953
YouGov PLC	18,172	64,503
Young & Co.’s Brewery PLC, Class A	6,671	64,063
Yu Group PLC	6,749	134,154
Zigup PLC	218,964	830,926
Total United Kingdom		38,068,235
United States – 0.7%
Noram Drilling AS	40,065	115,996
RHI Magnesita NV	14,264	558,782
TI Fluid Systems PLC(b)	140,459	360,782
Total United States		1,035,560
TOTAL COMMON STOCKS (Cost: $136,509,322)		142,640,633
EXCHANGE-TRADED FUND – 0.4%
United States – 0.4%
WisdomTree International MidCap Dividend Fund(c) (Cost: $503,719)	7,800	516,282
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.7%
United States – 1.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(d) (Cost: $2,442,600)	2,442,600	$2,442,600
TOTAL INVESTMENTS IN SECURITIES – 100.5% (Cost: $139,455,641)		145,599,515
Other Liabilities less Assets – (0.5)%		(695,183)
NET ASSETS – 100.0%		$144,904,332

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2025 (See Note 2). At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,235,658 and the total market value of the collateral held by the Fund was $2,442,600.

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)  Rate shown represents annualized 7-day yield as of March 31, 2025.

(e)   This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ABBREVIATIONS:
RSP	Risparmio Italian Savings Shares

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2025 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2025	Dividend Income
WisdomTree International MidCap Dividend Fund	$610,227	$4,947,772	$4,987,622	$(42,088)	$(12,007)	$516,282	$35,938

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$142,640,633	$—	$—	$142,640,633
Exchange-Traded Fund	516,282	—	—	516,282
Investment of Cash Collateral for Securities Loaned	—	2,442,600	—	2,442,600
Total Investments in Securities	$143,156,915	$2,442,600	$—	$145,599,515

See Notes to Financial Statements.

8    WisdomTree Trust

Schedule of Investments WisdomTree International AI Enhanced Value Fund (AIVI) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 97.1%
Australia – 10.1%
ANZ Group Holdings Ltd.	46,917	$850,485
APA Group	26,302	129,482
Lottery Corp. Ltd.	40,867	121,219
National Australia Bank Ltd.	65,987	1,398,896
Scentre Group	158,773	332,436
Telstra Group Ltd.	101,648	266,670
Transurban Group	151,190	1,261,526
Vicinity Ltd.	322,655	442,337
Woolworths Group Ltd.	15,216	280,189
Total Australia		5,083,240
Belgium – 1.8%
Anheuser-Busch InBev SA	2,374	145,966
Groupe Bruxelles Lambert NV	8,547	635,194
Syensqo SA	1,650	111,877
Total Belgium		893,037
China – 0.4%
BOC Hong Kong Holdings Ltd.	58,000	234,078
Denmark – 0.6%
Carlsberg AS, Class B	2,352	298,585
Finland – 0.3%
Sampo OYJ, Class A	14,215	135,892
France – 11.2%
Arkema SA	1,469	111,712
Bouygues SA	4,387	172,541
Capgemini SE	778	116,017
Cie Generale des Etablissements Michelin SCA	3,548	124,213
Danone SA	1,676	128,250
Eiffage SA	5,797	671,591
Gecina SA	1,281	120,177
Getlink SE	7,317	126,066
Klepierre SA	4,397	146,859
Orange SA	10,073	130,516
Pernod Ricard SA	1,124	110,803
Publicis Groupe SA	1,215	113,841
Sodexo SA	1,589	101,956
TotalEnergies SE	25,932	1,671,182
Vinci SA	14,418	1,811,295
Total France		5,657,019
Germany – 7.0%
BASF SE	33,020	1,636,993
Bayer AG, Registered Shares	43,836	1,045,052
Evonik Industries AG	25,824	556,089
Fresenius SE & Co. KGaA*	3,280	139,490
Hannover Rueck SE	454	134,716
Total Germany		3,512,340
Hong Kong – 4.4%
CK Asset Holdings Ltd.	29,000	117,225
CLP Holdings Ltd.	15,500	126,306
Investments	Shares	Value
Hang Seng Bank Ltd.	107,400	$1,454,952
Hong Kong & China Gas Co. Ltd.	152,000	130,699
Hongkong Land Holdings Ltd.	31,000	133,920
Sun Hung Kai Properties Ltd.	13,500	128,228
Wharf Real Estate Investment Co. Ltd.	47,000	114,294
Total Hong Kong		2,205,624
Ireland – 0.3%
Bank of Ireland Group PLC	11,835	138,644
Israel – 0.5%
Bank Leumi Le-Israel BM	9,088	121,484
Mizrahi Tefahot Bank Ltd.	2,568	114,724
Total Israel		236,208
Italy – 4.0%
FinecoBank Banca Fineco SpA	39,002	766,555
Infrastrutture Wireless Italiane SpA(a)	39,176	414,293
Nexi SpA*(a)	32,261	171,175
Snam SpA	106,493	551,587
Terna – Rete Elettrica Nazionale	14,401	130,110
Total Italy		2,033,720
Japan – 18.3%
AGC, Inc.	34,600	1,051,605
Asahi Kasei Corp.	18,800	131,628
Bridgestone Corp.	40,400	1,619,620
Central Japan Railway Co.	6,200	118,328
FANUC Corp.	22,200	602,728
Japan Tobacco, Inc.	31,900	877,602
Kirin Holdings Co. Ltd.	14,800	205,611
Kubota Corp.	33,100	405,284
Kyowa Kirin Co. Ltd.	8,500	123,515
MEIJI Holdings Co. Ltd.	5,800	126,053
Mitsubishi Chemical Group Corp.	109,000	537,201
Mitsubishi Corp.	47,500	834,283
Mitsubishi HC Capital, Inc.	18,000	121,272
Mitsui & Co. Ltd.	6,800	127,301
MS&AD Insurance Group Holdings, Inc.	5,700	122,927
Nippon Building Fund, Inc.	148	126,088
Ono Pharmaceutical Co. Ltd.	88,300	946,240
ORIX Corp.	31,800	655,819
SG Holdings Co. Ltd.	12,700	127,051
Shin-Etsu Chemical Co. Ltd.	4,000	113,308
Tokyu Corp.	10,400	117,186
Unicharm Corp.	16,200	128,861
Total Japan		9,219,511
Netherlands – 4.1%
Aegon Ltd.	218,671	1,429,061
Heineken Holding NV	1,641	118,587
JDE Peet’s NV	6,449	140,857
Koninklijke Philips NV*	4,620	116,629
NN Group NV	2,549	141,196
Randstad NV	2,999	123,750
Total Netherlands		2,070,080
See Notes to Financial Statements.

WisdomTree Trust    9

Schedule of Investments (continued) WisdomTree International AI Enhanced Value Fund (AIVI) March 31, 2025
Investments	Shares	Value
Norway – 0.9%
DNB Bank ASA	18,027	$471,438
Singapore – 2.5%
CapitaLand Ascendas REIT	63,200	125,544
CapitaLand Integrated Commercial Trust	91,800	143,427
CapitaLand Investment Ltd.	64,900	132,301
Oversea-Chinese Banking Corp. Ltd.	67,200	864,936
Total Singapore		1,266,208
South Korea – 0.2%
Delivery Hero SE*(a)	4,529	107,482
Spain – 1.5%
Aena SME SA(a)	1,097	256,667
Amadeus IT Group SA	4,765	362,874
Redeia Corp. SA	6,964	139,618
Total Spain		759,159
Sweden – 5.1%
Essity AB, Class B	4,627	131,462
Industrivarden AB, Class C	14,529	531,399
L E Lundbergforetagen AB, Class B	3,343	167,065
Skandinaviska Enskilda Banken AB, Class A(b)	8,280	135,594
Swedbank AB, Class A(b)	64,924	1,472,975
Tele2 AB, Class B	10,157	137,060
Total Sweden		2,575,555
Switzerland – 3.0%
SGS SA, Registered Shares	1,178	117,061
Swatch Group AG, Bearer Shares	623	106,820
Swiss Life Holding AG, Registered Shares	149	135,233
Swisscom AG, Registered Shares	214	123,236
Temenos AG, Registered Shares	1,476	113,609
Zurich Insurance Group AG	1,299	902,950
Total Switzerland		1,498,909
United Kingdom – 15.5%
Associated British Foods PLC	5,060	124,746
British American Tobacco PLC	36,115	1,483,304
Bunzl PLC	2,847	108,993
CK Hutchison Holdings Ltd.	24,500	137,768
Imperial Brands PLC	36,072	1,333,943
J Sainsbury PLC	37,192	112,909
M&G PLC	482,651	1,236,619
Phoenix Group Holdings PLC	119,713	883,080
Reckitt Benckiser Group PLC	5,086	343,337
Schroders PLC	25,987	116,662
Segro PLC	13,613	121,380
Unilever PLC	6,505	387,071
United Utilities Group PLC	100,048	1,302,347
WPP PLC	14,888	111,687
Total United Kingdom		7,803,846
Investments	Shares	Value
United States – 5.4%
Experian PLC	2,548	$117,345
GSK PLC	37,975	716,618
Haleon PLC	27,571	139,253
Holcim AG, Registered Shares	1,159	123,793
Shell PLC	23,789	867,435
Swiss Re AG	4,483	760,045
Total United States		2,724,489
TOTAL COMMON STOCKS (Cost: $47,419,636)		48,925,064
PREFERRED STOCKS – 0.2%
Germany – 0.2%
Henkel AG & Co. KGaA, 2.22% (Cost: $126,245)	1,395	110,726
EXCHANGE-TRADED FUND – 0.5%
United States – 0.5%
iShares MSCI EAFE Value ETF (Cost: $236,913)	4,116	242,597
MUTUAL FUND – 0.2%
United States – 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(c) (Cost: $110,782)	110,782	110,782
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.5%
United States – 2.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c) (Cost: $1,259,305)	1,259,305	1,259,305
TOTAL INVESTMENTS IN SECURITIES – 100.5% (Cost: $49,152,881)		50,648,474
Other Liabilities less Assets – (0.5)%		(275,831)
NET ASSETS – 100.0%		$50,372,643

*     Non-income producing security.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at March 31, 2025 (See Note 2). At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,172,376 and the total market value of the collateral held by the Fund was $1,259,305.

(c)   Rate shown represents annualized 7-day yield as of March 31, 2025.

See Notes to Financial Statements.

10    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree International AI Enhanced Value Fund (AIVI) March 31, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$48,925,064	$—	$—	$48,925,064
Preferred Stocks	110,726	—	—	110,726
Exchange-Traded Fund	242,597	—	—	242,597
Mutual Fund	—	110,782	—	110,782
Investment of Cash Collateral for Securities Loaned	—	1,259,305	—	1,259,305
Total Investments in Securities	$49,278,387	$1,370,087	$—	$50,648,474

See Notes to Financial Statements.

WisdomTree Trust    11

Schedule of Investments WisdomTree International Equity Fund (DWM) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 98.8%
Australia – 6.9%
AGL Energy Ltd.	38,176	$250,264
ALS Ltd.	13,491	129,551
Ampol Ltd.	9,204	134,325
Ansell Ltd.	4,208	88,736
ANZ Group Holdings Ltd.	73,300	1,328,741
APA Group	74,225	365,401
ARB Corp. Ltd.	2,766	55,242
Aristocrat Leisure Ltd.	7,674	306,769
Aurizon Holdings Ltd.	80,137	154,806
Australian Clinical Labs Ltd.	29,298	54,406
Bendigo & Adelaide Bank Ltd.	10,525	69,719
BHP Group Ltd.	159,722	3,802,075
BlueScope Steel Ltd.	9,705	128,694
Brambles Ltd.	40,196	501,714
Breville Group Ltd.	3,738	72,908
Brickworks Ltd.	7,624	115,399
CAR Group Ltd.	10,182	199,801
Centuria Capital Group	108,459	107,462
Champion Iron Ltd.	29,298	88,729
Charter Hall Group	16,023	161,553
Cleanaway Waste Management Ltd.	69,188	112,098
Cochlear Ltd.	744	121,608
Coles Group Ltd.	35,352	430,238
Commonwealth Bank of Australia	34,842	3,276,961
Computershare Ltd.	17,660	430,619
Corporate Travel Management Ltd.	12,205	105,793
Cromwell Property Group	296,769	68,425
Dalrymple Bay Infrastructure Ltd.	54,621	131,043
Dexus	29,222	128,925
Dicker Data Ltd.	13,723	71,490
Domain Holdings Australia Ltd.	37,381	99,232
Domino’s Pizza Enterprises Ltd.	3,606	57,458
Downer EDI Ltd.	21,706	73,311
Elders Ltd.	12,440	52,016
Endeavour Group Ltd.	51,547	123,347
Evolution Mining Ltd.	33,956	150,445
EVT Ltd.	11,685	96,917
Flight Centre Travel Group Ltd.	8,681	74,814
Fortescue Ltd.	202,782	1,942,209
Glencore PLC	189,014	683,848
Goodman Group	17,709	313,735
Growthpoint Properties Australia Ltd.	65,126	91,718
GWA Group Ltd.	45,639	66,265
Hansen Technologies Ltd.	31,392	97,810
Harvey Norman Holdings Ltd.	31,665	98,660
Helia Group Ltd.	17,669	43,932
Helloworld Travel Ltd.	53,932	51,252
IDP Education Ltd.	4,721	27,683
Incitec Pivot Ltd.	34,313	54,524
Ingenia Communities Group	24,384	82,356
Investments	Shares	Value
Inghams Group Ltd.	39,311	$76,675
Insurance Australia Group Ltd.	18,612	89,421
IVE Group Ltd.	54,805	81,623
JB Hi-Fi Ltd.	6,891	398,624
Jumbo Interactive Ltd.	9,942	65,237
Lottery Corp. Ltd.	75,521	224,010
Lovisa Holdings Ltd.	7,005	104,764
Lycopodium Ltd.	8,617	57,133
Macquarie Group Ltd.	5,580	683,752
Metcash Ltd.	21,458	42,254
Mirvac Group	132,263	172,257
Monadelphous Group Ltd.	11,057	105,626
Monash IVF Group Ltd.	88,553	62,631
Myer Holdings Ltd.	58,891	23,854
MyState Ltd.	22,817	55,167
National Australia Bank Ltd.	57,771	1,224,720
New Hope Corp. Ltd.	58,950	136,286
Northern Star Resources Ltd.	18,083	206,438
NRW Holdings Ltd.	41,076	70,390
Orica Ltd.	11,732	124,210
Origin Energy Ltd.	98,739	647,903
Orora Ltd.	31,564	36,978
Premier Investments Ltd.	8,179	101,578
QBE Insurance Group Ltd.	21,798	297,477
Qube Holdings Ltd.	67,438	165,154
Ramelius Resources Ltd.	68,243	100,786
Ramsay Health Care Ltd.	2,544	54,106
REA Group Ltd.	1,317	180,182
Reece Ltd.	8,295	81,050
Rio Tinto Ltd.	15,066	1,084,264
Rio Tinto PLC	49,329	2,920,290
Santos Ltd.	136,084	564,773
Scentre Group	210,809	441,389
SEEK Ltd.	5,473	72,985
SG Fleet Group Ltd.	41,161	89,004
SGH Ltd.	7,760	240,090
SmartGroup Corp. Ltd.	7,452	34,178
Sonic Healthcare Ltd.	12,754	204,732
Stanmore Resources Ltd.	55,886	73,830
Stockland	97,470	297,618
Suncorp Group Ltd.	16,019	191,958
Super Retail Group Ltd.	15,911	128,002
Telstra Group Ltd.	518,311	1,359,769
TPG Telecom Ltd.	60,054	179,629
Transurban Group	80,517	671,832
Ventia Services Group Pty. Ltd.	61,724	154,623
Vicinity Ltd.	194,169	266,192
Viva Energy Group Ltd.(a)	14,116	14,998
Waypoint REIT Ltd.	48,996	72,361
Wesfarmers Ltd.	35,380	1,587,608
Westpac Banking Corp.	81,870	1,610,616
Whitehaven Coal Ltd.	30,103	102,610

See Notes to Financial Statements.

12    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International Equity Fund (DWM) March 31, 2025
Investments	Shares	Value
WiseTech Global Ltd.	1,023	$51,783
Woolworths Group Ltd.	23,321	429,435
Worley Ltd.	18,730	168,421
Total Australia		35,958,303
Austria – 0.6%
ANDRITZ AG	4,992	278,785
CA Immobilien Anlagen AG	4,494	108,739
Erste Group Bank AG	16,823	1,157,933
Kontron AG	4,240	101,402
Mondi PLC	12,538	185,705
Oesterreichische Post AG	5,446	183,836
Schoeller-Bleckmann Oilfield Equipment AG	3,506	134,256
Telekom Austria AG	37,656	351,441
Verbund AG	5,186	366,646
Wienerberger AG	2,979	98,726
Total Austria		2,967,469
Belgium – 0.9%
Ackermans & van Haaren NV	487	105,106
Aedifica SA	3,316	223,692
Ageas SA	3,940	235,569
Anheuser-Busch InBev SA	16,705	1,027,107
Azelis Group NV	3,158	55,365
Barco NV	7,598	96,765
Bekaert SA	3,686	131,712
Cofinimmo SA	2,928	193,091
Colruyt Group NV	4,757	195,264
D’ieteren Group	864	148,300
Elia Group SA	1,880	162,767
KBC Group NV	11,741	1,065,341
Melexis NV	1,651	92,381
Shurgard Self Storage Ltd.	1,419	51,196
Solvay SA	8,017	284,047
Syensqo SA	2,340	158,662
UCB SA	1,976	347,386
Warehouses De Pauw CVA	5,924	140,268
Xior Student Housing NV	3,779	112,257
Total Belgium		4,826,276
Brazil – 0.0%
Yara International ASA	3,892	116,708
Chile – 0.1%
Antofagasta PLC	15,500	333,811
China – 0.6%
BOC Hong Kong Holdings Ltd.	471,444	1,902,670
Health & Happiness H&H International Holdings Ltd.	45,500	54,212
Kerry Logistics Network Ltd.	64,000	56,348
Prosus NV	12,234	562,636
Shangri-La Asia Ltd.	148,000	85,981
VSTECS Holdings Ltd.(b)	156,000	133,537
Wilmar International Ltd.	203,400	506,949
Total China		3,302,333
Investments	Shares	Value
Denmark – 0.9%
Carlsberg AS, Class B	2,812	$356,981
Coloplast AS, Class B	3,332	348,893
Danske Bank AS	22,996	749,475
DSV AS	1,058	204,119
H Lundbeck AS	17,735	89,103
ISS AS	4,173	95,644
Novo Nordisk AS, Class B	27,709	1,884,791
Novonesis (Novozymes) B, Class B	4,202	243,966
Pandora AS	1,917	292,545
Spar Nord Bank AS^	1,574	47,516
Sydbank AS	2,453	153,359
Tryg AS	5,402	128,349
Total Denmark		4,594,741
Faroe Islands – 0.0%
Bakkafrost P/F	1,518	71,356
Finland – 1.7%
Anora Group OYJ	17,702	68,647
Cargotec OYJ, Class B	1,883	85,429
Elisa OYJ	7,939	386,593
Fortum OYJ	46,492	758,834
Huhtamaki OYJ	4,108	145,726
Kemira OYJ	6,916	149,862
Kesko OYJ, Class B	10,927	222,670
Kone OYJ, Class B	12,941	710,686
Konecranes OYJ	3,788	240,598
Lassila & Tikanoja OYJ	8,425	76,173
Metso OYJ	24,407	250,515
Nokia OYJ	106,672	557,699
Nokian Renkaat OYJ(b)	11,324	79,069
Nordea Bank Abp	246,404	3,132,771
Orion OYJ, Class B	3,563	211,143
Outokumpu OYJ	39,626	148,530
Puuilo OYJ	8,543	104,924
Raisio OYJ, Class V	28,244	72,917
Sampo OYJ, Class A	15,380	147,029
Sanoma OYJ	15,707	151,682
Terveystalo OYJ(a)	6,234	77,306
TietoEVRY OYJ	10,344	178,666
Tokmanni Group Corp.	8,377	114,649
UPM-Kymmene OYJ	18,226	486,287
Valmet OYJ	6,603	177,957
Wartsila OYJ Abp	10,621	188,097
Total Finland		8,924,459
France – 9.8%
Accor SA	5,127	231,995
Aeroports de Paris SA	2,699	273,908
Air Liquide SA	9,064	1,714,785
Airbus SE	6,461	1,136,070
Arkema SA	1,622	123,347
AXA SA	106,656	4,539,269

See Notes to Financial Statements.

WisdomTree Trust    13

Schedule of Investments (continued) WisdomTree International Equity Fund (DWM) March 31, 2025
Investments	Shares	Value
BioMerieux	977	$120,522
Bollore SE	36,037	210,207
Bouygues SA	16,691	656,459
Bureau Veritas SA	10,896	328,850
Capgemini SE	2,447	364,901
Carrefour SA	27,076	386,652
Cie de Saint-Gobain SA	12,365	1,224,808
Cie des Alpes	5,987	95,197
Cie Generale des Etablissements Michelin SCA	28,191	986,947
Covivio SA	5,179	289,788
Credit Agricole SA	179,945	3,260,669
Danone SA	15,636	1,196,489
Dassault Aviation SA	980	322,872
Dassault Systemes SE	7,644	288,501
Edenred SE	2,216	71,668
Eiffage SA	2,124	246,069
Elis SA	4,889	108,474
Engie SA	215,555	4,199,317
EssilorLuxottica SA	5,307	1,521,439
Etablissements Maurel & Prom SA	15,026	78,721
FDJ UNITED(a)	7,848	246,354
Forvia SE	15,378	124,784
Gaztransport & Technigaz SA	1,511	228,995
Gecina SA	1,658	155,546
Getlink SE	17,417	300,081
Hermes International SCA	547	1,424,587
Imerys SA	3,829	123,834
Interparfums SA	2,227	95,382
Ipsen SA	1,046	120,220
IPSOS SA	2,916	131,223
Klepierre SA	16,341	545,786
Legrand SA	5,122	538,008
L’Oreal SA	6,283	2,326,889
LVMH Moet Hennessy Louis Vuitton SE	6,949	4,291,360
Manitou BF SA	5,229	101,106
Mersen SA	6,021	119,281
Metropole Television SA	8,187	122,572
Nexans SA	843	82,319
Opmobility	12,467	122,750
Orange SA	116,258	1,506,356
Pernod Ricard SA	5,145	507,189
Publicis Groupe SA	7,811	731,864
Renault SA	9,843	494,939
Rexel SA	15,367	411,334
Rubis SCA	11,000	309,413
Safran SA	4,230	1,105,758
SEB SA	1,433	134,438
Societe BIC SA	2,654	179,465
Sopra Steria Group	848	156,729
SPIE SA	5,490	233,298
Technip Energies NV	4,498	146,442
Thales SA	3,182	844,176
Investments	Shares	Value
TotalEnergies SE	85,799	$5,529,296
Valeo SE	12,800	118,687
Veolia Environnement SA	22,655	776,984
Verallia SA(a)	8,253	254,966
Vicat SACA	3,352	179,955
Vinci SA	16,476	2,069,836
Total France		50,870,126
Georgia – 0.0%
Lion Finance Group PLC	1,625	114,522
TBC Bank Group PLC	616	32,838
Total Georgia		147,360
Germany – 6.8%
adidas AG	718	168,069
AIXTRON SE	4,272	46,769
Allianz SE, Registered Shares	15,383	5,850,749
Aurubis AG	1,160	109,076
Bechtle AG	2,630	97,160
Beiersdorf AG	1,239	159,801
Bilfinger SE	2,376	169,906
Brenntag SE	3,526	227,004
Commerzbank AG	7,842	177,635
Continental AG	5,114	356,639
CTS Eventim AG & Co. KGaA	1,917	190,923
Daimler Truck Holding AG	27,628	1,107,801
Deutsche Bank AG, Registered Shares	14,378	338,889
Deutsche Boerse AG	1,834	539,054
Deutsche Lufthansa AG, Registered Shares	45,162	326,658
Deutsche Post AG, Registered Shares	38,427	1,638,770
Deutsche Telekom AG, Registered Shares	144,266	5,332,715
Deutz AG	10,541	76,744
DWS Group GmbH & Co. KGaA(a)	2,810	152,830
E.ON SE	105,444	1,590,053
Evonik Industries AG	23,087	497,151
Fielmann Group AG	2,852	128,929
Freenet AG	7,329	278,988
GEA Group AG	2,787	168,288
Hannover Rueck SE	2,255	669,129
Heidelberg Materials AG	5,656	962,570
Henkel AG & Co. KGaA	5,605	402,929
HochTief AG	3,038	515,219
Hugo Boss AG	2,042	76,893
Indus Holding AG	3,045	80,092
KION Group AG	2,415	99,913
Knorr-Bremse AG	2,948	266,059
Lanxess AG	1,531	45,992
LEG Immobilien SE	1,239	87,610
Merck KGaA	1,199	163,967
MTU Aero Engines AG	630	217,973
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	3,223	2,027,618
Rheinmetall AG	469	668,224

See Notes to Financial Statements.

14    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International Equity Fund (DWM) March 31, 2025
Investments	Shares	Value
RWE AG	15,069	$537,484
SAF-Holland SE	4,397	77,324
SAP SE	9,828	2,594,602
Siemens AG, Registered Shares	14,179	3,245,495
Siemens Healthineers AG(a)	14,305	766,587
Sirius Real Estate Ltd.	153,828	167,778
Sixt SE	1,629	139,276
Stroeer SE & Co. KGaA	2,949	171,699
Suedzucker AG	14,433	179,135
Symrise AG	1,305	134,905
Talanx AG	3,561	371,966
Traton SE	16,704	561,158
Vonovia SE	19,758	532,711
Wacker Neuson SE	4,304	96,935
Total Germany		35,591,844
Hong Kong – 2.5%
AIA Group Ltd.	105,965	798,112
Bank of East Asia Ltd.	59,000	88,117
Cafe de Coral Holdings Ltd.	130,000	122,643
Cathay Pacific Airways Ltd.	468,000	623,174
CK Asset Holdings Ltd.	141,500	571,980
CK Infrastructure Holdings Ltd.	77,500	464,185
CLP Holdings Ltd.	109,000	888,218
CTF Services Ltd.	251,000	231,634
DFI Retail Group Holdings Ltd., Registered Shares	63,100	150,809
Hang Lung Group Ltd.	102,000	149,979
Hang Seng Bank Ltd.	37,000	501,240
HKT Trust & HKT Ltd.	401,000	536,020
Hong Kong & China Gas Co. Ltd.	652,570	561,121
Hong Kong Exchanges & Clearing Ltd.	8,929	395,707
Hongkong Land Holdings Ltd.	83,600	361,152
Hutchison Telecommunications Hong Kong Holdings Ltd.	928,000	114,505
Jardine Matheson Holdings Ltd.	11,500	487,140
Johnson Electric Holdings Ltd.	64,000	128,818
Link REIT	109,073	510,296
Luk Fook Holdings International Ltd.	65,000	127,823
Man Wah Holdings Ltd.	173,600	100,184
MTR Corp. Ltd.	176,553	577,519
Nissin Foods Co. Ltd.(b)	107,000	84,029
Pacific Basin Shipping Ltd.	295,000	65,595
PCCW Ltd.	477,000	296,734
Power Assets Holdings Ltd.	79,500	476,164
SmarTone Telecommunications Holdings Ltd.	300,000	166,960
Stella International Holdings Ltd.	72,000	160,282
Sun Hung Kai Properties Ltd.	74,000	702,878
Swire Pacific Ltd., Class B	185,000	257,278
Swire Pacific Ltd., Class A	38,500	339,460
Tam Jai International Co. Ltd.	282,000	53,643
Techtronic Industries Co. Ltd.	32,500	389,526
United Laboratories International Holdings Ltd.	122,000	229,251
Investments	Shares	Value
VTech Holdings Ltd.	26,900	$197,420
WH Group Ltd.(a)	468,000	429,485
Wharf Real Estate Investment Co. Ltd.	124,000	301,541
Yue Yuen Industrial Holdings Ltd.	109,000	174,842
Total Hong Kong		12,815,464
Indonesia – 0.1%
Bumitama Agri Ltd.	211,900	139,522
First Pacific Co. Ltd.	264,000	159,819
First Resources Ltd.	106,800	139,052
Nickel Industries Ltd.	210,872	78,186
Total Indonesia		516,579
Ireland – 0.2%
AIB Group PLC	37,255	239,445
C&C Group PLC	53,699	89,551
Cairn Homes PLC	40,339	83,227
Dalata Hotel Group PLC	22,098	123,887
Glanbia PLC	7,981	87,676
Kenmare Resources PLC	9,031	44,937
Kerry Group PLC, Class A	1,666	174,203
Kingspan Group PLC	1,487	119,104
Total Ireland		962,030
Israel – 0.6%
Azrieli Group Ltd.	1,711	114,405
Bank Hapoalim BM	23,863	320,653
Bank Leumi Le-Israel BM	16,503	220,604
Bezeq The Israeli Telecommunication Corp. Ltd.	141,829	208,009
Camtek Ltd.	842	48,144
Elbit Systems Ltd.	588	224,822
Electra Real Estate Ltd.	7,381	83,990
Fox Wizel Ltd.	1,171	95,013
ICL Group Ltd.	37,385	209,547
Matrix IT Ltd.	6,879	159,436
Mediterranean Towers Ltd.	55,972	171,508
Mivne Real Estate KD Ltd.	35,421	94,289
Mizrahi Tefahot Bank Ltd.	5,472	244,459
Newmed Energy LP	65,419	219,237
Oil Refineries Ltd.	69,896	16,560
Plus500 Ltd.	1,780	63,044
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,318	165,814
Sisram Medical Ltd.(a)	150,400	92,595
Strauss Group Ltd.	8,438	176,596
Total Israel		2,928,725
Italy – 5.2%
A2A SpA	152,001	365,326
ACEA SpA	11,769	242,180
Alerion Cleanpower SpA	4,671	69,831
Amplifon SpA	923	18,619
Anima Holding SpA(a)	10,349	78,085
Arnoldo Mondadori Editore SpA	36,433	83,826
Azimut Holding SpA	4,312	119,986
See Notes to Financial Statements.

WisdomTree Trust    15

Schedule of Investments (continued) WisdomTree International Equity Fund (DWM) March 31, 2025
Investments	Shares	Value
Banca Generali SpA	2,611	$146,097
Banca IFIS SpA	4,913	113,889
Banca Mediolanum SpA	19,449	312,401
Banca Popolare di Sondrio SpA	18,490	222,099
Banco BPM SpA	43,692	441,095
BPER Banca SpA	32,433	252,596
Brembo NV	9,872	84,094
Brunello Cucinelli SpA	787	89,772
Buzzi SpA	3,196	152,662
Coca-Cola HBC AG	10,719	484,798
Credito Emiliano SpA	19,508	264,250
De’ Longhi SpA	4,237	139,410
DiaSorin SpA	500	49,419
Enav SpA(a)	40,875	161,071
Enel SpA	612,513	4,960,292
Eni SpA	137,213	2,119,215
ERG SpA	9,784	185,269
Ferrari NV	1,166	493,981
FinecoBank Banca Fineco SpA	5,938	116,707
Generali	33,840	1,183,618
Hera SpA	29,119	125,817
Industrie De Nora SpA	7,319	49,136
Infrastrutture Wireless Italiane SpA(a)	23,445	247,935
Intesa Sanpaolo SpA	1,099,938	5,624,719
Iren SpA	73,187	186,257
Italgas SpA	28,845	206,736
Italian Sea Group SpA	1,433	9,365
Maire SpA	10,696	101,963
MARR SpA	6,982	73,232
Mediobanca Banca di Credito Finanziario SpA	27,715	516,875
MFE-MediaForEurope NV, Class A	28,428	102,749
Moncler SpA	4,033	246,575
Poste Italiane SpA(a)	41,867	743,043
PRADA SpA	41,500	288,835
Prysmian SpA	4,382	238,376
RAI Way SpA(a)	17,279	108,442
Recordati Industria Chimica & Farmaceutica SpA	4,941	279,139
Rizzoli Corriere Della Sera Mediagroup SpA	127,350	138,939
Sanlorenzo SpA	3,202	99,614
Snam SpA	131,797	682,651
Technogym SpA(a)	11,105	142,868
Terna – Rete Elettrica Nazionale	50,884	459,727
UniCredit SpA	57,351	3,192,314
Unipol Assicurazioni SpA	14,191	225,645
Webuild SpA	26,704	91,383
Total Italy		27,132,923
Japan – 20.1%
77 Bank Ltd.	5,500	174,813
ABC-Mart, Inc.	7,200	134,043
ADEKA Corp.	9,000	161,836
Advan Group Co. Ltd.	13,300	76,221
Investments	Shares	Value
Advantest Corp.	4,300	$186,101
Aeon Co. Ltd.	8,900	223,184
Aeon Delight Co. Ltd.	2,300	82,901
Aica Kogyo Co. Ltd.	5,700	125,671
Aida Engineering Ltd.	28,000	167,581
Airport Facilities Co. Ltd.	26,900	110,269
Aisan Industry Co. Ltd.	8,900	124,745
AIT Corp.	9,600	108,108
Ajinomoto Co., Inc.	10,200	201,797
Alfresa Holdings Corp.	8,600	121,432
Alinco, Inc.	14,000	95,025
Amada Co. Ltd.	15,900	153,907
Amano Corp.	5,800	154,444
ANA Holdings, Inc.	4,600	84,885
Aoyama Trading Co. Ltd.	5,800	78,890
Arcs Co. Ltd.	7,000	136,124
ARE Holdings, Inc.	10,400	137,772
As One Corp.	4,000	61,990
Asahi Group Holdings Ltd.	24,300	310,697
Asahi Kasei Corp.	18,531	129,744
Asanuma Corp.	27,500	128,360
Asics Corp.	7,300	153,527
Autobacs Seven Co. Ltd.	15,300	154,391
Axial Retailing, Inc.	21,400	138,097
Azbil Corp.	7,900	60,832
AZ-COM MARUWA Holdings, Inc.	11,900	98,119
Bandai Namco Holdings, Inc.	10,100	337,972
BayCurrent, Inc.	2,200	95,185
Belluna Co. Ltd.	23,000	145,500
Bridgestone Corp.	14,800	593,326
Brother Industries Ltd.	8,100	145,924
Business Brain Showa-Ota, Inc.	8,900	151,408
Canon Marketing Japan, Inc.	5,100	173,967
Canon, Inc.	28,500	885,265
Capcom Co. Ltd.	6,100	149,461
Carta Holdings, Inc.	9,800	97,581
Casio Computer Co. Ltd.	8,800	71,882
Cawachi Ltd.	6,600	124,153
Central Japan Railway Co.	400	7,634
Charm Care Corp. KK	8,600	76,948
Chubu Electric Power Co., Inc.	16,300	176,909
Chugai Pharmaceutical Co. Ltd.	17,200	782,017
Chugoku Electric Power Co., Inc.	12,100	69,587
Chugoku Marine Paints Ltd.	7,500	105,925
Citizen Watch Co. Ltd.	17,600	104,983
Cleanup Corp.	17,600	77,090
Coca-Cola Bottlers Japan Holdings, Inc.	6,600	107,823
COMSYS Holdings Corp.	6,600	140,130
Comture Corp.	3,200	35,265
Concordia Financial Group Ltd.	23,100	151,570
Cosmo Energy Holdings Co. Ltd.	4,100	175,609
Create SD Holdings Co. Ltd.	4,100	79,730

See Notes to Financial Statements.

16    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International Equity Fund (DWM) March 31, 2025
Investments	Shares	Value
Dai Nippon Printing Co. Ltd.	5,800	$82,206
Dai Nippon Toryo Co. Ltd.	12,100	94,266
Daicel Corp.	12,300	106,722
Daido Steel Co. Ltd.	7,800	62,070
Daifuku Co. Ltd.	7,600	185,096
Dai-ichi Life Holdings, Inc.	46,932	355,584
Daiichi Sankyo Co. Ltd.	14,900	349,832
Daiichikosho Co. Ltd.	400	4,602
Daiki Aluminium Industry Co. Ltd.	15,700	104,359
Daikin Industries Ltd.	3,500	377,758
Daikyonishikawa Corp.	32,000	127,966
Daio Paper Corp.	13,000	71,546
Daishi Hokuetsu Financial Group, Inc.	6,100	128,698
Daito Trust Construction Co. Ltd.	2,600	266,277
Daiwa House Industry Co. Ltd.	12,700	419,370
Daiwa Securities Group, Inc.	19,200	127,598
Denka Co. Ltd.	6,400	91,481
Dentsu Soken, Inc.	1,800	73,184
Dip Corp.	8,200	122,501
Disco Corp.	1,000	199,913
DMG Mori Co. Ltd.	9,100	176,018
Doutor Nichires Holdings Co. Ltd.	9,100	147,448
Earth Corp.	3,200	110,847
East Japan Railway Co.	12,100	238,861
Ebara Corp.	11,900	178,890
EDION Corp.	10,500	131,724
Electric Power Development Co. Ltd.	8,500	143,921
EM Systems Co. Ltd.	14,100	74,771
ENEOS Holdings, Inc.	79,000	413,279
ES-Con Japan Ltd.	14,000	95,306
Exedy Corp.	3,800	111,555
Fast Retailing Co. Ltd.	2,400	707,129
France Bed Holdings Co. Ltd.	8,900	77,609
Fuji Corp. Ltd.	14,300	66,365
Fuji Electric Co. Ltd.	3,300	138,938
Fuji Kyuko Co. Ltd.	9,900	148,692
Fujicco Co. Ltd.	15,400	164,669
FUJIFILM Holdings Corp.	18,100	344,292
Fujikura Composites, Inc.	9,100	84,404
Fujikura Ltd.	6,400	231,023
Fujimi, Inc.	5,500	69,587
Fujitec Co. Ltd.	5,300	209,356
Fujitsu General Ltd.	5,500	101,806
Fujitsu Ltd.	21,600	426,251
Fujiya Co. Ltd.	7,100	113,617
Fukuoka Financial Group, Inc.	2,900	76,233
FULLCAST Holdings Co. Ltd.	8,200	86,310
Funai Soken Holdings, Inc.	7,300	112,375
Furuya Metal Co. Ltd.	2,900	51,721
Futaba Industrial Co. Ltd.	18,100	94,167
GLOBERIDE, Inc.	6,900	88,592
Glory Ltd.	7,100	124,680
Investments	Shares	Value
Godo Steel Ltd.	3,300	$85,292
Goldwin, Inc.	1,400	77,321
Grandy House Corp.	23,100	82,952
GS Yuasa Corp.	4,500	71,695
G-Tekt Corp.	10,800	125,882
Gunze Ltd.	10,400	183,186
Hagihara Industries, Inc.	7,600	79,131
Hagiwara Electric Holdings Co. Ltd.	4,100	90,340
Hakuhodo DY Holdings, Inc.	4,000	28,942
Hakuto Co. Ltd.	3,900	107,319
Harima Chemicals Group, Inc.	16,200	92,082
Haseko Corp.	17,900	235,211
Hazama Ando Corp.	16,500	150,722
Heiwado Co. Ltd.	5,500	93,420
Hioki EE Corp.	2,000	94,289
Hitachi Construction Machinery Co. Ltd.	8,500	224,351
Hitachi Ltd.	50,600	1,170,087
Hokuto Corp.	9,100	113,552
Honda Motor Co. Ltd.	177,400	1,592,614
Hoosiers Holdings Co. Ltd.	12,100	88,764
Horiba Ltd.	2,000	133,035
Hoshizaki Corp.	2,800	108,075
House Foods Group, Inc.	5,000	91,063
Hoya Corp.	3,100	347,853
HU Group Holdings, Inc.	6,600	121,129
Hulic Co. Ltd.	22,800	219,096
Ichibanya Co. Ltd.	19,400	120,261
Ichikoh Industries Ltd.	22,300	62,781
Idemitsu Kosan Co. Ltd.	34,155	240,506
IHI Corp.	3,100	213,936
Iino Kaiun Kaisha Ltd.	7,500	50,003
Innotech Corp.	10,700	93,019
Inpex Corp.	38,700	532,468
Isetan Mitsukoshi Holdings Ltd.	8,700	124,473
Ishihara Sangyo Kaisha Ltd.	9,100	108,562
Isuzu Motors Ltd.	26,300	354,647
Ito En Ltd.	4,600	98,343
ITOCHU Corp.	28,900	1,333,683
Itochu Enex Co. Ltd.	7,800	83,612
Itoham Yonekyu Holdings, Inc.	6,000	167,915
J Front Retailing Co. Ltd.	8,900	109,569
JAC Recruitment Co. Ltd.	18,000	97,138
Japan Airlines Co. Ltd.	12,800	218,826
Japan Airport Terminal Co. Ltd.	2,500	68,744
Japan Exchange Group, Inc.	8,800	89,889
Japan Lifeline Co. Ltd.	9,400	96,049
Japan Tobacco, Inc.	72,044	1,982,005
JCU Corp.	3,800	82,078
JDC Corp.	26,700	90,702
JFE Holdings, Inc.	26,300	321,759
Joshin Denki Co. Ltd.	8,900	126,947
JSP Corp.	8,800	120,637

See Notes to Financial Statements.

WisdomTree Trust    17

Schedule of Investments (continued) WisdomTree International Equity Fund (DWM) March 31, 2025
Investments	Shares	Value
JTEKT Corp.	7,600	$57,302
Kagome Co. Ltd.	4,000	78,574
Kakaku.com, Inc.	9,000	128,404
Kameda Seika Co. Ltd.	3,300	86,174
Kamigumi Co. Ltd.	4,500	105,142
Kaneka Corp.	4,300	109,498
Kanematsu Corp.	9,100	153,229
Kansai Electric Power Co., Inc.	17,589	208,483
Kansai Paint Co. Ltd.	4,200	59,964
Kao Corp.	7,300	315,988
Kawasaki Heavy Industries Ltd.	4,000	238,812
KDDI Corp.	89,600	1,413,743
Keihan Holdings Co. Ltd.	4,000	87,094
Keikyu Corp.	12,300	124,448
Keio Corp.	6,000	152,748
Keisei Electric Railway Co. Ltd.	8,800	79,297
Keyence Corp.	1,200	469,279
KH Neochem Co. Ltd.	9,500	159,964
Kikkoman Corp.	11,400	109,853
Kintetsu Group Holdings Co. Ltd.	2,200	46,931
Kirin Holdings Co. Ltd.	21,300	295,912
Kobe Steel Ltd.	19,900	230,219
Koei Tecmo Holdings Co. Ltd.	9,500	124,928
Komatsu Ltd.	34,400	990,547
Konami Group Corp.	1,800	211,609
Krosaki Harima Corp.	5,700	97,579
K’s Holdings Corp.	11,200	101,971
KU Holdings Co. Ltd.	10,900	80,689
Kubota Corp.	17,500	214,274
Kumiai Chemical Industry Co. Ltd.	15,000	83,055
Kurabo Industries Ltd.	3,300	131,523
Kuraray Co. Ltd.	10,500	128,670
Kureha Corp.	4,600	84,839
KYB Corp.	7,200	141,506
Kyoei Steel Ltd.	8,200	103,144
Kyokuto Boeki Kaisha Ltd.	9,600	100,468
Kyorin Pharmaceutical Co. Ltd.	13,900	139,613
Kyowa Kirin Co. Ltd.	7,000	101,719
Kyudenko Corp.	2,200	70,764
Kyushu Electric Power Co., Inc.	21,000	183,332
Kyushu Railway Co.	9,000	219,674
Lasertec Corp.	300	25,438
Life Corp.	7,600	98,240
LIKE, Inc.	9,400	93,661
Lintec Corp.	7,800	143,753
Lixil Corp.	15,200	175,592
LY Corp.	72,800	246,480
Macnica Holdings, Inc.	9,400	121,099
Makino Milling Machine Co. Ltd.	1,400	109,255
Makita Corp.	5,200	171,259
Mandom Corp.	15,300	135,054
Mani, Inc.	1,700	14,864
Investments	Shares	Value
Marubeni Corp.	57,900	$921,312
Maruha Nichiro Corp.	5,200	113,396
Marvelous, Inc.	41,900	131,691
Matching Service Japan Co. Ltd.	10,900	69,173
MatsukiyoCocokara & Co.	8,800	137,732
Mazda Motor Corp.	26,300	165,707
MEIJI Holdings Co. Ltd.	7,600	165,173
MEITEC Group Holdings, Inc.	8,200	159,898
Meiwa Corp.	19,500	90,758
Mie Kotsu Group Holdings, Inc.	21,500	72,318
Milbon Co. Ltd.	4,900	97,843
Mirarth Holdings, Inc.	34,600	117,076
MISUMI Group, Inc.	4,700	77,521
Mitsubishi Chemical Group Corp.	35,500	174,960
Mitsubishi Corp.	103,000	1,809,078
Mitsubishi Electric Corp.	33,500	609,335
Mitsubishi Estate Co. Ltd.	15,300	248,827
Mitsubishi Gas Chemical Co., Inc.	7,900	122,853
Mitsubishi Heavy Industries Ltd.	36,800	621,618
Mitsubishi Logistics Corp.	17,400	112,517
Mitsubishi Materials Corp.	4,400	71,896
Mitsubishi Motors Corp.	47,700	130,430
Mitsubishi Research Institute, Inc.	4,300	135,004
Mitsubishi Shokuhin Co. Ltd.	4,000	131,202
Mitsubishi UFJ Financial Group, Inc.	208,600	2,805,233
Mitsuboshi Belting Ltd.	6,600	164,846
Mitsui Chemicals, Inc.	5,900	131,856
Mitsui Fudosan Co. Ltd.	48,300	429,739
Mitsui Mining & Smelting Co. Ltd.	3,100	90,073
Miura Co. Ltd.	3,400	67,220
Mizuho Financial Group, Inc.	37,630	1,019,387
Mizuho Medy Co. Ltd.	3,600	36,400
Mizuno Corp.	6,300	109,199
Moriroku Co. Ltd.	5,400	73,233
MS&AD Insurance Group Holdings, Inc.	15,290	329,746
Murata Manufacturing Co. Ltd.	24,700	380,807
Nagaileben Co. Ltd.	6,600	85,490
Nagase & Co. Ltd.	4,100	72,752
Nagoya Railroad Co. Ltd.	8,900	103,736
Nakayama Steel Works Ltd.	17,900	88,578
Nankai Electric Railway Co. Ltd.	8,600	140,928
NEC Corp.	21,500	452,170
NGK Insulators Ltd.	2,900	35,595
NHK Spring Co. Ltd.	12,600	135,319
Nichicon Corp.	14,300	117,047
Nichirei Corp.	8,600	102,223
NIDEC Corp.	10,700	178,309
Nifco, Inc.	4,000	95,814
Nihon Flush Co. Ltd.	16,800	90,100
Nihon Kohden Corp.	5,000	66,989
Nihon Nohyaku Co. Ltd.	18,500	91,795
Nikkiso Co. Ltd.	14,700	125,334

See Notes to Financial Statements.

18    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International Equity Fund (DWM) March 31, 2025
Investments	Shares	Value
Nikkon Holdings Co. Ltd.	11,500	$207,022
Nikon Corp.	10,000	99,104
Nintendo Co. Ltd.	22,500	1,521,165
Nippn Corp.	10,300	149,465
Nippon Ceramic Co. Ltd.	7,400	142,022
Nippon Densetsu Kogyo Co. Ltd.	6,700	94,133
Nippon Electric Glass Co. Ltd.	6,600	153,900
Nippon Express Holdings, Inc.	10,500	190,986
Nippon Gas Co. Ltd.	9,400	140,239
Nippon Light Metal Holdings Co. Ltd.	5,200	52,855
Nippon Paint Holdings Co. Ltd.	26,800	200,901
Nippon Road Co. Ltd.	8,200	103,693
Nippon Sanso Holdings Corp.	3,100	93,576
Nippon Signal Co. Ltd.	25,600	153,217
Nippon Soda Co. Ltd.	7,100	137,831
Nippon Steel Corp.	40,900	873,850
Nippon Telegraph & Telephone Corp.	2,094,300	2,026,516
Nippon Thompson Co. Ltd.	33,200	107,899
Nippon Yakin Kogyo Co. Ltd.	2,600	72,328
Nishimatsu Construction Co. Ltd.	4,600	147,653
Nishi-Nippon Railroad Co. Ltd.	8,100	116,457
Nissan Chemical Corp.	1,800	53,492
Nisshin Oillio Group Ltd.	4,100	132,152
Nissin Foods Holdings Co. Ltd.	1,800	36,749
Niterra Co. Ltd.	8,700	263,025
Nitori Holdings Co. Ltd.	100	9,917
Nitto Denko Corp.	15,300	279,828
Nittoc Construction Co. Ltd.	18,200	125,358
Noevir Holdings Co. Ltd.	4,100	117,209
NOF Corp.	8,900	120,222
Nomura Co. Ltd.	26,500	161,084
Nomura Holdings, Inc.	27,000	163,979
Nomura Real Estate Holdings, Inc.	41,500	241,718
Nomura Research Institute Ltd.	9,100	294,286
Noritake Co. Ltd.	7,900	184,900
NS Solutions Corp.	4,100	105,118
NS United Kaiun Kaisha Ltd.	3,000	80,346
NSK Ltd.	13,600	58,023
NTN Corp.	55,300	89,714
Obayashi Corp.	26,200	347,605
Obic Co. Ltd.	5,800	167,127
Odakyu Electric Railway Co. Ltd.	9,900	97,848
Okabe Co. Ltd.	18,700	106,793
Okamoto Machine Tool Works Ltd.	3,600	90,277
Oki Electric Industry Co. Ltd.	14,300	94,097
OKUMA Corp.	3,100	70,690
Okumura Corp.	4,100	116,387
Okura Industrial Co. Ltd.	4,100	106,654
Okuwa Co. Ltd.	14,300	82,239
Olympus Corp.	7,200	93,768
Ono Pharmaceutical Co. Ltd.	20,900	223,969
Onoken Co. Ltd.	8,900	89,988
Investments	Shares	Value
Open House Group Co. Ltd.	3,600	$134,115
Oracle Corp.	3,100	324,532
Oriental Land Co. Ltd.	8,900	175,274
Osaka Gas Co. Ltd.	9,100	205,867
OSG Corp.	10,200	111,249
Otsuka Corp.	9,100	196,921
Otsuka Holdings Co. Ltd.	8,900	461,426
Pacific Industrial Co. Ltd.	12,500	114,852
Pack Corp.	3,700	83,630
PALTAC Corp.	2,700	71,842
Paramount Bed Holdings Co. Ltd.	5,000	83,055
Penta-Ocean Construction Co. Ltd.	20,900	99,399
Persol Holdings Co. Ltd.	81,500	135,107
PHC Holdings Corp.	14,300	97,635
Pigeon Corp.	6,600	81,143
Pola Orbis Holdings, Inc.	6,400	54,460
Press Kogyo Co. Ltd.	26,500	99,060
Prima Meat Packers Ltd.	8,800	130,758
Qol Holdings Co. Ltd.	8,200	99,196
Quick Co. Ltd.	6,700	85,665
Recruit Holdings Co. Ltd.	6,500	332,824
Rengo Co. Ltd.	14,500	76,825
Resona Holdings, Inc.	21,700	186,759
Resonac Holdings Corp.	5,300	105,121
Retail Partners Co. Ltd.	9,900	89,175
Ricoh Co. Ltd.	13,500	142,367
Riken Vitamin Co. Ltd.	6,700	108,381
Rinnai Corp.	4,100	94,755
Roland Corp.	4,200	105,744
Royal Holdings Co. Ltd.	5,700	97,351
Ryobi Ltd.	7,100	106,258
Ryohin Keikaku Co. Ltd.	5,800	157,508
S Foods, Inc.	5,800	96,499
Saibu Gas Holdings Co. Ltd.	8,200	93,713
Sakai Moving Service Co. Ltd.	5,100	85,057
Sakata Seed Corp.	5,200	117,360
San-Ai Obbli Co. Ltd.	9,200	105,941
Sangetsu Corp.	5,900	114,733
San-In Godo Bank Ltd.	3,000	26,020
Sankyo Co. Ltd.	15,800	229,646
Sankyu, Inc.	3,200	131,218
Sanoh Industrial Co. Ltd.	15,900	70,175
Sanrio Co. Ltd.	4,200	192,952
Santen Pharmaceutical Co. Ltd.	10,700	101,462
Sanwa Holdings Corp.	8,800	280,642
Sanyo Chemical Industries Ltd.	5,300	138,224
Sato Shoji Corp.	8,800	87,388
SBI Holdings, Inc.	3,400	90,559
SBS Holdings, Inc.	4,300	81,376
SCREEN Holdings Co. Ltd.	2,400	153,992
SCSK Corp.	9,100	224,549
Secom Co. Ltd.	6,600	224,517
See Notes to Financial Statements.

WisdomTree Trust    19

Schedule of Investments (continued) WisdomTree International Equity Fund (DWM) March 31, 2025
Investments	Shares	Value
Sega Sammy Holdings, Inc.	8,000	$153,885
Seikitokyu Kogyo Co. Ltd.	9,200	93,083
Seiko Epson Corp.	9,800	156,398
Seino Holdings Co. Ltd.	6,900	106,402
Sekisui Chemical Co. Ltd.	11,400	193,977
Sekisui House Ltd.	17,700	395,332
Seria Co. Ltd.	4,100	68,708
SG Holdings Co. Ltd.	12,500	125,050
Shimadzu Corp.	4,900	122,221
Shimojima Co. Ltd.	9,200	76,903
Shin Nippon Biomedical Laboratories Ltd.	8,800	84,210
Shindengen Electric Manufacturing Co. Ltd.	7,900	107,084
Shin-Etsu Chemical Co. Ltd.	29,900	846,973
Shin-Etsu Polymer Co. Ltd.	9,100	91,341
Shionogi & Co. Ltd.	19,900	298,886
Ship Healthcare Holdings, Inc.	4,900	65,665
SHO-BOND Holdings Co. Ltd.	3,500	111,713
Shoei Foods Corp.	3,000	82,854
Showa Sangyo Co. Ltd.	6,900	130,811
Siix Corp.	14,200	103,599
Skymark Airlines, Inc.	18,500	63,959
Socionext, Inc.	7,300	87,113
SoftBank Corp.	1,405,200	1,958,297
Sojitz Corp.	8,800	193,136
Solasto Corp.	26,100	79,937
Sompo Holdings, Inc.	8,000	241,862
Sony Group Corp.	30,500	767,905
Sotetsu Holdings, Inc.	8,700	127,353
St. Marc Holdings Co. Ltd.	10,700	165,645
Starts Corp., Inc.	6,000	157,483
Studio Alice Co. Ltd.	7,200	98,703
Subaru Corp.	21,600	382,052
Sumida Corp.	13,400	86,741
Sumitomo Bakelite Co. Ltd.	4,600	102,465
Sumitomo Corp.	42,600	960,594
Sumitomo Electric Industries Ltd.	23,200	382,581
Sumitomo Forestry Co. Ltd.	6,000	180,915
Sumitomo Heavy Industries Ltd.	6,000	122,375
Sumitomo Mitsui Construction Co. Ltd.	35,900	100,109
Sumitomo Mitsui Financial Group, Inc.	69,200	1,756,146
Sumitomo Realty & Development Co. Ltd.	5,900	220,668
Sumitomo Rubber Industries Ltd.	3,500	44,072
Sumitomo Seika Chemicals Co. Ltd.	2,600	86,933
Sun Frontier Fudousan Co. Ltd.	11,500	150,652
Sundrug Co. Ltd.	3,000	84,439
Suntory Beverage & Food Ltd.	5,100	168,750
Sun-Wa Technos Corp.	9,100	129,252
Suzuki Motor Corp.	34,000	411,529
Sysmex Corp.	7,800	147,978
Systena Corp.	37,100	89,562
T&D Holdings, Inc.	5,800	123,106
Tachi-S Co. Ltd.	13,400	153,857
Investments	Shares	Value
Taiheiyo Cement Corp.	6,600	$171,995
Takara Holdings, Inc.	13,500	103,412
Takara Standard Co. Ltd.	9,100	106,919
Takasago Thermal Engineering Co. Ltd.	3,300	122,520
Takashimaya Co. Ltd.	11,800	95,479
Takeda Pharmaceutical Co. Ltd.	45,700	1,348,630
Tama Home Co. Ltd.(b)	3,600	87,027
Tamura Corp.	24,100	81,870
TDK Corp.	24,400	252,256
TechnoPro Holdings, Inc.	5,000	110,338
Terumo Corp.	11,700	218,837
TIS, Inc.	5,400	149,282
Toagosei Co. Ltd.	9,200	86,808
Tobu Railway Co. Ltd.	4,400	75,045
Tocalo Co. Ltd.	13,200	146,529
Toho Co. Ltd.	3,300	163,345
TOKAI Holdings Corp.	18,300	120,295
Tokai Rika Co. Ltd.	7,700	115,031
Tokio Marine Holdings, Inc.	25,600	981,955
Tokushu Tokai Paper Co. Ltd.	4,800	112,505
Tokuyama Corp.	5,700	106,308
Tokyo Electron Ltd.	7,300	981,697
Tokyo Gas Co. Ltd.	8,400	267,548
Tokyo Ohka Kogyo Co. Ltd.	3,600	74,557
Tokyo Steel Manufacturing Co. Ltd.	6,800	72,256
Tokyo Tatemono Co. Ltd.	7,700	130,093
Tokyu Construction Co. Ltd.	47,700	254,226
Tokyu Fudosan Holdings Corp.	13,900	92,794
Tomoku Co. Ltd.	6,000	96,376
Topre Corp.	7,400	93,081
Topy Industries Ltd.	8,400	119,422
Toray Industries, Inc.	26,800	182,084
TOTO Ltd.	3,200	83,306
Toyo Construction Co. Ltd.	10,800	95,116
Toyo Seikan Group Holdings Ltd.	8,600	140,611
Toyo Suisan Kaisha Ltd.	3,200	188,182
Toyobo Co. Ltd.	27,300	171,971
Toyota Boshoku Corp.	12,000	159,569
Toyota Motor Corp.	355,650	6,221,616
Toyota Tsusho Corp.	30,900	515,138
Transcosmos, Inc.^	5,200	110,927
Trend Micro, Inc.	3,600	241,099
Tsubaki Nakashima Co. Ltd.	18,600	49,131
Tsumura & Co.	3,200	92,337
Tsuruha Holdings, Inc.	1,900	118,366
Ulvac, Inc.	1,500	50,996
Unicharm Corp.	9,400	74,771
United Super Markets Holdings, Inc.	26,070	143,826
UNITED, Inc.	24,100	118,614
Universal Entertainment Corp.	11,100	78,459
USS Co. Ltd.	15,100	140,509
Valor Holdings Co. Ltd.	8,000	127,859

See Notes to Financial Statements.

20    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International Equity Fund (DWM) March 31, 2025
Investments	Shares	Value
Valqua Ltd.	4,200	$87,207
ValueCommerce Co. Ltd.	9,800	53,607
Vector, Inc.	11,000	74,000
VT Holdings Co. Ltd.	35,900	119,795
Wacoal Holdings Corp.	5,900	200,941
Warabeya Nichiyo Holdings Co. Ltd.	4,900	70,482
WDB Holdings Co. Ltd.	6,800	84,079
Wellneo Sugar Co. Ltd.	7,600	118,416
West Japan Railway Co.	10,600	206,733
Will Group, Inc.	14,600	92,751
WIN-Partners Co. Ltd.	9,100	80,631
World Holdings Co. Ltd.	8,500	119,707
Yakult Honsha Co. Ltd.	6,100	116,399
Yamaguchi Financial Group, Inc.	11,600	136,293
Yamaha Motor Co. Ltd.	30,900	246,307
Yokogawa Bridge Holdings Corp.	6,200	104,066
Yokogawa Electric Corp.	6,600	127,684
Yokohama Rubber Co. Ltd.	7,300	168,026
Yokorei Co. Ltd.	22,600	128,007
Yondoshi Holdings, Inc.	7,300	89,969
Yutaka Giken Co. Ltd.	5,700	80,312
Zacros Corp.	3,400	92,537
Zenrin Co. Ltd.	19,000	134,807
Zensho Holdings Co. Ltd.	1,400	75,374
Zeon Corp.	9,200	91,975
Zojirushi Corp.	7,200	72,029
ZOZO, Inc.	20,400	195,487
Total Japan		104,624,122
Jordan – 0.0%
Hikma Pharmaceuticals PLC	6,870	172,827
Luxembourg – 0.0%
Eurofins Scientific SE	2,040	108,462
Macau – 0.1%
Galaxy Entertainment Group Ltd.	53,000	207,087
Wynn Macau Ltd.	123,200	88,200
Total Macau		295,287
Netherlands – 2.4%
Aalberts NV	4,656	156,918
Acomo NV	5,883	135,993
Aegon Ltd.	19,995	130,672
Akzo Nobel NV	3,640	222,862
ASM International NV	303	135,961
ASML Holding NV	2,474	1,619,484
BE Semiconductor Industries NV	2,068	212,708
Brunel International NV	10,073	102,933
CTP NV(a)	13,927	249,128
Euronext NV(a)	1,645	237,575
Heineken Holding NV	6,043	436,700
Heineken NV	8,438	687,068
IMCD NV	1,024	135,666
ING Groep NV	195,520	3,799,503
Investments	Shares	Value
JDE Peet’s NV	8,518	$186,047
Koninklijke Ahold Delhaize NV	25,153	939,005
Koninklijke BAM Groep NV	13,279	73,800
Koninklijke Heijmans NV	3,035	127,530
Koninklijke KPN NV	169,061	715,322
Koninklijke Vopak NV	5,154	223,251
PostNL NV	62,900	67,401
SBM Offshore NV	8,136	173,046
Sligro Food Group NV	6,563	74,580
Universal Music Group NV	26,345	723,684
Wereldhave NV	5,925	102,403
Wolters Kluwer NV	4,006	621,181
Total Netherlands		12,290,421
Nigeria – 0.1%
Airtel Africa PLC(a)	145,020	309,978
Norway – 2.4%
AF Gruppen ASA	6,181	81,790
Aker ASA, Class A	5,311	313,579
Aker Solutions ASA	23,900	76,501
Avance Gas Holding Ltd.(a)	9,471	9,206
Borregaard ASA	4,850	78,818
Bouvet ASA	17,644	125,279
DNB Bank ASA	60,039	1,570,128
Equinor ASA	170,767	4,516,925
Europris ASA(a)	14,775	117,881
Frontline PLC	14,749	215,187
Golden Ocean Group Ltd.	14,800	118,320
Hoegh Autoliners ASA	23,868	173,210
Klaveness Combination Carriers ASA(a)	10,615	62,674
Kongsberg Gruppen ASA	3,463	504,592
Leroy Seafood Group ASA	29,683	138,685
Mowi ASA	13,641	251,982
MPC Container Ships ASA	53,200	80,345
Odfjell Drilling Ltd.	20,555	113,364
Odfjell SE, Class A	8,333	71,349
Orkla ASA	32,735	358,279
Panoro Energy ASA	38,039	99,479
Rana Gruber ASA	12,130	78,183
Salmar ASA	5,959	285,091
Schibsted ASA, Class A	2,420	65,194
SpareBank 1 Nord Norge	8,371	112,978
SpareBank 1 Oestlandet	7,022	109,623
SpareBank 1 Sor-Norge ASA	6,199	99,682
Sparebanken Vest	6,460	84,378
Stolt-Nielsen Ltd.	5,642	131,481
Storebrand ASA	8,556	108,020
Telenor ASA	98,936	1,413,418
TGS ASA	14,835	139,624
Var Energi ASA	183,816	591,686
Wallenius Wilhelmsen ASA	42,216	291,334
Total Norway		12,588,265

See Notes to Financial Statements.

WisdomTree Trust    21

Schedule of Investments (continued) WisdomTree International Equity Fund (DWM) March 31, 2025
Investments	Shares	Value
Portugal – 0.4%
Altri SGPS SA	15,808	$101,943
CTT-Correios de Portugal SA	16,251	131,306
EDP SA	152,175	511,549
Galp Energia SGPS SA	19,137	335,503
Jeronimo Martins SGPS SA	17,004	360,008
Navigator Co. SA	31,364	110,921
NOS SGPS SA	65,135	309,931
Semapa-Sociedade de Investimento & Gestao	10,252	169,214
Total Portugal		2,030,375
Singapore – 2.8%
Bukit Sembawang Estates Ltd.	27,600	74,539
BW LPG Ltd.(a)	15,874	171,779
CapitaLand Investment Ltd.	179,000	364,898
China Aviation Oil Singapore Corp. Ltd.	113,200	71,587
City Developments Ltd.	38,700	144,250
ComfortDelGro Corp. Ltd.	145,100	157,612
DBS Group Holdings Ltd.	122,683	4,241,559
Delfi Ltd.	131,200	75,161
Digital Core REIT Management Pte. Ltd.	133,100	70,543
Genting Singapore Ltd.	332,400	185,477
Hafnia Ltd.	65,872	270,125
Keppel Infrastructure Trust	190,520	60,242
Keppel Ltd.	58,800	301,852
Oversea-Chinese Banking Corp. Ltd.	195,695	2,518,803
Riverstone Holdings Ltd.	134,800	93,270
Sembcorp Industries Ltd.	40,900	192,922
Sheng Siong Group Ltd.	123,100	150,200
SIA Engineering Co. Ltd.	108,200	175,490
Singapore Airlines Ltd.	220,900	1,115,922
Singapore Exchange Ltd.	9,000	89,525
Singapore Technologies Engineering Ltd.	98,356	496,866
Singapore Telecommunications Ltd.	474,300	1,210,363
StarHub Ltd.	127,700	112,109
UMS Integration Ltd.	99,100	81,840
United Overseas Bank Ltd.	66,101	1,873,214
UOL Group Ltd.	29,300	128,832
Venture Corp. Ltd.	14,400	132,312
Total Singapore		14,561,292
South Africa – 0.0%
Pan African Resources PLC	190,179	104,204
Spain – 5.8%
Acciona SA	1,548	201,996
ACS Actividades de Construccion y Servicios SA	11,487	654,536
Aedas Homes SA(a)	6,000	169,808
Aena SME SA(a)	5,339	1,249,174
Amadeus IT Group SA	7,986	608,167
Atresmedia Corp. de Medios de Comunicacion SA	36,416	203,763
Banco Bilbao Vizcaya Argentaria SA	367,744	4,983,342
Investments	Shares	Value
Banco de Sabadell SA	94,221	$262,688
Banco Santander SA	522,047	3,494,020
Bankinter SA	14,799	163,775
CaixaBank SA	412,564	3,197,106
Cellnex Telecom SA(a)	2,770	98,232
CIE Automotive SA(b)	5,156	125,314
Endesa SA	49,302	1,304,773
Faes Farma SA	27,988	118,663
Fluidra SA	4,905	114,763
Gestamp Automocion SA(a)	31,577	88,344
Grupo Catalana Occidente SA	4,632	245,421
Iberdrola SA	265,468	4,284,175
Industria de Diseno Textil SA	77,971	3,861,685
Laboratorios Farmaceuticos Rovi SA	683	37,996
Logista Integral SA	8,519	270,361
Merlin Properties Socimi SA	36,288	386,299
Naturgy Energy Group SA	38,970	1,082,694
Prosegur Cia de Seguridad SA	49,264	111,485
Redeia Corp. SA	15,638	313,519
Repsol SA	63,675	846,016
Sacyr SA	49,884	173,078
Telefonica SA	277,293	1,304,163
Total Spain		29,955,356
Sweden – 4.0%
AAK AB	4,401	122,675
AddTech AB, Class B	3,690	107,558
AFRY AB	5,978	113,489
Alfa Laval AB	6,117	261,180
Alleima AB	11,848	98,840
Arjo AB, Class B	21,583	79,584
Assa Abloy AB, Class B	15,306	456,966
Atlas Copco AB, Class B	27,925	390,168
Atlas Copco AB, Class A	51,388	815,447
Atrium Ljungberg AB, Class B	3,796	62,504
Axfood AB	9,165	206,017
Beijer Alma AB	4,336	84,000
Beijer Ref AB	5,302	74,211
BioGaia AB, Class B	9,444	103,512
Bravida Holding AB(a)	13,240	119,613
Catena AB	2,076	89,900
Cloetta AB, Class B	46,246	130,565
Coor Service Management Holding AB(a)	21,077	72,683
Dometic Group AB(a)	20,641	87,577
Elekta AB, Class B	16,290	85,220
Epiroc AB, Class A	12,634	252,929
Epiroc AB, Class B	3,829	67,088
EQT AB	5,972	180,853
Essity AB, Class B	16,503	468,881
Evolution AB(a)	5,127	380,757
Fabege AB	13,055	105,920
Getinge AB, Class B	5,934	127,481

See Notes to Financial Statements.

22    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International Equity Fund (DWM) March 31, 2025
Investments	Shares	Value
Granges AB	6,592	$74,746
H & M Hennes & Mauritz AB, Class B(b)	35,205	462,094
Heba Fastighets AB, Class B	28,846	76,099
Hexagon AB, Class B	29,563	313,874
Hexpol AB	21,506	187,333
HMS Networks AB	2,086	91,663
Holmen AB, Class B	4,415	174,576
Hufvudstaden AB, Class A	16,536	186,512
Indutrade AB	4,861	134,045
Investment AB Latour, Class B	8,555	231,907
Inwido AB	4,317	86,468
JM AB	4,264	61,126
Lifco AB, Class B	6,926	244,631
Lindab International AB	4,102	79,303
Loomis AB	3,732	150,987
Mycronic AB	3,002	125,518
NCC AB, Class B	8,257	156,261
New Wave Group AB, Class B	7,019	69,630
Nolato AB, Class B	15,208	86,221
Nordnet AB publ	7,216	166,660
Peab AB, Class B	24,278	185,255
Platzer Fastigheter Holding AB, Class B	16,177	120,300
Saab AB, Class B	7,421	290,816
Sagax AB, Class B	5,869	123,046
Sandvik AB	21,113	441,382
Scandi Standard AB	9,618	77,173
Sectra AB, Class B	2,663	63,453
Skandinaviska Enskilda Banken AB, Class A(b)	48,271	790,493
Skandinaviska Enskilda Banken AB, Class C	15,176	254,719
Skanska AB, Class B	11,438	251,531
SKF AB, Class B	8,618	173,474
SkiStar AB	5,842	94,739
SSAB AB, Class B	59,400	360,122
SSAB AB, Class A	25,444	157,044
Svenska Cellulosa AB SCA, Class B	14,345	188,861
Svenska Handelsbanken AB, Class A(b)	62,493	703,933
Sweco AB, Class B	7,885	141,136
Swedbank AB, Class A	54,146	1,228,447
Systemair AB	9,876	72,951
Tele2 AB, Class B	44,788	604,376
Telefonaktiebolaget LM Ericsson, Class B	71,112	549,918
Telia Co. AB	168,843	609,980
Thule Group AB(a)	5,268	151,037
Trelleborg AB, Class B	5,913	218,858
Troax Group AB	3,919	68,196
Vitec Software Group AB, Class B	2,505	136,034
Volvo AB, Class A	29,739	865,664
Volvo AB, Class B	105,256	3,072,250
Wallenstam AB, Class B	16,436	70,488
Wihlborgs Fastigheter AB	18,140	178,328
Total Sweden		20,549,276
Investments	Shares	Value
Switzerland – 3.5%
ABB Ltd., Registered Shares	41,481	$2,120,114
Accelleron Industries AG	3,982	183,539
Allreal Holding AG, Registered Shares	752	156,222
Baloise Holding AG, Registered Shares	835	174,786
Belimo Holding AG, Registered Shares	172	105,173
BKW AG	1,111	194,135
Cie Financiere Richemont SA, Class A, Registered Shares	7,198	1,244,345
Clariant AG, Registered Shares	7,259	78,149
DKSH Holding AG	1,050	79,751
DSM-Firmenich AG	3,395	335,043
EFG International AG	5,799	85,994
Flughafen Zurich AG, Registered Shares	702	165,989
Galenica AG(a)	1,351	121,395
Geberit AG, Registered Shares	628	390,393
Georg Fischer AG, Registered Shares	2,614	189,679
Givaudan SA, Registered Shares	116	497,958
Helvetia Holding AG, Registered Shares	694	143,310
Kuehne & Nagel International AG, Registered Shares	3,324	764,548
Logitech International SA, Registered Shares	2,199	183,724
Lonza Group AG, Registered Shares	360	220,618
OC Oerlikon Corp. AG, Registered Shares	18,862	85,532
Partners Group Holding AG	305	429,534
PSP Swiss Property AG, Registered Shares	1,407	219,777
Sandoz Group AG	2,903	121,534
Schindler Holding AG, Participation Certificate	937	292,088
Schindler Holding AG, Registered Shares	699	210,944
SFS Group AG	1,416	177,970
SGS SA, Registered Shares	6,161	612,235
SIG Group AG	6,684	123,217
Sika AG, Registered Shares	1,169	281,696
Sonova Holding AG, Registered Shares	656	190,183
Straumann Holding AG, Registered Shares	835	99,992
Sulzer AG, Registered Shares	1,943	328,976
Swiss Life Holding AG, Registered Shares	922	836,808
Swiss Prime Site AG, Registered Shares	2,590	317,914
Swisscom AG, Registered Shares	1,632	939,818
Temenos AG, Registered Shares	1,254	96,521
UBS Group AG, Registered Shares	38,455	1,167,885
VAT Group AG(a)	510	181,461
Vontobel Holding AG, Registered Shares	1,764	127,802
Zurich Insurance Group AG	5,864	4,076,134
Total Switzerland		18,352,886
United Kingdom – 11.7%
4imprint Group PLC	1,846	88,161
AG Barr PLC	9,694	76,827
Ashtead Group PLC	5,205	278,543
Associated British Foods PLC	17,270	425,763
Assura PLC	163,037	97,265
See Notes to Financial Statements.

WisdomTree Trust    23

Schedule of Investments (continued) WisdomTree International Equity Fund (DWM) March 31, 2025
Investments	Shares	Value
AstraZeneca PLC	29,104	$4,227,678
Auto Trader Group PLC(a)	16,365	157,198
B&M European Value Retail SA	65,490	220,119
BAE Systems PLC	56,083	1,128,909
Bakkavor Group PLC(a)	38,092	87,518
Balfour Beatty PLC	17,005	95,260
Barclays PLC	253,386	941,273
Barratt Redrow PLC	40,486	220,996
Begbies Traynor Group PLC	47,853	60,902
Bellway PLC	3,951	120,660
Berkeley Group Holdings PLC	2,455	113,570
Big Yellow Group PLC	6,201	74,597
Bodycote PLC	15,306	109,845
British American Tobacco PLC	128,735	5,287,363
British Land Co. PLC	43,874	209,193
BT Group PLC	384,056	822,152
Bunzl PLC	6,415	245,590
Bytes Technology Group PLC	12,227	76,543
Centrica PLC	116,536	224,651
CK Hutchison Holdings Ltd.	145,000	815,361
Coats Group PLC	59,760	60,937
Compass Group PLC	28,612	942,847
Computacenter PLC	4,404	138,928
ConvaTec Group PLC(a)	50,765	168,530
Cranswick PLC	2,223	140,741
Croda International PLC	3,585	135,257
DCC PLC	2,831	188,004
Derwent London PLC	3,733	88,947
Diageo PLC	44,011	1,144,382
Diploma PLC	3,430	170,273
Domino’s Pizza Group PLC	19,187	70,235
Dr. Martens PLC	93,939	61,778
Drax Group PLC	17,458	131,936
Dunelm Group PLC	14,526	166,589
easyJet PLC	11,290	64,455
Elementis PLC	38,332	64,023
Empiric Student Property PLC	77,276	85,082
Fevertree Drinks PLC	8,185	85,733
Firstgroup PLC	46,651	93,935
Games Workshop Group PLC	1,350	243,778
Genus PLC	2,582	62,122
Grainger PLC	32,922	86,476
Great Portland Estates PLC	24,495	94,060
Greggs PLC	4,772	107,051
Halma PLC	4,049	134,890
Hammerson PLC	31,960	101,811
Harbour Energy PLC	22,971	62,354
Helical PLC	20,525	52,191
Hill & Smith PLC	3,387	76,331
Hilton Food Group PLC	6,670	70,941
Hollywood Bowl Group PLC	31,339	109,015
Howden Joinery Group PLC	17,387	161,360
Investments	Shares	Value
HSBC Holdings PLC	1,144,514	$12,909,969
IMI PLC	7,230	176,097
Imperial Brands PLC	54,049	1,998,732
Inchcape PLC	17,721	153,252
Informa PLC	29,527	293,234
InterContinental Hotels Group PLC	2,927	311,763
International Consolidated Airlines Group SA	45,600	153,502
Intertek Group PLC	3,324	214,737
ITV PLC	246,572	250,950
J Sainsbury PLC	77,204	234,379
James Halstead PLC	42,461	78,373
JD Sports Fashion PLC	40,019	35,073
JET2 PLC	5,070	81,081
Johnson Matthey PLC	7,403	126,514
Kainos Group PLC	8,048	68,976
Kingfisher PLC	67,187	219,666
Land Securities Group PLC	33,510	237,892
Lloyds Banking Group PLC	1,273,516	1,184,845
London Stock Exchange Group PLC	2,149	317,880
LondonMetric Property PLC	86,992	205,931
Marks & Spencer Group PLC	31,164	143,000
Melrose Industries PLC	16,895	103,606
Midwich Group PLC	21,073	56,032
Mitie Group PLC	82,645	122,462
MONY Group PLC	48,772	126,283
Morgan Advanced Materials PLC	24,308	63,849
Morgan Sindall Group PLC	3,802	161,945
MP Evans Group PLC	6,657	86,785
National Grid PLC	183,168	2,386,702
NatWest Group PLC	200,236	1,167,699
Next PLC	2,787	398,763
Pearson PLC	14,579	229,201
Pennon Group PLC	35,300	204,124
Persimmon PLC	13,050	200,700
Pets at Home Group PLC	23,671	66,117
Primary Health Properties PLC	130,827	158,395
QinetiQ Group PLC	12,296	61,294
Reach PLC	103,210	94,851
Reckitt Benckiser Group PLC	18,419	1,243,398
RELX PLC	33,606	1,679,990
Renishaw PLC	2,803	92,258
Ricardo PLC	12,839	41,596
Rotork PLC	37,769	152,784
RS Group PLC	10,970	79,506
Safestore Holdings PLC	6,127	48,558
Sage Group PLC	13,591	211,739
Savills PLC	6,895	84,992
Segro PLC	31,189	278,097
Senior PLC	40,246	77,298
Serco Group PLC	45,475	92,389
Severn Trent PLC	8,702	284,285
Smiths Group PLC	12,643	315,119

See Notes to Financial Statements.

24    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International Equity Fund (DWM) March 31, 2025
Investments	Shares	Value
Softcat PLC	6,044	$123,339
Spectris PLC	2,989	89,430
Spire Healthcare Group PLC(a)	2,067	4,733
SSE PLC	43,614	897,339
SSP Group PLC	37,818	73,172
Standard Chartered PLC	24,731	363,746
SThree PLC	20,433	69,495
Subsea 7 SA	7,509	119,464
Tate & Lyle PLC	8,814	58,874
Taylor Wimpey PLC	198,897	277,521
Telecom Plus PLC	6,113	137,292
Tesco PLC	188,683	809,292
TORM PLC, Class A(b)	9,872	161,229
Travis Perkins PLC	6,723	47,727
Unilever PLC	78,284	4,658,180
Unite Group PLC	19,451	204,366
United Utilities Group PLC	22,752	296,168
Victrex PLC	11,144	127,156
Weir Group PLC	5,070	151,823
WH Smith PLC	8,149	106,656
Whitbread PLC	3,944	124,672
Workspace Group PLC	18,967	101,599
WPP PLC	39,215	294,185
Young & Co.’s Brewery PLC, Class A	8,626	82,837
Zigup PLC	24,639	93,500
Total United Kingdom		60,811,387
United States – 8.6%
Alcon, Inc.	1,281	120,491
BP PLC	579,297	3,260,842
CSL Ltd.	4,169	647,608
Experian PLC	10,026	461,737
Ferrovial SE	13,239	588,906
GSK PLC	107,227	2,023,456
Haleon PLC	88,613	447,558
Holcim AG, Registered Shares	21,770	2,325,250
Nestle SA, Registered Shares	56,502	5,705,441
Novartis AG, Registered Shares	74,790	8,270,646
Reliance Worldwide Corp. Ltd.	34,631	96,464
Roche Holding AG, Bearer Shares	2,752	953,052
Roche Holding AG	15,288	5,019,682
Sanofi SA	31,106	3,424,585
Schneider Electric SE	10,746	2,446,351
Shell PLC	161,611	5,892,936
Signify NV(a)	6,435	138,605
Swiss Re AG	12,467	2,113,648
Tenaris SA	28,316	552,401
Total United States		44,489,659
TOTAL COMMON STOCKS (Cost: $389,060,137)		513,304,304
Investments	Shares	Value
RIGHTS – 0.0%
Belgium – 0.0%
Elia Group SA^ (Cost: $0)	1,880	$9,162
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(c) (Cost: $359,460)	359,460	359,460
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
United States – 0.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c) (Cost: $1,688,728)	1,688,728	1,688,728
TOTAL INVESTMENTS IN SECURITIES – 99.2% (Cost: $391,108,325)		515,361,654
Other Assets less Liabilities – 0.8%		4,266,509
NET ASSETS – 100.0%		$519,628,163

^     Non-income producing security.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at March 31, 2025 (See Note 2). At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,346,966 and the total market value of the collateral held by the Fund was $2,520,843. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $832,115.

(c)   Rate shown represents annualized 7-day yield as of March 31, 2025.

CURRENCY ABBREVIATIONS:
EUR	Euro
USD	United States dollar
ABBREVIATIONS:
CVA	Certificaten van Aandelen (Certificate of Stock)

See Notes to Financial Statements.

WisdomTree Trust    25

Schedule of Investments (concluded) WisdomTree International Equity Fund (DWM) March 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	4/1/2025	270,628	USD	250,000	EUR	$577	$—

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$513,304,304	$—	$—	$513,304,304
Rights	9,162	—	—	9,162
Mutual Fund	—	359,460	—	359,460
Investment of Cash Collateral for Securities Loaned	—	1,688,728	—	1,688,728
Total Investments in Securities	$513,313,466	$2,048,188	$—	$515,361,654
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$577	$—	$577
Total – Net	$513,313,466	$2,048,765	$—	$515,362,231

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

26    WisdomTree Trust

Schedule of Investments WisdomTree International High Dividend Fund (DTH) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 98.9%
Australia – 9.4%
Accent Group Ltd.	122,013	$136,478
Adairs Ltd.	46,256	60,820
AGL Energy Ltd.	62,154	407,453
Ampol Ltd.	22,135	323,042
ANZ Group Holdings Ltd.	83,379	1,511,447
APA Group	175,689	864,897
Aurizon Holdings Ltd.	149,509	288,816
Bendigo & Adelaide Bank Ltd.	10,805	71,573
BHP Group Ltd.	218,027	5,189,987
Cedar Woods Properties Ltd.	22,082	71,416
Centuria Capital Group	154,436	153,017
Coles Group Ltd.	80,854	984,003
Cromwell Property Group	590,815	136,222
Dalrymple Bay Infrastructure Ltd.	107,998	259,101
Dexus	102,125	450,565
Dicker Data Ltd.	33,302	173,488
Elders Ltd.	32,585	136,249
Endeavour Group Ltd.	117,218	280,490
Fortescue Ltd.	272,305	2,608,087
GPT Group	121,236	329,390
GR Engineering Services Ltd.	50,902	91,987
Growthpoint Properties Australia Ltd.	117,168	165,010
GWA Group Ltd.	77,197	112,085
Harvey Norman Holdings Ltd.	101,535	316,358
Inghams Group Ltd.	106,784	208,278
IPH Ltd.	57,592	162,934
Lycopodium Ltd.	12,382	82,097
Medibank Pvt Ltd.	34,203	94,632
Metcash Ltd.	142,236	280,085
Mirvac Group	275,442	358,731
Monadelphous Group Ltd.	20,937	200,009
Monash IVF Group Ltd.	123,734	87,514
Myer Holdings Ltd.	239,417	96,975
National Australia Bank Ltd.	63,365	1,343,310
New Hope Corp. Ltd.	101,379	234,377
Nick Scali Ltd.	18,993	187,119
NRW Holdings Ltd.	81,943	140,423
Origin Energy Ltd.	149,114	978,452
Perenti Ltd.	229,672	191,065
Premier Investments Ltd.	12,758	158,446
QBE Insurance Group Ltd.	15,792	215,513
Rio Tinto Ltd.	20,035	1,441,871
Rio Tinto PLC	72,164	4,272,129
Santos Ltd.	207,271	860,212
Scentre Group	282,761	592,040
SG Fleet Group Ltd.	88,896	192,223
SmartGroup Corp. Ltd.	34,527	158,354
SRG Global Ltd.(a)	140,287	103,155
Stanmore Resources Ltd.	121,069	159,942
Stockland	147,163	449,353
Investments	Shares	Value
Suncorp Group Ltd.	15,473	$185,416
Super Retail Group Ltd.	21,653	174,195
Telstra Group Ltd.	742,442	1,947,768
Transurban Group	146,224	1,220,090
Universal Store Holdings Ltd.	19,723	94,882
Ventia Services Group Pty. Ltd.	89,113	223,234
Vicinity Ltd.	322,616	442,284
Viva Energy Group Ltd.(b)	150,109	159,486
Waypoint REIT Ltd.	127,196	187,851
Westpac Banking Corp.	75,395	1,483,234
Total Australia		34,489,660
Austria – 0.8%
ANDRITZ AG	7,821	436,774
BAWAG Group AG(b)	1,408	144,488
Erste Group Bank AG	6,554	451,114
Mondi PLC	26,431	391,479
Oesterreichische Post AG	9,413	317,748
Schoeller-Bleckmann Oilfield Equipment AG	4,550	174,234
Telekom Austria AG	54,247	506,284
Verbund AG	8,364	591,327
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,268	99,588
Total Austria		3,113,036
Belgium – 0.8%
Aedifica SA	6,065	409,136
Ageas SA	3,658	218,709
Bekaert SA	6,702	239,483
Cofinimmo SA	5,273	347,735
KBC Group NV	5,456	495,060
Melexis NV	3,945	220,740
Solvay SA	11,906	421,836
Warehouses De Pauw CVA	15,788	373,828
Xior Student Housing NV	6,293	186,937
Total Belgium		2,913,464
China – 0.8%
BOC Hong Kong Holdings Ltd.	475,047	1,917,211
VSTECS Holdings Ltd.(a)	328,000	280,771
Wilmar International Ltd.	341,300	850,647
Total China		3,048,629
Denmark – 0.2%
Danske Bank AS	10,889	354,889
Tryg AS	8,606	204,475
Total Denmark		559,364
Finland – 2.3%
Elisa OYJ	14,860	723,614
Fortum OYJ	72,215	1,178,681
Kesko OYJ, Class B	20,196	411,554
Nokian Renkaat OYJ	23,781	166,049
Nordea Bank Abp	265,121	3,370,738
Outokumpu OYJ	74,597	279,612

See Notes to Financial Statements.

WisdomTree Trust    27

Schedule of Investments (continued) WisdomTree International High Dividend Fund (DTH) March 31, 2025
Investments	Shares	Value
Puuilo OYJ	19,411	$238,404
Sampo OYJ, Class A	31,978	305,702
TietoEVRY OYJ	18,905	326,535
Tokmanni Group Corp.	17,068	233,595
UPM-Kymmene OYJ	28,876	770,439
Valmet OYJ	15,282	411,865
Total Finland		8,416,788
France – 10.7%
Amundi SA(b)	3,903	303,554
Arkema SA	4,428	336,732
AXA SA	126,991	5,404,725
Bouygues SA	25,283	994,383
Carrefour SA	43,459	620,605
Cie des Alpes	12,466	198,216
Coface SA	4,982	95,200
Covivio SA	8,582	480,201
Credit Agricole SA	204,756	3,710,253
Eiffage SA	5,535	641,238
Engie SA	297,452	5,794,787
Etablissements Maurel & Prom SA	36,795	192,768
FDJ UNITED(b)	15,848	497,479
Forvia SE	25,982	210,830
Gecina SA	4,784	448,813
Imerys SA	8,431	272,669
Klepierre SA	27,239	909,777
Manitou BF SA	10,556	204,107
Mersen SA	6,576	130,276
Metropole Television SA	24,533	367,298
Opmobility	23,917	235,487
Orange SA	176,256	2,283,750
Renault SA	15,544	781,604
Rexel SA	18,565	496,936
Rubis SCA	16,065	451,883
Societe BIC SA	4,926	333,099
Societe Generale SA	9,547	426,842
Television Francaise 1 SA	30,850	298,918
TotalEnergies SE	111,169	7,164,260
Veolia Environnement SA	31,952	1,095,838
Verallia SA(b)	14,480	447,341
Vicat SACA	7,222	387,720
Vinci SA	23,883	3,000,357
Wendel SE	841	80,852
Total France		39,298,798
Germany – 5.2%
Allianz SE, Registered Shares	19,197	7,301,360
Daimler Truck Holding AG	40,505	1,624,131
Deutsche Lufthansa AG, Registered Shares	67,026	484,801
Deutsche Post AG, Registered Shares	54,442	2,321,751
DWS Group GmbH & Co. KGaA(b)	3,588	195,144
E.ON SE	156,781	2,364,195
Investments	Shares	Value
Evonik Industries AG	42,482	$914,799
Freenet AG	15,015	571,565
Hamborner REIT AG	22,721	147,014
HochTief AG	3,945	669,038
Indus Holding AG	7,150	188,066
SAF-Holland SE	12,890	226,679
Sirius Real Estate Ltd.	237,295	258,814
Sixt SE	3,320	283,853
Suedzucker AG(a)	34,206	424,548
Traton SE	26,319	884,167
Wacker Neuson SE	14,162	318,959
Total Germany		19,178,884
Hong Kong – 4.5%
Cafe de Coral Holdings Ltd.	228,000	215,097
Cathay Pacific Airways Ltd.	776,000	1,033,297
CK Asset Holdings Ltd.	226,500	915,572
CK Infrastructure Holdings Ltd.	112,000	670,822
CLP Holdings Ltd.	167,000	1,360,847
CTF Services Ltd.	429,000	395,900
Dream International Ltd.	162,000	130,345
Hang Lung Group Ltd.	252,000	370,536
Hang Seng Bank Ltd.	23,200	314,291
HKT Trust & HKT Ltd.	634,000	847,474
Hong Kong & China Gas Co. Ltd.	1,106,000	951,010
Hongkong Land Holdings Ltd.	140,500	606,960
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,284,000	158,431
Jardine Matheson Holdings Ltd.	18,100	766,716
Johnson Electric Holdings Ltd.	178,000	358,274
Link REIT	152,350	712,767
Luk Fook Holdings International Ltd.	134,000	263,512
Man Wah Holdings Ltd.	387,200	223,453
MTR Corp. Ltd.	289,000	945,343
PCCW Ltd.	854,000	531,260
Power Assets Holdings Ltd.	120,518	721,841
SmarTone Telecommunications Holdings Ltd.	177,000	98,506
Stella International Holdings Ltd.	166,000	369,538
Sun Hung Kai Properties Ltd.	118,000	1,120,805
Swire Pacific Ltd., Class B	352,500	490,219
United Laboratories International Holdings Ltd.	204,000	383,337
VTech Holdings Ltd.	38,400	281,819
WH Group Ltd.(b)	782,000	717,643
Wharf Real Estate Investment Co. Ltd.	186,000	452,312
Yue Yuen Industrial Holdings Ltd.	172,000	275,897
Total Hong Kong		16,683,824
Indonesia – 0.2%
First Pacific Co. Ltd.	552,000	334,167
First Resources Ltd.	202,200	263,261
Nickel Industries Ltd.	396,904	147,162
Total Indonesia		744,590
See Notes to Financial Statements.

28    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International High Dividend Fund (DTH) March 31, 2025
Investments	Shares	Value
Ireland – 0.2%
AIB Group PLC	37,577	$241,515
Bank of Ireland Group PLC	13,175	154,342
Kenmare Resources PLC	26,872	133,711
Origin Enterprises PLC	31,948	107,844
Total Ireland		637,412
Israel – 1.0%
Amot Investments Ltd.	67,166	323,670
Bank Hapoalim BM	19,493	261,932
Bank Leumi Le-Israel BM	19,528	261,040
Bezeq The Israeli Telecommunication Corp. Ltd.	294,631	432,110
Delek Group Ltd.^	0	26
ICL Group Ltd.	85,575	479,658
Isramco Negev 2 LP	445,670	242,748
Magic Software Enterprises Ltd.	14,089	180,547
Matrix IT Ltd.	10,680	247,532
Maytronics Ltd.(a)	34,523	35,663
Mizrahi Tefahot Bank Ltd.	3,821	170,702
Newmed Energy LP(a)	122,715	411,251
Oil Refineries Ltd.	902,192	213,750
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,731	266,890
Tamar Petroleum Ltd.(b)	23,883	192,502
Total Israel		3,720,021
Italy – 8.3%
A2A SpA	245,548	590,161
ACEA SpA	20,335	418,450
Arnoldo Mondadori Editore SpA	71,424	164,334
Ascopiave SpA	47,899	158,326
Banca Generali SpA	2,904	162,491
Banca Mediolanum SpA	12,927	207,641
Banca Monte dei Paschi di Siena SpA	13,857	109,299
Banco BPM SpA	25,044	252,833
BPER Banca SpA	19,194	149,488
Cairo Communication SpA	37,794	116,760
Credito Emiliano SpA	10,421	141,160
d’Amico International Shipping SA	30,241	109,596
Enav SpA(b)	74,152	292,201
Enel SpA	812,923	6,583,265
Eni SpA	197,441	3,049,418
ERG SpA	14,942	282,940
FinecoBank Banca Fineco SpA	8,657	170,147
Generali	23,648	827,134
Hera SpA	108,031	466,780
Infrastrutture Wireless Italiane SpA(b)	46,649	493,321
Intesa Sanpaolo SpA	1,454,931	7,440,036
Iren SpA	159,782	406,638
Italgas SpA	86,381	619,104
Italian Sea Group SpA	15,312	100,067
MARR SpA	14,425	151,300
Investments	Shares	Value
Mediobanca Banca di Credito Finanziario SpA	13,114	$244,572
MFE-MediaForEurope NV, Class A	67,355	243,445
Orsero SpA	5,409	69,997
Piaggio & C SpA	83,026	171,208
Poste Italiane SpA(b)	16,937	300,593
RAI Way SpA(b)	44,317	278,132
Snam SpA	204,951	1,061,556
Sogefi SpA(a)	33,691	66,090
Terna – Rete Elettrica Nazionale	87,730	792,623
UniCredit SpA	64,256	3,576,665
Zignago Vetro SpA	17,092	160,811
Total Italy		30,428,582
Japan – 11.5%
Advan Group Co. Ltd.	16,500	94,560
Aisan Industry Co. Ltd.	18,400	257,900
AIT Corp.	5,400	60,810
Alconix Corp.	11,600	120,003
Amada Co. Ltd.	29,200	282,647
AOKI Holdings, Inc.	21,600	188,209
Aoyama Trading Co. Ltd.	15,500	210,826
ARE Holdings, Inc.	18,100	239,776
Asahi Kogyosha Co. Ltd.	9,500	123,372
Asanuma Corp.	24,600	114,824
Autobacs Seven Co. Ltd.	20,600	207,873
Bando Chemical Industries Ltd.	13,300	146,572
Central Glass Co. Ltd.	7,400	160,579
Chubu Steel Plate Co. Ltd.	10,300	145,332
Chugoku Marine Paints Ltd.	14,200	200,551
Citizen Watch Co. Ltd.	35,000	208,774
Cosel Co. Ltd.	13,200	93,126
Cosmo Energy Holdings Co. Ltd.	5,800	248,422
Dai-ichi Life Holdings, Inc.	44,000	333,369
Daiki Aluminium Industry Co. Ltd.	400	2,659
Daikoku Denki Co. Ltd.	4,100	71,861
Daikyonishikawa Corp.	25,500	101,973
Dear Life Co. Ltd.	15,800	117,491
Eagle Industry Co. Ltd.	13,100	171,525
Electric Power Development Co. Ltd.	16,400	277,684
ES-Con Japan Ltd.	27,600	187,888
Exedy Corp.	7,200	211,368
Forum Engineering, Inc.	16,800	113,693
Futaba Industrial Co. Ltd.	27,800	144,633
GLOBERIDE, Inc.	7,500	96,295
Glory Ltd.	12,200	214,238
Godo Steel Ltd.	6,400	165,414
G-Tekt Corp.	13,800	160,849
Hagiwara Electric Holdings Co. Ltd.	3,600	79,323
Hakuto Co. Ltd.	4,200	115,574
Hanwa Co. Ltd.	5,800	189,662
Haseko Corp.	24,900	327,193
Hazama Ando Corp.	28,800	263,079

See Notes to Financial Statements.

WisdomTree Trust    29

Schedule of Investments (continued) WisdomTree International High Dividend Fund (DTH) March 31, 2025
Investments	Shares	Value
Honda Motor Co. Ltd.	254,700	$2,286,577
Hoosiers Holdings Co. Ltd.	13,600	99,767
HU Group Holdings, Inc.	11,800	216,565
Iino Kaiun Kaisha Ltd.	22,600	150,677
Inabata & Co. Ltd.	9,700	205,624
Inpex Corp.	56,000	770,496
Ishihara Sangyo Kaisha Ltd.	13,500	161,054
Isuzu Motors Ltd.	46,000	620,296
Itfor, Inc.	10,100	100,298
Itoham Yonekyu Holdings, Inc.	8,100	226,685
JALCO Holdings, Inc.	38,700	80,744
Japan Tobacco, Inc.	93,800	2,580,535
JDC Corp.	27,800	94,439
JFE Holdings, Inc.	33,300	407,398
JINUSHI Co. Ltd.	6,200	86,487
JSP Corp.	10,400	142,571
Kanematsu Corp.	15,500	260,994
Kawada Technologies, Inc.	5,500	106,660
KH Neochem Co. Ltd.	12,600	212,163
Kobe Steel Ltd.	35,700	413,007
Komatsu Ltd.	45,900	1,321,689
Krosaki Harima Corp.	11,200	191,735
KU Holdings Co. Ltd.	14,100	104,378
Kurimoto Ltd.	4,000	121,974
KYB Corp.	12,100	237,809
Kyoei Steel Ltd.	16,600	208,804
Kyokuto Kaihatsu Kogyo Co. Ltd.	11,500	182,182
Lixil Corp.	29,000	335,011
Marvelous, Inc.	25,300	79,517
Mazda Motor Corp.	53,000	333,935
MEITEC Group Holdings, Inc.	12,200	237,898
Mirai Industry Co. Ltd.	7,000	175,070
Mirarth Holdings, Inc.	45,600	154,297
Mitsuboshi Belting Ltd.	7,900	197,315
Mitsui DM Sugar Co. Ltd.	7,700	173,783
Miyaji Engineering Group, Inc.	8,100	96,632
Moriroku Co. Ltd.	5,100	69,164
Morito Co. Ltd.	10,300	103,523
Nakayama Steel Works Ltd.	31,900	157,857
Nichirin Co. Ltd.	3,800	90,972
Nippon Air Conditioning Services Co. Ltd.	12,800	85,168
Nippon Carbon Co. Ltd.	3,800	105,965
Nippon Soda Co. Ltd.	12,400	240,719
Nippon Steel Corp.	54,600	1,166,557
Nippon Yakin Kogyo Co. Ltd.	6,200	172,476
Nishimatsu Construction Co. Ltd.	5,900	189,381
Nissan Tokyo Sales Holdings Co. Ltd.	18,900	64,837
Niterra Co. Ltd.	14,400	435,351
Nitto Kogyo Corp.	11,000	229,136
Nittoc Construction Co. Ltd.	16,900	116,404
Noevir Holdings Co. Ltd.	6,600	188,679
Nomura Real Estate Holdings, Inc.	67,500	393,156
Investments	Shares	Value
NS United Kaiun Kaisha Ltd.	5,800	$155,336
NSK Ltd.	52,900	225,693
NTN Corp.	121,500	197,110
Obayashi Corp.	45,300	601,011
Okamura Corp.	15,500	203,882
Okumura Corp.	6,800	193,032
Okura Industrial Co. Ltd.	4,400	114,458
Ono Pharmaceutical Co. Ltd.	30,900	331,130
Onoken Co. Ltd.	11,800	119,310
Optimus Group Co. Ltd.	23,200	53,524
Oriental Shiraishi Corp.	42,900	104,998
Pigeon Corp.	19,100	234,822
Press Kogyo Co. Ltd.	34,100	127,470
PS Construction Co. Ltd.	15,400	151,590
Quick Co. Ltd.	6,300	80,551
Restar Corp.	10,400	159,262
Roland Corp.	6,800	171,205
Ryobi Ltd.	11,000	164,625
RYODEN Corp.	6,300	105,829
San-Ai Obbli Co. Ltd.	17,300	199,215
Sangetsu Corp.	11,700	227,522
Sanki Engineering Co. Ltd.	12,200	275,344
Sankyo Co. Ltd.	25,600	372,085
Sanshin Electronics Co. Ltd.	7,100	97,474
Sanyo Chemical Industries Ltd.	4,800	125,184
Satori Electric Co. Ltd.	6,200	70,773
SBI Holdings, Inc.	4,200	111,867
Scroll Corp.	12,800	86,537
SEC Carbon Ltd.	6,100	84,969
Seika Corp.	3,700	107,011
Seikitokyu Kogyo Co. Ltd.	12,100	122,424
Seino Holdings Co. Ltd.	16,300	251,356
Shibaura Electronics Co. Ltd.	4,700	138,605
Shin Nippon Biomedical Laboratories Ltd.	12,500	119,617
Shinagawa Refractories Co. Ltd.	14,100	159,726
Siix Corp.	16,300	118,920
Skymark Airlines, Inc.	21,800	75,368
SoftBank Corp.	2,104,200	2,932,428
Sojitz Corp.	15,980	350,718
Stella Chemifa Corp.	3,500	90,344
Subaru Corp.	37,800	668,590
Sumida Corp.	12,800	82,857
Sumiseki Holdings, Inc.	18,600	91,172
Sumitomo Corp.	52,400	1,181,575
Sumitomo Seika Chemicals Co. Ltd.	4,100	137,087
Sun-Wa Technos Corp.	6,800	96,584
Tachi-S Co. Ltd.	7,900	90,707
Takeda Pharmaceutical Co. Ltd.	69,500	2,050,980
Tama Home Co. Ltd.(a)	7,400	178,889
Tekken Corp.	4,900	81,754
Toa Corp.	24,700	214,230
Tokyo Energy & Systems, Inc.	10,700	77,992

See Notes to Financial Statements.

30    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International High Dividend Fund (DTH) March 31, 2025
Investments	Shares	Value
Tokyo Tekko Co. Ltd.	2,900	$111,509
Tokyu Construction Co. Ltd.	41,700	222,248
Topy Industries Ltd.	12,200	173,447
Tosoh Corp.	27,000	370,767
Toyo Construction Co. Ltd.	21,400	188,470
Toyo Seikan Group Holdings Ltd.	16,800	274,682
Toyo Tire Corp.	17,500	319,714
Toyobo Co. Ltd.	23,600	148,664
Toyoda Gosei Co. Ltd.	14,000	251,090
Toyota Boshoku Corp.	19,500	259,300
TRYT, Inc.	37,400	103,291
Tsuzuki Denki Co. Ltd.	5,200	78,692
UBE Corp.	13,400	194,853
Unipres Corp.	14,800	105,502
UNITED, Inc.	17,000	83,670
Universal Entertainment Corp.	21,300	150,556
Valqua Ltd.	5,600	116,277
ValueCommerce Co. Ltd.	12,200	66,735
VT Holdings Co. Ltd.	41,100	137,147
Wellneo Sugar Co. Ltd.	10,400	162,044
World Holdings Co. Ltd.	7,000	98,582
Yahagi Construction Co. Ltd.	13,300	113,931
Yondenko Corp.	14,100	121,162
Yondoshi Holdings, Inc.	9,800	120,780
Total Japan		42,172,193
Jersey – 0.1%
Ithaca Energy PLC	223,599	460,622
Netherlands – 1.9%
Aegon Ltd.	23,009	150,369
ASR Nederland NV	2,101	120,238
Brunel International NV	14,300	146,127
ForFarmers NV	24,228	116,592
ING Groep NV	224,871	4,369,875
Koninklijke BAM Groep NV	40,216	223,506
Koninklijke KPN NV	268,885	1,137,692
PostNL NV	150,439	161,204
SBM Offshore NV	15,327	325,992
Wereldhave NV	14,353	248,066
Total Netherlands		6,999,661
Norway – 4.4%
Aker ASA, Class A	6,607	390,099
Aker Solutions ASA	55,710	178,320
Austevoll Seafood ASA	26,516	246,543
Avance Gas Holding Ltd.(b)	1,331	1,294
DNB Bank ASA	67,539	1,766,266
Elmera Group ASA(b)	33,116	111,438
Equinor ASA	230,865	6,106,566
Europris ASA(b)	31,121	248,297
Frontline PLC	23,702	345,811
Gjensidige Forsikring ASA	6,288	144,327
Golden Ocean Group Ltd.	28,713	229,548
Investments	Shares	Value
Hoegh Autoliners ASA	42,619	$309,286
Kid ASA(b)	11,212	159,857
Klaveness Combination Carriers ASA(b)	17,827	105,256
Leroy Seafood Group ASA	57,759	269,862
MPC Container Ships ASA	111,207	167,951
Odfjell Drilling Ltd.	41,804	230,555
Odfjell SE, Class A	17,651	151,132
Panoro Energy ASA	36,781	96,189
Rana Gruber ASA	9,812	63,242
Salmar ASA	9,745	466,221
SpareBank 1 Sor-Norge ASA	6,135	98,652
Stolt-Nielsen Ltd.	10,643	248,025
Telenor ASA	146,022	2,086,098
TGS ASA	27,450	258,354
Var Energi ASA	282,149	908,210
Veidekke ASA	25,414	354,143
Wallenius Wilhelmsen ASA	62,529	431,515
Total Norway		16,173,057
Portugal – 0.7%
Altri SGPS SA	35,592	229,526
Banco Comercial Portugues SA, Class R	156,069	93,936
EDP SA	219,569	738,100
Navigator Co. SA	73,263	259,100
NOS SGPS SA	105,910	503,950
REN – Redes Energeticas Nacionais SGPS SA	108,699	322,309
Semapa-Sociedade de Investimento & Gestao	12,005	198,148
Sonae SGPS SA	235,813	270,518
Total Portugal		2,615,587
Singapore – 4.6%
Aztech Global Ltd.	215,900	125,290
BW LPG Ltd.(b)	27,039	292,601
ComfortDelGro Corp. Ltd.	248,900	270,362
CSE Global Ltd.	205,600	69,599
DBS Group Holdings Ltd.	138,430	4,785,985
Delfi Ltd.	197,200	112,971
Digital Core REIT Management Pte. Ltd.	315,500	167,215
Food Empire Holdings Ltd.†	143,700	147,538
Genting Singapore Ltd.	710,700	396,566
Geo Energy Resources Ltd.	453,100	111,244
Hafnia Ltd.	107,703	441,663
Keppel Infrastructure Trust	833,136	263,435
Keppel Ltd.	114,400	587,278
Netlink NBN Trust	424,300	277,795
Oversea-Chinese Banking Corp. Ltd.	213,392	2,746,582
Riverstone Holdings Ltd.	287,300	198,786
Sheng Siong Group Ltd.	185,600	226,459
Singapore Airlines Ltd.	311,400	1,573,102
Singapore Telecommunications Ltd.	647,000	1,651,075
StarHub Ltd.	282,100	247,659
UMS Integration Ltd.	212,100	175,159

See Notes to Financial Statements.

WisdomTree Trust    31

Schedule of Investments (continued) WisdomTree International High Dividend Fund (DTH) March 31, 2025
Investments	Shares	Value
United Overseas Bank Ltd.	61,900	$1,754,163
Venture Corp. Ltd.	30,900	283,919
Total Singapore		16,906,446
Spain – 8.2%
Acerinox SA	32,969	384,978
ACS Actividades de Construccion y Servicios SA	15,757	897,843
Aedas Homes SA(b)	10,171	287,852
Atresmedia Corp. de Medios de Comunicacion SA	56,667	317,077
Banco Bilbao Vizcaya Argentaria SA	426,120	5,774,402
Banco de Sabadell SA	61,308	170,927
Banco Santander SA	576,821	3,860,618
Bankinter SA	13,501	149,411
CaixaBank SA	447,476	3,467,652
Ebro Foods SA	13,304	240,283
Endesa SA	56,738	1,501,566
Faes Farma SA	54,718	231,993
Gestamp Automocion SA(b)	70,915	198,400
Iberdrola SA	338,221	5,458,277
Inmobiliaria Colonial Socimi SA	45,869	270,283
Logista Integral SA	16,274	516,476
Mapfre SA	47,627	146,212
Merlin Properties Socimi SA	38,184	406,483
Naturgy Energy Group SA	56,912	1,581,172
Neinor Homes SA(b)	13,602	198,648
Prosegur Cia de Seguridad SA	110,739	250,605
Redeia Corp. SA	32,470	650,975
Repsol SA	96,484	1,281,931
Sacyr SA	71,653	248,608
Telefonica SA	379,830	1,786,414
Total Spain		30,279,086
Sweden – 3.1%
Atea ASA	16,635	204,648
Bilia AB, Class A	18,603	238,161
Bravida Holding AB(b)	28,093	253,799
Cloetta AB, Class B	78,967	222,945
Coor Service Management Holding AB(b)	29,625	102,160
H & M Hennes & Mauritz AB, Class B(a)	55,055	722,641
Hexpol AB	33,469	291,539
NCC AB, Class B	13,491	255,313
Sagax AB, Class D	40,058	128,806
Skandinaviska Enskilda Banken AB, Class A(a)	58,995	966,111
SSAB AB, Class B	97,519	591,224
Svenska Handelsbanken AB, Class A(a)	22,964	258,671
Swedbank AB, Class A	40,802	925,703
Tele2 AB, Class B	70,092	945,831
Telia Co. AB	266,597	963,137
Volvo AB, Class B	146,380	4,272,592
Total Sweden		11,343,281
Investments	Shares	Value
Switzerland – 2.4%
Allreal Holding AG, Registered Shares	1,448	$300,811
Baloise Holding AG, Registered Shares	749	156,784
Banque Cantonale Vaudoise, Registered Shares	942	102,638
EFG International AG	5,632	83,517
Helvetia Holding AG, Registered Shares	910	187,914
Kuehne & Nagel International AG, Registered Shares	5,275	1,213,295
Mobilezone Holding AG, Registered Shares	11,970	172,092
OC Oerlikon Corp. AG, Registered Shares	45,945	208,343
Swiss Life Holding AG, Registered Shares	472	428,388
Swisscom AG, Registered Shares	2,018	1,162,103
Zurich Insurance Group AG	7,192	4,999,243
Total Switzerland		9,015,128
United Kingdom – 12.8%
Admiral Group PLC	3,842	141,333
Assura PLC	521,483	311,109
Aviva PLC	20,611	147,704
B&M European Value Retail SA	104,157	350,084
Bakkavor Group PLC(b)	103,243	237,205
Brickability Group PLC	96,951	72,581
British American Tobacco PLC	175,950	7,226,563
British Land Co. PLC	72,028	343,432
BT Group PLC	568,991	1,218,045
Card Factory PLC	118,579	126,883
CK Hutchison Holdings Ltd.	213,000	1,197,737
DCC PLC	5,346	355,023
Dr. Martens PLC	237,248	156,023
Drax Group PLC	36,296	274,301
Dunelm Group PLC	26,904	308,544
Halfords Group PLC	61,606	101,783
Hammerson PLC	59,933	190,921
Harbour Energy PLC	93,325	253,326
Hollywood Bowl Group PLC	43,230	150,379
HSBC Holdings PLC	1,465,446	16,530,040
Imperial Brands PLC	77,710	2,873,716
Inchcape PLC	31,440	271,894
Investec PLC	11,851	73,302
ITV PLC	388,043	394,933
J Sainsbury PLC	138,651	420,923
James Halstead PLC(a)	85,975	158,690
Johnson Matthey PLC	15,789	269,827
Land Securities Group PLC	59,833	424,762
Lloyds Banking Group PLC	923,484	859,185
LondonMetric Property PLC	157,263	372,279
Me Group International PLC	68,148	169,063
Midwich Group PLC	36,381	96,735
MONY Group PLC	90,051	233,164
Morgan Advanced Materials PLC	56,685	148,893
Morgan Sindall Group PLC	4,865	207,224
MP Evans Group PLC	15,415	200,959
See Notes to Financial Statements.

32    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International High Dividend Fund (DTH) March 31, 2025
Investments	Shares	Value
National Grid PLC	250,867	$3,268,829
NatWest Group PLC	99,293	579,038
Norcros PLC	26,671	79,523
PageGroup PLC	35,915	140,833
Pennon Group PLC	55,607	321,551
Pets at Home Group PLC	55,312	154,497
Primary Health Properties PLC	203,314	246,157
Reach PLC	96,762	88,926
Reckitt Benckiser Group PLC	27,743	1,872,826
Schroders PLC	23,071	103,571
Severfield PLC	49,188	12,412
Severn Trent PLC	16,097	525,871
SThree PLC	38,698	131,617
Taylor Wimpey PLC	258,277	360,374
Telecom Plus PLC	11,142	250,239
TORM PLC, Class A(a)	15,756	257,326
United Utilities Group PLC	38,234	497,700
Vesuvius PLC	45,991	231,812
Victrex PLC	19,519	222,716
Wickes Group PLC	72,518	166,425
Workspace Group PLC	27,475	147,173
WPP PLC	64,071	480,651
Zigup PLC	55,774	211,652
Total United Kingdom		47,220,284
United States – 4.8%
BP PLC	793,999	4,469,391
GSK PLC	159,237	3,004,926
RHI Magnesita NV	5,249	205,626
Shell PLC	219,252	7,994,740
Signify NV(b)	14,587	314,192
Swiss Re AG	10,573	1,792,540
Total United States		17,781,415
TOTAL COMMON STOCKS (Cost: $319,847,402)		364,199,812
Investments	Shares	Value
EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree International LargeCap Dividend Fund(c) (Cost: $50)	1	$55
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(d) (Cost: $17,752)	17,752	17,752
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
United States – 0.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(d) (Cost: $1,410,144)	1,410,144	1,410,144
TOTAL INVESTMENTS IN SECURITIES – 99.3% (Cost: $321,275,348)		365,627,763
Other Assets less Liabilities – 0.7%		2,625,313
NET ASSETS – 100.0%		$368,253,076

†     Non-income producing security.

^     Share amount represents a fractional share.

(a)   Security, or portion thereof, was on loan at March 31, 2025 (See Note 2). At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,275,806 and the total market value of the collateral held by the Fund was $2,458,205. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,048,061.

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)  Rate shown represents annualized 7-day yield as of March 31, 2025.

ABBREVIATIONS:
CVA	Certificaten van Aandelen (Certificate of Stock)

See Notes to Financial Statements.

WisdomTree Trust    33

Schedule of Investments (concluded) WisdomTree International High Dividend Fund (DTH) March 31, 2025

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2025 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2025	Dividend Income
WisdomTree International LargeCap Dividend Fund	$—	$5,004,870	$4,938,728	$(66,092)	$5	$55	$52,907

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stock	$364,199,812	$—	—	$364,199,812
Exchange-Traded Fund	55	—	—	55
Mutual Fund	—	17,752	—	17,752
Investment of Cash Collateral for Securities Loaned	—	1,410,144	—	1,410,144
Total Investments in Securities	$364,199,867	$1,427,896	$—	$365,627,763

See Notes to Financial Statements.

34    WisdomTree Trust

Schedule of Investments WisdomTree International LargeCap Dividend Fund (DOL) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 99.0%
Australia – 6.7%
ANZ Group Holdings Ltd.	120,494	$2,184,247
Aristocrat Leisure Ltd.	15,233	608,940
BHP Group Ltd.	230,957	5,497,777
Brambles Ltd.	63,170	788,469
Coles Group Ltd.	82,552	1,004,668
Commonwealth Bank of Australia	43,021	4,046,213
Fortescue Ltd.	291,129	2,788,380
Glencore PLC	283,085	1,024,194
Goodman Group	21,363	378,470
Macquarie Group Ltd.	5,304	649,932
National Australia Bank Ltd.	92,938	1,970,245
REA Group Ltd.	2,627	359,407
Rio Tinto Ltd.(a)	21,163	1,523,050
Rio Tinto PLC	75,161	4,449,552
Telstra Group Ltd.	823,087	2,159,337
Transurban Group	136,483	1,138,811
Wesfarmers Ltd.	49,208	2,208,112
Westpac Banking Corp.	113,233	2,227,616
Woolworths Group Ltd.	41,485	763,908
Total Australia		35,771,328
Austria – 0.4%
Erste Group Bank AG	17,677	1,216,715
Verbund AG	8,982	635,019
Total Austria		1,851,734
Belgium – 0.6%
Anheuser-Busch InBev SA	25,499	1,567,806
KBC Group NV	13,930	1,263,964
UCB SA	2,277	400,303
Total Belgium		3,232,073
Chile – 0.1%
Antofagasta PLC	20,912	450,364
China – 0.8%
BOC Hong Kong Holdings Ltd.	694,634	2,803,428
Prosus NV	16,614	764,070
Wilmar International Ltd.	356,900	889,528
Total China		4,457,026
Denmark – 1.1%
Carlsberg AS, Class B	5,392	684,510
Coloplast AS, Class B	5,904	618,207
Danske Bank AS	32,452	1,057,661
DSV AS	1,778	343,027
Novo Nordisk AS, Class B	39,620	2,694,988
Novonesis (Novozymes) B, Class B	6,222	361,247
Total Denmark		5,759,640
Investments	Shares	Value
Finland – 1.4%
Kone OYJ, Class B	25,960	$1,425,656
Nokia OYJ	189,848	992,558
Nordea Bank Abp	339,349	4,314,470
UPM-Kymmene OYJ	30,578	815,850
Total Finland		7,548,534
France – 11.9%
Air Liquide SA	13,483	2,550,799
Airbus SE	10,761	1,892,161
AXA SA	152,553	6,492,641
Bollore SE	63,450	370,109
Capgemini SE	3,933	586,496
Cie de Saint-Gobain SA	15,352	1,520,683
Cie Generale des Etablissements Michelin SCA	44,938	1,573,248
Credit Agricole SA	261,610	4,740,469
Danone SA	23,048	1,763,665
Dassault Aviation SA	2,200	724,815
Dassault Systemes SE	13,928	525,673
Engie SA	315,905	6,154,277
EssilorLuxottica SA	8,143	2,334,478
Hermes International SCA	823	2,143,391
Legrand SA	6,870	721,616
L’Oreal SA	9,598	3,554,588
LVMH Moet Hennessy Louis Vuitton SE	10,120	6,249,613
Orange SA	189,194	2,451,388
Pernod Ricard SA	8,107	799,181
Publicis Groupe SA	10,836	1,015,296
Safran SA	7,138	1,865,934
Thales SA	5,434	1,441,625
TotalEnergies SE	117,613	7,579,542
Veolia Environnement SA	35,293	1,210,422
Vinci SA	25,653	3,222,718
Total France		63,484,828
Germany – 8.0%
adidas AG	1,411	330,286
Allianz SE, Registered Shares	22,810	8,675,524
Beiersdorf AG	3,050	393,377
Daimler Truck Holding AG	43,924	1,761,223
Deutsche Boerse AG	2,134	627,231
Deutsche Post AG, Registered Shares	60,088	2,562,532
Deutsche Telekom AG, Registered Shares	197,391	7,296,453
E.ON SE	165,982	2,502,942
Hannover Rueck SE	2,346	696,131
Heidelberg Materials AG	9,298	1,582,386
Henkel AG & Co. KGaA	10,720	770,632
Merck KGaA	2,674	365,679
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	4,468	2,810,858
Rheinmetall AG	825	1,175,447

See Notes to Financial Statements.

WisdomTree Trust    35

Schedule of Investments (continued) WisdomTree International LargeCap Dividend Fund (DOL) March 31, 2025
Investments	Shares	Value
RWE AG	28,108	$1,002,562
SAP SE	12,624	3,332,749
Siemens AG, Registered Shares	19,838	4,540,809
Siemens Healthineers AG(b)	22,110	1,184,847
Symrise AG	3,282	339,277
Vonovia SE	28,628	771,863
Total Germany		42,722,808
Hong Kong – 1.4%
AIA Group Ltd.	163,204	1,229,227
CK Infrastructure Holdings Ltd.	130,500	781,628
CLP Holdings Ltd.	177,500	1,446,409
Hang Seng Bank Ltd.(a)	54,418	737,203
Hong Kong Exchanges & Clearing Ltd.	9,624	426,507
MTR Corp. Ltd.	294,438	963,131
Sun Hung Kai Properties Ltd.	128,442	1,219,987
Techtronic Industries Co. Ltd.	44,500	533,350
Total Hong Kong		7,337,442
Ireland – 0.1%
Kerry Group PLC, Class A	5,132	536,619
Italy – 5.7%
Enel SpA	856,437	6,935,653
Eni SpA	209,010	3,228,098
Ferrari NV	1,817	769,780
Generali	48,891	1,710,055
Intesa Sanpaolo SpA	1,701,121	8,698,971
Moncler SpA	8,569	523,903
Poste Italiane SpA(b)	61,405	1,089,797
PRADA SpA	73,600	512,248
Prysmian SpA	6,299	342,659
Snam SpA	230,011	1,191,356
Terna – Rete Elettrica Nazionale	83,673	755,969
UniCredit SpA	83,693	4,658,581
Total Italy		30,417,070
Japan – 14.4%
Advantest Corp.	6,900	298,628
Aeon Co. Ltd.	15,245	382,297
Ajinomoto Co., Inc.	22,600	447,119
Asahi Group Holdings Ltd.	53,005	677,715
Bridgestone Corp.	29,955	1,200,884
Canon, Inc.	42,636	1,324,356
Central Japan Railway Co.	20,100	383,612
Chugai Pharmaceutical Co. Ltd.	24,500	1,113,919
Dai-ichi Life Holdings, Inc.	50,000	378,828
Daiichi Sankyo Co. Ltd.	28,900	678,534
Daikin Industries Ltd.	5,500	593,620
Daiwa House Industry Co. Ltd.	27,200	898,178
Disco Corp.	1,400	279,878
East Japan Railway Co.	28,500	562,605
ENEOS Holdings, Inc.	119,000	622,534
Fast Retailing Co. Ltd.	3,000	883,911
FUJIFILM Holdings Corp.	25,500	485,053
Investments	Shares	Value
Fujitsu Ltd.	27,500	$542,681
Hitachi Ltd.	53,700	1,241,772
Honda Motor Co. Ltd.	275,000	2,468,821
Hoya Corp.	3,300	370,296
Inpex Corp.	61,200	842,042
ITOCHU Corp.	41,300	1,905,920
Japan Tobacco, Inc.	100,709	2,770,609
Kao Corp.	13,600	588,691
KDDI Corp.	136,160	2,148,385
Keyence Corp.	1,700	664,812
Komatsu Ltd.	50,467	1,453,196
Kubota Corp.	44,700	547,317
LY Corp.	166,400	563,383
Marubeni Corp.	75,700	1,204,548
Mitsubishi Corp.	137,215	2,410,025
Mitsubishi Electric Corp.	57,081	1,038,253
Mitsubishi Estate Co. Ltd.	37,800	614,749
Mitsubishi Heavy Industries Ltd.	50,100	846,279
Mitsubishi UFJ Financial Group, Inc.	261,000	3,509,904
Mitsui Fudosan Co. Ltd.	87,700	780,292
Mizuho Financial Group, Inc.	47,214	1,279,015
Murata Manufacturing Co. Ltd.	47,830	737,409
NEC Corp.	23,500	494,232
NIDEC Corp.	27,800	463,271
Nintendo Co. Ltd.	31,700	2,143,152
Nippon Paint Holdings Co. Ltd.	62,800	470,769
Nippon Steel Corp.	60,100	1,284,068
Nippon Telegraph & Telephone Corp.	3,265,900	3,160,196
Nomura Research Institute Ltd.	12,100	391,304
Obic Co. Ltd.	11,900	342,899
Olympus Corp.	12,300	160,186
Oriental Land Co. Ltd.	17,100	336,763
Otsuka Holdings Co. Ltd.	13,200	684,363
Recruit Holdings Co. Ltd.	9,400	481,315
Secom Co. Ltd.	13,100	445,631
Sekisui House Ltd.	31,700	708,025
Shimano, Inc.	2,400	336,793
Shin-Etsu Chemical Co. Ltd.	41,000	1,161,402
SoftBank Corp.	2,212,300	3,083,077
Sony Group Corp.	53,200	1,339,428
Sumitomo Corp.	59,210	1,335,135
Sumitomo Mitsui Financial Group, Inc.	78,682	1,996,778
Suzuki Motor Corp.	64,768	783,938
Takeda Pharmaceutical Co. Ltd.	72,800	2,148,364
TDK Corp.	41,800	432,144
Terumo Corp.	21,300	398,396
Tokio Marine Holdings, Inc.	30,400	1,166,072
Tokyo Electron Ltd.	11,350	1,526,337
Toyota Motor Corp.	510,465	8,929,895
Toyota Tsusho Corp.	53,400	890,238
Unicharm Corp.	27,400	217,950
Total Japan		77,052,191

See Notes to Financial Statements.

36    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International LargeCap Dividend Fund (DOL) March 31, 2025
Investments	Shares	Value
Macau – 0.1%
Galaxy Entertainment Group Ltd.	102,000	$398,545
Netherlands – 2.5%
ASM International NV	497	223,012
ASML Holding NV	3,652	2,390,605
Heineken Holding NV	9,566	691,291
Heineken NV	14,011	1,140,853
ING Groep NV	279,245	5,426,515
Koninklijke Ahold Delhaize NV	38,421	1,434,322
Universal Music Group NV	43,509	1,195,170
Wolters Kluwer NV	5,438	843,231
Total Netherlands		13,344,999
Norway – 2.3%
DNB Bank ASA	103,893	2,716,988
Equinor ASA	241,954	6,399,879
Kongsberg Gruppen ASA	4,903	714,414
Telenor ASA	154,453	2,206,545
Total Norway		12,037,826
Portugal – 0.1%
EDP SA	172,642	580,351
Singapore – 2.6%
DBS Group Holdings Ltd.	167,587	5,794,039
Oversea-Chinese Banking Corp. Ltd.	284,212	3,658,112
Singapore Telecommunications Ltd.	687,700	1,754,937
United Overseas Bank Ltd.	92,886	2,632,265
Total Singapore		13,839,353
Spain – 6.7%
Aena SME SA(b)	8,628	2,018,706
Amadeus IT Group SA	13,853	1,054,963
Banco Bilbao Vizcaya Argentaria SA	524,113	7,102,316
Banco Santander SA	750,679	5,024,237
CaixaBank SA	588,848	4,563,194
Endesa SA	60,471	1,600,360
Iberdrola SA	363,837	5,871,673
Industria de Diseno Textil SA	101,974	5,050,486
Naturgy Energy Group SA	62,276	1,730,199
Telefonica SA	389,005	1,829,566
Total Spain		35,845,700
Sweden – 3.8%
Alfa Laval AB	13,411	572,615
Assa Abloy AB, Class B	30,118	899,184
Atlas Copco AB, Class A	87,074	1,381,728
Atlas Copco AB, Class B	45,977	642,390
Epiroc AB, Class A	37,917	759,088
Essity AB, Class B	28,238	802,294
Evolution AB(b)	8,274	614,469
H & M Hennes & Mauritz AB, Class B(a)	60,722	797,025
Hexagon AB, Class B	54,585	579,535
Investment AB Latour, Class B	18,963	514,044
Sandvik AB	41,848	874,862
Investments	Shares	Value
Skandinaviska Enskilda Banken AB, Class A(a)	114,168	$1,869,632
Svenska Handelsbanken AB, Class A(a)	91,942	1,035,653
Swedbank AB, Class A	76,976	1,746,407
Telefonaktiebolaget LM Ericsson, Class B	139,345	1,077,572
Volvo AB, Class A	33,904	986,902
Volvo AB, Class B	170,079	4,964,327
Total Sweden		20,117,727
Switzerland – 4.1%
ABB Ltd., Registered Shares	49,251	2,517,242
Cie Financiere Richemont SA, Class A, Registered Shares	11,943	2,064,631
DSM-Firmenich AG	6,739	665,053
Geberit AG, Registered Shares	1,104	686,296
Givaudan SA, Registered Shares	235	1,008,793
Kuehne & Nagel International AG, Registered Shares	5,736	1,319,329
Lonza Group AG, Registered Shares	779	477,393
Partners Group Holding AG	269	378,835
Sandoz Group AG	8,289	347,018
Schindler Holding AG, Participation Certificate	2,015	628,129
Schindler Holding AG, Registered Shares	1,202	362,740
SGS SA, Registered Shares	10,576	1,050,966
Sika AG, Registered Shares	2,636	635,202
Sonova Holding AG, Registered Shares	1,043	302,379
Straumann Holding AG, Registered Shares	2,256	270,159
Swiss Life Holding AG, Registered Shares	515	467,414
Swisscom AG, Registered Shares	2,174	1,251,939
UBS Group AG, Registered Shares	44,891	1,363,347
Zurich Insurance Group AG	8,612	5,986,301
Total Switzerland		21,783,166
United Kingdom – 12.3%
Ashtead Group PLC	7,045	377,010
Associated British Foods PLC	29,616	730,133
AstraZeneca PLC	40,851	5,934,060
Aviva PLC	55,104	394,889
BAE Systems PLC	75,804	1,525,878
Barclays PLC	249,334	926,221
British American Tobacco PLC	185,573	7,621,796
BT Group PLC	617,193	1,321,231
CK Hutchison Holdings Ltd.	234,000	1,315,823
Compass Group PLC	46,842	1,543,578
Diageo PLC	68,771	1,788,195
HSBC Holdings PLC	1,620,243	18,276,130
Imperial Brands PLC	80,584	2,979,997
InterContinental Hotels Group PLC	4,591	489,000
Lloyds Banking Group PLC	1,798,074	1,672,880
London Stock Exchange Group PLC	3,763	556,623
National Grid PLC	267,620	3,487,123
NatWest Group PLC	219,912	1,282,441
Next PLC	3,843	549,855
Reckitt Benckiser Group PLC	28,626	1,932,434
RELX PLC	48,120	2,405,556

See Notes to Financial Statements.

WisdomTree Trust    37

Schedule of Investments (continued) WisdomTree International LargeCap Dividend Fund (DOL) March 31, 2025
Investments	Shares	Value
SSE PLC	57,544	$1,183,943
Tesco PLC	262,568	1,126,197
Unilever PLC	107,056	6,370,218
Total United Kingdom		65,791,211
United States – 11.9%
Alcon, Inc.	3,137	295,068
BP PLC	862,375	4,854,277
CSL Ltd.	6,841	1,062,673
Experian PLC	17,654	813,037
Ferrovial SE	16,886	751,134
GSK PLC	170,729	3,221,788
Haleon PLC	178,567	901,890
Holcim AG, Registered Shares	29,221	3,121,090
Nestle SA, Registered Shares	84,341	8,516,558
Novartis AG, Registered Shares	101,800	11,257,544
Roche Holding AG, Bearer Shares	4,118	1,426,115
Roche Holding AG	22,629	7,430,036
Sanofi SA	45,661	5,027,004
Schneider Electric SE	12,274	2,794,204
Shell PLC	229,762	8,377,974
Swiss Re AG	17,081	2,895,903
Tenaris SA	50,687	988,824
Total United States		63,735,119
TOTAL COMMON STOCKS (Cost: $388,383,360)		528,095,654
Investments	Shares	Value
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(c)
(Cost: $87,586)	87,586	$87,586
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
United States – 0.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c) (Cost: $3,382,390)	3,382,390	3,382,390
TOTAL INVESTMENTS IN SECURITIES – 99.6% (Cost: $391,853,336)		531,565,630
Other Assets less Liabilities – 0.4%		1,991,655
NET ASSETS – 100.0%		$533,557,285

(a)   Security, or portion thereof, was on loan at March 31, 2025 (See Note 2). At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,894,770 and the total market value of the collateral held by the Fund was $4,181,163. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $798,773.

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   Rate shown represents annualized 7-day yield as of March 31, 2025.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2025 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2025	Dividend Income
WisdomTree International MidCap Dividend Fund^	$—	$3,736,845	$3,662,763	$(74,082)	$—	$—	$49,869

^ As of March 31, 2025, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC	4/2/2025	241,000	DKK	55,978	AUD	$ 11	$—
Standard Chartered Bank	4/2/2025	31,000	EUR	53,721	AUD	9	—
Standard Chartered Bank	4/2/2025	114,000	GBP	236,009	AUD	77	—
Standard Chartered Bank	4/2/2025	62,000	HKD	12,783	AUD	3	—
Standard Chartered Bank	4/2/2025	9,250,000	JPY	99,009	AUD	159	—
						$259	$—

See Notes to Financial Statements.

38    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree International LargeCap Dividend Fund (DOL) March 31, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$528,095,654	$—	$—	$528,095,654
Mutual Fund	—	87,586	—	87,586
Investment of Cash Collateral for Securities Loaned	—	3,382,390	—	3,382,390
Total Investments in Securities	$528,095,654	$3,469,976	$—	$531,565,630
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$259	$—	$259
Total – Net	$528,095,654	$3,470,235	$—	$531,565,889

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    39

Schedule of Investments WisdomTree International MidCap Dividend Fund (DIM) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 99.2%
Australia – 8.7%
AGL Energy Ltd.	46,559	$305,219
ALS Ltd.	14,251	136,849
Ampol Ltd.	13,386	195,358
Ansell Ltd.	2,400	50,610
APA Group	135,971	669,370
ASX Ltd.	5,079	206,167
Aurizon Holdings Ltd.	82,717	159,790
Bank of Queensland Ltd.	32,758	137,585
Bendigo & Adelaide Bank Ltd.	40,798	270,249
BlueScope Steel Ltd.	11,745	155,746
Brickworks Ltd.	3,591	54,354
CAR Group Ltd.	7,878	154,590
Challenger Ltd.	25,463	95,680
Charter Hall Group	12,049	121,485
Cleanaway Waste Management Ltd.	43,966	71,233
Cochlear Ltd.	890	145,472
Computershare Ltd.	23,071	562,560
Dexus	50,498	222,792
Endeavour Group Ltd.	55,380	132,519
Evolution Mining Ltd.	26,744	118,492
Flight Centre Travel Group Ltd.	7,030	60,586
GPT Group	74,015	201,094
Harvey Norman Holdings Ltd.	44,779	139,520
IDP Education Ltd.	5,410	31,723
Incitec Pivot Ltd.	40,322	64,073
Insurance Australia Group Ltd.	106,464	511,505
JB Hi-Fi Ltd.	5,192	300,342
Lottery Corp. Ltd.	99,496	295,124
Medibank Pvt Ltd.	157,203	434,947
Mirvac Group	160,809	209,435
Netwealth Group Ltd.	2,238	35,618
New Hope Corp. Ltd.	53,430	123,524
Northern Star Resources Ltd.	24,315	277,583
Orica Ltd.	16,103	170,488
Origin Energy Ltd.	126,492	830,011
Premier Investments Ltd.	4,860	60,358
Pro Medicus Ltd.	536	66,731
Qube Holdings Ltd.	47,576	116,513
Ramsay Health Care Ltd.	4,056	86,263
Reece Ltd.	7,374	72,051
Santos Ltd.	174,036	722,281
Scentre Group	218,354	457,186
SEEK Ltd.	5,301	70,691
SGH Ltd.	5,923	183,254
Sonic Healthcare Ltd.	15,794	253,531
Steadfast Group Ltd.	30,411	109,535
Stockland	108,024	329,844
Suncorp Group Ltd.	58,521	701,267
Super Retail Group Ltd.	7,391	59,460
Technology One Ltd.	4,039	70,071
Investments	Shares	Value
TPG Telecom Ltd.	66,208	$198,036
Vicinity Ltd.	243,218	333,435
Viva Energy Group Ltd.(a)	69,029	73,341
Whitehaven Coal Ltd.	19,325	65,872
Worley Ltd.	15,219	136,850
Total Australia		11,818,263
Austria – 2.1%
ANDRITZ AG	5,477	305,871
BAWAG Group AG(a)	7,069	725,414
CA Immobilien Anlagen AG	3,196	77,332
Mondi PLC	16,192	239,826
Raiffeisen Bank International AG	29,802	763,598
Telekom Austria AG	20,603	192,286
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,413	281,596
voestalpine AG	4,746	115,349
Wienerberger AG	3,461	114,699
Total Austria		2,815,971
Belgium – 1.9%
Ackermans & van Haaren NV	653	140,933
Aedifica SA	3,784	255,263
Ageas SA	12,648	756,213
Azelis Group NV	2,755	48,300
Colruyt Group NV	5,531	227,034
D’ieteren Group	979	168,039
Elia Group SA	1,432	123,980
Melexis NV	1,492	83,484
Shurgard Self Storage Ltd.	1,900	68,549
Solvay SA	8,818	312,427
Syensqo SA	2,063	139,880
Warehouses De Pauw CVA	11,062	261,926
Total Belgium		2,586,028
Brazil – 0.1%
Yara International ASA	3,807	114,160
Denmark – 1.2%
Alm Brand AS	50,883	121,853
H Lundbeck AS	16,723	84,018
ISS AS	3,355	76,896
Jyske Bank AS, Registered Shares	1,150	91,744
Pandora AS	2,223	339,242
Rockwool AS, Class B	203	83,473
Tryg AS	37,382	888,179
Total Denmark		1,685,405
Faroe Islands – 0.0%
Bakkafrost P/F	1,019	47,900
Finland – 2.5%
Cargotec OYJ, Class B	1,827	82,888
Elisa OYJ	10,481	510,377
Fortum OYJ	63,578	1,037,709
Huhtamaki OYJ	4,185	148,458
Kemira OYJ	7,455	161,541
See Notes to Financial Statements.

40    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International MidCap Dividend Fund (DIM) March 31, 2025
Investments	Shares	Value
Kesko OYJ, Class B	13,997	$285,230
Konecranes OYJ	2,530	160,695
Metso OYJ	26,470	271,690
Orion OYJ, Class B	3,563	211,143
Valmet OYJ	9,044	243,745
Wartsila OYJ Abp	13,471	238,570
Total Finland		3,352,046
France – 7.4%
Accor SA	5,818	263,262
Aeroports de Paris SA	3,091	313,690
Alten SA	454	43,892
Amundi SA(a)	11,898	925,360
Arkema SA	2,546	193,613
BioMerieux	523	64,517
Bouygues SA	21,500	845,597
Bureau Veritas SA	15,434	465,811
Carrefour SA	35,376	505,178
Covivio SA	6,331	354,247
Edenred SE	7,553	244,273
Eiffage SA	3,917	453,790
Elis SA	6,151	136,474
FDJ UNITED(a)	12,020	377,315
Gaztransport & Technigaz SA	1,510	228,844
Gecina SA	3,378	316,909
Getlink SE	24,803	427,336
Imerys SA	3,613	116,849
Interparfums SA	1,653	70,798
Ipsen SA	825	94,820
Klepierre SA	22,546	753,032
Nexans SA	791	77,241
Renault SA	12,142	610,540
Rexel SA	13,160	352,259
Rubis SCA	10,562	297,092
SEB SA	1,266	118,770
Societe BIC SA	2,629	177,775
Sopra Steria Group	446	82,431
SPIE SA	6,370	270,694
Technip Energies NV	4,543	147,908
Valeo SE	9,180	85,121
Verallia SA(a)	9,134	282,183
Vivendi SE	21,964	65,411
Wendel SE	2,406	231,308
Total France		9,994,340
Germany – 4.4%
Aurubis AG	813	76,448
Bechtle AG	2,387	88,183
Brenntag SE	4,419	284,495
Continental AG	6,569	458,107
CTS Eventim AG & Co. KGaA	1,968	196,002
Deutsche Lufthansa AG, Registered Shares	47,182	341,268
Deutsche Wohnen SE	2,944	63,920
Investments	Shares	Value
DWS Group GmbH & Co. KGaA(a)	9,000	$489,493
Evonik Industries AG	34,639	745,909
Fielmann Group AG	2,264	102,347
Freenet AG	9,595	365,246
GEA Group AG	4,664	281,627
Gerresheimer AG	477	36,094
HochTief AG	2,666	452,131
Hugo Boss AG	2,057	77,458
KION Group AG	2,306	95,403
Knorr-Bremse AG	3,984	359,559
Krones AG	728	98,613
LEG Immobilien SE	1,810	127,985
Nemetschek SE	641	73,949
Scout24 SE(a)	1,213	126,311
Sixt SE	1,456	124,485
Softwareone Holding AG	3,054	18,778
Stroeer SE & Co. KGaA	2,339	136,183
Traton SE	21,725	729,835
Total Germany		5,949,829
Hong Kong – 5.5%
Bank of East Asia Ltd.	98,580	147,231
Cathay Pacific Airways Ltd.	623,000	829,567
CK Asset Holdings Ltd.	180,500	729,628
DFI Retail Group Holdings Ltd., Registered Shares	63,500	151,765
HKT Trust & HKT Ltd.	496,000	663,008
Hong Kong & China Gas Co. Ltd.	931,000	800,533
Hongkong Land Holdings Ltd.	103,300	446,256
Jardine Matheson Holdings Ltd.	14,600	618,456
Link REIT	153,100	716,276
Man Wah Holdings Ltd.	153,200	88,412
PCCW Ltd.	553,000	344,012
Power Assets Holdings Ltd.	100,500	601,943
Swire Pacific Ltd., Class A	36,000	317,417
WH Group Ltd.(a)	598,000	548,786
Wharf Real Estate Investment Co. Ltd.	128,000	311,268
Yue Yuen Industrial Holdings Ltd.(b)	92,500	148,375
Total Hong Kong		7,462,933
Ireland – 1.5%
AIB Group PLC	173,200	1,113,190
Bank of Ireland Group PLC	67,344	788,920
Glanbia PLC	7,722	84,831
Total Ireland		1,986,941
Israel – 2.6%
Azrieli Group Ltd.	3,135	209,620
Bank Hapoalim BM	52,234	701,882
Bank Leumi Le-Israel BM	54,909	733,996
Bezeq The Israeli Telecommunication Corp. Ltd.	149,990	219,978
Camtek Ltd.	595	34,021
Elbit Systems Ltd.	374	142,999
First International Bank of Israel Ltd.	4,806	241,399

See Notes to Financial Statements.

WisdomTree Trust    41

Schedule of Investments (continued) WisdomTree International MidCap Dividend Fund (DIM) March 31, 2025
Investments	Shares	Value
ICL Group Ltd.	37,836	$212,075
Israel Discount Bank Ltd., Class A	40,619	280,315
Mizrahi Tefahot Bank Ltd.	8,363	373,614
Newmed Energy LP	70,276	235,513
Phoenix Financial Ltd.	9,163	169,175
Total Israel		3,554,587
Italy – 8.5%
A2A SpA	191,574	460,438
ACEA SpA	12,468	256,564
Amplifon SpA	1,897	38,268
Azimut Holding SpA	8,247	229,481
Banca Generali SpA	8,274	462,967
Banca Mediolanum SpA	42,394	680,957
Banca Monte dei Paschi di Siena SpA	78,839	621,852
Banca Popolare di Sondrio SpA	45,441	545,830
Banco BPM SpA	121,903	1,230,678
BPER Banca SpA	94,310	734,510
Brembo NV	6,199	52,806
Brunello Cucinelli SpA	812	92,624
Buzzi SpA	4,543	217,003
Coca-Cola HBC AG	14,058	635,814
Credito Emiliano SpA	30,740	416,395
De’ Longhi SpA	3,098	101,933
DiaSorin SpA	599	59,204
ERG SpA	9,078	171,900
FinecoBank Banca Fineco SpA	35,064	689,157
Hera SpA	70,898	306,336
Infrastrutture Wireless Italiane SpA(a)	36,939	390,636
Iren SpA	97,754	248,779
Italgas SpA	63,362	454,124
Leonardo SpA	6,931	335,636
Lottomatica Group SpA	5,120	102,925
Mediobanca Banca di Credito Finanziario SpA	52,489	978,902
Recordati Industria Chimica & Farmaceutica SpA	4,849	273,942
Reply SpA	307	50,009
SOL SpA	1,111	44,824
Unipol Assicurazioni SpA	30,980	492,599
Webuild SpA	24,389	83,461
Total Italy		11,460,554
Japan – 19.5%
ABC-Mart, Inc.	7,234	134,676
Aeon Mall Co. Ltd.	6,100	95,534
Air Water, Inc.	9,000	113,629
Alfresa Holdings Corp.	6,100	86,132
Amada Co. Ltd.	11,500	111,316
ANA Holdings, Inc.	7,500	138,399
Asahi Intecc Co. Ltd.	2,400	38,590
Asahi Kasei Corp.	35,320	247,292
Asics Corp.	8,500	178,765
Azbil Corp.	9,300	71,613
Bandai Namco Holdings, Inc.	12,100	404,898
Investments	Shares	Value
BayCurrent, Inc.	1,400	$60,572
BIPROGY, Inc.	2,200	67,424
Brother Industries Ltd.	7,600	136,916
Calbee, Inc.	1,700	31,757
Canon Marketing Japan, Inc.	4,700	160,323
Capcom Co. Ltd.	6,200	151,911
Chubu Electric Power Co., Inc.	22,000	238,772
Coca-Cola Bottlers Japan Holdings, Inc.	5,400	88,219
COMSYS Holdings Corp.	2,500	53,080
Concordia Financial Group Ltd.	32,400	212,591
Cosmo Energy Holdings Co. Ltd.	2,800	119,928
CyberAgent, Inc.	6,500	49,096
Dai Nippon Printing Co. Ltd.	5,500	77,954
Daifuku Co. Ltd.	5,800	141,257
Daito Trust Construction Co. Ltd.	3,220	329,773
Daiwa Securities Group, Inc.	56,200	373,489
DMG Mori Co. Ltd.	4,500	87,042
Ebara Corp.	9,500	142,811
Electric Power Development Co. Ltd.	9,300	157,467
Fuji Electric Co. Ltd.	2,575	108,414
Fujikura Ltd.	5,000	180,487
Fukuoka Financial Group, Inc.	5,600	147,209
GMO Payment Gateway, Inc.	800	42,391
Hakuhodo DY Holdings, Inc.	9,700	70,185
Hankyu Hanshin Holdings, Inc.	3,800	102,280
Haseko Corp.	10,400	136,659
Hirose Electric Co. Ltd.	875	100,935
Hitachi Construction Machinery Co. Ltd.	7,500	197,957
Hoshizaki Corp.	2,300	88,776
Hulic Co. Ltd.	22,100	212,369
Idemitsu Kosan Co. Ltd.	42,330	298,071
IHI Corp.	2,000	138,023
Internet Initiative Japan, Inc.	2,300	39,974
Isetan Mitsukoshi Holdings Ltd.	7,000	100,151
Isuzu Motors Ltd.	32,400	436,904
Iwatani Corp.	3,600	35,978
Iyogin Holdings, Inc.	7,000	82,292
J Front Retailing Co. Ltd.	6,800	83,715
Japan Airlines Co. Ltd.	15,000	256,436
Japan Airport Terminal Co. Ltd.	1,300	35,747
Japan Exchange Group, Inc.	24,100	246,173
JFE Holdings, Inc.	32,000	391,494
Kakaku.com, Inc.	5,000	71,336
Kandenko Co. Ltd.	4,000	71,660
Kansai Electric Power Co., Inc.	19,895	235,816
Kansai Paint Co. Ltd.	2,300	32,837
Kawasaki Heavy Industries Ltd.	3,000	179,109
Keio Corp.	3,100	78,920
Keisei Electric Railway Co. Ltd.	5,100	45,956
Kewpie Corp.	2,500	48,816
Kikkoman Corp.	13,400	129,125
Kintetsu Group Holdings Co. Ltd.	4,000	85,328

See Notes to Financial Statements.

42    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International MidCap Dividend Fund (DIM) March 31, 2025
Investments	Shares	Value
Kirin Holdings Co. Ltd.	27,600	$383,436
Kobayashi Pharmaceutical Co. Ltd.	1,400	53,092
Kobe Bussan Co. Ltd.	1,900	44,775
Kobe Steel Ltd.	18,700	216,337
Koei Tecmo Holdings Co. Ltd.	11,420	150,177
Kokusai Electric Corp.	2,000	32,406
Konami Group Corp.	2,000	235,121
Kose Corp.	1,000	41,594
Kuraray Co. Ltd.	9,200	112,739
Kurita Water Industries Ltd.	1,700	52,180
Kyoto Financial Group, Inc.	5,800	88,257
Kyowa Kirin Co. Ltd.	10,900	158,390
Kyudenko Corp.	1,900	61,114
Kyushu Electric Power Co., Inc.	19,100	166,745
Kyushu Railway Co.	7,000	170,857
Lasertec Corp.	900	76,314
Lion Corp.	5,700	67,562
Lixil Corp.	15,000	173,281
Makita Corp.	3,500	115,270
Marui Group Co. Ltd.	8,400	151,637
MatsukiyoCocokara & Co.	8,100	126,776
Mazda Motor Corp.	33,300	209,812
McDonald’s Holdings Co. Japan Ltd.	1,100	42,002
Mebuki Financial Group, Inc.	27,900	135,395
Medipal Holdings Corp.	4,900	76,511
MEIJI Holdings Co. Ltd.	7,500	163,000
MISUMI Group, Inc.	2,800	46,183
Mitsubishi Chemical Group Corp.	47,200	232,623
Mitsubishi Gas Chemical Co., Inc.	7,600	118,188
Mitsubishi Logistics Corp.	10,200	65,958
Mitsubishi Motors Corp.	44,600	121,954
Mitsui Chemicals, Inc.	7,900	176,553
Miura Co. Ltd.	2,100	41,518
MonotaRO Co. Ltd.	4,300	80,442
NGK Insulators Ltd.	6,200	76,101
NH Foods Ltd.	2,100	70,384
NHK Spring Co. Ltd.	5,700	61,216
Nichirei Corp.	7,400	87,960
Nikon Corp.	8,800	87,212
Nippon Express Holdings, Inc.	7,800	141,875
Nippon Sanso Holdings Corp.	4,800	144,892
Nissan Chemical Corp.	4,200	124,815
Nisshin Seifun Group, Inc.	3,700	42,817
Nissin Foods Holdings Co. Ltd.	5,100	104,121
Niterra Co. Ltd.	9,300	281,164
Nitto Denko Corp.	16,700	305,433
NOF Corp.	4,700	63,488
Nomura Real Estate Holdings, Inc.	39,840	232,049
NS Solutions Corp.	4,200	107,682
Obayashi Corp.	32,200	427,209
OBIC Business Consultants Co. Ltd.	1,000	48,475
Odakyu Electric Railway Co. Ltd.	7,900	78,081
Oji Holdings Corp.	34,162	143,282
Investments	Shares	Value
Ono Pharmaceutical Co. Ltd.	19,300	$206,823
Open House Group Co. Ltd.	3,100	115,488
Oracle Corp.	1,900	198,907
Osaka Gas Co. Ltd.	11,100	251,112
Otsuka Corp.	6,200	134,166
Persol Holdings Co. Ltd.	54,200	89,850
Resona Holdings, Inc.	45,200	389,009
Resonac Holdings Corp.	2,700	53,552
Ricoh Co. Ltd.	14,000	147,639
Rinnai Corp.	2,800	64,711
Ryohin Keikaku Co. Ltd.	3,500	95,048
Sankyo Co. Ltd.	16,200	235,460
Sanrio Co. Ltd.	2,600	119,446
Santen Pharmaceutical Co. Ltd.	9,000	85,342
Sanwa Holdings Corp.	8,500	271,075
SBI Holdings, Inc.	12,700	338,265
SCREEN Holdings Co. Ltd.	2,900	186,074
SCSK Corp.	6,400	157,924
Sega Sammy Holdings, Inc.	4,800	92,331
Seibu Holdings, Inc.	2,900	64,035
Seiko Epson Corp.	10,000	159,589
Seino Holdings Co. Ltd.	7,700	118,739
Sekisui Chemical Co. Ltd.	14,000	238,217
SG Holdings Co. Ltd.	20,500	205,082
Shimadzu Corp.	3,500	87,301
Shionogi & Co. Ltd.	22,300	334,933
Socionext, Inc.	2,900	34,607
Sohgo Security Services Co. Ltd.	13,000	97,539
Sojitz Corp.	10,580	232,203
Subaru Corp.	29,500	521,784
Sugi Holdings Co. Ltd.	2,800	52,671
Sumitomo Electric Industries Ltd.	27,812	458,636
Sumitomo Forestry Co. Ltd.	4,900	147,747
Sumitomo Heavy Industries Ltd.	3,900	79,544
Sumitomo Realty & Development Co. Ltd.	6,400	239,369
Sumitomo Rubber Industries Ltd.	9,500	119,624
Sundrug Co. Ltd.	3,700	104,141
Suntory Beverage & Food Ltd.	6,000	198,529
Sysmex Corp.	6,300	119,521
T&D Holdings, Inc.	14,151	300,356
TIS, Inc.	4,000	110,579
Tobu Railway Co. Ltd.	5,200	88,689
Toei Animation Co. Ltd.	1,800	37,314
Toho Co. Ltd.	2,900	143,546
Toho Gas Co. Ltd.	2,000	55,316
Tohoku Electric Power Co., Inc.	8,500	58,660
Tokyo Gas Co. Ltd.	8,100	257,993
Tokyo Tatemono Co. Ltd.	8,200	138,540
Tokyu Corp.	6,100	68,734
Tokyu Fudosan Holdings Corp.	26,000	173,571
Toray Industries, Inc.	36,600	248,667
Tosoh Corp.	14,600	200,489
TOTO Ltd.	3,100	80,703

See Notes to Financial Statements.

WisdomTree Trust    43

Schedule of Investments (continued) WisdomTree International MidCap Dividend Fund (DIM) March 31, 2025
Investments	Shares	Value
Toyo Suisan Kaisha Ltd.	3,400	$199,944
Trend Micro, Inc.	3,130	209,623
Tsuruha Holdings, Inc.	1,200	74,757
USS Co. Ltd.	11,400	106,079
Welcia Holdings Co. Ltd.	4,200	60,736
West Japan Railway Co.	13,400	261,342
Yakult Honsha Co. Ltd.	5,800	110,675
Yamada Holdings Co. Ltd.	29,600	85,253
Yamaha Motor Co. Ltd.	34,680	276,438
Yaoko Co. Ltd.	800	49,159
Yaskawa Electric Corp.	3,900	97,278
Yokogawa Electric Corp.	3,900	75,449
Yokohama Rubber Co. Ltd.	4,900	112,785
Zensho Holdings Co. Ltd.	1,100	59,222
ZOZO, Inc.	23,400	224,236
Total Japan		26,441,370
Jordan – 0.1%
Hikma Pharmaceuticals PLC	6,269	157,707
Luxembourg – 0.1%
Eurofins Scientific SE	1,909	101,497
Macau – 0.1%
Wynn Macau Ltd.	98,400	70,446
Mexico – 0.1%
Fresnillo PLC	6,289	75,980
Netherlands – 3.2%
Aalberts NV	2,602	87,693
Aegon Ltd.	82,524	539,312
Akzo Nobel NV	4,899	299,945
Arcadis NV	1,498	76,053
ASR Nederland NV	12,425	711,071
BE Semiconductor Industries NV	1,655	170,228
CTP NV(a)	10,963	196,107
Euronext NV(a)	3,097	447,277
IMCD NV	821	108,771
JDE Peet’s NV	13,832	302,114
Koninklijke KPN NV	234,390	991,738
Koninklijke Vopak NV	5,482	237,459
SBM Offshore NV	6,338	134,804
Total Netherlands		4,302,572
Nigeria – 0.2%
Airtel Africa PLC(a)	127,788	273,145
Norway – 2.6%
Aker ASA, Class A	3,803	224,541
Frontline PLC	16,666	243,156
Gjensidige Forsikring ASA	16,848	386,709
Mowi ASA	15,332	283,218
Orkla ASA	38,836	425,054
Salmar ASA	6,869	328,628
SpareBank 1 Sor-Norge ASA	14,695	236,300
Storebrand ASA	19,856	250,682
Investments	Shares	Value
Var Energi ASA	233,390	$751,259
Wallenius Wilhelmsen ASA	48,835	337,012
Total Norway		3,466,559
Portugal – 1.0%
Banco Comercial Portugues SA, Class R	734,026	441,801
Galp Energia SGPS SA	21,674	379,981
Jeronimo Martins SGPS SA	22,150	468,958
Navigator Co. SA	34,768	122,960
Total Portugal		1,413,700
Singapore – 3.3%
CapitaLand Investment Ltd.	185,900	378,964
Genting Singapore Ltd.	497,400	277,546
Hafnia Ltd.	86,188	353,436
Keppel Ltd.	83,900	430,705
Sembcorp Industries Ltd.	50,800	239,619
Singapore Airlines Ltd.	280,800	1,418,520
Singapore Exchange Ltd.	45,600	453,591
Singapore Technologies Engineering Ltd.	134,740	680,667
UOL Group Ltd.	25,200	110,804
Venture Corp. Ltd.	9,300	85,451
Total Singapore		4,429,303
Spain – 4.9%
Acciona SA	1,924	251,059
ACS Actividades de Construccion y Servicios SA	10,910	621,658
Banco de Sabadell SA	271,610	757,248
Bankinter SA	53,925	596,769
CIE Automotive SA(b)	4,963	120,623
Fluidra SA	3,406	79,691
Grupo Catalana Occidente SA	4,401	233,182
Indra Sistemas SA	3,992	115,221
Inmobiliaria Colonial Socimi SA	27,548	162,327
Laboratorios Farmaceuticos Rovi SA	1,288	71,652
Logista Integral SA	11,342	359,953
Mapfre SA	233,857	717,925
Merlin Properties Socimi SA	27,451	292,226
Redeia Corp. SA	26,441	530,103
Repsol SA	82,663	1,098,299
Sacyr SA	23,045	79,957
Unicaja Banco SA(a)	153,059	282,061
Vidrala SA	740	73,780
Viscofan SA	1,869	129,007
Total Spain		6,572,741
Sweden – 4.2%
AAK AB	4,440	123,762
AddTech AB, Class B	3,520	102,603
Atrium Ljungberg AB, Class B	2,271	37,394
Avanza Bank Holding AB	6,980	212,143
Axfood AB	9,008	202,487
Beijer Ref AB	2,889	40,437
Billerud Aktiebolag	4,139	42,646
See Notes to Financial Statements.

44    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International MidCap Dividend Fund (DIM) March 31, 2025
Investments	Shares	Value
Fabege AB	7,947	$64,477
Getinge AB, Class B	5,290	113,646
Hemnet Group AB	889	29,453
Hexpol AB	18,878	164,441
Holmen AB, Class B	3,382	133,730
Hufvudstaden AB, Class A	8,241	92,951
Indutrade AB	2,275	62,735
L E Lundbergforetagen AB, Class B	1,219	60,919
Lagercrantz Group AB, Class B	3,631	74,607
Lifco AB, Class B	4,237	149,654
Mycronic AB	1,388	58,034
Nordnet AB publ	10,323	238,418
Saab AB, Class B	4,705	184,381
Sagax AB, Class B	5,384	112,878
Securitas AB, Class B	12,524	176,980
Skanska AB, Class B	11,364	249,904
SKF AB, Class B	12,301	247,610
SSAB AB, Class B	63,317	383,869
SSAB AB, Class A	29,385	181,369
Svenska Cellulosa AB SCA, Class B	12,312	162,095
Sweco AB, Class B	8,354	149,531
Tele2 AB, Class B	55,202	744,904
Telia Co. AB	217,545	785,926
Thule Group AB(a)	3,418	97,996
Trelleborg AB, Class B	4,158	153,900
Wihlborgs Fastigheter AB	11,150	109,612
Total Sweden		5,745,492
Switzerland – 3.9%
Accelleron Industries AG	2,597	119,701
Allreal Holding AG, Registered Shares	428	88,914
Avolta AG	2,386	103,665
Baloise Holding AG, Registered Shares	1,917	401,275
Banque Cantonale Vaudoise, Registered Shares	5,310	578,564
Belimo Holding AG, Registered Shares	210	128,409
BKW AG	1,060	185,223
Cembra Money Bank AG	1,780	200,080
Clariant AG, Registered Shares	9,365	100,821
DKSH Holding AG	1,859	141,198
EFG International AG	14,646	217,186
Flughafen Zurich AG, Registered Shares	913	215,880
Galenica AG(a)	1,711	153,743
Georg Fischer AG, Registered Shares	2,545	184,673
Helvetia Holding AG, Registered Shares	2,144	442,734
Logitech International SA, Registered Shares	2,271	189,740
PSP Swiss Property AG, Registered Shares	1,838	287,100
SFS Group AG	1,265	158,992
SIG Group AG	7,990	147,292
Stadler Rail AG	2,799	65,170
Sulzer AG, Registered Shares	1,499	253,801
Swiss Prime Site AG, Registered Shares	2,867	351,914
Investments	Shares	Value
Swissquote Group Holding SA, Registered Shares	205	$87,445
Temenos AG, Registered Shares	1,113	85,669
VAT Group AG(a)	531	188,933
Vontobel Holding AG, Registered Shares	2,581	186,993
Total Switzerland		5,265,115
United Kingdom – 9.5%
Admiral Group PLC	18,336	674,515
Allfunds Group PLC	10,044	57,177
Auto Trader Group PLC(a)	16,191	155,527
B&M European Value Retail SA	76,952	258,644
Balfour Beatty PLC	14,995	84,000
Barratt Redrow PLC	43,832	239,261
Beazley PLC	16,067	192,246
Bellway PLC	4,119	125,791
Berkeley Group Holdings PLC	1,779	82,297
Big Yellow Group PLC	10,292	123,811
Bridgepoint Group PLC(a)	17,929	74,285
British Land Co. PLC	41,128	196,100
Bunzl PLC	6,534	250,145
Centrica PLC	140,274	270,411
Computacenter PLC	2,744	86,562
ConvaTec Group PLC(a)	56,947	189,053
Cranswick PLC	1,028	65,084
Croda International PLC	3,933	148,387
DCC PLC	3,069	203,810
Derwent London PLC	2,650	63,142
Diploma PLC	3,234	160,543
Direct Line Insurance Group PLC	38,305	139,031
Drax Group PLC	18,012	136,123
Dunelm Group PLC	17,057	195,615
easyJet PLC	5,808	33,158
Games Workshop Group PLC	1,416	255,696
Greggs PLC	3,377	75,757
Halma PLC	2,895	96,445
Hiscox Ltd.	10,460	158,775
Howden Joinery Group PLC	13,319	123,607
IMI PLC	6,501	158,341
Inchcape PLC	15,664	135,463
Informa PLC	30,688	304,764
International Consolidated Airlines Group SA	47,119	158,616
Intertek Group PLC	3,215	207,696
Investec PLC	35,076	216,955
ITV PLC	249,487	253,917
J Sainsbury PLC	95,595	290,212
JD Sports Fashion PLC	37,126	32,538
JET2 PLC	2,641	42,236
Johnson Matthey PLC	8,740	149,362
Kingfisher PLC	61,492	201,046
Land Securities Group PLC	38,930	276,369
LondonMetric Property PLC	102,249	242,048

See Notes to Financial Statements.

WisdomTree Trust    45

Schedule of Investments (concluded) WisdomTree International MidCap Dividend Fund (DIM) March 31, 2025
Investments	Shares	Value
Man Group PLC	61,399	$156,996
Marks & Spencer Group PLC	18,447	84,646
Melrose Industries PLC	12,110	74,263
Pearson PLC	19,883	312,587
Persimmon PLC	10,361	159,345
QinetiQ Group PLC	10,548	52,580
Renishaw PLC	1,515	49,865
Rightmove PLC	9,857	87,228
Rotork PLC	17,820	72,086
RS Group PLC	12,215	88,529
Sage Group PLC	16,680	259,864
Schroders PLC	83,398	374,393
Segro PLC	43,237	385,523
Severn Trent PLC	11,529	376,640
Smith & Nephew PLC	17,168	240,432
Smiths Group PLC	11,840	295,105
Softcat PLC	4,846	98,891
Spectris PLC	2,154	64,447
Spirax Group PLC	1,639	130,740
Subsea 7 SA	8,233	130,982
Tate & Lyle PLC	12,277	82,006
Taylor Wimpey PLC	185,955	259,463
TORM PLC, Class A(b)	10,757	175,683
Unite Group PLC	20,551	215,923
United Utilities Group PLC	27,783	361,657
Weir Group PLC	7,167	214,619
Whitbread PLC	4,594	145,218
WPP PLC	48,210	361,664
Total United Kingdom		12,895,936
United States – 0.1%
Signify NV(a)	7,036	151,550
TOTAL COMMON STOCKS (Cost: $114,228,458)		134,192,070
Investments	Shares	Value
RIGHTS – 0.0%
Belgium – 0.0%
Elia Group SA* (Cost: $0)	1,432	$6,980
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(c) (Cost: $30,707)	30,707	30,707
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
United States – 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c) (Cost: $158,930)	158,930	158,930
TOTAL INVESTMENTS IN SECURITIES – 99.3% (Cost: $114,418,095)		134,388,687
Other Assets less Liabilities – 0.7%		1,010,139
NET ASSETS – 100.0%		$135,398,826

*     Non-income producing security.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at March 31, 2025 (See Note 2). At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $382,381 and the total market value of the collateral held by the Fund was $409,990. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $251,060.

(c)   Rate shown represents annualized 7-day yield as of March 31, 2025.

OTHER ABBREVIATIONS:
CVA	Certificaten van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	4/2/2025	43,266	USD	40,000	EUR	$58	$—
						$58	$—

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$134,192,070	$—	$—	$134,192,070
Rights	6,980	—	—	6,980
Mutual Fund	—	30,707	—	30,707
Investment of Cash Collateral for Securities Loaned	—	158,930	—	158,930
Total Investments in Securities	$134,199,050	$189,637	$—	$134,388,687
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$58	$—	$58
Total — Net	$134,199,050	$189,695	$—	$134,388,745

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

46    WisdomTree Trust

Schedule of Investments WisdomTree International Multifactor Fund (DWMF) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 98.5%
Australia – 8.9%
Aristocrat Leisure Ltd.	3,179	$127,081
ASX Ltd.	4,469	181,405
BHP Group Ltd.	5,587	132,995
Brambles Ltd.	11,736	146,485
Coles Group Ltd.	10,955	133,324
Computershare Ltd.	6,024	146,888
Insurance Australia Group Ltd.	35,220	169,214
Lottery Corp. Ltd.	47,898	142,075
Medibank Pvt Ltd.	74,383	205,802
Northern Star Resources Ltd.	6,451	73,645
Orica Ltd.	12,444	131,748
Origin Energy Ltd.	18,974	124,503
Pro Medicus Ltd.	821	102,214
Qantas Airways Ltd.	17,699	99,814
QBE Insurance Group Ltd.	15,410	210,300
REA Group Ltd.	364	49,800
Rio Tinto Ltd.	1,292	92,982
SGH Ltd.	3,000	92,818
Sonic Healthcare Ltd.	8,250	132,432
Suncorp Group Ltd.	15,237	182,588
Telstra Group Ltd.	55,233	144,902
Total Australia		2,823,015
Austria – 0.7%
Erste Group Bank AG	3,112	214,200
China – 1.1%
BOC Hong Kong Holdings Ltd.	54,000	217,935
Wilmar International Ltd.	47,300	117,889
Total China		335,824
Denmark – 1.7%
AP Moller – Maersk AS, Class B	25	43,382
Danske Bank AS	5,400	175,994
Demant AS*	1,815	60,757
Genmab AS*	285	55,294
Tryg AS	9,032	214,596
Total Denmark		550,023
France – 8.8%
Bouygues SA	4,940	194,291
Bureau Veritas SA	5,293	159,747
Credit Agricole SA	14,698	266,333
Danone SA	2,414	184,723
Dassault Aviation SA	414	136,397
Eiffage SA	1,674	193,935
Engie SA	11,923	232,277
FDJ UNITED(a)	4,279	134,320
Getlink SE	10,889	187,609
Klepierre SA	7,684	256,644
Orange SA	15,842	205,265
Sodexo SA	1,982	127,173
Investments	Shares	Value
Thales SA	650	$172,443
Unibail-Rodamco-Westfield	2,225	187,228
Vinci SA	1,361	170,979
Total France		2,809,364
Germany – 7.8%
CTS Eventim AG & Co. KGaA	770	76,688
Deutsche Telekom AG, Registered Shares	8,942	330,536
E.ON SE	12,604	190,063
Evonik Industries AG	6,579	141,671
Fresenius Medical Care AG	2,756	135,872
Fresenius SE & Co. KGaA*	4,390	186,696
GEA Group AG	2,816	170,039
Hannover Rueck SE	787	233,527
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	357	224,592
Puma SE	2,246	54,321
Rheinmetall AG	58	82,638
RWE AG	3,643	129,939
Siemens Healthineers AG(a)	3,143	168,429
Symrise AG	1,508	155,890
Talanx AG	2,032	212,253
Total Germany		2,493,154
Hong Kong – 2.5%
CK Asset Holdings Ltd.	24,000	97,014
CLP Holdings Ltd.	18,000	146,678
Jardine Matheson Holdings Ltd.	4,300	182,148
Power Assets Holdings Ltd.	16,500	98,827
Sun Hung Kai Properties Ltd.	12,500	118,729
Swire Pacific Ltd., Class A	10,500	92,580
WH Group Ltd.(a)	81,000	74,334
Total Hong Kong		810,310
Ireland – 1.3%
AerCap Holdings NV	1,638	167,355
AIB Group PLC	22,351	143,654
Kerry Group PLC, Class A	1,031	107,805
Total Ireland		418,814
Israel – 1.8%
Check Point Software Technologies Ltd.*	1,341	305,641
Teva Pharmaceutical Industries Ltd., ADR*	13,053	200,625
Wix.com Ltd.*	480	78,422
Total Israel		584,688
Italy – 2.6%
Coca-Cola HBC AG	3,575	161,690
Enel SpA	18,259	147,866
Leonardo SpA	798	38,644
Poste Italiane SpA(a)	12,168	215,954
Snam SpA	25,669	132,954
Terna – Rete Elettrica Nazionale	15,298	138,214
Total Italy		835,322

See Notes to Financial Statements.

WisdomTree Trust    47

Schedule of Investments (continued) WisdomTree International Multifactor Fund (DWMF) March 31, 2025
Investments	Shares	Value
Japan – 19.0%
ANA Holdings, Inc.	19,100	$352,457
Asahi Group Holdings Ltd.	5,100	65,208
Asahi Kasei Corp.	35,500	248,552
Bandai Namco Holdings, Inc.	1,500	50,194
Brother Industries Ltd.	2,700	48,641
Central Japan Railway Co.	5,000	95,426
Daito Trust Construction Co. Ltd.	3,100	317,484
Daiwa House Industry Co. Ltd.	3,800	125,481
East Japan Railway Co.	4,900	96,729
Hoshizaki Corp.	1,100	42,458
Hulic Co. Ltd.	12,700	122,040
Inpex Corp.	6,100	83,929
Japan Airlines Co. Ltd.	6,700	114,542
Kansai Electric Power Co., Inc.	17,730	210,154
Kao Corp.	6,300	272,702
Kirin Holdings Co. Ltd.	21,000	291,745
Konami Group Corp.	2,500	293,901
LY Corp.	92,200	312,163
Makita Corp.	1,000	32,934
McDonald’s Holdings Co. Japan Ltd.	8,900	339,836
MEIJI Holdings Co. Ltd.	14,300	310,786
Nomura Research Institute Ltd.	1,800	58,211
Olympus Corp.	4,100	53,395
Oracle Corp.	3,000	314,063
Osaka Gas Co. Ltd.	3,000	67,868
Otsuka Corp.	4,900	106,035
Otsuka Holdings Co. Ltd.	6,300	326,628
Sekisui Chemical Co. Ltd.	5,100	86,779
Sompo Holdings, Inc.	3,300	99,768
Suntory Beverage & Food Ltd.	7,800	258,088
TIS, Inc.	11,100	306,857
Toho Co. Ltd.	6,200	306,890
Tokyu Corp.	8,900	100,284
West Japan Railway Co.	4,500	87,764
Zensho Holdings Co. Ltd.	800	43,071
Total Japan		6,043,063
Jordan – 0.5%
Hikma Pharmaceuticals PLC	6,256	157,381
Netherlands – 3.3%
Euronext NV(a)	1,814	261,983
EXOR NV	2,435	219,761
Koninklijke Ahold Delhaize NV	4,579	170,942
Koninklijke KPN NV	48,092	203,484
NN Group NV	3,766	208,609
Total Netherlands		1,064,779
Norway – 2.7%
Aker BP ASA	5,862	138,834
DNB Bank ASA	8,808	230,345
Equinor ASA	5,351	141,538
Investments	Shares	Value
Orkla ASA	18,066	$197,729
Telenor ASA	10,921	156,020
Total Norway		864,466
Poland – 0.2%
InPost SA*	3,450	50,310
Portugal – 0.1%
Jeronimo Martins SGPS SA	1,770	37,474
Russia – 0.0%
Evraz PLC*^	17,300	0
Singapore – 3.2%
DBS Group Holdings Ltd.	6,200	214,355
Genting Singapore Ltd.	221,500	123,596
Sembcorp Industries Ltd.	21,400	100,942
Singapore Airlines Ltd.	32,800	165,696
Singapore Exchange Ltd.	22,600	224,806
Singapore Technologies Engineering Ltd.	36,400	183,882
Total Singapore		1,013,277
Spain – 4.3%
Aena SME SA(a)	719	168,225
Banco Bilbao Vizcaya Argentaria SA	15,717	212,983
Banco de Sabadell SA	48,089	134,072
CaixaBank SA	27,333	211,813
Endesa SA	5,747	152,094
Iberdrola SA	10,952	176,746
Redeia Corp. SA	7,574	151,847
Telefonica SA	32,632	153,475
Total Spain		1,361,255
Sweden – 3.4%
Essity AB, Class B	5,153	146,407
Evolution AB(a)	872	64,759
H & M Hennes & Mauritz AB, Class B(b)	4,960	65,104
Securitas AB, Class B	9,028	127,577
Svenska Handelsbanken AB, Class A(b)	14,491	163,230
Swedbank AB, Class A	6,884	156,182
Tele2 AB, Class B	10,279	138,706
Telefonaktiebolaget LM Ericsson, Class B	11,364	87,879
Telia Co. AB	34,483	124,577
Total Sweden		1,074,421
Switzerland – 5.0%
BKW AG	1,409	246,207
Chocoladefabriken Lindt & Spruengli AG	18	242,916
Givaudan SA, Registered Shares	57	244,686
SGS SA, Registered Shares	2,389	237,401
Swisscom AG, Registered Shares	475	273,538
Zurich Insurance Group AG	515	357,982
Total Switzerland		1,602,730
United Kingdom – 14.4%
Associated British Foods PLC	3,865	95,285
AstraZeneca PLC	1,215	176,492
See Notes to Financial Statements.

48    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International Multifactor Fund (DWMF) March 31, 2025
Investments	Shares	Value
Auto Trader Group PLC(a)	10,274	$98,690
Barclays PLC	35,856	133,197
British American Tobacco PLC	3,547	145,681
BT Group PLC	32,945	70,526
Bunzl PLC	3,399	130,126
Centrica PLC	65,778	126,803
CK Hutchison Holdings Ltd.	18,500	104,029
Coca-Cola Europacific Partners PLC	1,834	159,613
Compass Group PLC	6,521	214,886
DCC PLC	1,624	107,848
HSBC Holdings PLC	17,990	202,925
Imperial Brands PLC	5,407	199,951
Informa PLC	11,292	112,141
J Sainsbury PLC	30,622	92,964
Kingfisher PLC	22,704	74,230
London Stock Exchange Group PLC	1,439	212,857
Marks & Spencer Group PLC	15,474	71,004
NatWest Group PLC	25,168	146,770
Next PLC	872	124,766
Pearson PLC	15,037	236,402
Reckitt Benckiser Group PLC	1,899	128,194
RELX PLC	3,028	151,372
Rolls-Royce Holdings PLC*	12,717	122,944
Sage Group PLC	4,668	72,725
Smith & Nephew PLC	12,734	178,335
Smiths Group PLC	5,480	136,586
SSE PLC	6,924	142,458
Tesco PLC	36,368	155,988
Unilever PLC	2,532	150,663
Vodafone Group PLC	113,761	107,044
Whitbread PLC	3,993	126,221
WPP PLC	8,148	61,125
Total United Kingdom		4,570,841
United States – 5.2%
CSL Ltd.	1,014	157,359
GSK PLC	9,892	186,670
Haleon PLC	21,022	106,176
Novartis AG, Registered Shares	2,709	299,574
QIAGEN NV	3,943	156,207
Roche Holding AG	935	306,999
Sanofi SA	2,169	238,794
Shell PLC	4,834	176,266
Spotify Technology SA*	72	39,602
Total United States		1,667,647
TOTAL COMMON STOCKS (Cost: $28,637,033)		31,382,358
Investments	Shares	Value
PREFERRED STOCKS – 0.5%
Germany – 0.5%
Henkel AG & Co. KGaA, 2.22% (Cost: $159,634)	1,941	$154,063
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(c) (Cost: $693)	693	693
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%
United States – 0.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c) (Cost: $208,893)	208,893	208,893
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $29,006,253)		31,746,007
Other Assets less Liabilities – 0.3%		100,493
NET ASSETS – 100.0%		$31,846,500

*     Non-income producing security.

^     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at March 31, 2025 (See Note 2). At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $195,471 and the total market value of the collateral held by the Fund was $208,893.

(c)   Rate shown represents annualized 7-day yield as of March 31, 2025.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	United States dollar
OTHER ABBREVIATIONS:
ADR	American Depositary Receipt

See Notes to Financial Statements.

WisdomTree Trust    49

Schedule of Investments (continued) WisdomTree International Multifactor Fund (DWMF) March 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	4/3/2025	3,318,052	DKK	480,923	USD	$—	$(485)
Bank of America NA	4/3/2025	1,825,356	USD	1,640,990	CHF	—	(29,614)
Bank of America NA	4/3/2025	110,353	USD	196,781	NZD	—	(1,096)
Bank of America NA	4/3/2025	958,641	USD	10,269,225	SEK	—	(63,733)
Bank of America NA	4/3/2025	600,638	USD	808,784	SGD	—	(1,125)
Bank of America NA	5/5/2025	95,790	USD	659,578	DKK	97	—
Citibank NA	4/3/2025	4,898,299	AUD	3,056,219	USD	—	(3,820)
Citibank NA	4/3/2025	7,759,421	EUR	8,390,311	USD	—	(8,143)
Citibank NA	4/3/2025	268,704	USD	426,003	AUD	3,238	—
Citibank NA	4/3/2025	167,813	USD	147,535	CHF	1,039	—
Citibank NA	4/3/2025	56,259	USD	386,685	DKK	269	—
Citibank NA	4/3/2025	778,941	USD	717,921	EUR	3,402	—
Citibank NA	4/3/2025	295,559	USD	229,063	GBP	—	(104)
Citibank NA	4/3/2025	447,179	USD	65,638,677	JPY	8,193	—
Citibank NA	4/3/2025	41,313	USD	444,673	NOK	—	(898)
Citibank NA	4/3/2025	10,145	USD	17,719	NZD	110	—
Citibank NA	4/3/2025	88,132	USD	890,993	SEK	—	(573)
Citibank NA	4/3/2025	55,219	USD	73,478	SGD	549	—
Citibank NA	5/5/2025	1,040,777	USD	1,667,663	AUD	1,296	—
Citibank NA	5/6/2025	1,670,409	USD	1,542,017	EUR	1,631	—
Goldman Sachs	4/3/2025	434,201	AUD	273,810	USD	—	(3,235)
Goldman Sachs	4/3/2025	148,656	CHF	168,792	USD	—	(751)
Goldman Sachs	4/3/2025	985,605	DKK	144,495	USD	—	(1,784)
Goldman Sachs	4/3/2025	291,906	DKK	42,795	USD	—	(528)
Goldman Sachs	4/3/2025	685,533	EUR	749,521	USD	—	(8,969)
Goldman Sachs	4/3/2025	102,360	EUR	111,914	USD	—	(1,339)
Goldman Sachs	4/3/2025	2,697,044	GBP	3,489,213	USD	—	(8,011)
Goldman Sachs	4/3/2025	241,174	GBP	312,722	USD	—	(1,428)
Goldman Sachs	4/3/2025	67,110,743	JPY	453,538	USD	—	(4,707)
Goldman Sachs	4/3/2025	511,835	NOK	48,170	USD	416	—
Goldman Sachs	4/3/2025	210,512	NZD	120,498	USD	—	(1,272)
Goldman Sachs	4/3/2025	9,641,974	SEK	960,464	USD	—	(537)
Goldman Sachs	4/3/2025	866,629	SEK	86,309	USD	—	(30)
Goldman Sachs	4/3/2025	64,711	SGD	48,648	USD	—	(501)
Goldman Sachs	4/3/2025	138,535	USD	219,686	AUD	1,637	—
Goldman Sachs	4/3/2025	291,477	USD	224,790	GBP	1,331	—
Goldman Sachs	4/3/2025	221,029	USD	32,706,014	JPY	2,294	—
Goldman Sachs	4/3/2025	93,927	USD	998,031	NOK	—	(811)
Goldman Sachs	5/6/2025	393,924	USD	3,946,689	SEK	217	—
HSBC Holdings PLC	4/3/2025	815,436	SGD	607,209	USD	—	(497)
HSBC Holdings PLC	4/3/2025	2,922,790	USD	4,699,662	AUD	—	(5,828)
HSBC Holdings PLC	5/6/2025	562,316	USD	753,772	SGD	465	—
JP Morgan Chase & Co.	4/3/2025	98,000	DKK	14,190	USD	—	(1)
JP Morgan Chase & Co.	4/3/2025	41,129	EUR	71,300	AUD	—	(3)
JP Morgan Chase & Co.	4/3/2025	6,000	EUR	6,482	USD	—	(0)^
JP Morgan Chase & Co.	4/3/2025	71,196	EUR	11,500,000	JPY	4	—
JP Morgan Chase & Co.	4/3/2025	7,848	EUR	7,500	CHF	0^	—

See Notes to Financial Statements.

50    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree International Multifactor Fund (DWMF) March 31, 2025
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JP Morgan Chase & Co.	4/3/2025	201,000	NOK	148,443	HKD	$1	$—
JP Morgan Chase & Co.	4/3/2025	3,950	NZD	17,405	HKD	0^	—
JP Morgan Chase & Co.	4/3/2025	124,000	SEK	12,345	USD	—	(1)
JP Morgan Chase & Co.	4/3/2025	2,000	SGD	11,577	HKD	—	(0)^
Morgan Stanley & Co. International	4/3/2025	5,652,324	NOK	536,442	USD	104	—
Morgan Stanley & Co. International	4/3/2025	611,954	USD	4,377,173	DKK	—	(21,840)
Morgan Stanley & Co. International	4/3/2025	8,472,805	USD	8,127,891	EUR	—	(307,405)
Morgan Stanley & Co. International	4/3/2025	4,864,115	USD	730,847,968	JPY	—	(23,730)
Morgan Stanley & Co. International	4/3/2025	449,372	USD	5,056,966	NOK	—	(30,660)
Morgan Stanley & Co. International	5/6/2025	290,599	USD	3,061,917	NOK	—	(57)
UBS AG	4/3/2025	1,608,809	CHF	1,824,377	USD	—	(5,784)
UBS AG	4/3/2025	759,578,005	JPY	5,078,785	USD	1,204	—
UBS AG	4/3/2025	3,214,899	USD	2,550,918	GBP	—	(77,691)
UBS AG	5/6/2025	372,398	USD	327,102	CHF	1,183	—
UBS AG	5/7/2025	2,078,325	USD	309,643,406	JPY	—	(470)
						$28,680	$(617,461)

^ Amount represents less than $1.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0*	$0
Other	31,382,358	—	—	31,382,358
Preferred Stocks	154,063	—	—	154,063
Mutual Fund	—	693	—	693
Investment of Cash Collateral for Securities Loaned	—	208,893	—	208,893
Total Investments in Securities	$31,536,421	$209,586	$0	$31,746,007
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$28,680	$—	$28,680
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(617,461)	$—	$(617,461)
Total – Net	$31,536,421	$(379,195)	$0	$31,157,226

*     Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    51

Schedule of Investments WisdomTree International Quality Dividend Growth Fund (IQDG) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 99.2%
Australia – 6.0%
Ampol Ltd.	140,787	$2,054,670
APA Group	882,937	4,346,597
BlueScope Steel Ltd.	110,079	1,459,717
Brambles Ltd.	327,116	4,082,962
Breville Group Ltd.	30,849	601,697
Champion Iron Ltd.	203,275	615,620
Cochlear Ltd.	9,091	1,485,944
Codan Ltd.	32,202	312,840
Domino’s Pizza Enterprises Ltd.	30,694	489,077
Glencore PLC	2,387,696	8,638,622
GrainCorp Ltd., Class A	82,097	348,391
IDP Education Ltd.	64,847	380,253
Netwealth Group Ltd.	38,684	615,666
Pinnacle Investment Management Group Ltd.	35,492	388,372
Pro Medicus Ltd.	1,890	235,303
REA Group Ltd.	12,231	1,673,355
Sonic Healthcare Ltd.	178,633	2,867,478
Technology One Ltd.	31,943	554,163
Wesfarmers Ltd.	285,527	12,812,463
WiseTech Global Ltd.	12,124	613,698
Total Australia		44,576,888
Austria – 0.6%
Kontron AG	30,973	740,739
Mondi PLC	147,489	2,184,513
Wienerberger AG	40,205	1,332,416
Total Austria		4,257,668
Belgium – 0.8%
Fagron	22,267	455,561
Kinepolis Group NV	8,188	285,683
Melexis NV	19,577	1,095,419
Solvay SA	60,728	2,151,628
Syensqo SA	22,930	1,554,750
Tessenderlo Group SA	23,788	633,402
Total Belgium		6,176,443
Brazil – 0.2%
Yara International ASA	37,672	1,129,661
Chile – 0.3%
Antofagasta PLC	93,824	2,020,610
China – 0.5%
Prosus NV	86,533	3,979,613
Denmark – 4.5%
Chemometec AS	4,807	344,237
Coloplast AS, Class B	43,056	4,508,390
DSV AS	6,942	1,339,310
Novo Nordisk AS, Class B	336,088	22,861,011
Novonesis (Novozymes) B, Class B	46,513	2,700,525
Pandora AS	14,085	2,149,448
Total Denmark		33,902,921
Investments	Shares	Value
Faroe Islands – 0.1%
Bakkafrost P/F	14,445	$679,013
Finland – 1.0%
Cargotec OYJ, Class B	7,365	334,139
Kone OYJ, Class B	126,459	6,944,799
Total Finland		7,278,938
France – 5.8%
Airbus SE	86,860	15,273,032
BioMerieux	9,974	1,230,382
FDJ UNITED(a)	86,213	2,706,280
Gaztransport & Technigaz SA	11,735	1,778,465
Hermes International SCA	6,708	17,470,071
Ipsen SA	10,562	1,213,926
Verallia SA(a)	97,189	3,002,531
Vivendi SE	141,725	422,073
Total France		43,096,760
Georgia – 0.2%
TBC Bank Group PLC	23,465	1,250,872
Germany – 11.5%
AIXTRON SE	35,085	384,105
Daimler Truck Holding AG	363,530	14,576,479
Deutsche Post AG, Registered Shares	509,316	21,720,452
Fielmann Group AG	19,321	873,433
HochTief AG	22,289	3,780,025
Hugo Boss AG	25,903	975,398
Knorr-Bremse AG	34,264	3,092,352
Krones AG	1,952	264,412
Nemetschek SE	6,528	753,105
Rheinmetall AG	4,339	6,182,140
SAP SE	108,983	28,771,623
Schott Pharma AG & Co. KGaA	13,262	337,225
Sixt SE	12,669	1,083,173
Stroeer SE & Co. KGaA	19,817	1,153,801
Suedzucker AG	162,632	2,018,508
Total Germany		85,966,231
Hong Kong – 0.8%
Pacific Basin Shipping Ltd.	1,105,000	245,704
SUNeVision Holdings Ltd.	884,000	778,299
Techtronic Industries Co. Ltd.	299,000	3,583,634
VTech Holdings Ltd.	159,900	1,173,514
Total Hong Kong		5,781,151
Ireland – 0.1%
Kingspan Group PLC	6,460	517,426
Israel – 0.6%
Camtek Ltd.	8,045	459,998
Hilan Ltd.	4,862	296,655
Matrix IT Ltd.	29,676	687,804
Newmed Energy LP	791,684	2,653,144
Sapiens International Corp. NV	10,268	278,813
Total Israel		4,376,414
See Notes to Financial Statements.

52    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International Quality Dividend Growth Fund (IQDG) March 31, 2025
Investments	Shares	Value
Italy – 2.2%
Amplifon SpA	42,472	$856,777
Brunello Cucinelli SpA	7,652	872,857
Carel Industries SpA(a)	11,656	212,281
DiaSorin SpA	9,471	936,098
Ferrari NV	9,534	4,039,124
Maire SpA	44,456	423,789
Moncler SpA	55,199	3,374,831
PRADA SpA	484,400	3,371,369
Prysmian SpA	18,477	1,005,128
Reply SpA	2,818	459,036
Sesa SpA	3,759	276,112
Technogym SpA(a)	71,035	913,879
Total Italy		16,741,281
Japan – 17.3%
Advantest Corp.	37,800	1,635,961
Asics Corp.	61,800	1,299,726
Capcom Co. Ltd.	63,300	1,550,964
Chugai Pharmaceutical Co. Ltd.	189,700	8,624,918
Cosmo Energy Holdings Co. Ltd.	29,400	1,259,242
Create Restaurants Holdings, Inc.	35,700	311,545
CyberAgent, Inc.	82,200	620,870
Daifuku Co. Ltd.	50,600	1,232,347
Daiichi Sankyo Co. Ltd.	224,500	5,270,961
Dentsu Soken, Inc.	20,700	841,621
Dexerials Corp.	48,800	592,459
Dip Corp.(b)	17,300	258,447
Disco Corp.	11,300	2,259,018
Financial Partners Group Co. Ltd.	36,900	567,294
Food & Life Cos. Ltd.	21,400	636,963
Fujikura Ltd.	26,900	971,019
Fujimi, Inc.	43,600	551,633
Fujitsu Ltd.	194,100	3,830,340
Future Corp.	27,500	319,062
GMO Payment Gateway, Inc.	14,200	752,446
Goldwin, Inc.	16,800	927,853
Hoya Corp.	20,700	2,322,763
Internet Initiative Japan, Inc.	28,500	495,329
Japan Material Co. Ltd.	30,400	246,794
Justsystems Corp.	15,000	338,037
Kakaku.com, Inc.	47,200	673,406
Kasumigaseki Capital Co. Ltd.(b)	3,400	290,116
Katitas Co. Ltd.	25,400	335,632
Keyence Corp.	11,400	4,458,152
Kobayashi Pharmaceutical Co. Ltd.	19,000	720,536
Kobe Bussan Co. Ltd.	20,700	487,808
Kotobuki Spirits Co. Ltd.	38,300	622,369
Lasertec Corp.	11,800	1,000,562
Macnica Holdings, Inc.	83,800	1,079,582
Meiko Electronics Co. Ltd.	10,000	457,403
Micronics Japan Co. Ltd.	14,000	325,799
Investments	Shares	Value
MonotaRO Co. Ltd.	22,100	$413,433
Morinaga Milk Industry Co. Ltd.	28,500	593,671
Murata Manufacturing Co. Ltd.	371,700	5,730,603
Nextage Co. Ltd.(b)	40,700	411,790
Nihon Kohden Corp.	50,900	681,946
Nihon M&A Center Holdings, Inc.	181,800	703,177
Nintendo Co. Ltd.	273,900	18,517,647
Nippon Steel Corp.	494,800	10,571,660
Nomura Research Institute Ltd.	57,300	1,853,035
NSD Co. Ltd.	21,300	476,309
Olympus Corp.	85,700	1,116,094
Oracle Corp.	21,200	2,219,379
PAL GROUP Holdings Co. Ltd.	21,300	433,720
Pan Pacific International Holdings Corp.	40,500	1,107,426
Recruit Holdings Co. Ltd.	42,200	2,160,796
Riken Keiki Co. Ltd.	13,500	232,463
Rorze Corp.	21,600	202,292
Round One Corp.	65,800	433,416
Sanrio Co. Ltd.	21,300	978,541
SCREEN Holdings Co. Ltd.	25,000	1,604,086
Shin-Etsu Chemical Co. Ltd.	350,700	9,934,233
Simplex Holdings, Inc.	21,300	397,399
SMS Co. Ltd.	5,500	41,414
Socionext, Inc.	40,500	483,297
Sysmex Corp.	66,000	1,252,120
TechnoPro Holdings, Inc.	41,700	920,222
Tokyo Electron Ltd.	98,600	13,259,636
Tokyo Ohka Kogyo Co. Ltd.	25,500	528,109
Towa Corp.	28,000	278,240
Ulvac, Inc.	17,500	594,958
Yaskawa Electric Corp.	35,000	873,011
ZOZO, Inc.	189,900	1,819,759
Total Japan		128,992,859
Netherlands – 6.6%
ASM International NV	2,605	1,168,903
ASML Holding NV	32,236	21,101,736
Corbion NV	22,473	472,156
Fugro NV	9,951	142,640
Heineken Holding NV	70,158	5,069,997
Koninklijke KPN NV	1,531,996	6,482,098
Universal Music Group NV	349,380	9,597,294
Wolters Kluwer NV	31,765	4,925,570
Total Netherlands		48,960,394
Norway – 1.3%
Aker ASA, Class A	32,273	1,905,503
Borregaard ASA	14,844	241,232
Europris ASA(a)	88,063	702,605
Golden Ocean Group Ltd.	128,312	1,025,799
Kongsberg Gruppen ASA	22,250	3,242,039
Mowi ASA	156,206	2,885,496
Total Norway		10,002,674

See Notes to Financial Statements.

WisdomTree Trust    53

Schedule of Investments (continued) WisdomTree International Quality Dividend Growth Fund (IQDG) March 31, 2025
Investments	Shares	Value
Portugal – 0.7%
Corticeira Amorim SGPS SA	41,474	$358,402
Jeronimo Martins SGPS SA	235,906	4,994,585
Total Portugal		5,352,987
Singapore – 0.0%
iFAST Corp. Ltd.	62,800	346,682
Spain – 5.3%
Acerinox SA	189,202	2,209,306
Amadeus IT Group SA	73,201	5,574,559
Industria de Diseno Textil SA	631,271	31,265,083
Laboratorios Farmaceuticos Rovi SA	9,850	547,959
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	261,136	343,008
Total Spain		39,939,915
Sweden – 5.3%
AddTech AB, Class B	15,558	453,493
Atlas Copco AB, Class A	442,218	7,017,307
Axfood AB	68,904	1,548,867
Beijer Ref AB	23,364	327,023
BioGaia AB, Class B	40,433	443,169
Biotage AB	18,279	174,054
Bravida Holding AB(a)	58,298	526,679
Epiroc AB, Class A	123,359	2,469,611
Epiroc AB, Class B	59,052	1,034,649
EQT AB	128,064	3,878,216
Evolution AB(a)	64,877	4,818,095
Fortnox AB	56,333	487,784
Hemnet Group AB	8,627	285,817
HMS Networks AB	11,141	489,556
Indutrade AB	23,072	636,225
JM AB	28,969	415,281
Lifco AB, Class B	12,422	438,754
Lindab International AB	5,824	112,594
NCAB Group AB	60,448	309,007
New Wave Group AB, Class B	46,515	461,441
Paradox Interactive AB	24,643	446,980
Sandvik AB	300,712	6,286,599
Sectra AB, Class B	16,329	389,080
Securitas AB, Class B	168,624	2,382,871
SkiStar AB	25,049	406,216
Sweco AB, Class B	39,695	710,512
Thule Group AB(a)	36,977	1,060,156
Trelleborg AB, Class B	27,431	1,015,306
Truecaller AB, Class B	70,923	479,052
Vitec Software Group AB, Class B	7,226	392,408
Total Sweden		39,896,802
Switzerland – 5.9%
Belimo Holding AG, Registered Shares	1,079	659,778
Clariant AG, Registered Shares	110,489	1,189,497
Comet Holding AG, Registered Shares	1,642	407,368
Investments	Shares	Value
Geberit AG, Registered Shares	6,918	$4,300,537
Georg Fischer AG, Registered Shares	11,266	817,493
Huber & Suhner AG, Registered Shares	5,984	499,146
Logitech International SA, Registered Shares	25,115	2,098,334
Lonza Group AG, Registered Shares	4,890	2,996,731
SFS Group AG	9,095	1,143,107
Sika AG, Registered Shares	18,740	4,515,816
Sonova Holding AG, Registered Shares	7,342	2,128,537
Stadler Rail AG	8,719	203,008
Straumann Holding AG, Registered Shares	10,384	1,243,498
Sulzer AG, Registered Shares	5,102	863,837
UBS Group AG, Registered Shares	642,972	19,527,163
VAT Group AG(a)	4,425	1,574,445
Total Switzerland		44,168,295
United Kingdom – 9.4%
Admiral Group PLC	103,975	3,824,865
Ashtead Group PLC	45,303	2,424,368
Auto Trader Group PLC(a)	49,181	472,421
B&M European Value Retail SA	694,306	2,333,642
Barratt Redrow PLC	351,792	1,920,286
Bellway PLC	45,246	1,381,775
Bytes Technology Group PLC	18,718	117,177
Compass Group PLC	231,991	7,644,768
Croda International PLC	26,211	988,905
Greggs PLC	13,752	308,502
Hays PLC	139,904	143,201
Howden Joinery Group PLC	102,329	949,664
Imperial Brands PLC	473,282	17,501,971
Inchcape PLC	114,081	986,576
InterContinental Hotels Group PLC	14,455	1,539,642
Intertek Group PLC	16,322	1,054,435
JD Sports Fashion PLC	178,232	156,206
Kainos Group PLC	6,927	59,368
Man Group PLC	417,784	1,068,264
MONY Group PLC	298,877	773,866
Next PLC	25,784	3,689,167
Persimmon PLC	85,278	1,311,515
RELX PLC	272,061	13,600,539
Renishaw PLC	11,353	373,674
Rightmove PLC	76,120	673,615
RS Group PLC	49,363	357,762
Sage Group PLC	146,402	2,280,850
Savills PLC	41,534	511,976
Softcat PLC	35,018	714,604
Spectris PLC	12,463	372,888
Spirax Group PLC	1,002	79,928
Telecom Plus PLC	26,606	597,546
Total United Kingdom		70,213,966

See Notes to Financial Statements.

54    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree International Quality Dividend Growth Fund (IQDG) March 31, 2025
Investments	Shares	Value
United States – 12.2%
BP PLC	7,401,971	$41,665,424
CSL Ltd.	54,718	8,499,831
Experian PLC	63,770	2,936,862
GSK PLC	1,466,931	27,682,123
Roche Holding AG, Bearer Shares	29,880	10,347,818
Total United States		91,132,058
TOTAL COMMON STOCKS (Cost: $696,091,516)		740,738,522
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(c) (Cost: $567,545)	567,545	567,545
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
United States – 0.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c) (Cost: $28,800)	28,800	$28,800
TOTAL INVESTMENTS IN SECURITIES – 99.3% (Cost: $696,687,861)		741,334,867
Other Assets less Liabilities – 0.7%		5,209,935
NET ASSETS – 100.0%		$746,544,802

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at March 31, 2025 (See Note 2). At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $724,857 and the total market value of the collateral held by the Fund was $758,201. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $729,401.

(c)   Rate shown represents annualized 7-day yield as of March 31, 2025.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$740,738,522	$—	$—	$740,738,522
Mutual Fund	—	567,545	—	567,545
Investment of Cash Collateral for Securities Loaned	—	28,800	—	28,800
Total Investments in Securities	$740,738,522	$596,345	$—	$741,334,867

See Notes to Financial Statements.

WisdomTree Trust    55

Schedule of Investments WisdomTree International SmallCap Dividend Fund (DLS) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 99.0%
Australia – 8.8%
Accent Group Ltd.	746,184	$834,647
Acrow Ltd.	665,767	460,509
Adairs Ltd.	338,596	445,202
Amotiv Ltd.	125,262	693,927
AMP Ltd.	1,585,189	1,219,946
ARB Corp. Ltd.	36,004	719,070
AUB Group Ltd.	59,739	1,148,061
Aussie Broadband Ltd.	174,581	434,073
Australian Clinical Labs Ltd.	257,973	479,053
Australian Ethical Investment Ltd.	209,461	770,101
Autosports Group Ltd.	360,719	401,236
Baby Bunting Group Ltd.	224,065	245,742
Beacon Lighting Group Ltd.	207,912	424,958
Bega Cheese Ltd.	161,764	534,257
Bisalloy Steel Group Ltd.	217,685	431,368
Cedar Woods Properties Ltd.	204,707	662,053
Centuria Capital Group	986,575	977,507
Champion Iron Ltd.	365,332	1,106,411
Codan Ltd.	105,266	1,022,650
Collins Foods Ltd.	93,500	499,910
Corporate Travel Management Ltd.	74,606	646,686
Cromwell Property Group	3,857,603	889,430
Dalrymple Bay Infrastructure Ltd.	954,236	2,289,334
Data#3 Ltd.	132,627	599,187
Dicker Data Ltd.(a)	234,120	1,219,656
Domain Holdings Australia Ltd.	336,668	893,725
Domino’s Pizza Enterprises Ltd.	60,827	969,214
Downer EDI Ltd.	422,283	1,426,250
Elders Ltd.	194,164	811,865
EQT Holdings Ltd.	27,584	587,003
EVT Ltd.	137,870	1,143,511
G8 Education Ltd.	996,588	804,226
Gold Road Resources Ltd.	280,688	505,492
GR Engineering Services Ltd.	417,010	753,593
GrainCorp Ltd., Class A	208,181	883,448
Growthpoint Properties Australia Ltd.	1,073,675	1,512,077
GWA Group Ltd.	607,588	882,181
Hansen Technologies Ltd.	178,377	555,778
Helia Group Ltd.	519,421	1,291,472
Helloworld Travel Ltd.	265,261	252,079
Horizon Oil Ltd.	4,123,387	539,593
Iluka Resources Ltd.	185,933	449,553
Imdex Ltd.	256,719	473,524
Infomedia Ltd.	496,875	410,257
Ingenia Communities Group	296,935	1,002,890
Inghams Group Ltd.	540,299	1,053,831
Integral Diagnostics Ltd.	399,437	570,002
IPD Group Ltd.	146,392	335,705
IPH Ltd.	424,068	1,199,731
Investments	Shares	Value
IVE Group Ltd.	369,636	$550,509
Johns Lyng Group Ltd.	159,292	212,422
Jumbo Interactive Ltd.	53,610	351,777
Kogan.com Ltd.	160,652	465,513
Lindsay Australia Ltd.	759,566	338,426
Lovisa Holdings Ltd.	97,402	1,456,705
Lycopodium Ltd.	78,842	522,747
Maas Group Holdings Ltd.	139,755	315,260
Macmahon Holdings Ltd.	2,890,975	495,416
Mader Group Ltd.	103,065	391,130
Magellan Financial Group Ltd.	220,952	1,054,677
Metcash Ltd.	1,348,222	2,654,857
Monadelphous Group Ltd.	81,067	774,424
Monash IVF Group Ltd.	734,361	519,395
Myer Holdings Ltd.	881,478	357,041
MyState Ltd.	482,972	1,167,740
nib holdings Ltd.	443,666	1,893,823
Nick Scali Ltd.	114,242	1,125,512
NRW Holdings Ltd.	628,903	1,077,728
Objective Corp. Ltd.	46,176	434,208
oOh!media Ltd.	459,538	425,246
Orora Ltd.	1,069,416	1,252,844
Paragon Care Ltd.^	1,520,105	355,220
Perenti Ltd.	1,023,512	851,465
Perpetual Ltd.	133,268	1,607,770
Perseus Mining Ltd.	539,308	1,119,112
Pinnacle Investment Management Group Ltd.	149,996	1,641,333
Platinum Asset Management Ltd.	1,159,406	400,979
Propel Funeral Partners Ltd.	83,188	275,263
PWR Holdings Ltd.	53,517	227,775
Ramelius Resources Ltd.	735,988	1,086,955
Redox Ltd.	516,728	911,257
Regal Partners Ltd.	299,529	427,432
Regis Healthcare Ltd.	245,033	1,032,200
Ridley Corp. Ltd.	408,841	657,305
Service Stream Ltd.	703,892	765,410
SG Fleet Group Ltd.	547,911	1,184,765
Shaver Shop Group Ltd.	439,175	351,668
Sigma Healthcare Ltd.(a)	394,644	708,257
SmartGroup Corp. Ltd.	153,373	703,428
Southern Cross Electrical Engineering Ltd.	416,460	430,798
SRG Global Ltd.(a)	1,079,363	793,674
Stanmore Resources Ltd.	1,092,643	1,443,467
Tasmea Ltd.	269,570	430,035
Universal Store Holdings Ltd.	118,888	571,937
Ventia Services Group Pty. Ltd.	1,033,839	2,589,832
Vulcan Steel Ltd.	110,892	543,145
Waypoint REIT Ltd.	688,620	1,016,999
Westgold Resources Ltd.^	206,292	370,227
Total Australia		78,797,082

See Notes to Financial Statements.

56    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International SmallCap Dividend Fund (DLS) March 31, 2025
Investments	Shares	Value
Austria – 0.5%
Kontron AG	51,344	$1,227,925
Oesterreichische Post AG	44,662	1,507,622
Schoeller-Bleckmann Oilfield Equipment AG	35,968	1,377,327
Total Austria		4,112,874
Belgium – 1.5%
Barco NV	77,772	990,470
Bekaert SA	58,714	2,098,030
Cofinimmo SA	73,698	4,860,106
Deceuninck NV	160,350	377,598
Fagron	37,986	777,156
Ion Beam Applications	24,840	291,934
Kinepolis Group NV	14,279	498,201
Recticel SA(a)	46,849	513,148
Tessenderlo Group SA(a)	56,223	1,497,047
Xior Student Housing NV	47,241	1,403,318
Total Belgium		13,307,008
China – 0.3%
Kerry Logistics Network Ltd.	1,138,500	1,002,368
Morimatsu International Holdings Co. Ltd.	840,000	669,383
VSTECS Holdings Ltd.(a)	1,756,000	1,503,150
Total China		3,174,901
Denmark – 1.7%
Cementir Holding NV	138,948	1,996,220
Chemometec AS	8,366	599,103
Matas AS	20,522	392,214
Spar Nord Bank AS^	149,220	4,504,665
Sydbank AS	131,954	8,249,632
Total Denmark		15,741,834
Finland – 2.3%
Aktia Bank OYJ	46,062	550,304
Anora Group OYJ	174,684	677,411
Harvia OYJ	13,890	655,674
Kamux Corp.(a)	133,834	350,576
Lassila & Tikanoja OYJ	15,756	142,454
Mandatum OYJ	727,948	4,397,156
Marimekko OYJ	34,801	480,427
Nokian Renkaat OYJ(a)	179,487	1,253,253
Oma Saastopankki OYJ	53,580	503,531
Outokumpu OYJ	666,491	2,498,206
Puuilo OYJ	119,760	1,470,878
Raisio OYJ, Class V	253,172	653,609
Sanoma OYJ	100,039	966,076
Talenom OYJ	76,647	258,318
Terveystalo OYJ(b)	76,527	948,989
TietoEVRY OYJ	190,822	3,295,955
Tokmanni Group Corp.	103,730	1,419,663
Total Finland		20,522,480
Investments	Shares	Value
France – 3.0%
ABC arbitrage	132,584	$816,339
Bonduelle SCA(a)	27,038	225,474
Catana Group(a)	67,275	318,297
Cie des Alpes	68,661	1,091,748
Coface SA	297,484	5,684,547
Derichebourg SA	143,217	835,397
Etablissements Maurel & Prom SA	231,117	1,210,816
Fnac Darty SA	16,218	487,895
Forvia SE	250,521	2,032,844
GL Events SACA	31,458	705,105
IPSOS SA	48,386	2,177,426
Manitou BF SA	51,838	1,002,318
Mersen SA	31,290	619,882
Metropole Television SA	142,530	2,133,899
Opmobility	210,350	2,071,112
Quadient SA	28,109	473,668
Television Francaise 1 SA	208,313	2,018,428
Vicat SACA	53,194	2,855,771
Total France		26,760,966
Georgia – 0.8%
Lion Finance Group PLC	48,176	3,395,203
TBC Bank Group PLC	70,045	3,733,959
Total Georgia		7,129,162
Germany – 3.1%
7C Solarparken AG(a)	89,445	200,967
AIXTRON SE	80,437	880,611
Bilfinger SE	34,399	2,459,848
Cancom SE	39,611	960,159
Dermapharm Holding SE	35,660	1,404,052
Deutz AG	158,942	1,157,185
Duerr AG	52,764	1,318,881
ElringKlinger AG	40,182	203,785
GFT Technologies SE	10,278	248,692
Hamborner REIT AG(a)	105,482	682,511
Indus Holding AG	38,388	1,009,715
Instone Real Estate Group SE(b)	50,377	435,338
Jenoptik AG	17,122	353,073
Lanxess AG	14,354	431,200
M1 Kliniken AG	30,478	490,543
MLP SE	99,469	814,444
Norma Group SE	30,367	417,247
PNE AG(a)	25,936	396,147
RENK Group AG^	44,138	2,113,323
SAF-Holland SE	74,053	1,302,271
Sirius Real Estate Ltd.	2,503,028	2,730,013
SMA Solar Technology AG(a)	42,939	697,596
Suedzucker AG(a)	437,250	5,426,930
Wacker Neuson SE	89,228	2,009,609
Total Germany		28,144,140
See Notes to Financial Statements.

WisdomTree Trust    57

Schedule of Investments (continued) WisdomTree International SmallCap Dividend Fund (DLS) March 31, 2025
Investments	Shares	Value
Hong Kong – 3.7%
Cafe de Coral Holdings Ltd.	1,324,000	$1,249,073
Dah Sing Banking Group Ltd.	707,200	778,981
Dah Sing Financial Holdings Ltd.	422,629	1,578,008
Guotai Junan International Holdings Ltd.	5,780,000	787,476
Hang Lung Group Ltd.	1,903,000	2,798,134
Hutchison Telecommunications Hong Kong Holdings Ltd.	6,538,000	806,714
Johnson Electric Holdings Ltd.	1,055,000	2,123,479
Luk Fook Holdings International Ltd.	1,002,000	1,970,438
Nissin Foods Co. Ltd.(a)	994,000	780,605
Pacific Basin Shipping Ltd.	4,217,000	937,677
Stella International Holdings Ltd.	1,861,000	4,142,838
SUNeVision Holdings Ltd.(a)	1,715,000	1,509,935
Swire Pacific Ltd., Class B	2,420,000	3,365,474
Tam Jai International Co. Ltd.	6,345,000	1,206,971
United Laboratories International Holdings Ltd.	1,888,000	3,547,750
Vitasoy International Holdings Ltd.	518,000	668,447
Viva Goods Company Ltd.	7,272,000	429,947
VTech Holdings Ltd.	610,900	4,483,425
Total Hong Kong		33,165,372
Indonesia – 0.9%
Bumitama Agri Ltd.	1,244,700	819,552
First Pacific Co. Ltd.	6,222,000	3,766,644
First Resources Ltd.	1,248,300	1,625,270
Nickel Industries Ltd.	4,280,484	1,587,093
Total Indonesia		7,798,559
Ireland – 0.5%
C&C Group PLC	230,897	385,055
Cairn Homes PLC	659,676	1,361,032
Dalata Hotel Group PLC	177,958	997,676
Kenmare Resources PLC	211,982	1,054,789
Origin Enterprises PLC	169,719	572,908
Uniphar PLC^	140,175	411,098
Total Ireland		4,782,558
Israel – 5.1%
Altshuler Shaham Finance Ltd.	501,051	705,810
Amot Investments Ltd.	530,385	2,555,901
Ashdod Refinery Ltd.(a)	46,026	659,334
Ashtrom Group Ltd.^†	1	7
AudioCodes Ltd.	43,227	401,888
Aura Investments Ltd.(a)	69,608	310,224
Automatic Bank Services Ltd.	98,505	654,947
Electra Real Estate Ltd.(a)	27,278	310,404
Energix-Renewable Energies Ltd.(a)	243,888	662,897
FIBI Holdings Ltd.	49,377	2,586,134
Fox Wizel Ltd.	13,403	1,087,502
Gav-Yam Lands Corp. Ltd.	74,199	567,400
Harel Insurance Investments & Financial Services Ltd.	268,728	4,260,625
Hilan Ltd.	10,972	669,457
Investments	Shares	Value
IDI Insurance Co. Ltd.	32,061	$1,340,266
Israel Canada TR Ltd.	141,412	439,002
Isramco Negev 2 LP	3,175,031	1,729,380
Magic Software Enterprises Ltd.	69,043	884,770
Matrix IT Ltd.	65,064	1,507,997
Max Stock Ltd.	194,585	699,617
Maytronics Ltd.(a)	173,818	179,557
Mediterranean Towers Ltd.	218,926	670,826
Mega Or Holdings Ltd.	25,219	726,739
MENIF – Financial Services Ltd.	98,198	447,917
Menora Mivtachim Holdings Ltd.	54,680	2,728,902
Migdal Insurance & Financial Holdings Ltd.	291,250	525,851
Mivne Real Estate KD Ltd.	324,462	863,706
Next Vision Stabilized Systems Ltd.	66,489	1,512,480
Oil Refineries Ltd.	7,170,036	1,698,746
One Software Technologies Ltd.	66,951	1,232,511
Paz Retail & Energy Ltd.†	1	75
Plus500 Ltd.	129,417	4,583,717
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	24,244	1,734,247
Ratio Energies Finance LP	439,964	437,727
Retailors Ltd.	37,412	808,078
Sapiens International Corp. NV	22,511	611,254
Shufersal Ltd.	119,567	1,126,390
Sisram Medical Ltd.(a)(b)	586,800	361,268
Strauss Group Ltd.	96,185	2,013,021
Tamar Petroleum Ltd.(b)	117,387	946,164
Tel Aviv Stock Exchange Ltd.	43,117	504,870
Total Israel		45,747,608
Italy – 4.3%
Alerion Cleanpower SpA	48,375	723,205
Anima Holding SpA(b)	434,793	3,280,601
Arnoldo Mondadori Editore SpA	512,098	1,178,249
Ascopiave SpA	283,438	936,880
Banca IFIS SpA	104,360	2,419,180
Cairo Communication SpA	341,528	1,055,108
Carel Industries SpA(b)	36,905	672,120
d’Amico International Shipping SA	176,238	638,699
Danieli & C Officine Meccaniche SpA	21,275	681,395
Danieli & C Officine Meccaniche SpA, RSP	11,016	282,018
Datalogic SpA	87,267	422,311
El.En. SpA	48,129	476,739
Enav SpA(b)	874,274	3,445,139
Ferretti SpA(a)	274,912	740,915
Fiera Milano SpA	116,257	625,393
Illimity Bank SpA(a)	139,257	523,481
IMMSI SpA	653,296	363,431
Industrie De Nora SpA(a)	54,865	368,333
Intercos SpA	40,960	570,761
Italian Sea Group SpA	82,824	541,272
Iveco Group NV	133,567	2,174,287

See Notes to Financial Statements.

58    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International SmallCap Dividend Fund (DLS) March 31, 2025
Investments	Shares	Value
Maire SpA	287,203	$2,737,840
MARR SpA	82,107	861,200
MFE-MediaForEurope NV, Class A	570,271	2,061,160
Orsero SpA	19,643	254,196
OVS SpA(b)	236,149	807,609
Piaggio & C SpA	612,805	1,263,667
RAI Way SpA(b)	408,930	2,566,430
Sanlorenzo SpA	19,600	609,752
Sesa SpA(a)	7,182	527,544
Sogefi SpA(a)	414,371	812,848
Technogym SpA(b)	170,333	2,191,366
Wiit SpA	21,977	335,203
Zignago Vetro SpA(a)	131,859	1,240,602
Total Italy		38,388,934
Japan – 28.0%
77 Bank Ltd.	38,800	1,233,225
Adastria Co. Ltd.	16,100	306,626
ADEKA Corp.	45,201	812,796
Aeon Delight Co. Ltd.	18,300	659,603
Ai Holdings Corp.	35,700	495,369
Aica Kogyo Co. Ltd.	67,100	1,479,395
Aisan Industry Co. Ltd.	61,900	867,610
AIT Corp.	35,600	400,899
Alinco, Inc.	3,700	25,114
Alleanza Holdings Co. Ltd.(a)	21,200	144,462
Alps Alpine Co. Ltd.	80,000	813,695
Amano Corp.	54,500	1,451,244
Anritsu Corp.	53,500	480,835
AOKI Holdings, Inc.	30,000	261,402
Aoyama Trading Co. Ltd.	59,400	807,942
Arcs Co. Ltd.	40,600	789,520
ARE Holdings, Inc.	62,000	821,332
Ariake Japan Co. Ltd.	13,700	566,176
Artience Co. Ltd.	23,500	484,803
As One Corp.	24,600	381,239
Asanuma Corp.	144,000	672,141
ASKUL Corp.	31,500	321,024
Autobacs Seven Co. Ltd.	40,403	407,704
Bando Chemical Industries Ltd.	67,600	744,983
Baroque Japan Ltd.	91,500	427,090
Bunka Shutter Co. Ltd.	41,600	522,434
C Uyemura & Co. Ltd.	8,300	556,701
Canon Electronics, Inc.	21,100	351,055
Casio Computer Co. Ltd.	131,000	1,070,058
Central Glass Co. Ltd.	15,100	327,668
Chori Co. Ltd.	28,500	573,659
Chugin Financial Group, Inc.	127,100	1,419,399
Chugoku Electric Power Co., Inc.	223,500	1,285,342
Chugoku Marine Paints Ltd.	32,700	461,832
Citizen Watch Co. Ltd.	175,700	1,048,043
Computer Engineering & Consulting Ltd.	13,700	212,728
Daicel Corp.	205,900	1,786,514
Investments	Shares	Value
Dai-Dan Co. Ltd.	26,500	$657,449
Daido Steel Co. Ltd.	149,155	1,186,936
Daiei Kankyo Co. Ltd.	26,000	495,172
Daihen Corp.	13,700	579,918
Daiichikosho Co. Ltd.	49,000	563,759
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	12,800	257,215
Daio Paper Corp.	39,800	219,041
Daiseki Co. Ltd.	13,700	341,721
Daishi Hokuetsu Financial Group, Inc.	39,080	824,511
Daiwabo Holdings Co. Ltd.	47,000	794,700
DCM Holdings Co. Ltd.	58,700	546,019
Denka Co. Ltd.	42,600	608,917
Dentsu Soken, Inc.	21,800	886,345
Dexerials Corp.	67,600	820,702
DIC Corp.	42,100	856,414
Dip Corp.	13,700	204,666
Dowa Holdings Co. Ltd.	17,200	532,425
DTS Corp.	28,100	750,699
Eagle Industry Co. Ltd.	48,900	640,271
Earth Corp.	13,700	474,562
EDION Corp.	43,400	544,459
Eiken Chemical Co. Ltd.	9,700	146,985
Elecom Co. Ltd.	28,000	309,509
en Japan, Inc.	15,300	168,102
ES-Con Japan Ltd.	94,900	646,036
Exedy Corp.	22,100	648,783
EXEO Group, Inc.	114,400	1,285,221
Ezaki Glico Co. Ltd.	16,900	522,686
Feed One Co. Ltd.	30,600	178,640
Financial Partners Group Co. Ltd.	79,800	1,226,830
Food & Life Cos. Ltd.	15,400	458,375
FP Corp.	17,200	324,470
FP Partner, Inc.(a)	11,100	189,726
France Bed Holdings Co. Ltd.	32,300	281,658
Fudo Tetra Corp.	26,900	400,244
Fuji Corp. Ltd.	95,100	441,349
Fuji Oil Co. Ltd.	27,200	556,951
Fuji Pharma Co. Ltd.	45,000	402,033
Fuji Seal International, Inc.	36,800	643,274
Fujimi, Inc.	30,123	381,120
Fujitec Co. Ltd.	49,400	1,951,356
Fukuda Denshi Co. Ltd.	12,700	542,684
Fukuyama Transporting Co. Ltd.	14,800	357,777
Funai Soken Holdings, Inc.	31,900	491,065
Furukawa Electric Co. Ltd.	18,800	619,794
Furyu Corp.	23,900	154,230
Futaba Industrial Co. Ltd.	43,800	227,875
Future Corp.	40,700	472,211
Gecoss Corp.	83,100	576,265
Glory Ltd.	26,177	459,682
Godo Steel Ltd.	17,900	462,642

See Notes to Financial Statements.

WisdomTree Trust    59

Schedule of Investments (continued) WisdomTree International SmallCap Dividend Fund (DLS) March 31, 2025
Investments	Shares	Value
Goldwin, Inc.	15,100	$833,963
GS Yuasa Corp.	26,100	415,830
Gunma Bank Ltd.	254,200	2,093,402
H2O Retailing Corp.	47,300	715,162
Hakuto Co. Ltd.	28,200	776,000
Hanwa Co. Ltd.	24,300	794,617
Hazama Ando Corp.	136,400	1,245,970
Heiwa Corp.	46,519	729,173
Heiwa Real Estate Co. Ltd.	18,800	590,879
Hirogin Holdings, Inc.	163,100	1,321,356
Hochiki Corp.	24,000	403,798
Hogy Medical Co. Ltd.	13,700	439,749
Hokkaido Electric Power Co., Inc.	72,100	367,009
Hokkaido Gas Co. Ltd.	109,400	370,178
Horiba Ltd.	24,500	1,629,674
House Foods Group, Inc.	45,200	823,206
HU Group Holdings, Inc.	42,900	787,342
Hyakujushi Bank Ltd.	22,700	527,501
Ichibanya Co. Ltd.	76,500	474,224
Ichigo, Inc.	162,600	419,711
IDOM, Inc.	51,500	411,201
Iino Kaiun Kaisha Ltd.	114,000	760,051
Inaba Denki Sangyo Co. Ltd.	46,500	1,181,624
Inabata & Co. Ltd.	40,600	860,653
Itochu Enex Co. Ltd.	81,201	870,437
Itoham Yonekyu Holdings, Inc.	33,200	929,129
Izumi Co. Ltd.	28,100	594,546
JAC Recruitment Co. Ltd.	161,200	869,924
Japan Aviation Electronics Industry Ltd.	36,000	628,086
Japan Lifeline Co. Ltd.	51,800	529,292
Japan Securities Finance Co. Ltd.	40,700	486,092
Japan Steel Works Ltd.	19,000	665,267
Japan Transcity Corp.	40,700	241,685
Jeol Ltd.	12,200	373,653
Joyful Honda Co. Ltd.	57,600	771,518
JTEKT Corp.	233,300	1,759,033
Juroku Financial Group, Inc.	29,100	939,902
JVCKenwood Corp.	62,900	528,723
Kaga Electronics Co. Ltd.	41,200	743,330
Kagome Co. Ltd.	19,300	379,121
Kamigumi Co. Ltd.	66,500	1,553,772
Kanamoto Co. Ltd.	13,500	292,497
Kaneka Corp.	24,500	623,887
Kanematsu Corp.	67,500	1,136,586
Katitas Co. Ltd.	19,800	261,634
Kato Sangyo Co. Ltd.	25,900	853,865
Keihan Holdings Co. Ltd.	36,900	803,440
Keikyu Corp.	94,500	956,122
KH Neochem Co. Ltd.	14,600	245,839
Ki-Star Real Estate Co. Ltd.	2,800	84,820
Kitz Corp.	63,700	495,833
Investments	Shares	Value
Koatsu Gas Kogyo Co. Ltd.	28,200	$167,458
Kojima Co. Ltd.	23,000	165,648
Kokuyo Co. Ltd.	67,400	1,286,342
KOMEDA Holdings Co. Ltd.	34,100	652,857
Komeri Co. Ltd.	25,500	504,748
Konoike Transport Co. Ltd.	19,500	349,993
Krosaki Harima Corp.	29,200	499,880
K’s Holdings Corp.	74,200	675,560
Kumagai Gumi Co. Ltd.	22,700	611,749
Kumiai Chemical Industry Co. Ltd.	56,800	314,500
Kurabo Industries Ltd.	13,495	537,851
Kureha Corp.	26,400	486,901
KYB Corp.	51,000	1,002,334
Kyoei Steel Ltd.	40,700	511,948
Kyokuto Kaihatsu Kogyo Co. Ltd.	38,200	605,161
Kyorin Pharmaceutical Co. Ltd.	29,690	298,210
LEC, Inc.	13,700	108,929
Leopalace21 Corp.	135,100	527,607
Life Corp.	45,400	586,854
Lintec Corp.	30,630	564,506
Mabuchi Motor Co. Ltd.	90,700	1,389,553
Macnica Holdings, Inc.	133,400	1,718,571
Makino Milling Machine Co. Ltd.	10,900	850,629
Mani, Inc.	17,800	155,634
Marubun Corp.	5,300	35,088
Maruha Nichiro Corp.	39,700	865,733
Maruzen Showa Unyu Co. Ltd.	7,700	309,462
Matsui Securities Co. Ltd.	402,440	2,050,684
Max Co. Ltd.	38,800	1,101,418
MCJ Co. Ltd.	48,900	444,724
Megmilk Snow Brand Co. Ltd.	24,800	425,385
MEITEC Group Holdings, Inc.	109,000	2,125,478
Micronics Japan Co. Ltd.	14,100	328,126
Mirait One Corp.	52,800	769,014
Mirarth Holdings, Inc.	134,500	455,109
Mitsubishi Materials Corp.	92,200	1,506,558
Mitsubishi Shokuhin Co. Ltd.	26,600	872,496
Mitsuboshi Belting Ltd.	40,700	1,016,547
Mitsui DM Sugar Co. Ltd.	34,900	787,666
Mitsui Mining & Smelting Co. Ltd.	32,364	940,361
Mitsui-Soko Holdings Co. Ltd.	5,800	308,733
Mizuho Medy Co. Ltd.	31,900	322,541
Mizuno Corp.	40,500	701,993
Mochida Pharmaceutical Co. Ltd.	13,600	289,207
Monex Group, Inc.	202,500	953,324
Morinaga & Co. Ltd.	28,800	482,439
Morinaga Milk Industry Co. Ltd.	30,500	635,332
Musashi Seimitsu Industry Co. Ltd.	33,400	546,318
Musashino Bank Ltd.	29,800	649,646
Nagase & Co. Ltd.	52,800	936,905
Nagoya Railroad Co. Ltd.	55,000	641,066
Nakayama Steel Works Ltd.	65,200	322,643

See Notes to Financial Statements.

60    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International SmallCap Dividend Fund (DLS) March 31, 2025
Investments	Shares	Value
Nankai Electric Railway Co. Ltd.	57,900	$948,803
Nanto Bank Ltd.	13,900	367,159
Nichias Corp.	31,600	975,217
Nichicon Corp.	19,100	156,335
Nichiha Corp.	26,200	521,407
Nifco, Inc.	31,100	744,953
Nihon Kohden Corp.	37,500	502,416
Nihon M&A Center Holdings, Inc.	156,400	604,934
Nihon Nohyaku Co. Ltd.	25,100	124,543
Nikkon Holdings Co. Ltd.	80,000	1,440,150
Nippn Corp.	65,000	943,226
Nippon Air Conditioning Services Co. Ltd.	62,200	413,863
Nippon Carbon Co. Ltd.	10,500	292,798
Nippon Denko Co. Ltd.	20,400	38,197
Nippon Electric Glass Co. Ltd.	61,700	1,438,731
Nippon Gas Co. Ltd.	127,500	1,902,183
Nippon Kanzai Holdings Co. Ltd.	33,400	592,999
Nippon Kayaku Co. Ltd.	82,399	778,035
Nippon Road Co. Ltd.	19,100	241,528
Nippon Shinyaku Co. Ltd.	31,100	790,706
Nippon Shokubai Co. Ltd.	62,400	726,901
Nippon Soda Co. Ltd.	50,400	978,408
Nippon Yakin Kogyo Co. Ltd.	14,900	414,498
Nipro Corp.	52,800	479,663
Nishimatsu Construction Co. Ltd.	22,600	725,425
Nishi-Nippon Railroad Co. Ltd.	12,200	175,405
Nishio Holdings Co. Ltd.	15,200	424,876
Nisshin Oillio Group Ltd.	20,500	660,760
Nissin Corp.	13,600	431,537
Nissui Corp.	160,800	970,671
Nitto Kogyo Corp.	58,600	1,220,670
Noevir Holdings Co. Ltd.	32,300	923,382
Nohmi Bosai Ltd.	12,200	261,067
Nomura Micro Science Co. Ltd.	13,700	220,149
Noritake Co. Ltd.	31,600	739,601
North Pacific Bank Ltd.	161,900	559,732
NS United Kaiun Kaisha Ltd.	22,300	597,242
NSD Co. Ltd.	52,400	1,171,764
NSK Ltd.	420,700	1,794,882
NTN Corp.	197,400	320,244
Obara Group, Inc.	10,700	234,335
Ogaki Kyoritsu Bank Ltd.	46,500	738,826
Ohsho Food Service Corp.	21,300	457,934
Okamura Corp.	65,800	865,512
Okinawa Cellular Telephone Co.	39,900	1,139,314
OKUMA Corp.	28,800	656,734
Okumura Corp.	26,900	763,612
Onward Holdings Co. Ltd.	89,400	323,428
Open Up Group, Inc.	40,700	513,309
Organo Corp.	13,700	583,583
Osaka Soda Co. Ltd.	20,300	220,457
OSG Corp.	47,300	515,891
Investments	Shares	Value
PAL GROUP Holdings Co. Ltd.	16,100	$327,835
PALTAC Corp.	16,300	433,715
Paramount Bed Holdings Co. Ltd.	31,400	521,584
Penta-Ocean Construction Co. Ltd.	121,700	578,795
PHC Holdings Corp.	72,100	492,270
Pigeon Corp.	65,500	805,281
PILLAR Corp.	17,700	393,557
Pilot Corp.	13,700	379,924
Pola Orbis Holdings, Inc.	155,200	1,320,663
Press Kogyo Co. Ltd.	126,100	471,378
Prima Meat Packers Ltd.	40,700	604,757
Raito Kogyo Co. Ltd.	12,000	197,566
Relo Group, Inc.	63,200	782,921
Rengo Co. Ltd.	99,200	525,586
Resorttrust, Inc.	81,200	788,162
Restar Corp.	17,100	261,863
Riso Kagaku Corp.	48,400	403,279
Roland Corp.	13,700	344,928
Rorze Corp.	23,800	222,896
Round One Corp.	67,800	446,590
Ryobi Ltd.	13,700	205,033
S Foods, Inc.	21,300	354,383
Sakai Chemical Industry Co. Ltd.	19,300	349,630
Sakai Moving Service Co. Ltd.	23,200	386,925
San-A Co. Ltd.	30,500	640,431
San-Ai Obbli Co. Ltd.	61,700	710,495
Sangetsu Corp.	52,700	1,024,820
San-In Godo Bank Ltd.	103,400	896,816
Sanki Engineering Co. Ltd.	68,500	1,545,991
Sankyu, Inc.	36,800	1,509,012
Sanshin Electronics Co. Ltd.	28,300	388,524
Santec Holdings Corp.	8,600	279,210
Sanyo Chemical Industries Ltd.	13,700	357,296
Sanyo Denki Co. Ltd.	1,600	99,933
Sawai Group Holdings Co. Ltd.	40,700	539,301
Scroll Corp.	69,900	472,575
Seika Corp.	14,400	416,477
Seikitokyu Kogyo Co. Ltd.	60,400	611,109
Seiko Group Corp.	13,700	378,825
Seiren Co. Ltd.	27,300	447,272
Senko Group Holdings Co. Ltd.	54,800	552,617
Senshu Electric Co. Ltd.	9,800	282,453
Senshu Ikeda Holdings, Inc.	148,700	432,557
Seria Co. Ltd.	19,200	321,755
Seven Bank Ltd.	746,500	1,397,753
Shibaura Machine Co. Ltd.	13,700	328,437
Shibaura Mechatronics Corp.	4,100	193,019
Shikoku Electric Power Co., Inc.	165,700	1,282,585
Shin Nippon Air Technologies Co. Ltd.	27,000	315,247
Shinagawa Refractories Co. Ltd.	23,100	261,678
Shin-Etsu Polymer Co. Ltd.	54,000	542,022
Ship Healthcare Holdings, Inc.	19,700	264,002
See Notes to Financial Statements.

WisdomTree Trust    61

Schedule of Investments (continued) WisdomTree International SmallCap Dividend Fund (DLS) March 31, 2025
Investments	Shares	Value
Shizuoka Gas Co. Ltd.	92,700	$701,108
SHO-BOND Holdings Co. Ltd.	47,000	1,500,140
Shoei Co. Ltd.	24,100	273,812
Sinfonia Technology Co. Ltd.	8,800	351,906
SKY Perfect JSAT Holdings, Inc.	148,600	1,165,627
Sotetsu Holdings, Inc.	38,800	567,963
Star Micronics Co. Ltd.	18,000	233,275
Starts Corp., Inc.	40,600	1,065,635
Sumida Corp.	49,400	319,775
Sumitomo Bakelite Co. Ltd.	39,000	868,724
Sumitomo Mitsui Construction Co. Ltd.	23,100	64,416
Sumitomo Osaka Cement Co. Ltd.	13,900	334,626
Sumitomo Riko Co. Ltd.	48,300	562,003
Sun Frontier Fudousan Co. Ltd.	38,400	503,047
Sun-Wa Technos Corp.	2,600	36,929
Suruga Bank Ltd.	90,900	816,969
Suzuden Corp.	7,100	89,830
Suzuken Co. Ltd.	19,100	630,962
SWCC Corp.	8,100	335,288
Systena Corp.	290,500	701,287
T Hasegawa Co. Ltd.	16,400	308,610
Tachibana Eletech Co. Ltd.	15,400	247,467
Tachi-S Co. Ltd.	40,500	465,016
Taiheiyo Cement Corp.	47,200	1,230,028
Taikisha Ltd.	31,200	476,951
Taiyo Holdings Co. Ltd.	29,200	941,180
Takara Holdings, Inc.	76,300	584,470
Takara Standard Co. Ltd.	54,000	634,466
Takasago Thermal Engineering Co. Ltd.	56,400	2,093,974
Takashimaya Co. Ltd.	89,300	722,569
Takeuchi Manufacturing Co. Ltd.	32,200	1,096,014
Takuma Co. Ltd.	43,000	527,651
Tama Home Co. Ltd.(a)	25,800	623,693
Tamron Co. Ltd.	29,900	691,815
Tayca Corp.	13,700	122,122
TechnoPro Holdings, Inc.	39,100	862,846
Teijin Ltd.	35,800	313,735
Teikoku Electric Manufacturing Co. Ltd.	14,100	275,607
TKC Corp.	25,900	666,812
Toagosei Co. Ltd.	85,800	809,575
Tocalo Co. Ltd.	57,900	642,731
Toda Corp.	148,500	875,965
Toho Bank Ltd.	197,100	469,223
Toho Holdings Co. Ltd.	13,700	408,600
Tohokushinsha Film Corp.	134,800	516,520
TOKAI Holdings Corp.	90,600	595,558
Tokai Rika Co. Ltd.	43,322	647,194
Tokai Tokyo Financial Holdings, Inc.	202,400	655,086
Tokuyama Corp.	34,600	645,308
Tokyo Electron Device Ltd.	14,800	293,546
Tokyo Kiraboshi Financial Group, Inc.	20,900	814,812
Investments	Shares	Value
Tokyo Steel Manufacturing Co. Ltd.	67,500	$717,250
Tokyo Tekko Co. Ltd.	6,300	242,243
Tokyotokeiba Co. Ltd.	13,700	401,729
Tokyu Construction Co. Ltd.	41,000	218,517
Tomoku Co. Ltd.	14,000	224,876
Tomy Co. Ltd.	40,700	943,334
Topy Industries Ltd.	8,100	115,157
Tosei Corp.	27,600	442,774
Totetsu Kogyo Co. Ltd.	25,700	525,033
Towa Pharmaceutical Co. Ltd.	22,300	399,503
Toyo Construction Co. Ltd.	96,300	848,115
Toyo Seikan Group Holdings Ltd.	118,400	1,935,857
Toyo Tanso Co. Ltd.	13,700	358,670
Toyo Tire Corp.	134,300	2,453,575
Toyobo Co. Ltd.	61,900	389,928
Toyoda Gosei Co. Ltd.	94,900	1,702,032
Toyota Boshoku Corp.	155,900	2,073,072
Transcosmos, Inc.^	17,800	379,711
Trusco Nakayama Corp.	31,300	415,687
Tsubakimoto Chain Co.	101,600	1,256,242
Tsumura & Co.	33,801	975,333
UACJ Corp.	16,800	535,883
UBE Corp.	55,700	809,948
Ulvac, Inc.	14,100	479,366
Universal Entertainment Corp.	31,500	222,653
Valor Holdings Co. Ltd.	40,600	648,883
Valqua Ltd.	21,300	442,266
VT Holdings Co. Ltd.	147,300	491,525
Wacoal Holdings Corp.	23,100	786,735
Wellneo Sugar Co. Ltd.	57,200	891,240
West Holdings Corp.	13,700	144,201
Workman Co. Ltd.	21,500	603,133
Xebio Holdings Co. Ltd.	37,000	320,169
YAMABIKO Corp.	40,700	647,760
Yamagata Bank Ltd.	7,000	66,049
Yamaguchi Financial Group, Inc.	123,100	1,446,347
Yamaichi Electronics Co. Ltd.	15,800	218,605
Yamazen Corp.	73,500	647,315
Yellow Hat Ltd.	27,000	249,345
Yokogawa Bridge Holdings Corp.	40,700	683,142
Yokorei Co. Ltd.	9,000	50,976
Yuasa Trading Co. Ltd.	17,200	521,038
Yurtec Corp.	51,300	581,473
Zeon Corp.	146,300	1,462,609
Total Japan		250,844,354
Jersey – 0.4%
Ithaca Energy PLC	1,593,619	3,282,916
JTC PLC(b)	64,041	751,388
Total Jersey		4,034,304

See Notes to Financial Statements.

62    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International SmallCap Dividend Fund (DLS) March 31, 2025
Investments	Shares	Value
Malaysia – 0.0%
Frencken Group Ltd.(a)	451,100	$355,752
Netherlands – 1.1%
Brunel International NV(a)	79,881	816,280
Corbion NV	34,378	722,279
ForFarmers NV	171,752	826,521
Fugro NV	63,580	911,372
Kendrion NV	40,827	469,238
Koninklijke BAM Groep NV	250,134	1,390,153
Koninklijke Heijmans NV	32,523	1,366,610
PostNL NV(a)	730,143	782,391
Sligro Food Group NV	52,103	592,084
Wereldhave NV	112,706	1,947,921
Total Netherlands		9,824,849
Norway – 4.8%
ABG Sundal Collier Holding ASA	999,157	690,470
AF Gruppen ASA	52,512	694,866
Aker Solutions ASA	448,290	1,434,916
AMSC ASA	244,287	637,695
Austevoll Seafood ASA	207,825	1,932,334
Avance Gas Holding Ltd.(b)	182,456	177,353
Bonheur ASA	33,867	745,838
Borregaard ASA	44,901	729,692
Bouvet ASA	78,754	559,183
Deep Value Driller AS	328,565	453,488
Elmera Group ASA(b)	202,364	680,972
Europris ASA(b)	217,421	1,734,679
Golden Ocean Group Ltd.	330,868	2,645,147
Hoegh Autoliners ASA	636,384	4,618,241
Kid ASA(b)	58,294	831,139
Kitron ASA	151,183	641,204
Klaveness Combination Carriers ASA(b)	141,390	834,813
Leroy Seafood Group ASA	563,513	2,632,846
MPC Container Ships ASA	970,606	1,465,862
NORBIT ASA	77,494	879,790
Norconsult Norge AS	213,244	892,679
Odfjell Drilling Ltd.	268,093	1,478,569
Panoro Energy ASA	159,696	417,634
Pexip Holding ASA	117,676	435,645
Protector Forsikring ASA	24,485	787,916
Rana Gruber ASA	152,647	983,870
Reach Subsea ASA	583,533	409,899
SpareBank 1 Nord Norge	138,182	1,864,961
SpareBank 1 Oestlandet	48,459	756,510
SpareBank 1 SMN	154,395	2,678,516
Sparebanken Vest	110,891	1,448,420
Stolt-Nielsen Ltd.	94,379	2,199,413
TGS ASA	251,858	2,370,437
Veidekke ASA	95,412	1,329,563
Total Norway		43,074,560
Investments	Shares	Value
Portugal – 1.6%
Altri SGPS SA	248,457	$1,602,249
Corticeira Amorim SGPS SA	90,474	781,841
CTT-Correios de Portugal SA	184,394	1,489,885
NOS SGPS SA	769,729	3,662,589
REN – Redes Energeticas Nacionais SGPS SA	903,537	2,679,123
Semapa-Sociedade de Investimento & Gestao	63,942	1,055,392
Sonae SGPS SA	2,510,314	2,879,764
Total Portugal		14,150,843
Singapore – 3.2%
Aztech Global Ltd.	1,982,400	1,150,415
BW LPG Ltd.(b)	343,835	3,720,787
Centurion Corp. Ltd.	1,136,100	1,056,562
China Aviation Oil Singapore Corp. Ltd.	863,800	546,262
ComfortDelGro Corp. Ltd.	2,991,500	3,249,453
CSE Global Ltd.	1,873,658	634,264
Delfi Ltd.	929,500	532,487
Digital Core REIT Management Pte. Ltd.	2,028,900	1,075,317
Food Empire Holdings Ltd.^	828,700	850,834
Geo Energy Resources Ltd.	2,566,600	630,145
Hong Fok Corp. Ltd.	558,900	322,258
Hong Leong Asia Ltd.	601,200	568,056
iFAST Corp. Ltd.	92,900	512,847
Keppel Infrastructure Trust	9,525,941	3,012,071
Netlink NBN Trust	4,334,200	2,837,658
Propnex Ltd.	454,900	389,208
Riverstone Holdings Ltd.	1,737,800	1,202,406
Sheng Siong Group Ltd.	1,889,500	2,305,468
SIA Engineering Co. Ltd.	701,400	1,137,603
StarHub Ltd.	1,677,600	1,472,783
UMS Integration Ltd.	897,798	741,430
Wing Tai Holdings Ltd.	674,800	602,455
Total Singapore		28,550,769
South Africa – 0.1%
Pan African Resources PLC	1,278,823	700,697
Spain – 2.1%
Acerinox SA	337,259	3,938,163
Almirall SA	94,547	1,001,382
Atresmedia Corp. de Medios de Comunicacion SA	410,028	2,294,287
Construcciones y Auxiliar de Ferrocarriles SA	25,445	1,115,919
Elecnor SA(a)	45,600	854,119
Ence Energia y Celulosa SA	292,117	987,025
Ercros SA	115,900	366,822
Faes Farma SA	257,859	1,093,267
Gestamp Automocion SA(b)	682,425	1,909,234
Global Dominion Access SA(b)	137,924	408,965
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	459,096	603,034

See Notes to Financial Statements.

WisdomTree Trust    63

Schedule of Investments (continued) WisdomTree International SmallCap Dividend Fund (DLS) March 31, 2025
Investments	Shares	Value
Melia Hotels International SA	119,641	$819,358
Neinor Homes SA(b)	101,445	1,481,534
Pharma Mar SA	8,211	720,206
Prosegur Cash SA(b)	566,438	418,517
Tubacex SA(a)	114,766	477,905
Total Spain		18,489,737
Sweden – 5.9%
AcadeMedia AB(b)	106,817	843,256
AddLife AB, Class B	28,128	405,745
Addnode Group AB	48,737	479,360
AFRY AB	85,265	1,618,703
Alimak Group AB(b)	74,652	982,469
Alleima AB	177,574	1,481,389
Ambea AB(b)	63,841	695,920
AQ Group AB	44,965	716,210
Arise AB	136,909	460,675
Arjo AB, Class B	124,420	458,783
Atea ASA	118,395	1,456,526
Attendo AB(b)	139,704	835,851
Bahnhof AB, Class B(a)	104,608	518,609
Beijer Alma AB	35,396	685,714
Bergman & Beving AB	12,333	356,051
Bilia AB, Class A	117,038	1,498,351
BioGaia AB, Class B	31,306	343,132
Biotage AB	29,284	278,844
Bravida Holding AB(b)	203,397	1,837,540
Bredband2 i Skandinavien AB	2,896,675	570,967
Bufab AB	15,398	614,074
Catella AB	236,022	736,607
Clas Ohlson AB, Class B	55,210	1,279,518
Cloetta AB, Class B	392,603	1,108,423
Coor Service Management Holding AB(b)	209,421	722,177
Corem Property Group AB, Class B	667,659	308,403
Dometic Group AB(b)	231,589	982,601
Duni AB	43,002	427,233
Electrolux Professional AB, Class B	84,861	528,000
Elekta AB, Class B	262,404	1,372,742
Engcon AB	51,360	468,345
Fagerhult Group AB	107,496	443,035
FastPartner AB, Class A	135,019	713,732
Granges AB	77,256	875,995
Heba Fastighets AB, Class B	168,212	443,760
HMS Networks AB	14,706	646,208
Instalco AB	140,462	430,681
Inwido AB	46,889	939,171
ITAB Shop Concept AB	238,014	480,999
JM AB	41,081	588,910
Know It AB	44,089	667,144
Lindab International AB	58,704	1,134,913
Loomis AB	64,902	2,625,775
Investments	Shares	Value
MEKO AB	43,215	$524,856
MIPS AB	11,143	425,748
NCAB Group AB	87,895	449,314
NCC AB, Class B	88,857	1,681,588
New Wave Group AB, Class B	91,854	911,216
Nolato AB, Class B	183,171	1,038,475
NP3 Fastigheter AB	21,015	491,635
OEM International AB, Class B	71,840	979,789
Paradox Interactive AB	37,803	685,678
Peab AB, Class B	100,278	765,180
Platzer Fastigheter Holding AB, Class B	89,494	665,519
Proact IT Group AB	35,421	423,849
Ratos AB, Class B	215,834	691,006
Rusta AB	93,195	611,398
Rvrc Holding AB	66,134	288,366
Scandi Standard AB	94,038	754,543
SkiStar AB	44,895	728,056
Svedbergs Group AB	133,469	648,404
Synsam AB	87,408	388,524
Systemair AB	94,453	697,695
Troax Group AB	27,528	479,029
Truecaller AB, Class B	115,605	780,858
VBG Group AB, Class B	16,773	466,701
Vitec Software Group AB, Class B	17,922	973,256
Volati AB	37,286	408,305
Zinzino AB, Class B	62,121	885,579
Total Sweden		52,907,108
Switzerland – 1.1%
Arbonia AG^	51,134	638,055
Ascom Holding AG, Registered Shares	36,295	138,863
Huber & Suhner AG, Registered Shares	10,073	840,223
Implenia AG, Registered Shares	12,546	567,211
International Workplace Group PLC	262,428	612,084
Landis & Gyr Group AG	20,150	1,188,844
Mobilezone Holding AG, Registered Shares	65,748	945,255
OC Oerlikon Corp. AG, Registered Shares	340,916	1,545,923
Valiant Holding AG, Registered Shares	24,229	3,269,785
Total Switzerland		9,746,243
United Kingdom – 13.8%
4imprint Group PLC	21,142	1,009,695
Advanced Medical Solutions Group PLC	145,712	436,341
AG Barr PLC	86,448	685,118
AJ Bell PLC	332,118	1,723,300
Alfa Financial Software Holdings PLC(b)	354,851	996,203
Alpha Group International PLC	17,990	587,481
Assura PLC	3,727,164	2,223,570
Avon Technologies PLC	31,292	583,234
Bakkavor Group PLC(b)	552,222	1,268,750
Begbies Traynor Group PLC	568,570	723,608
Bloomsbury Publishing PLC	85,283	647,265
Bodycote PLC	151,146	1,084,710

See Notes to Financial Statements.

64    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International SmallCap Dividend Fund (DLS) March 31, 2025
Investments	Shares	Value
Breedon Group PLC	323,165	$1,870,808
Brickability Group PLC	495,466	370,923
Brooks Macdonald Group PLC	24,355	471,543
Bytes Technology Group PLC	193,514	1,211,425
Card Factory PLC	658,775	704,910
Chemring Group PLC	154,948	739,997
Chesnara PLC	362,292	1,288,317
City of London Investment Group PLC	103,632	445,431
Clarkson PLC	36,854	1,619,735
CMC Markets PLC(b)	255,700	683,193
Coats Group PLC	1,041,964	1,062,483
Cohort PLC	35,022	540,196
Craneware PLC	15,721	359,166
CVS Group PLC	11,658	151,078
Domino’s Pizza Group PLC	292,743	1,071,606
Dr. Martens PLC	1,131,708	744,254
Elementis PLC	468,762	782,941
Elixirr International PLC	45,391	392,543
Empiric Student Property PLC	856,841	943,391
Epwin Group PLC	331,677	396,004
Equals Group PLC	371,727	662,133
Essentra PLC	199,325	255,735
Eurocell PLC	170,413	336,540
Fevertree Drinks PLC	70,103	734,290
Firstgroup PLC	483,521	973,604
Focusrite PLC(a)	55,230	114,061
Fonix PLC	121,741	290,704
Forterra PLC(b)	139,853	310,847
Franchise Brands PLC	161,239	297,611
FRP Advisory Group PLC	335,607	563,140
Fuller Smith & Turner PLC, Class A	37,966	258,744
FW Thorpe PLC	122,180	465,227
Galliford Try Holdings PLC	189,364	855,476
Gamma Communications PLC	34,676	542,468
Gateley Holdings PLC(a)	206,686	365,489
GB Group PLC	133,076	506,028
Genuit Group PLC	114,814	533,506
Genus PLC	23,272	559,915
GlobalData PLC	497,818	947,774
Grainger PLC	492,890	1,294,663
Great Portland Estates PLC	331,806	1,274,129
H&T Group PLC	62,471	308,024
Halfords Group PLC	243,030	401,525
Hammerson PLC	497,439	1,584,628
Harbour Energy PLC	1,093,598	2,968,515
Hargreaves Services PLC	60,966	480,021
Harworth Group PLC	148,444	330,517
Hays PLC	1,268,968	1,298,872
Helical PLC	180,242	458,315
Henry Boot PLC	129,893	347,055
Hill & Smith PLC	62,161	1,400,892
Investments	Shares	Value
Hilton Food Group PLC	96,698	$1,028,459
Hollywood Bowl Group PLC	242,358	843,060
Hunting PLC	125,843	490,544
Ibstock PLC(b)	269,128	591,236
Impax Asset Management Group PLC	222,397	518,429
IntegraFin Holdings PLC	221,145	873,456
James Halstead PLC(a)	516,363	953,089
Johnson Service Group PLC	207,327	356,453
Just Group PLC	575,895	1,092,705
Kainos Group PLC	113,893	976,130
Keller Group PLC	68,550	1,217,498
Keystone Law Group PLC	74,291	493,839
Kier Group PLC	385,994	622,777
Kitwave Group PLC	115,839	368,565
Knights Group Holdings PLC	277,473	487,082
Lancashire Holdings Ltd.	207,554	1,548,465
Learning Technologies Group PLC	477,010	615,701
LSL Property Services PLC	155,667	544,513
Luceco PLC(b)	168,409	286,064
Macfarlane Group PLC	195,069	254,303
Marshalls PLC	168,756	533,664
Me Group International PLC	379,354	941,110
Mears Group PLC	152,073	762,580
Michelmersh Brick Holdings PLC	386,354	481,233
Midwich Group PLC(a)	292,360	777,370
Mitie Group PLC	1,331,535	1,973,044
MJ Gleeson PLC	54,598	331,220
MONY Group PLC	640,826	1,659,256
Morgan Advanced Materials PLC	340,989	895,668
Morgan Sindall Group PLC	41,597	1,771,815
Mortgage Advice Bureau Holdings Ltd.	64,914	628,408
MP Evans Group PLC	78,553	1,024,063
NCC Group PLC	297,775	534,251
Next 15 Group PLC	123,495	458,279
Nichols PLC	39,087	650,825
NIOX Group PLC	451,320	442,732
Norcros PLC	147,844	440,817
Oxford Instruments PLC	22,824	506,714
PageGroup PLC	312,267	1,224,493
PayPoint PLC	127,247	1,028,168
Pennon Group PLC(a)	635,532	3,675,004
Pets at Home Group PLC	491,887	1,373,931
Polar Capital Holdings PLC	213,692	1,177,765
Premier Foods PLC	306,551	728,053
Primary Health Properties PLC	1,686,233	2,041,563
Property Franchise Group PLC	103,121	562,362
Rank Group PLC	358,816	378,850
Reach PLC	729,915	670,802
Renew Holdings PLC	63,188	539,927
Restore PLC	104,535	313,709
Ricardo PLC	97,701	316,530
See Notes to Financial Statements.

WisdomTree Trust    65

Schedule of Investments (continued) WisdomTree International SmallCap Dividend Fund (DLS) March 31, 2025
Investments	Shares	Value
Sabre Insurance Group PLC(b)	478,636	$798,197
Safestore Holdings PLC	163,538	1,296,073
Savills PLC	52,201	643,464
Secure Trust Bank PLC	35,292	270,586
Senior PLC	303,024	581,999
Serco Group PLC	566,692	1,151,315
Severfield PLC	540,335	136,349
Smiths News PLC	1,065,337	734,295
Speedy Hire PLC	1,279,405	313,765
Spire Healthcare Group PLC(b)	184,076	421,496
SSP Group PLC	473,125	915,419
SThree PLC	195,470	664,818
Supreme PLC	240,654	472,149
Tatton Asset Management PLC	56,167	443,685
Team Internet Group PLC	267,824	205,688
Telecom Plus PLC	102,953	2,312,228
TP ICAP Group PLC	1,356,677	4,517,920
Travis Perkins PLC	61,479	436,447
Treatt PLC	56,112	246,250
Tristel PLC(a)	90,252	343,654
TT Electronics PLC	453,926	472,240
Vertu Motors PLC	330,918	225,953
Vesuvius PLC	318,617	1,605,951
Victorian Plumbing Group PLC	252,297	322,396
Victrex PLC	130,554	1,489,652
Volex PLC(a)	108,777	339,778
Volution Group PLC	95,602	663,883
Warpaint London PLC	77,678	411,078
WH Smith PLC	72,406	947,665
Wickes Group PLC	574,161	1,317,673
Wilmington PLC	110,628	522,623
Workspace Group PLC	186,992	1,001,644
XPS Pensions Group PLC	285,241	1,380,656
YouGov PLC	108,162	383,928
Young & Co.’s Brewery PLC, Class A(a)	52,492	504,090
Yu Group PLC	26,703	530,790
Zigup PLC	441,739	1,676,314
Total United Kingdom		123,248,352
United States – 0.4%
Noram Drilling AS	180,367	522,200
RHI Magnesita NV	43,698	1,711,838
TI Fluid Systems PLC(b)	399,510	1,026,179
Total United States		3,260,217
TOTAL COMMON STOCKS
(Cost: $829,038,803)		886,761,263
Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 0.0%
United States – 0.0%
WisdomTree Europe SmallCap Dividend Fund(c)	1,900	$115,828
WisdomTree Japan SmallCap Dividend Fund(c)	1,300	103,051
TOTAL EXCHANGE-TRADED FUNDS (Cost: $224,568)		218,879
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(d) (Cost: $259,485)	259,485	259,485
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.5%
United States – 1.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(d) (Cost: $13,304,518)	13,304,518	13,304,518
TOTAL INVESTMENTS IN SECURITIES – 100.5% (Cost: $842,827,374)		900,544,145
Other Liabilities less Assets – (0.5)%		(4,736,645)
NET ASSETS – 100.0%		$895,807,500

†     Share amount represents a fractional share.

^     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2025 (See Note 2). At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $14,621,095 and the total market value of the collateral held by the Fund was $15,976,684. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,672,166.

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)  Rate shown represents annualized 7-day yield as of March 31, 2025.

ABBREVIATIONS:
RSP	Risparmio Italian Savings Shares

See Notes to Financial Statements.

66    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree International SmallCap Dividend Fund (DLS) March 31, 2025

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2025 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2025	Dividend Income
WisdomTree Europe SmallCap Dividend Fund	$234,751	$ 7,268,662	$ 7,257,291	$ (72,122)	$ (58,172)	$115,828	$114,162
WisdomTree Japan SmallCap Dividend Fund	189,540	5,923,260	5,992,601	36,635	(53,783)	103,051	29,899
Total	$424,291	$13,191,922	$13,249,892	$(35,487)	$(111,955)	$218,879	$144,061

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	4/2/2025	2,898	USD	20,000	DKK	$ 3	$ —
Bank of Montreal	4/2/2025	9,506	USD	100,000	NOK	13	—
Commonwealth Bank of Australia	4/2/2025	24,545	USD	19,000	GBP	21	—
HSBC Holdings PLC	4/2/2025	84,347	USD	135,000	AUD	221	—
HSBC Holdings PLC	4/2/2025	24,224	USD	90,000	ILS	76	—
Bank of America NA	4/2/2025	24,862	USD	250,000	SEK	—	(26)
Standard Chartered Bank	4/2/2025	2,703	USD	2,500	EUR	3	—
Standard Chartered Bank	4/2/2025	10,174	USD	9,000	CHF	2	—
Standard Chartered Bank	4/2/2025	153,359	USD	23,000,000	JPY	—	(447)
						$339	$(473)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
United Kingdom	$122,632,651	$615,701	$—	$123,248,352
Other	763,512,911	—	—	763,512,911
Exchange-Traded Funds	218,879	—	—	218,879
Mutual Fund	—	259,485	—	259,485
Investment of Cash Collateral for Securities Loaned	—	13,304,518	—	13,304,518
Total Investments in Securities	$886,364,441	$14,179,704	$—	$900,544,145
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$339	$—	$339
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(473)	$—	$(473)
Total — Net	$886,364,441	$14,179,570	$—	$900,544,011

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    67

Schedule of Investments WisdomTree Japan SmallCap Dividend Fund (DFJ) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 98.1%
Japan – 98.1%
Air Freight & Logistics – 1.3%
AIT Corp.	17,200	$193,693
AZ-COM MARUWA Holdings, Inc.	43,100	355,372
Hamakyorex Co. Ltd.	20,000	172,128
Konoike Transport Co. Ltd.	26,200	470,247
Mitsui-Soko Holdings Co. Ltd.	7,000	372,609
Sankyu, Inc.	25,100	1,029,244
SBS Holdings, Inc.	8,800	166,537
Senko Group Holdings Co. Ltd.	48,856	492,677
Total Air Freight & Logistics		3,252,507
Automobile Components – 4.6%
Aisan Industry Co. Ltd.	37,400	524,210
Daido Metal Co. Ltd.	38,100	125,862
Daikyonishikawa Corp.	80,700	322,714
Eagle Industry Co. Ltd.	26,700	349,596
Exedy Corp.	22,925	673,002
Fujikura Composites, Inc.	16,500	153,039
FuKoKu Co. Ltd.	15,100	168,428
Futaba Industrial Co. Ltd.	67,600	351,697
G-Tekt Corp.	27,600	321,699
Ichikoh Industries Ltd.	46,000	129,504
KYB Corp.	26,800	526,717
Musashi Seimitsu Industry Co. Ltd.	23,700	387,657
Nichirin Co. Ltd.	9,800	234,613
NPR-RIKEN Corp.	21,700	361,763
Pacific Industrial Co. Ltd.	34,600	317,911
Press Kogyo Co. Ltd.	69,300	259,052
Sanoh Industrial Co. Ltd.	27,800	122,696
Seiren Co. Ltd.	20,111	329,490
Shoei Co. Ltd.	19,400	220,413
Sumitomo Riko Co. Ltd.	45,500	529,424
T RAD Co. Ltd.	8,400	205,310
Tachi-S Co. Ltd.	37,900	435,163
Tokai Rika Co. Ltd.	41,258	616,359
Topre Corp.	24,800	311,949
Toyo Tire Corp.	95,600	1,746,551
Toyoda Gosei Co. Ltd.	68,800	1,233,928
Unipres Corp.	30,100	214,569
Yorozu Corp.	17,800	120,222
Yutaka Giken Co. Ltd.	16,200	228,256
Total Automobile Components		11,521,794
Banks – 6.1%
77 Bank Ltd.	31,800	1,010,736
Akita Bank Ltd.	16,300	279,696
Awa Bank Ltd.	18,075	345,690
Bank of Iwate Ltd.	11,400	240,518
Bank of Saga Ltd.	11,500	177,491
Bank of the Ryukyus Ltd.	26,508	203,676
Investments	Shares	Value
Chugin Financial Group, Inc.	91,300	$1,019,600
Daishi Hokuetsu Financial Group, Inc.	40,710	858,901
Ehime Bank Ltd.	22,099	158,568
FIDEA Holdings Co. Ltd.	22,980	233,427
First Bank of Toyama Ltd.	34,000	260,786
Fukui Bank Ltd.	14,748	177,323
Hirogin Holdings, Inc.	140,000	1,134,212
Hyakujushi Bank Ltd.	15,700	364,836
Juroku Financial Group, Inc.	19,800	639,521
Keiyo Bank Ltd.	64,542	387,148
Kiyo Bank Ltd.	24,290	373,917
Miyazaki Bank Ltd.	10,100	223,559
Musashino Bank Ltd.	17,900	390,223
Nanto Bank Ltd.	19,000	501,872
North Pacific Bank Ltd.	146,415	506,196
Ogaki Kyoritsu Bank Ltd.	22,542	358,164
Oita Bank Ltd.	10,800	250,609
Okinawa Financial Group, Inc.	11,880	203,852
Procrea Holdings, Inc.	13,062	148,491
San ju San Financial Group, Inc.	19,600	310,108
San-In Godo Bank Ltd.	72,800	631,414
Senshu Ikeda Holdings, Inc.	142,840	415,510
Seven Bank Ltd.	521,700	976,836
Shikoku Bank Ltd.	42,200	339,485
Suruga Bank Ltd.	82,600	742,373
Tochigi Bank Ltd.	59,300	125,706
Toho Bank Ltd.	102,000	242,825
Tokyo Kiraboshi Financial Group, Inc.	14,700	573,097
Towa Bank Ltd.	44,900	184,957
Yamagata Bank Ltd.	24,700	233,059
Yamanashi Chuo Bank Ltd.	17,500	252,424
Total Banks		15,476,806
Beverages – 0.2%
Takara Holdings, Inc.	63,511	486,504
Biotechnology – 0.0%
Pharma Foods International Co. Ltd.	18,100	108,087
Broadline Retail – 0.7%
ASKUL Corp.	23,730	241,838
Belluna Co. Ltd.	45,484	287,735
Izumi Co. Ltd.	25,900	547,998
Mr. Max Holdings Ltd.	29,100	128,823
Seria Co. Ltd.	20,200	338,513
Treasure Factory Co. Ltd.	10,600	132,199
Total Broadline Retail		1,677,106
Building Products – 1.1%
Bunka Shutter Co. Ltd.	41,200	517,411
Central Glass Co. Ltd.	14,786	320,854
Kondotec, Inc.	18,600	177,119
Nichiha Corp.	12,800	254,733
Nitto Boseki Co. Ltd.	3,500	97,365

See Notes to Financial Statements.

68    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Japan SmallCap Dividend Fund (DFJ) March 31, 2025
Investments	Shares	Value
Noritz Corp.	20,200	$238,148
Okabe Co. Ltd.	23,400	133,634
Shin Nippon Air Technologies Co. Ltd.	22,600	263,873
Sinko Industries Ltd.	32,900	264,890
Takara Standard Co. Ltd.	23,831	279,999
Toli Corp.	49,000	154,661
Total Building Products		2,702,687
Capital Markets – 2.2%
First Brothers Co. Ltd.(a)	18,600	125,252
GMO Financial Holdings, Inc.	75,500	385,730
Ichiyoshi Securities Co. Ltd.	46,788	235,911
Integral Corp.(a)	3,700	72,372
IwaiCosmo Holdings, Inc.	29,100	468,200
M&A Capital Partners Co. Ltd.	8,500	158,870
Matsui Securities Co. Ltd.	255,800	1,303,461
Monex Group, Inc.	153,800	724,055
Nihon M&A Center Holdings, Inc.	170,700	660,244
SBI Global Asset Management Co. Ltd.	68,744	309,840
Sparx Group Co. Ltd.	27,700	276,926
Strike Co. Ltd.	5,800	115,659
Tokai Tokyo Financial Holdings, Inc.	204,900	663,178
Toyo Securities Co. Ltd.	43,900	149,719
Total Capital Markets		5,649,417
Chemicals – 8.7%
ADEKA Corp.	45,925	825,815
Aica Kogyo Co. Ltd.	43,715	963,811
Arakawa Chemical Industries Ltd.	11,900	87,615
Artience Co. Ltd.	18,902	389,947
Asahi Yukizai Corp.	7,400	179,384
C Uyemura & Co. Ltd.	4,700	315,240
Carlit Co. Ltd.	11,800	83,485
Chugoku Marine Paints Ltd.	43,100	608,715
Dai Nippon Toryo Co. Ltd.	27,500	214,240
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	11,342	227,917
Denka Co. Ltd.	47,500	678,957
DIC Corp.	36,600	744,531
DKS Co. Ltd.	6,000	110,419
Fujimi, Inc.	33,200	420,051
Fuso Chemical Co. Ltd.	9,000	207,035
Harima Chemicals Group, Inc.	31,700	180,186
Hokko Chemical Industry Co. Ltd.	13,400	115,147
Ise Chemicals Corp.(a)	1,300	195,426
Ishihara Sangyo Kaisha Ltd.	27,500	328,073
JCU Corp.	8,400	181,436
JSP Corp.	26,223	359,483
Kaneka Corp.	25,300	644,258
Kanto Denka Kogyo Co. Ltd.	15,400	89,492
KeePer Technical Laboratory Co. Ltd.(a)	5,400	136,318
KH Neochem Co. Ltd.	22,600	380,546
Investments	Shares	Value
Koatsu Gas Kogyo Co. Ltd.	21,700	$128,859
Konishi Co. Ltd.	27,800	217,693
Kumiai Chemical Industry Co. Ltd.	65,924	365,020
Kureha Corp.	22,892	422,202
Lintec Corp.	27,365	504,333
MEC Co. Ltd.	4,500	69,122
Moriroku Co. Ltd.	14,700	199,355
Nicca Chemical Co. Ltd.	16,900	148,386
Nihon Nohyaku Co. Ltd.	41,000	203,437
Nippon Carbide Industries Co., Inc.	10,000	120,971
Nippon Kayaku Co. Ltd.	83,300	786,543
Nippon Shokubai Co. Ltd.	65,100	758,354
Nippon Soda Co. Ltd.	34,436	668,502
Okamoto Industries, Inc.	5,300	179,337
Okura Industrial Co. Ltd.	8,700	226,314
Osaka Organic Chemical Industry Ltd.	7,600	124,312
Osaka Soda Co. Ltd.	20,000	217,199
PILLAR Corp.	11,500	255,701
Rasa Industries Ltd.	8,400	156,271
Riken Technos Corp.	47,600	331,997
Sakai Chemical Industry Co. Ltd.	10,300	186,590
Sakata INX Corp.	26,000	333,476
Sanyo Chemical Industries Ltd.	10,535	274,753
Shin-Etsu Polymer Co. Ltd.	36,500	366,367
Stella Chemifa Corp.	7,300	188,431
Sumitomo Seika Chemicals Co. Ltd.	11,100	371,138
T Hasegawa Co. Ltd.	12,100	227,694
Taiyo Holdings Co. Ltd.	24,282	782,662
Takasago International Corp.	5,100	216,905
Tayca Corp.	10,300	91,814
Teijin Ltd.	56,500	495,140
Toagosei Co. Ltd.	60,400	569,910
Tokuyama Corp.	32,100	598,682
Toyobo Co. Ltd.	47,253	297,662
UBE Corp.	58,893	856,379
Valqua Ltd.	12,037	249,932
Zacros Corp.	5,900	160,579
Zeon Corp.	104,900	1,048,719
Total Chemicals		22,068,268
Commercial Services & Supplies – 1.8%
Aeon Delight Co. Ltd.	15,600	562,284
CTS Co. Ltd.	28,400	146,615
Daiei Kankyo Co. Ltd.	21,800	415,182
Daiseki Co. Ltd.	9,088	226,683
Itoki Corp.	18,100	198,623
Japan Elevator Service Holdings Co. Ltd.	10,300	188,450
Kokuyo Co. Ltd.	59,300	1,131,752
Kosaido Holdings Co. Ltd.	29,600	103,127
Nippon Air Conditioning Services Co. Ltd.	24,000	159,690
Nippon Kanzai Holdings Co. Ltd.	9,800	173,993

See Notes to Financial Statements.

WisdomTree Trust    69

Schedule of Investments (continued) WisdomTree Japan SmallCap Dividend Fund (DFJ) March 31, 2025
Investments	Shares	Value
Okamura Corp.	52,076	$684,991
Pilot Corp.	9,300	257,905
Prestige International, Inc.	32,400	143,215
Sato Holdings Corp.	9,338	131,759
TRE Holdings Corp.	8,700	94,133
Total Commercial Services & Supplies		4,618,402
Construction & Engineering – 6.1%
Asahi Kogyosha Co. Ltd.	19,400	251,938
Asanuma Corp.	81,200	379,013
CTI Engineering Co. Ltd.	7,400	117,032
Dai-Dan Co. Ltd.	19,200	476,341
EXEO Group, Inc.	99,700	1,120,075
Hazama Ando Corp.	109,800	1,002,988
Kawada Technologies, Inc.	11,400	221,078
Kumagai Gumi Co. Ltd.	16,900	455,443
Mirait One Corp.	32,900	479,177
Miyaji Engineering Group, Inc.	20,200	240,984
Nippon Densetsu Kogyo Co. Ltd.	12,300	172,812
Nippon Road Co. Ltd.	14,600	184,623
Nishimatsu Construction Co. Ltd.	22,907	735,279
Nittoc Construction Co. Ltd.	23,300	160,485
Okumura Corp.	27,370	776,954
Oriental Shiraishi Corp.	75,900	185,766
Penta-Ocean Construction Co. Ltd.	119,093	566,397
PS Construction Co. Ltd.	31,700	312,040
Raito Kogyo Co. Ltd.	12,900	212,383
Sanki Engineering Co. Ltd.	35,300	796,693
Seikitokyu Kogyo Co. Ltd.	35,600	360,190
Shinnihon Corp.	24,800	259,211
SHO-BOND Holdings Co. Ltd.	25,500	813,906
Sumitomo Densetsu Co. Ltd.	9,000	291,895
Sumitomo Mitsui Construction Co. Ltd.	45,260	126,210
Taihei Dengyo Kaisha Ltd.	5,800	185,395
Taikisha Ltd.	32,730	500,340
Takamatsu Construction Group Co. Ltd.	9,300	172,082
Techno Ryowa Ltd.	6,000	105,283
Toa Corp.	32,900	285,350
TOA Road Corp.	29,300	280,970
Toda Corp.	113,749	670,978
Tokyo Energy & Systems, Inc.	24,600	179,310
Tokyu Construction Co. Ltd.	58,300	310,720
Totetsu Kogyo Co. Ltd.	17,179	350,955
Toyo Construction Co. Ltd.	56,400	496,715
Wakachiku Construction Co. Ltd.	5,200	131,965
West Holdings Corp.(a)	11,847	124,697
Yahagi Construction Co. Ltd.	17,500	149,910
Yokogawa Bridge Holdings Corp.	17,100	287,020
Yondenko Corp.	29,300	251,775
Yurtec Corp.	26,500	300,371
Total Construction & Engineering		15,482,749
Investments	Shares	Value
Construction Materials – 0.7%
Asia Pile Holdings Corp.	47,500	$292,230
Krosaki Harima Corp.	22,600	386,893
Maeda Kosen Co. Ltd.	16,500	210,305
Nippon Concrete Industries Co. Ltd.	45,500	104,059
Shinagawa Refractories Co. Ltd.	29,100	329,647
Sumitomo Osaka Cement Co. Ltd.	14,240	342,811
Total Construction Materials		1,665,945
Consumer Finance – 0.1%
J Trust Co. Ltd.	61,400	179,429
Consumer Staples Distribution & Retail – 3.1%
Aeon Hokkaido Corp.(a)	49,400	280,464
Ain Holdings, Inc.	7,400	249,355
Arcs Co. Ltd.	22,594	439,370
Axial Retailing, Inc.	51,800	334,272
Belc Co. Ltd.	5,000	227,698
Cawachi Ltd.	11,000	206,921
Create SD Holdings Co. Ltd.	17,800	346,144
Fuji Co. Ltd.	24,700	358,426
G-7 Holdings, Inc.	16,200	143,215
H2O Retailing Corp.	32,700	494,414
Halows Co. Ltd.	4,100	116,661
Heiwado Co. Ltd.	17,563	298,315
JM Holdings Co. Ltd.	10,300	162,414
Kato Sangyo Co. Ltd.	13,316	438,999
Kusuri no Aoki Holdings Co. Ltd.	7,400	168,249
Lacto Japan Co. Ltd.	7,100	140,110
Life Corp.	57,200	739,385
Mitsubishi Shokuhin Co. Ltd.	19,100	626,491
Nihon Chouzai Co. Ltd.	9,900	98,643
Okuwa Co. Ltd.	24,900	143,199
Qol Holdings Co. Ltd.	13,200	159,682
Retail Partners Co. Ltd.	16,300	146,824
San-A Co. Ltd.	23,000	482,948
Shoei Foods Corp.	2,900	80,092
Toho Co. Ltd.	7,500	174,786
United Super Markets Holdings, Inc.	54,626	301,367
Valor Holdings Co. Ltd.	23,191	370,647
Yokorei Co. Ltd.	29,900	169,355
Total Consumer Staples Distribution & Retail		7,898,446
Containers & Packaging – 0.9%
FP Corp.	23,200	437,657
Fuji Seal International, Inc.	32,010	559,543
Hokkan Holdings Ltd.	14,000	155,410
Pack Corp.	11,100	250,889
Rengo Co. Ltd.	113,000	598,702
Tomoku Co. Ltd.	11,100	178,295
Total Containers & Packaging		2,180,496
See Notes to Financial Statements.

70    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Japan SmallCap Dividend Fund (DFJ) March 31, 2025
Investments	Shares	Value
Distributors – 0.8%
Arata Corp.	13,600	$285,114
Central Automotive Products Ltd.	24,000	271,071
GSI Creos Corp.	10,900	144,614
Happinet Corp.	14,700	505,270
Optimus Group Co. Ltd.(a)	51,700	119,276
PALTAC Corp.	19,100	508,218
Yamae Group Holdings Co. Ltd.	13,500	215,581
Total Distributors		2,049,144
Diversified Consumer Services – 0.3%
Aucnet, Inc.	24,800	202,493
I K K Holdings, Inc.(a)	30,700	169,985
Step Co. Ltd.	17,500	269,042
Waseda Academy Co. Ltd.	13,500	185,609
Total Diversified Consumer Services		827,129
Diversified Telecommunication Services – 0.3%
Asahi Net, Inc.	56,900	257,599
U-Next Holdings Co. Ltd.	17,600	207,024
Vision, Inc.	28,000	225,438
Total Diversified Telecommunication Services		690,061
Electric Utilities – 0.6%
Hokkaido Electric Power Co., Inc.	69,600	354,283
Hokuriku Electric Power Co.	46,500	259,366
Okinawa Electric Power Co., Inc.	14,800	90,657
Shikoku Electric Power Co., Inc.	114,900	889,373
Total Electric Utilities		1,593,679
Electrical Equipment – 1.8%
Cosel Co. Ltd.	30,700	216,588
Daihen Corp.	7,300	309,008
Furukawa Electric Co. Ltd.	12,900	425,284
GS Yuasa Corp.	32,000	509,830
Mabuchi Motor Co. Ltd.	54,700	838,021
Mirai Industry Co. Ltd.	10,700	267,607
Nippon Carbon Co. Ltd.	5,800	161,736
Nitto Kogyo Corp.	36,900	768,647
Sanyo Denki Co. Ltd.	2,000	124,917
SEC Carbon Ltd.	9,300	129,543
Sinfonia Technology Co. Ltd.	6,900	275,926
SWCC Corp.	9,700	401,518
Toyo Tanso Co. Ltd.	4,400	115,193
Total Electrical Equipment		4,543,818
Electronic Equipment, Instruments & Components – 6.6%
A&D HOLON Holdings Co. Ltd.	11,700	143,414
Ai Holdings Corp.	27,800	385,750
Aichi Tokei Denki Co. Ltd.	8,700	114,321
Alps Alpine Co. Ltd.	81,100	824,884
Amano Corp.	49,135	1,308,383
Anritsu Corp.	64,400	578,799
Canon Electronics, Inc.	17,300	287,832
Citizen Watch Co. Ltd.	144,700	863,130
Investments	Shares	Value
CMK Corp.	56,000	$151,291
Daishinku Corp.	34,000	128,233
Daitron Co. Ltd.	8,600	188,919
Daiwabo Holdings Co. Ltd.	30,595	517,316
ESPEC Corp.	16,200	258,047
Furuno Electric Co. Ltd.	11,200	191,884
Furuya Metal Co. Ltd.	7,700	137,327
Hagiwara Electric Holdings Co. Ltd.	8,500	187,291
Hakuto Co. Ltd.	17,034	468,737
Hibino Corp.	5,500	88,124
Hioki EE Corp.	4,300	202,722
Hochiki Corp.	16,500	277,611
Innotech Corp.	14,000	121,707
Japan Aviation Electronics Industry Ltd.	22,000	383,830
Jeol Ltd.	12,100	370,590
Kaga Electronics Co. Ltd.	28,400	512,393
Kyosan Electric Manufacturing Co. Ltd.	37,100	121,318
Marubun Corp.	22,800	150,943
Maxell Ltd.	19,900	242,595
Meiko Electronics Co. Ltd.	5,200	237,849
Nichicon Corp.	38,800	317,582
Nihon Dempa Kogyo Co. Ltd.	13,500	74,569
Nippon Ceramic Co. Ltd.	21,500	412,632
Nippon Electric Glass Co. Ltd.	47,100	1,098,286
Nippon Signal Co. Ltd.	42,100	251,969
Nissha Co. Ltd.	19,300	176,170
Nohmi Bosai Ltd.	15,691	335,771
Oki Electric Industry Co. Ltd.	36,400	239,518
Optex Group Co. Ltd.	13,900	161,364
Osaki Electric Co. Ltd.	32,000	172,048
Restar Corp.	18,400	281,771
Riken Keiki Co. Ltd.	8,700	149,809
RYODEN Corp.	14,161	237,879
Sanshin Electronics Co. Ltd.	15,200	208,677
Santec Holdings Corp.	5,200	168,824
Satori Electric Co. Ltd.	13,100	149,537
Shibaura Electronics Co. Ltd.	13,600	401,070
Siix Corp.	33,600	245,136
Sumida Corp.	31,400	203,258
Sun-Wa Technos Corp.	14,700	208,792
Suzuden Corp.	14,100	178,395
Suzuki Co. Ltd.	11,500	129,504
Tachibana Eletech Co. Ltd.	14,400	231,398
Tamura Corp.	34,100	115,841
Tokyo Electron Device Ltd.	16,200	321,313
Tomen Devices Corp.	4,800	179,430
Tsuzuki Denki Co. Ltd.	17,800	269,369
Yashima Denki Co. Ltd.	8,900	97,784
Yokowo Co. Ltd.	11,400	104,364
Total Electronic Equipment, Instruments & Components		16,567,300

See Notes to Financial Statements.

WisdomTree Trust    71

Schedule of Investments (continued) WisdomTree Japan SmallCap Dividend Fund (DFJ) March 31, 2025
Investments	Shares	Value
Energy Equipment & Services – 0.3%
Modec, Inc.	18,000	$495,921
Toyo Kanetsu KK	11,500	281,463
Total Energy Equipment & Services		777,384
Entertainment – 0.4%
Daiichikosho Co. Ltd.	44,400	510,835
Marvelous, Inc.	50,900	159,977
Tohokushinsha Film Corp.	92,800	355,586
Total Entertainment		1,026,398
Financial Services – 0.9%
eGuarantee, Inc.	17,200	202,204
Financial Partners Group Co. Ltd.	72,800	1,119,213
Japan Investment Adviser Co. Ltd.	20,800	253,706
Japan Securities Finance Co. Ltd.	37,000	441,902
Kyushu Leasing Service Co. Ltd.	18,500	124,950
Total Financial Services		2,141,975
Food Products – 4.8%
Ariake Japan Co. Ltd.	8,928	368,965
Chubu Shiryo Co. Ltd.	22,700	204,321
DyDo Group Holdings, Inc.	7,200	137,847
Ezaki Glico Co. Ltd.	17,100	528,872
Feed One Co. Ltd.	29,300	171,051
Fuji Oil Co. Ltd.	18,800	384,951
Fujicco Co. Ltd.	12,900	137,937
Fujiya Co. Ltd.	5,200	83,213
Hokuto Corp.	16,791	209,523
House Foods Group, Inc.	21,300	387,927
Itoham Yonekyu Holdings, Inc.	34,600	968,309
J-Oil Mills, Inc.	18,500	250,889
Kagome Co. Ltd.	16,200	318,226
Kakiyasu Honten Co. Ltd.(a)	10,600	216,905
Kameda Seika Co. Ltd.	5,000	130,567
Kanro, Inc.(a)	8,500	190,986
Kotobuki Spirits Co. Ltd.	29,700	482,620
Kyokuyo Co. Ltd.	5,900	163,735
Maruha Nichiro Corp.	20,732	452,100
Megmilk Snow Brand Co. Ltd.	27,000	463,120
Mitsui DM Sugar Co. Ltd.	19,698	444,568
Morinaga & Co. Ltd.	33,674	564,086
Morinaga Milk Industry Co. Ltd.	34,300	714,488
Nichimo Co. Ltd.	9,300	119,095
Nippn Corp.	48,183	699,192
Nisshin Oillio Group Ltd.	19,300	622,081
Nissui Corp.	110,500	667,035
Prima Meat Packers Ltd.	24,600	365,529
Riken Vitamin Co. Ltd.	20,400	329,996
S Foods, Inc.	13,100	217,954
Sakata Seed Corp.	12,100	273,087
Investments	Shares	Value
Showa Sangyo Co. Ltd.	20,300	$384,850
Starzen Co. Ltd.	33,000	205,450
Warabeya Nichiyo Holdings Co. Ltd.	12,600	181,240
Wellneo Sugar Co. Ltd.	11,800	183,857
Total Food Products		12,224,572
Gas Utilities – 0.8%
Hokkaido Gas Co. Ltd.	61,400	207,760
Nippon Gas Co. Ltd.	83,700	1,248,727
Saibu Gas Holdings Co. Ltd.	17,500	199,997
Shizuoka Gas Co. Ltd.	59,892	452,975
Total Gas Utilities		2,109,459
Ground Transportation – 1.4%
Fukuyama Transporting Co. Ltd.	7,011	169,485
Ichinen Holdings Co. Ltd.	13,800	154,390
Keikyu Corp.	64,100	648,544
Maruzen Showa Unyu Co. Ltd.	7,400	297,405
Nagoya Railroad Co. Ltd.	34,800	405,620
Nankai Electric Railway Co. Ltd.	29,900	489,969
Nikkon Holdings Co. Ltd.	39,020	702,433
Nishi-Nippon Railroad Co. Ltd.	10,800	155,276
Sakai Moving Service Co. Ltd.	7,200	120,080
Sotetsu Holdings, Inc.	26,100	382,058
Total Ground Transportation		3,525,260
Health Care Equipment & Supplies – 1.3%
Eiken Chemical Co. Ltd.	11,570	175,322
Fukuda Denshi Co. Ltd.	9,900	423,037
Hogy Medical Co. Ltd.	4,800	154,073
Japan Lifeline Co. Ltd.	51,600	527,249
Mani, Inc.	31,800	278,043
Mizuho Medy Co. Ltd.	19,300	195,142
Nagaileben Co. Ltd.	13,426	173,908
Nipro Corp.	40,800	370,649
Paramount Bed Holdings Co. Ltd.	26,342	437,565
PHC Holdings Corp.	67,500	460,863
Shofu, Inc.	13,200	186,339
Total Health Care Equipment & Supplies		3,382,190
Health Care Providers & Services – 1.1%
As One Corp.	21,000	325,448
Charm Care Corp. KK	19,000	170,001
Elan Corp.(a)	17,400	84,010
Falco Holdings Co. Ltd.	10,900	169,324
France Bed Holdings Co. Ltd.	21,800	190,098
HU Group Holdings, Inc.	34,800	638,683
Ship Healthcare Holdings, Inc.	27,814	372,738
Solasto Corp.	60,900	186,520
Tokai Corp.	13,300	185,883
Vital KSK Holdings, Inc.	37,300	313,785
Total Health Care Providers & Services		2,636,490

See Notes to Financial Statements.

72    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Japan SmallCap Dividend Fund (DFJ) March 31, 2025
Investments	Shares	Value
Health Care Technology – 0.1%
EM Systems Co. Ltd.	38,300	$203,102
Hotels, Restaurants & Leisure – 2.6%
Create Restaurants Holdings, Inc.	20,800	181,517
Curves Holdings Co. Ltd.	21,900	94,606
Doutor Nichires Holdings Co. Ltd.	18,800	304,617
Fast Fitness Japan, Inc.	12,900	117,406
Food & Life Cos. Ltd.	12,300	366,105
Fuji Kyuko Co. Ltd.	11,700	175,727
Genki Global Dining Concepts Corp.	6,700	151,886
Heiwa Corp.	47,600	746,117
Hiday Hidaka Corp.	10,898	201,067
Ichibanya Co. Ltd.	50,880	315,406
KOMEDA Holdings Co. Ltd.	17,700	338,873
Koshidaka Holdings Co. Ltd.	18,400	129,811
Kyoritsu Maintenance Co. Ltd.	15,100	314,238
Monogatari Corp.	4,900	110,917
MOS Food Services, Inc.	5,900	144,403
Ohsho Food Service Corp.	17,900	384,837
Resorttrust, Inc.	83,416	809,672
Round One Corp.	82,600	544,075
Royal Holdings Co. Ltd.	13,300	227,151
Saizeriya Co. Ltd.	4,200	120,209
St. Marc Holdings Co. Ltd.	12,100	187,318
Tokyotokeiba Co. Ltd.	10,042	294,464
Toridoll Holdings Corp.	6,400	173,160
Yoshinoya Holdings Co. Ltd.	8,900	179,321
Total Hotels, Restaurants & Leisure		6,612,903
Household Durables – 2.5%
&Do Holdings Co. Ltd.	23,200	196,410
Casio Computer Co. Ltd.	125,700	1,026,766
Cleanup Corp.	29,600	129,651
ES-Con Japan Ltd.	63,000	428,875
Eslead Corp.	11,500	317,607
Foster Electric Co. Ltd.	12,300	106,434
Fuji Corp. Ltd.	40,300	187,028
Fujitsu General Ltd.	28,100	520,134
Global Ltd.	23,400	140,832
Hoosiers Holdings Co. Ltd.	33,300	244,283
JVCKenwood Corp.	46,200	388,347
Ki-Star Real Estate Co. Ltd.	7,400	224,168
LEC, Inc.	10,400	82,691
Meiwa Estate Co. Ltd.	18,400	117,015
Sangetsu Corp.	39,700	772,018
Tama Home Co. Ltd.(a)	19,900	481,065
Tamron Co. Ltd.	26,632	616,201
TASUKI Holdings, Inc.	22,800	100,934
Zojirushi Corp.	22,600	226,091
Total Household Durables		6,306,550
Investments	Shares	Value
Household Products – 0.5%
Earth Corp.	5,500	$190,518
Pigeon Corp.	73,000	897,489
Transaction Co. Ltd.(a)	9,800	147,583
Total Household Products		1,235,590
Industrial Conglomerates – 0.4%
Keihan Holdings Co. Ltd.	15,300	333,134
TOKAI Holdings Corp.	90,600	595,558
Total Industrial Conglomerates		928,692
Insurance – 0.2%
FP Partner, Inc.(a)	10,700	182,889
Zenhoren Co. Ltd.	31,300	195,703
Total Insurance		378,592
Interactive Media & Services – 0.2%
ITmedia, Inc.	19,100	190,055
Kamakura Shinsho Ltd.	29,000	93,667
MTI Ltd.	17,700	100,254
Total Interactive Media & Services		383,976
IT Services – 2.0%
Base Co. Ltd.	9,800	198,897
Business Brain Showa-Ota, Inc.	12,100	205,847
Change Holdings, Inc.	16,500	138,144
Comture Corp.	12,400	136,654
Digital Information Technologies Corp.	9,900	169,414
DTS Corp.	18,282	488,408
Future Corp.	29,000	336,465
ID Holdings Corp.	17,500	214,391
I-NET Corp.	11,200	140,580
Itfor, Inc.	30,800	305,858
Japan Business Systems, Inc.	19,800	134,392
JBCC Holdings, Inc.	41,600	306,283
Mitsubishi Research Institute, Inc.	9,100	285,706
NSD Co. Ltd.	39,000	872,115
Simplex Holdings, Inc.	14,800	276,127
Softcreate Holdings Corp.	15,100	198,620
Startia Holdings, Inc.	9,800	142,734
TDC Soft, Inc.	25,000	212,819
TechMatrix Corp.	10,200	134,440
Uchida Yoko Co. Ltd.	5,000	256,788
Total IT Services		5,154,682
Leisure Products – 0.8%
Daikoku Denki Co. Ltd.	8,500	148,980
Furyu Corp.	18,300	118,092
GLOBERIDE, Inc.	14,600	187,455
Mizuno Corp.	27,969	484,791
Roland Corp.	16,200	407,871
Universal Entertainment Corp.	53,000	374,622
Yonex Co. Ltd.	12,100	193,306
Total Leisure Products		1,915,117

See Notes to Financial Statements.

WisdomTree Trust    73

Schedule of Investments (continued) WisdomTree Japan SmallCap Dividend Fund (DFJ) March 31, 2025
Investments	Shares	Value
Life Sciences Tools & Services – 0.1%
Shin Nippon Biomedical Laboratories Ltd.	24,200	$231,578
Machinery – 4.9%
Aida Engineering Ltd.	32,100	192,119
Airman Corp	12,700	161,616
Anest Iwata Corp.	20,700	158,081
Bando Chemical Industries Ltd.	25,900	285,430
Daihatsu Diesel Manufacturing Co. Ltd.	14,700	168,390
Furukawa Co. Ltd.	11,900	166,317
Galilei Co. Ltd.	7,400	136,331
Glory Ltd.	32,400	568,961
Iwaki Co. Ltd.	8,300	117,723
Kanadevia Corp.	40,600	248,422
Kitz Corp.	36,589	284,804
Kyokuto Kaihatsu Kogyo Co. Ltd.	22,580	357,710
Makino Milling Machine Co. Ltd.	7,200	561,883
Max Co. Ltd.	23,900	678,451
Meidensha Corp.	9,800	282,781
METAWATER Co. Ltd.	11,200	143,801
Mitsubishi Logisnext Co. Ltd.	15,600	221,888
Mitsuboshi Belting Ltd.	19,746	493,188
Morita Holdings Corp.	13,905	192,665
Nikkiso Co. Ltd.	17,600	150,060
Nissei ASB Machine Co. Ltd.	7,100	235,733
Nomura Micro Science Co. Ltd.	12,400	199,259
Noritake Co. Ltd.	13,800	322,991
NTN Corp.	253,400	411,093
Obara Group, Inc.	7,479	163,794
Oiles Corp.	16,800	253,337
OKUMA Corp.	24,640	561,872
Organo Corp.	8,400	357,817
OSG Corp.	36,800	401,370
Ryobi Ltd.	15,100	225,985
Shibaura Machine Co. Ltd.	9,861	236,403
Shibuya Corp.	6,200	132,674
Shinmaywa Industries Ltd.	24,485	229,393
Shinwa Co. Ltd.	8,400	162,563
Star Micronics Co. Ltd.	12,434	161,141
Takeuchi Manufacturing Co. Ltd.	18,200	619,486
Takuma Co. Ltd.	29,000	355,858
Tocalo Co. Ltd.	21,400	237,555
Torishima Pump Manufacturing Co. Ltd.	12,000	163,943
Tsubakimoto Chain Co.	67,635	836,279
Tsugami Corp.	14,600	177,692
Union Tool Co.	2,900	77,377
YAMABIKO Corp.	23,600	375,605
Total Machinery		12,469,841
Marine Transportation – 0.3%
Iino Kaiun Kaisha Ltd.	50,900	339,356
NS United Kaiun Kaisha Ltd.	15,100	404,410
Total Marine Transportation		743,766
Investments	Shares	Value
Media – 0.9%
Carta Holdings, Inc.	16,900	$168,277
Intage Holdings, Inc.	13,300	149,240
Proto Corp.	23,200	324,248
Septeni Holdings Co. Ltd.(a)	39,000	94,409
SKY Perfect JSAT Holdings, Inc.	107,800	845,589
ValueCommerce Co. Ltd.	26,100	142,770
Vector, Inc.	24,400	164,146
Zenrin Co. Ltd.	44,480	315,590
Total Media		2,204,269
Metals & Mining – 3.5%
Aichi Steel Corp.	6,400	300,013
Araya Industrial Co. Ltd.	5,000	149,291
ARE Holdings, Inc.	48,200	638,520
Chubu Steel Plate Co. Ltd.	18,100	255,390
Daido Steel Co. Ltd.	99,500	791,795
Daiki Aluminium Industry Co. Ltd.	25,600	170,165
Dowa Holdings Co. Ltd.	20,200	625,290
Godo Steel Ltd.	13,900	359,258
Kurimoto Ltd.	14,900	454,353
Kyoei Steel Ltd.	36,414	458,036
Mitsubishi Materials Corp.	65,300	1,067,009
Mitsubishi Steel Manufacturing Co. Ltd.	15,600	170,250
Mitsui Mining & Smelting Co. Ltd.	23,400	679,905
Nakayama Steel Works Ltd.	61,900	306,313
Nippon Denko Co. Ltd.	81,400	152,414
Nippon Light Metal Holdings Co. Ltd.	29,000	294,771
Nippon Yakin Kogyo Co. Ltd.	10,200	283,750
OSAKA Titanium Technologies Co. Ltd.	16,500	212,291
Tokyo Steel Manufacturing Co. Ltd.	38,800	412,286
Tokyo Tekko Co. Ltd.	10,600	407,583
Topy Industries Ltd.	19,500	277,230
UACJ Corp.	15,100	481,657
Total Metals & Mining		8,947,570
Oil, Gas & Consumable Fuels – 0.7%
Fuji Oil Co. Ltd.	58,600	119,520
Itochu Enex Co. Ltd.	56,181	602,234
Nippon Coke & Engineering Co. Ltd.*	198,100	113,927
Sala Corp.	33,400	192,976
San-Ai Obbli Co. Ltd.	66,516	765,952
Total Oil, Gas & Consumable Fuels		1,794,609
Paper & Forest Products – 0.3%
Chuetsu Pulp & Paper Co. Ltd.	17,500	165,942
Daio Paper Corp.	43,500	239,404
Nippon Paper Industries Co. Ltd.	24,600	165,821
Tokushu Tokai Paper Co. Ltd.	10,000	234,385
Total Paper & Forest Products		805,552
Personal Care Products – 0.9%
Mandom Corp.	24,800	218,911
Milbon Co. Ltd.	13,300	265,573
See Notes to Financial Statements.

74    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Japan SmallCap Dividend Fund (DFJ) March 31, 2025
Investments	Shares	Value
Noevir Holdings Co. Ltd.	29,000	$829,042
Pola Orbis Holdings, Inc.	101,800	866,260
Shinnihonseiyaku Co. Ltd.	12,000	188,418
Total Personal Care Products		2,368,204
Pharmaceuticals – 1.5%
ASKA Pharmaceutical Holdings Co. Ltd.	12,700	195,672
Astena Holdings Co. Ltd.	43,600	132,077
Daito Pharmaceutical Co. Ltd.	7,800	113,969
Fuji Pharma Co. Ltd.	19,200	171,534
JCR Pharmaceuticals Co. Ltd.	56,800	183,838
Kyorin Pharmaceutical Co. Ltd.	29,485	296,151
Mochida Pharmaceutical Co. Ltd.	11,922	253,524
Nippon Shinyaku Co. Ltd.	27,900	709,347
Sawai Group Holdings Co. Ltd.	40,172	532,305
Towa Pharmaceutical Co. Ltd.	13,500	241,852
Tsumura & Co.	23,000	663,669
ZERIA Pharmaceutical Co. Ltd.	20,900	315,443
Total Pharmaceuticals		3,809,381
Professional Services – 2.6%
Altech Corp.	11,060	190,521
Dip Corp.(a)	22,700	339,119
en Japan, Inc.	15,100	165,904
Forum Engineering, Inc.	50,300	340,401
FULLCAST Holdings Co. Ltd.	15,200	159,989
Funai Soken Holdings, Inc.	15,010	231,062
JAC Recruitment Co. Ltd.	94,900	512,133
Link & Motivation, Inc.	25,400	88,664
Matching Service Japan Co. Ltd.	20,500	130,096
MEITEC Group Holdings, Inc.	63,700	1,242,137
Nomura Co. Ltd.	49,800	302,716
Open Up Group, Inc.	34,800	438,898
Quick Co. Ltd.	12,500	159,824
SMS Co. Ltd.	8,900	67,015
Tanseisha Co. Ltd.	23,800	179,049
TechnoPro Holdings, Inc.	36,900	814,297
TKC Corp.	20,700	532,934
Transcosmos, Inc.*	13,000	277,317
TRYT, Inc.	49,600	136,985
UT Group Co. Ltd.	15,000	204,929
Yamada Consulting Group Co. Ltd.	9,800	114,161
Total Professional Services		6,628,151
Real Estate Management & Development – 3.0%
Airport Facilities Co. Ltd.	52,500	215,210
Aoyama Zaisan Networks Co. Ltd.	18,900	241,906
Arealink Co. Ltd.	14,800	193,586
B-Lot Co. Ltd.	20,300	191,407
Dear Life Co. Ltd.	38,200	284,061
Global Link Management KK	13,600	174,706
Good Com Asset Co. Ltd.	22,700	123,716
Grandy House Corp.	36,800	132,149
Investments	Shares	Value
Heiwa Real Estate Co. Ltd.	14,968	$470,440
Ichigo, Inc.	136,900	353,373
JALCO Holdings, Inc.	119,200	248,699
Japan Property Management Center Co. Ltd.	25,600	203,718
JINUSHI Co. Ltd.	17,700	246,905
JSB Co. Ltd.	7,100	154,781
Kasumigaseki Capital Co. Ltd.(a)	1,300	110,927
Katitas Co. Ltd.	29,400	388,487
Keihanshin Building Co. Ltd.	16,200	147,332
LA Holdings Co. Ltd.	4,900	225,438
Leopalace21 Corp.	120,200	469,418
Loadstar Capital KK	14,800	241,586
Mirarth Holdings, Inc.	139,500	472,028
Mugen Estate Co. Ltd.	20,000	306,005
Relo Group, Inc.	41,700	516,579
Starts Corp., Inc.	30,400	797,914
Sun Frontier Fudousan Co. Ltd.	26,600	348,465
Tosei Corp.	22,600	362,561
Total Real Estate Management & Development		7,621,397
Semiconductors & Semiconductor Equipment – 0.4%
Japan Material Co. Ltd.	16,600	134,763
Micronics Japan Co. Ltd.	6,200	144,282
Shibaura Mechatronics Corp.	4,300	202,434
Shindengen Electric Manufacturing Co. Ltd.	9,300	126,061
Tera Probe, Inc.(a)	5,400	99,810
Towa Corp.	22,800	226,567
Yamaichi Electronics Co. Ltd.	9,800	135,590
Total Semiconductors & Semiconductor Equipment		1,069,507
Software – 1.1%
Celsys, Inc.	16,600	129,878
Computer Engineering & Consulting Ltd.	23,000	357,135
Cresco Ltd.	25,900	205,586
Digital Arts, Inc.	3,500	156,346
Fukui Computer Holdings, Inc.	7,500	170,021
I’ll, Inc.	5,160	73,670
Intelligent Wave, Inc.	17,900	126,643
Justsystems Corp.	5,800	130,708
Miroku Jyoho Service Co. Ltd.	20,000	247,426
Systena Corp.	260,600	629,107
Toho System Science Co. Ltd.	11,300	93,398
UNITED, Inc.	45,100	221,971
WingArc1st, Inc.	12,300	283,359
Total Software		2,825,248
Specialty Retail – 4.4%
Adastria Co. Ltd.	21,200	403,756
Alleanza Holdings Co. Ltd.(a)	19,500	132,877
Alpen Co. Ltd.	11,300	180,600
AOKI Holdings, Inc.	48,400	421,728
Aoyama Trading Co. Ltd.	45,400	617,518

See Notes to Financial Statements.

WisdomTree Trust    75

Schedule of Investments (continued) WisdomTree Japan SmallCap Dividend Fund (DFJ) March 31, 2025
Investments	Shares	Value
ARCLANDS Corp.	18,936	$209,570
Asahi Co. Ltd.	18,600	182,716
Autobacs Seven Co. Ltd.	42,600	429,874
Bic Camera, Inc.	34,500	361,057
DCM Holdings Co. Ltd.	52,145	485,045
EDION Corp.	37,339	468,423
Geo Holdings Corp.	14,300	173,467
Hard Off Corp. Co. Ltd.	13,900	168,893
Honeys Holdings Co. Ltd.	19,300	212,695
IDOM, Inc.	55,000	439,147
Japan Eyewear Holdings Co. Ltd.	8,900	135,101
JINS Holdings, Inc.	4,300	199,559
Joshin Denki Co. Ltd.	12,900	184,002
Joyful Honda Co. Ltd.	20,600	275,925
Kohnan Shoji Co. Ltd.	12,600	315,126
Kojima Co. Ltd.	19,900	143,322
Komehyo Holdings Co. Ltd.	4,800	91,641
Komeri Co. Ltd.	11,337	224,405
K’s Holdings Corp.	68,600	624,575
KU Holdings Co. Ltd.	35,800	265,017
Nafco Co. Ltd.	11,800	141,483
New Art Holdings Co. Ltd.	19,800	184,706
Nextage Co. Ltd.(a)	24,900	251,931
Nishimatsuya Chain Co. Ltd.	12,300	164,093
Nissan Tokyo Sales Holdings Co. Ltd.	74,500	255,574
Nojima Corp.	23,900	404,353
PAL GROUP Holdings Co. Ltd.	19,200	390,959
Sac’s Bar Holdings, Inc.	24,400	139,018
Scroll Corp.	24,100	162,934
Syuppin Co. Ltd.	21,600	163,365
United Arrows Ltd.	14,900	210,537
VT Holdings Co. Ltd.	88,200	294,315
World Co. Ltd.	23,000	398,509
Xebio Holdings Co. Ltd.	17,500	151,431
Yellow Hat Ltd.	42,800	395,257
Total Specialty Retail		11,054,504
Technology Hardware, Storage & Peripherals – 0.6%
Elecom Co. Ltd.	37,200	411,205
MCJ Co. Ltd.	33,100	301,030
Mimaki Engineering Co. Ltd.	17,700	194,944
Riso Kagaku Corp.	34,200	284,962
Toshiba TEC Corp.	10,000	178,748
Wacom Co. Ltd.	58,800	224,913
Total Technology Hardware, Storage & Peripherals		1,595,802
Textiles, Apparel & Luxury Goods – 1.3%
Baroque Japan Ltd.(a)	29,000	135,362
Daidoh Ltd.(a)	50,100	289,129
Fujibo Holdings, Inc.	4,400	144,911
Gunze Ltd.	12,566	221,338
Hagihara Industries, Inc.	12,300	128,067
Investments	Shares	Value
Japan Wool Textile Co. Ltd.	29,625	$307,661
Kurabo Industries Ltd.	9,276	369,700
Morito Co. Ltd.	23,700	238,204
Onward Holdings Co. Ltd.	82,033	296,776
Seiko Group Corp.	14,500	400,946
Wacoal Holdings Corp.	16,700	568,765
Yondoshi Holdings, Inc.	20,700	255,116
Total Textiles, Apparel & Luxury Goods		3,355,975
Trading Companies & Distributors – 2.8%
Alconix Corp.	21,500	222,419
Chori Co. Ltd.	12,600	253,618
Daiichi Jitsugyo Co. Ltd.	13,000	189,428
Hanwa Co. Ltd.	20,222	661,265
Inaba Denki Sangyo Co. Ltd.	34,388	873,842
Inabata & Co. Ltd.	24,241	513,869
Japan Pulp & Paper Co. Ltd.	39,800	160,488
Kamei Corp.	14,100	186,410
Kanaden Corp.	12,800	126,083
Kanamoto Co. Ltd.	9,228	199,938
Kanematsu Corp.	61,000	1,027,137
MARUKA FURUSATO Corp.	7,500	119,567
Meiwa Corp.	41,700	194,083
Nichiden Corp.	8,700	168,252
Nishio Holdings Co. Ltd.	8,100	226,414
Sanyo Trading Co. Ltd.	14,900	146,469
Seika Corp.	8,100	234,268
Senshu Electric Co. Ltd.	6,400	184,459
Sumiseki Holdings, Inc.	39,000	191,166
Totech Corp.	17,800	290,199
Trusco Nakayama Corp.	14,100	187,258
Wakita & Co. Ltd.	19,100	220,837
Yamazen Corp.	36,506	321,509
Yuasa Trading Co. Ltd.	8,000	242,343
Total Trading Companies & Distributors		7,141,321
Transportation Infrastructure – 0.2%
Nissin Corp.	11,800	374,422
Wireless Telecommunication Services – 0.3%
Okinawa Cellular Telephone Co.	25,400	725,278
TOTAL COMMON STOCKS (Cost: $243,119,046)		247,949,081
EXCHANGE-TRADED FUNDS – 0.2%
United States – 0.2%
WisdomTree Japan Hedged Equity Fund(a)(b) (Cost: $397,504)	3,786	417,142
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(c) (Cost: $156,313)	156,313	156,313

See Notes to Financial Statements.

76    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Japan SmallCap Dividend Fund (DFJ) March 31, 2025
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%
United States – 0.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c) (Cost: $1,794,397)	1,794,397	$1,794,397
TOTAL INVESTMENTS IN SECURITIES – 99.1% (Cost: $245,467,260)		250,316,933
Other Assets less Liabilities – 0.9%		2,300,056
NET ASSETS – 100.0%		$252,616,989

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2025 (See Note 2). At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,946,185 and the total market value of the collateral held by the Fund was $3,308,530. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,514,133.

(b)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)   Rate shown represents annualized 7-day yield as of March 31, 2025.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2025 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2025	Dividend Income
WisdomTree Japan Hedged Equity Fund	$36,022	$2,520,300	$2,172,142	$18,468	$14,494	$417,142	$30,752

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$247,949,081	$—	$—	$247,949,081
Exchange-Traded Fund	417,142	—	—	417,142
Mutual Fund	—	156,313	—	156,313
Investment of Cash Collateral for Securities Loaned	—	1,794,397	—	1,794,397
Total Investments in Securities	$248,366,223	$1,950,710	$—	$250,316,933

See Notes to Financial Statements.

WisdomTree Trust    77

Statements of Assets and Liabilities WisdomTree Trust March 31, 2025
	WisdomTree Europe Quality Dividend Growth Fund	WisdomTree Europe SmallCap Dividend Fund	WisdomTree International AI Enhanced Value Fund	WisdomTree International Equity Fund
ASSETS:
Investments in securities, at cost	$57,815,482	$138,951,922	$49,152,881	$391,108,325
Investments in affiliates, at cost (Note 3)	—	503,719	—	—
Foreign currency, at cost	25,909	14,124	138,261	303,578
Investments in securities, at value[1,2] (Note 2)	63,957,650	145,083,233	50,648,474	515,361,654
Investments in affiliates, at value (Note 3)	—	516,282	—	—
Foreign currency, at value	25,577	14,130	138,223	302,875
Unrealized appreciation on foreign currency contracts	—	—	—	577
Receivables:
Investment securities sold	127,425	281,244	815,192	59,620
Due from broker	—	—	6,000	—
Dividends	65,321	304,258	371,715	2,892,161
Securities lending	4	523	970	1,600
Interest	233	273	429	799
Foreign tax reclaims	456,392	879,836	397,621	2,592,793
Other (Note 6)	35,807	688,426	139,259	459,656
Total Assets	64,668,409	147,768,205	52,517,883	521,671,735
LIABILITIES:
Payables:
Cash collateral received for securities loaned (Note 2)	—	2,442,600	1,259,305	1,688,728
Capital shares redeemed	—	—	815,192	—
Advisory fees (Note 3)	32,835	72,340	28,747	214,977
Service fees (Note 2)	249	549	218	1,970
Cash due to custodian	—	141,856	—	—
Other (Note 6)	10,743	206,528	41,778	137,897
Total Liabilities	43,827	2,863,873	2,145,240	2,043,572
NET ASSETS	$64,624,582	$144,904,332	$50,372,643	$519,628,163
NET ASSETS:
Paid-in capital	$70,697,124	$457,889,332	$116,111,802	$598,532,356
Total distributable earnings (loss)	(6,072,542)	(312,985,000)	(65,739,159)	(78,904,193)
NET ASSETS	$64,624,582	$144,904,332	$50,372,643	$519,628,163
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,000,000	2,400,000	1,150,000	9,000,000
Net asset value per share	$32.31	$60.38	$43.80	$57.74
[1] Includes market value of securities out on loan of:	$83,900	$2,235,658	$1,172,376	$2,346,966
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)

See Notes to Financial Statements.

78    WisdomTree Trust

Statements of Assets and Liabilities (continued) WisdomTree Trust March 31, 2025
	WisdomTree International High Dividend Fund	WisdomTree International LargeCap Dividend Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International Multifactor Fund
ASSETS:
Investments in securities, at cost	$321,275,298	$391,853,336	$114,418,095	$29,006,253
Investments in affiliates, at cost (Note 3)	50	—	—	—
Foreign currency, at cost	288,985	1,138,737	—	—
Investments in securities, at value[1,2] (Note 2)	365,627,708	531,565,630	134,388,687	31,746,007
Investments in affiliates, at value (Note 3)	55	—	—	—
Foreign currency, at value	294,539	1,135,719	—	—
Unrealized appreciation on foreign currency contracts	—	259	58	28,680
Receivables:
Investment securities sold	91,254	—	204,273	716,712
Capital shares sold	2,873	—	—	—
Dividends	2,431,318	2,675,492	644,038	146,277
Securities lending	989	2,601	11	245
Interest	419	1,210	157	346
Foreign tax reclaims	1,290,665	2,604,597	351,410	135,122
Other (Note 6)	155,294	236,598	114,022	30,937
Total Assets	369,895,114	538,222,106	135,702,656	32,804,326
LIABILITIES:
Unrealized depreciation on foreign currency contracts	—	—	—	617,461
Foreign currency due to custodian, at value	—	—	42,407	111,721
Payables:
Cash collateral received for securities loaned (Note 2)	1,410,144	3,382,390	158,930	208,893
Investment securities purchased	2,873	988,796	—	—
Capital shares redeemed	5,145	—	—	—
Advisory fees (Note 3)	175,953	220,633	67,772	10,350
Service fees (Note 2)	1,335	2,023	514	120
Other (Note 6)	46,588	70,979	34,207	9,281
Total Liabilities	1,642,038	4,664,821	303,830	957,826
NET ASSETS	$368,253,076	$533,557,285	$135,398,826	$31,846,500
NET ASSETS:
Paid-in capital	$422,858,340	$513,708,960	$161,592,038	$32,812,760
Total distributable earnings (loss)	(54,605,264)	19,848,325	(26,193,212)	(966,260)
NET ASSETS	$368,253,076	$533,557,285	$135,398,826	$31,846,500
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	8,750,000	9,750,000	2,050,000	1,100,000
Net asset value per share	$42.09	$54.72	$66.05	$28.95
[1] Includes market value of securities out on loan of:	$2,275,806	$3,894,770	$382,381	$195,471
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)
See Notes to Financial Statements.

WisdomTree Trust    79

Statements of Assets and Liabilities (concluded) WisdomTree Trust March 31, 2025
	WisdomTree International Quality Dividend Growth Fund	WisdomTree International SmallCap Dividend Fund	WisdomTree Japan SmallCap Dividend Fund
ASSETS:
Investments in securities, at cost	$696,687,861	$842,602,806	$245,069,756
Investments in affiliates, at cost (Note 3)	—	224,568	397,504
Foreign currency, at cost	833,399	320,090	70,856
Investments in securities, at value[1,2] (Note 2)	741,334,867	900,325,266	249,899,791
Investments in affiliates, at value (Note 3)	—	218,879	417,142
Foreign currency, at value	832,969	319,200	70,856
Unrealized appreciation on foreign currency contracts	—	339	—
Receivables:
Investment securities sold	—	—	—
Dividends	1,942,404	5,304,075	3,658,363
Securities lending	254	7,026	3,506
Interest	448	928	250
Foreign tax reclaims	2,488,423	2,790,435	484,933
Other (Note 6)	367,941	1,118,875	—
Total Assets	746,967,306	910,085,023	254,534,841
LIABILITIES:
Unrealized depreciation on foreign currency contracts	—	473	—
Payables:
Cash collateral received for securities loaned (Note 2)	28,800	13,304,518	1,794,397
Due to broker	—	589	—
Advisory fees (Note 3)	280,385	450,030	122,525
Service fees (Note 2)	2,937	3,415	930
Cash due to custodian	—	182,836	—
Other (Note 6)	110,382	335,662	—
Total Liabilities	422,504	14,277,523	1,917,852
NET ASSETS	$746,544,802	$895,807,500	$252,616,989
NET ASSETS:
Paid-in capital	$784,950,827	$1,244,601,072	$372,499,083
Total distributable earnings (loss)	(38,406,025)	(348,793,572)	(119,882,094)
NET ASSETS	$746,544,802	$895,807,500	$252,616,989
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	21,050,000	13,600,000	3,200,000
Net asset value per share	$35.47	$65.87	$78.94
[1] Includes market value of securities out on loan of:	$724,857	$14,621,095	$2,946,185
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)

See Notes to Financial Statements.

80    WisdomTree Trust

Statements of Operations WisdomTree Trust For the Year Ended March 31, 2025
	WisdomTree Europe Quality Dividend Growth Fund	WisdomTree Europe SmallCap Dividend Fund	WisdomTree International AI Enhanced Value Fund	WisdomTree International Equity Fund
INVESTMENT INCOME:
Dividends	$2,016,709	$8,986,354	$3,454,293	$24,243,625
Dividends from affiliates (Note 3)	—	35,938	—	—
Interest	970	1,345	—	5,315
Non-cash dividends	14,510	74,857	—	157,035
Other income (Note 6)	100,037	464,128	148,615	658,262
Securities lending income, net (Note 2)	6,010	72,478	10,201	104,476
Less: Foreign withholding taxes on dividends	(231,899)	(948,948)	(303,640)	(2,425,365)
Total investment income	1,906,337	8,686,152	3,309,469	22,743,348
EXPENSES:
Advisory fees (Note 3)	389,919	965,815	393,192	2,584,837
Service fees (Note 2)	2,958	7,327	2,983	23,693
Other fees (Note 6)	28,415	147,788	44,712	190,977
Total expenses	421,292	1,120,930	440,887	2,799,507
Expense waivers (Note 3)	—	(1,005)	—	—
Net expenses	421,292	1,119,925	440,887	2,799,507
Net investment income	1,485,045	7,566,227	2,868,582	19,943,841
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	1,419,482	403,680	2,057,517	2,990,267
Investment transactions in affiliates (Note 3)	—	(42,088)	—	—
In-kind redemptions	1,749,529	6,853,996	1,446,842	23,667,595
Foreign currency contracts	(5,313)	(12,405)	—	48,067
Foreign currency related transactions	6,021	(11,644)	(14,905)	(133,660)
Net realized gain	3,169,719	7,191,539	3,489,454	26,572,269
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	(3,879,170)	(5,587,223)	160,820	(1,546,174)
Investment transactions in affiliates (Note 3)	—	(12,007)	—	—
Foreign currency contracts	6	—	—	577
Translation of assets and liabilities denominated in foreign currencies	6,797	119,422	88	36,150
Net increase (decrease) in unrealized appreciation/depreciation	(3,872,367)	(5,479,808)	160,908	(1,509,447)
Net realized and unrealized gain (loss) on investments	(702,648)	1,711,731	3,650,362	25,062,822
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$782,397	$9,277,958	$6,518,944	$45,006,663

See Notes to Financial Statements.

WisdomTree Trust    81

Statements of Operations (continued) WisdomTree Trust For the Year Ended March 31, 2025
	WisdomTree International High Dividend Fund	WisdomTree International LargeCap Dividend Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International Multifactor Fund
INVESTMENT INCOME:
Dividends	$20,212,466	$22,457,092	$5,976,342	$1,317,260
Dividends from affiliates (Note 3)	52,907	49,869	—	—
Interest	2,035	—	630	—
Non-cash dividends	234,931	188,086	13,541	4,408
Other income (Note 6)	281,042	498,752	150,887	38,295
Securities lending income, net (Note 2)	79,370	89,454	36,312	6,323
Less: Foreign withholding taxes on dividends	(1,980,060)	(2,212,438)	(641,627)	(133,088)
Total investment income	18,882,691	21,070,815	5,536,085	1,233,198
EXPENSES:
Advisory fees (Note 3)	1,904,369	2,473,516	770,974	126,629
Service fees (Note 2)	14,446	22,673	5,848	1,466
Other fees (Note 6)	81,397	143,625	48,345	11,034
Total expenses	2,000,212	2,639,814	825,167	139,129
Expense waivers (Note 3)	(1,030)	(764)	—	—
Net expenses	1,999,182	2,639,050	825,167	139,129
Net investment income	16,883,509	18,431,765	4,710,918	1,094,069
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	3,585,216	9,757,717	831,267	(443,846)
Investment transactions in affiliates (Note 3)	(66,092)	(74,082)	—	—
In-kind redemptions	4,359,925	4,570,907	1,607,878	3,157,821
Futures contracts	—	—	—	(13,120)
Foreign currency contracts	30,391	(29,545)	9,854	1,475,166
Foreign currency related transactions	(47,084)	42,187	(35,460)	(7,420)
Net realized gain	7,862,356	14,267,184	2,413,539	4,168,601
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	10,831,377	14,118,370	4,094,058	(336,949)
Investment transactions in affiliates (Note 3)	5	—	—	—
Foreign currency contracts	179	259	99	(923,987)
Translation of assets and liabilities denominated in foreign currencies	12,667	29,123	(233)	569
Net increase (decrease) in unrealized appreciation/depreciation	10,844,228	14,147,752	4,093,924	(1,260,367)
Net realized and unrealized gain on investments	18,706,584	28,414,936	6,507,463	2,908,234
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,590,093	$46,846,701	$11,218,381	$4,002,303

See Notes to Financial Statements.

82    WisdomTree Trust

Statements of Operations (concluded) WisdomTree Trust For the Year Ended March 31, 2025
	WisdomTree International Quality Dividend Growth Fund	WisdomTree International SmallCap Dividend Fund	WisdomTree Japan SmallCap Dividend Fund
INVESTMENT INCOME:
Dividends	$22,609,558	$50,408,139	$8,778,970
Dividends from affiliates (Note 3)	—	144,061	30,752
Interest	4,963	—	1,775
Non-cash dividends	2,051	139,659	—
Other income (Note 6)	475,695	850,180	—
Securities lending income, net (Note 2)	113,172	344,071	90,267
Less: Foreign withholding taxes on dividends	(2,338,816)	(5,156,320)	(887,606)
Total investment income	20,866,623	46,729,790	8,014,158
EXPENSES:
Advisory fees (Note 3)	3,801,372	5,703,605	1,400,243
Service fees (Note 2)	39,823	43,268	10,622
Other fees (Note 6)	138,396	282,437	—
Total expenses	3,979,591	6,029,310	1,410,865
Expense waivers (Note 3)	—	(6,202)	(1,253)
Net expenses	3,979,591	6,023,108	1,409,612
Net investment income	16,887,032	40,706,682	6,604,546
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(15,142,991)	21,191,377	(901,757)
Investment transactions in affiliates (Note 3)	—	(35,487)	18,468
In-kind redemptions	66,712,052	33,213,577	4,320,321
Foreign currency contracts	—	6,918	1,971
Foreign currency related transactions	(41,899)	(310,349)	(224,208)
Net realized gain	51,527,162	54,066,036	3,214,795
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	(109,854,544)	(49,177,384)	(3,865,851)
Investment transactions in affiliates (Note 3)	—	(111,955)	14,494
Foreign currency contracts	—	(134)	—
Translation of assets and liabilities denominated in foreign currencies	(25,500)	285,298	28,216
Net decrease in unrealized appreciation/depreciation	(109,880,044)	(49,004,175)	(3,823,141)
Net realized and unrealized gain (loss) on investments	(58,352,882)	5,061,861	(608,346)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(41,465,850)	$45,768,543	$5,996,200
See Notes to Financial Statements.

WisdomTree Trust    83

Statements of Changes in Net Assets WisdomTree Trust
	WisdomTree Europe Quality Dividend Growth Fund		WisdomTree Europe SmallCap Dividend Fund
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$1,485,045	$1,497,351	$7,566,227	$9,266,508
Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	3,169,719	2,282,198	7,191,539	(9,694,037)
Net increase (decrease) in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(3,872,367)	3,322,389	(5,479,808)	11,538,762
Net increase in net assets resulting from operations	782,397	7,101,938	9,277,958	11,111,233
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(1,488,120)	(1,468,000)	(7,727,206)	(9,431,500)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,602,141	4,551,237	—	—
Cost of shares redeemed	(9,368,006)	(6,329,703)	(44,797,830)	(64,325,641)
Net decrease in net assets resulting from capital share transactions	(7,765,865)	(1,778,466)	(44,797,830)	(64,325,641)
Net Increase (Decrease) in Net Assets	(8,471,588)	3,855,472	(43,247,078)	(62,645,908)
NET ASSETS:
Beginning of year	$73,096,170	$69,240,698	$188,151,410	$250,797,318
End of year	$64,624,582	$73,096,170	$144,904,332	$188,151,410
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	2,250,000	2,300,000	3,150,000	4,300,000
Shares created	50,000	150,000	—	—
Shares redeemed	(300,000)	(200,000)	(750,000)	(1,150,000)
Shares outstanding, end of year	2,000,000	2,250,000	2,400,000	3,150,000

See Notes to Financial Statements.

84    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree International AI Enhanced Value Fund		WisdomTree International Equity Fund
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$2,868,582	$2,897,347	$19,943,841	$21,742,710
Net realized gain on investments, foreign currency contracts and foreign currency related transactions	3,489,454	1,075,466	26,572,269	11,543,513
Net increase (decrease) in net unrealized appreciation/depreciation on investments, futures contracts, written options, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	160,908	3,783,173	(1,509,447)	45,216,018
Net increase in net assets resulting from operations	6,518,944	7,755,986	45,006,663	78,502,241
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(3,145,102)	(3,458,250)	(19,101,802)	(23,081,500)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,176,034	3,847,332	2,739,819	22,667,868
Cost of shares redeemed	(29,206,315)	(11,900,706)	(82,911,459)	(74,346,598)
Net decrease in net assets resulting from capital share transactions	(27,030,281)	(8,053,374)	(80,171,640)	(51,678,730)
Net Increase (Decrease) in Net Assets	(23,656,439)	(3,755,638)	(54,266,779)	3,742,011
NET ASSETS:
Beginning of year	$74,029,082	$77,784,720	$573,894,942	$570,152,931
End of year	$50,372,643	$74,029,082	$519,628,163	$573,894,942
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	1,800,000	2,000,000	10,450,000	11,450,000
Shares created	50,000	100,000	50,000	450,000
Shares redeemed	(700,000)	(300,000)	(1,500,000)	(1,450,000)
Shares outstanding, end of year	1,150,000	1,800,000	9,000,000	10,450,000

See Notes to Financial Statements.

WisdomTree Trust    85

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree International High Dividend Fund		WisdomTree International LargeCap Dividend Fund
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$16,883,509	$20,347,702	$18,431,765	$19,366,510
Net realized gain on investments, foreign currency contracts and foreign currency related transactions	7,862,356	10,052,163	14,267,184	9,753,274
Net increase in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	10,844,228	6,743,126	14,147,752	43,883,562
Net increase in net assets resulting from operations	35,590,093	37,142,991	46,846,701	73,003,346
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(16,308,470)	(21,220,750)	(17,724,987)	(19,529,750)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	33,351,948	21,113,970	—	18,551,230
Cost of shares redeemed	(25,432,543)	(109,170,942)	(12,983,357)	(46,440,306)
Net increase (decrease) in net assets resulting from capital share transactions	7,919,405	(88,056,972)	(12,983,357)	(27,889,076)
Net Increase (Decrease) in Net Assets	27,201,028	(72,134,731)	16,138,357	25,584,520
NET ASSETS:
Beginning of year	$341,052,048	$413,186,779	$517,418,928	$491,834,408
End of year	$368,253,076	$341,052,048	$533,557,285	$517,418,928
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	8,600,000	11,000,000	10,000,000	10,550,000
Shares created	800,000	550,000	—	400,000
Shares redeemed	(650,000)	(2,950,000)	(250,000)	(950,000)
Shares outstanding, end of year	8,750,000	8,600,000	9,750,000	10,000,000

See Notes to Financial Statements.

86    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree International MidCap Dividend Fund		WisdomTree International Multifactor Fund
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$4,710,918	$4,676,380	$1,094,069	$1,408,676
Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	2,413,539	(101,987)	4,168,601	1,557,007
Net increase (decrease) in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	4,093,924	11,611,037	(1,260,367)	1,067,392
Net increase in net assets resulting from operations	11,218,381	16,185,430	4,002,303	4,033,075
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(4,757,821)	(5,664,500)	(1,118,075)	(1,509,000)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	8,686,299	5,684,755	10,204,509
Cost of shares redeemed	(6,450,011)	(11,994,282)	(19,163,476)	(10,283,441)
Net decrease in net assets resulting from capital share transactions	(6,450,011)	(3,307,983)	(13,478,721)	(78,932)
Net Increase (Decrease) in Net Assets	10,549	7,212,947	(10,594,493)	2,445,143
NET ASSETS:
Beginning of year	$135,388,277	$128,175,330	$42,440,993	$39,995,850
End of year	$135,398,826	$135,388,277	$31,846,500	$42,440,993
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	2,150,000	2,200,000	1,600,000	1,600,000
Shares created	—	150,000	200,000	400,000
Shares redeemed	(100,000)	(200,000)	(700,000)	(400,000)
Shares outstanding, end of year	2,050,000	2,150,000	1,100,000	1,600,000

See Notes to Financial Statements.

WisdomTree Trust    87

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree International Quality Dividend Growth Fund		WisdomTree International SmallCap Dividend Fund
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$16,887,032	$16,745,702	$40,706,682	$45,165,097
Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	51,527,162	15,237,306	54,066,036	(11,472,803)
Net increase (decrease) in net unrealized appreciation/depreciation on investments, futures contracts, written options, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(109,880,044)	95,248,461	(49,004,175)	88,412,126
Net increase (decrease) in net assets resulting from operations	(41,465,850)	127,231,469	45,768,543	122,104,420
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(18,334,695)	(16,686,000)	(40,687,926)	(46,695,750)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	119,488,548	258,437,278	—	12,700,933
Cost of shares redeemed	(291,323,830)	(56,717,942)	(208,535,526)	(182,639,829)
Net increase (decrease) in net assets resulting from capital share transactions	(171,835,282)	201,719,336	(208,535,526)	(169,938,896)
Net Increase (Decrease) in Net Assets	(231,635,827)	312,264,805	(203,454,909)	(94,530,226)
NET ASSETS:
Beginning of year	$978,180,629	$665,915,824	$1,099,262,409	$1,193,792,635
End of year	$746,544,802	$978,180,629	$895,807,500	$1,099,262,409
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	25,750,000	19,750,000	16,800,000	19,650,000
Shares created	3,200,000	7,550,000	—	200,000
Shares redeemed	(7,900,000)	(1,550,000)	(3,200,000)	(3,050,000)
Shares outstanding, end of year	21,050,000	25,750,000	13,600,000	16,800,000
See Notes to Financial Statements.

88    WisdomTree Trust

Statements of Changes in Net Assets (concluded) WisdomTree Trust
	WisdomTree Japan SmallCap Dividend Fund
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$6,604,546	$5,348,222
Net realized gain on investments, foreign currency contracts and foreign currency related transactions	3,214,795	15,703,811
Net increase (decrease) in net unrealized appreciation/depreciation on investments, futures contracts, written options, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(3,823,141)	25,669,400
Net increase in net assets resulting from operations	5,996,200	46,721,433
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(4,002,170)	(5,686,552)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	31,370,432	129,347,500
Cost of shares redeemed	(30,767,046)	(102,859,528)
Net increase in net assets resulting from capital share transactions	603,386	26,487,972
Net Increase in Net Assets	2,597,416	67,522,853
NET ASSETS:
Beginning of year	$250,019,573	$182,496,720
End of year	$252,616,989	$250,019,573
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	3,200,000	2,750,000
Shares created	400,000	1,800,000
Shares redeemed	(400,000)	(1,350,000)
Shares outstanding, end of year	3,200,000	3,200,000

See Notes to Financial Statements.

WisdomTree Trust    89

Financial Highlights WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Europe Quality Dividend Growth Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$32.49	$30.10	$31.45	$31.24	$22.13
Investment Operations:
Net investment income[1]	0.71	0.64	0.72	1.08	0.66
Net realized and unrealized gain (loss)	(0.17)	2.39	(1.35)	0.21	9.10
Total from investment operations	0.54	3.03	(0.63)	1.29	9.76
Dividends to shareholders:
Net investment income	(0.72)	(0.64)	(0.72)	(1.08)	(0.65)
Net asset value, end of year	$32.31	$32.49	$30.10	$31.45	$31.24
TOTAL RETURN[2]	1.68%	10.22%	(1.64)%	4.02%	44.43%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$64,625	$73,096	$69,241	$72,346	$46,856
Ratio to average net assets of:
Expenses	0.63%[3]	0.59%[3]	0.59%[3]	0.59%[3]	0.58%
Net investment income	2.21%	2.10%	2.63%	3.26%	2.37%
Portfolio turnover rate[4]	35%	35%	43%	53%	61%
WisdomTree Europe SmallCap Dividend Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$59.73	$58.32	$68.00	$69.71	$41.06
Investment Operations:
Net investment income[1]	2.75	2.59	3.42	2.03	1.31
Net realized and unrealized gain (loss)	0.71	1.48	(9.57)	(1.79)	28.62
Total from investment operations	3.46	4.07	(6.15)	0.24	29.93
Dividends to shareholders:
Net investment income	(2.81)	(2.66)	(3.53)	(1.95)	(1.28)
Net asset value, end of year	$60.38	$59.73	$58.32	$68.00	$69.71
TOTAL RETURN[2]	5.95%	7.40%	(8.50)%	0.18%	73.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$144,904	$188,151	$250,797	$295,806	$310,227
Ratio to average net assets of:
Expenses[5,6]	0.67%[3]	0.61%[3]	0.65%[3]	0.73%[3]	0.58%
Net investment income	4.54%	4.57%	6.00%	2.77%	2.39%
Portfolio turnover rate[4]	54%	41%	46%	68%	92%

1   Based on average shares outstanding.

2   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period.

3   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

4    Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

5   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

6   Does not include expenses of the underlying investment companies in which the Fund invests.

See Notes to Financial Statements.

90    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree International AI Enhanced Value Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[1]	For the Year Ended March 31, 2021[1]
Net asset value, beginning of year	$41.13	$38.89	$40.53	$42.46	$31.66
Investment Operations:
Net investment income[2]	1.74	1.54	1.56	2.14	1.64
Net realized and unrealized gain (loss)	2.80	2.58	(1.46)	(1.98)	10.78
Total from investment operations	4.54	4.12	0.10	0.16	12.42
Dividends to shareholders:
Net investment income	(1.87)	(1.88)	(1.74)	(2.09)	(1.62)
Net asset value, end of year	$43.80	$41.13	$38.89	$40.53	$42.46
TOTAL RETURN[3]	11.48%	10.93%	0.80%	0.30%	39.87%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$50,373	$74,029	$77,785	$121,582	$144,348
Ratio to average net assets of:
Expenses	0.65%[4]	0.59%[4]	0.59%[4]	0.58%[5,6,7]	0.58%[5,7]
Net investment income	4.23%	3.92%	4.25%	5.03%	4.34%
Portfolio turnover rate[8]	130%	138%	148%	99%[9,10]	61%
WisdomTree International Equity Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$54.92	$49.80	$53.09	$52.63	$39.65
Investment Operations:
Net investment income[2]	2.05	1.93	2.11	1.94	1.47
Net realized and unrealized gain (loss)	2.71	5.24	(3.19)	0.50	12.99
Total from investment operations	4.76	7.17	(1.08)	2.44	14.46
Dividends to shareholders:
Net investment income	(1.94)	(2.05)	(2.21)	(1.98)	(1.48)
Net asset value, end of year	$57.74	$54.92	$49.80	$53.09	$52.63
TOTAL RETURN[3]	8.89%	14.83%	(1.55)%	4.62%	36.92%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$519,628	$573,895	$570,153	$634,428	$602,625
Ratio to average net assets of:
Expenses	0.52%[11]	0.49%[11]	0.49%[11]	0.49%[5,7,11]	0.48%[5,7]
Net investment income	3.70%	3.80%	4.49%	3.58%	3.13%
Portfolio turnover rate[8]	27%	22%	24%	31%	47%

1   The information reflects the investment objective and strategy of the WisdomTree International Dividend ex-Financials Fund through January 17, 2022 and the investment objective and strategy of the WisdomTree International AI Enhanced Value Fund thereafter.

2   Based on average shares outstanding.

3   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

4   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

5   Does not include expenses of the underlying investment companies in which the Fund invests.

6   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been unchanged.

7   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

8   Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

9   The increase in the portfolio turnover rate was primarily a result of the change in investment objective and strategy on January 18, 2022.

10   On January 7, 2022, Voya Investment Management Co., LLC replaced Mellon Investments Corporation as sub-advisor to the Fund.

11   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.48%.

See Notes to Financial Statements.

WisdomTree Trust    91

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree International High Dividend Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$39.66	$37.56	$39.93	$39.29	$29.53
Investment Operations:
Net investment income[1]	2.05	1.99	2.11	1.90	1.54
Net realized and unrealized gain (loss)	2.37	2.14	(2.37)	0.63	9.73
Total from investment operations	4.42	4.13	(0.26)	2.53	11.27
Dividends to shareholders:
Net investment income	(1.99)	(2.03)	(2.11)	(1.89)	(1.51)
Net asset value, end of year	$42.09	$39.66	$37.56	$39.93	$39.29
TOTAL RETURN[2]	11.59%	11.45%	0.01%	6.61%	38.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$368,253	$341,052	$413,187	$201,634	$182,685
Ratio to average net assets of:
Expenses[3,4]	0.61%[5]	0.59%[5]	0.58%[6]	0.59%[5]	0.58%
Net investment income	5.14%	5.29%	5.89%	4.80%	4.43%
Portfolio turnover rate[7]	46%	39%	36%	40%	57%
WisdomTree International LargeCap Dividend Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$51.74	$46.62	$48.95	$47.34	$36.81
Investment Operations:
Net investment income[1]	1.86	1.83	1.94	1.79	1.42
Net realized and unrealized gain (loss)	2.91	5.14	(2.23)	1.63	10.55
Total from investment operations	4.77	6.97	(0.29)	3.42	11.97
Dividends to shareholders:
Net investment income	(1.79)	(1.85)	(2.04)	(1.81)	(1.44)
Net asset value, end of year	$54.72	$51.74	$46.62	$48.95	$47.34
TOTAL RETURN[2]	9.47%	15.35%	(0.05)%	7.27%	32.91%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$533,557	$517,419	$491,834	$381,807	$352,717
Ratio to average net assets of:
Expenses[3,4]	0.51%[8]	0.49%[8]	0.49%[8]	0.49%[8]	0.48%
Net investment income	3.58%	3.83%	4.43%	3.63%	3.33%
Portfolio turnover rate[7]	23%	24%	23%	30%	38%

1   Based on average shares outstanding.

2   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

4    Does not include expenses of the underlying investment companies in which the Fund invests.

5   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

6   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been unchanged.

7   Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

8   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.48%.
See Notes to Financial Statements.

92    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree International MidCap Dividend Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$62.97	$58.26	$64.69	$67.16	$47.06
Investment Operations:
Net investment income[1]	2.25	2.04	2.31	2.54	1.51
Net realized and unrealized gain (loss)	3.09	5.15	(6.20)	(2.53)	20.12
Total from investment operations	5.34	7.19	(3.89)	0.01	21.63
Dividends to shareholders:
Net investment income	(2.26)	(2.48)	(2.54)	(2.48)	(1.53)
Net asset value, end of year	$66.05	$62.97	$58.26	$64.69	$67.16
TOTAL RETURN[2]	8.74%	12.80%	(5.68)%	(0.13)%	46.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$135,399	$135,388	$128,175	$135,853	$144,404
Ratio to average net assets of:
Expenses	0.62%[3]	0.59%[3]	0.59%[3]	0.59%[3]	0.58%
Net investment income	3.54%	3.48%	4.10%	3.75%	2.63%
Portfolio turnover rate[4]	34%	36%	39%	44%	62%
WisdomTree International Multifactor Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$26.53	$25.00	$25.30	$25.43	$20.88
Investment Operations:
Net investment income[1]	0.90	0.86	0.95	0.79	0.59
Net realized and unrealized gain (loss)	2.41	1.59	(0.33)	0.00[5]	4.53
Total from investment operations	3.31	2.45	0.62	0.79	5.12
Dividends to shareholders:
Net investment income	(0.89)	(0.92)	(0.92)	(0.92)	(0.57)
Net asset value, end of year	$28.95	$26.53	$25.00	$25.30	$25.43
TOTAL RETURN[2]	12.75%	10.07%	2.76%	3.03%	24.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$31,847	$42,441	$39,996	$32,886	$38,138
Ratio to average net assets of:
Expenses	0.42%[6]	0.38%[6]	0.39%[7]	0.39%[7]	0.38%
Net investment income	3.28%	3.41%	3.98%	3.01%	2.47%
Portfolio turnover rate[4]	99%	121%	118%	105%	123%

1   Based on average shares outstanding.

2   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

4   Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

5   Amount represents less than $0.005.

6   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been unchanged.

7   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.38%.

See Notes to Financial Statements.

WisdomTree Trust    93

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree International Quality Dividend Growth Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$37.99	$33.72	$36.82	$36.95	$25.87
Investment Operations:
Net investment income[1]	0.69	0.67	1.06	1.22	0.91
Net realized and unrealized gain (loss)	(2.46)	4.27	(3.03)	(0.27)	10.98
Total from investment operations	(1.77)	4.94	(1.97)	0.95	11.89
Dividends to shareholders:
Net investment income	(0.75)	(0.67)	(1.13)	(1.08)	(0.81)
Net asset value, end of year	$35.47	$37.99	$33.72	$36.82	$36.95
TOTAL RETURN[2]	(4.70)%	14.81%	(4.85)%	2.46%	46.22%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$746,545	$978,181	$665,916	$373,740	$190,307
Ratio to average net assets of:
Expenses, net of expense waivers	0.44%[3]	0.43%[3]	0.43%[3]	0.42%	0.41%[4]
Expenses, prior to expense waivers	0.44%[3]	0.43%[3]	0.43%[3]	0.42%	0.44%
Net investment income	1.87%	1.94%	3.38%	3.16%	2.73%
Portfolio turnover rate[5]	48%	49%	48%	63%	66%
WisdomTree International SmallCap Dividend Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$65.43	$60.75	$69.29	$72.16	$48.29
Investment Operations:
Net investment income[1]	2.71	2.48	2.91	2.27	1.55
Net realized and unrealized gain (loss)	0.43	4.77	(8.19)	(2.72)	23.97
Total from investment operations	3.14	7.25	(5.28)	(0.45)	25.52
Dividends to shareholders:
Net investment income	(2.70)	(2.57)	(3.26)	(2.42)	(1.65)
Net asset value, end of year	$65.87	$65.43	$60.75	$69.29	$72.16
TOTAL RETURN[2]	4.94%	12.36%	(7.23)%	(0.79)%	53.46%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$895,808	$1,099,262	$1,193,793	$1,330,363	$1,403,518
Ratio to average net assets of:
Expenses, net of expense waivers[6,7]	0.61%[8]	0.59%[8]	0.60%[8]	0.61%[8]	0.58%
Expenses, prior to expense waivers	0.61%[8]	0.59%[8]	0.60%[8]	0.61%[8]	0.58%
Net investment income	4.14%	4.08%	4.87%	3.08%	2.54%
Portfolio turnover rate[5]	41%	36%	51%	55%	74%

1   Based on average shares outstanding.

2   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.42%.

4   The investment advisor had contractually agreed to limit the advisory fee to 0.38% through July 31, 2020. On July 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.42%.

5   Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

6   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

7   Does not include expenses of the underlying investment companies in which the Fund invests.

8   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

See Notes to Financial Statements.

94    WisdomTree Trust

Financial Highlights (concluded) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Japan SmallCap Dividend Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$78.13	$66.36	$66.61	$76.06	$58.64
Investment Operations:
Net investment income[1]	2.09	1.66	1.58	1.71	1.17
Net realized and unrealized gain (loss)	(0.03)	11.76	0.61[2]	(9.68)	18.13
Total from investment operations	2.06	13.42	2.19	(7.97)	19.30
Dividends to shareholders:
Net investment income	(1.25)	(1.65)	(2.44)	(1.48)	(1.88)
Net asset value, end of year	$78.94	$78.13	$66.36	$66.61	$76.06
TOTAL RETURN[3]	2.74%	20.44%	3.62%	(10.62)%	33.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$252,617	$250,020	$182,497	$213,148	$190,141
Ratio to average net assets of:
Expenses[4,5]	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	2.74%	2.35%	2.56%	2.34%	1.73%
Portfolio turnover rate[6]	29%	28%	26%	36%	43%

1   Based on average shares outstanding.

2   The amount of net realized and unrealized gain per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

3   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

4   Does not include expenses of the underlying investment companies in which the Fund invests.

5   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

6   Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust    95

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Europe Quality Dividend Growth Fund (“Europe Quality Dividend Growth Fund”)	May 7, 2014
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”)	June 16, 2006
WisdomTree International AI Enhanced Value Fund (“International AI Enhanced Value Fund”)	June 16, 2006
WisdomTree International Equity Fund (“International Equity Fund”)	June 16, 2006
WisdomTree International High Dividend Fund (“International High Dividend Fund”)	June 16, 2006
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”)	June 16, 2006
WisdomTree International Multifactor Fund (“International Multifactor Fund”)	August 10, 2018
WisdomTree International Quality Dividend Growth Fund (“International Quality Dividend Growth Fund”)	April 7, 2016
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”)	June 16, 2006

Each Fund, except for the International AI Enhanced Value Fund and International Multifactor Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. The International AI Enhanced Value Fund is actively managed using a model-based approach seeking income and capital appreciation. The International Multifactor Fund is actively managed using a model-based approach seeking capital appreciation. WisdomTree is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board” or “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest

96    WisdomTree Trust

Notes to Financial Statements (continued)

in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, using spot and forward rates provided by an independent pricing service provider.

Pursuant to Board-approved valuation procedures established by the Trust and WTAM, the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

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Notes to Financial Statements (continued)

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal year ended March 31, 2025, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the fiscal year ended year and open positions in such derivatives as of year are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements may also contain credit-risk related contingent features which may include, but are not limited to, a threshold in the Funds’ derivative agreements on unrealized depreciation (i.e., the Funds’ obligation to the counterparty) above a specified dollar amount. If an event occurred at year that triggered a contingent feature, the counterparty to the agreement may require a Fund to post collateral (or additional collateral) or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment due to a counterparty. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed in Note 2 — Master Netting Arrangements under the column entitled “Liabilities: Net Amount”. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of year, if any, is reflected as a footnote within each Fund’s Schedule of Investments. At year, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

98    WisdomTree Trust

Notes to Financial Statements (continued)

As of March 31, 2025, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
International Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$ 577	Unrealized depreciation on foreign currency contracts	$ —
International MidCap Dividend Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$ 58	Unrealized depreciation on foreign currency contracts	$ —
International Multifactor Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$28,680	Unrealized depreciation on foreign currency contracts	$617,461
International SmallCap Dividend Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$ 339	Unrealized depreciation on foreign currency contracts	$ 473

For the fiscal year ended March 31, 2025, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Europe Quality Dividend Growth Fund
Foreign currency risk	$(5,313)	$6
Europe SmallCap Dividend Fund
Foreign currency risk	(12,405)	—
International Equity Fund
Foreign currency risk	48,067	577
International High Dividend Fund
Foreign currency risk	30,391	179
International LargeCap Dividend Fund
Foreign currency risk	(29,545)	259
International MidCap Dividend Fund
Foreign currency risk	9,854	99
International Multifactor Fund
Foreign currency risk	1,475,166	(923,987)
Equity rate risk	(13,120)	—
International SmallCap Dividend Fund
Foreign currency risk	6,918	(134)
Japan SmallCap Dividend Fund
Foreign currency risk	1,971	—
[1] Realized gains (losses) on derivatives are located on the Statements of Operations as follows:
Equity risk	Net realized gain (loss) from futures contracts
Foreign currency risk	Net realized gain (loss) from foreign currency contracts
[2] Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:
Foreign currency risk	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts
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Notes to Financial Statements (continued)

During the fiscal year ended March 31, 2025, the volume of derivative activity (based on the average of month-end notional balances, except where footnoted) for each Fund was as follows:

Fund	Average Notional
	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)
Europe Quality Dividend Growth Fund
Foreign currency risk	$15,770	$200,510	$—
Europe SmallCap Dividend Fund
Foreign currency risk	23,641	1,418,813	—
International AI Enhanced Value Fund
Foreign currency risk	—	9,395	—
International Equity Fund
Foreign currency risk	—	2,457,157	—
International High Dividend Fund
Foreign currency risk	44,207	2,627,312	—
International LargeCap Dividend Fund
Foreign currency risk	16,365	1,553,622	—
International MidCap Dividend Fund
Foreign currency risk	138,145	769,608	—
International Multifactor Fund
Equity risk[1]	—	—	73,907
Foreign currency risk	14,595,780	31,882,949	—
International Quality Dividend Growth Fund
Foreign currency risk	224,806	7,516,411	—
International SmallCap Dividend Fund
Foreign currency risk	115,840	4,171,813	—
Japan SmallCap Dividend Fund
Foreign currency risk	762	16,162	—
[1] The volume of derivatives for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized on the ex-dividend date, or, with respect to foreign dividends, as soon as practicable after the existence of a dividend declaration has been determined, at the fair value of securities to be received. Upon notification from real estate investment trust (“REIT”) issuers or as estimated by management, all or a portion of the dividend income received from a REIT may be redesignated as a reduction of cost of the related investment and/or as a realized gain. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Taxes — The Funds may be subject to foreign taxes (a portion of which may be reclaimable or refundable) on foreign income or capital gains on investment transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and tax rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are accrued and applied to foreign income as the foreign income is earned and are reflected on the Statements of Operations as follows: foreign taxes withheld on dividends are presented as a reduction to investment income in “Less: Foreign withholding taxes on dividends”, foreign taxes on capital gains from investment transactions, if any, are included in “Net realized gain (loss) from investment transactions”, and deferred foreign taxes on net unrealized appreciation on investments, if any, are included in “Net increase (decrease) in unrealized appreciation/depreciation on investment transactions”. Foreign taxes payable or deferred as of March 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities in “Payables: Foreign capital gains tax”.

In certain foreign jurisdictions, when the Funds incur subsequent capital losses on investment transactions that occurred during the tax year in the applicable foreign jurisdiction, the Funds may be entitled to a refund on any foreign taxes paid on previous capital gain investment transactions that occurred during the tax year of the applicable foreign jurisdiction. Foreign capital gain

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Notes to Financial Statements (continued)

tax refunds on investment transactions are included in “Net realized gain (loss) from investment transactions” on the Statements of Operations and foreign capital gain tax refunds that remain unpaid as of March 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities in “Receivables: Foreign capital gains tax refund”.

The Funds file foreign tax reclaims in certain foreign jurisdictions to recover a portion of amounts previously withheld on dividend income if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims recorded relating to current fiscal year investment income are included in the Statements of Operations as a reduction to the balance shown for “Foreign withholding taxes on dividends” and foreign tax reclaims recorded, but not yet received as of March 31, 2025, if any, are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of “net realized gain (loss) from investment transactions” and “net increase (decrease) in unrealized appreciation/depreciation from investment transactions”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in “net realized gain (loss) from foreign currency contracts” and “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in “net realized gain (loss) from foreign currency related transactions” and/ or “net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies” in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

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Notes to Financial Statements (continued)

Foreign Currency Contracts — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the International Multifactor Fund, do not expect to engage in currency transactions for the purpose of hedging against currency exposures of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes. During the fiscal year ended year, the Funds, except for the International Multifactor Fund, utilized foreign currency contracts primarily to facilitate foreign security settlements. The International Multifactor Fund utilized foreign currency contracts primarily to offset applicable international currency exposure from certain positions in international equities. A foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A foreign currency contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades.

Risks may arise upon entering into foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open foreign currency contracts are recorded for book purposes as unrealized gains or losses on foreign currency contracts by the Funds and are included in “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts” on the Statements of Operations. Realized gains and losses on foreign currency contracts include net gains or losses recognized by the Funds on contracts which have settled and are included in “net realized gain (loss) from foreign currency contracts” on the Statements of Operations.

Futures Contracts — The International Multifactor Fund utilized equity futures contracts on a temporary basis during the fiscal year to obtain market exposure consistent with its investment objective during the Fund’s periodic portfolio rebalance. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency, equity, digital asset or U.S. Treasury security, collectively herein, “Reference Asset”) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified Reference Asset at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. A Fund may also cash settle upon the expiration date of a futures contract in which no physical delivery (or receipt) of the specified Reference Asset comprising the futures contract is made. Instead, settlement in cash would occur upon the expiration of the contract, with the cash settlement being the difference between the contract price and the actual price of the specified Reference Asset at the expiration date. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Cash deposited as initial margin, if any, is shown as “Deposits at broker for futures contracts” in the Statements of Assets and Liabilities, and U.S. government securities deposited, if any, are designated in the Schedule of Investments. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the unrealized net gain or loss is reclassified to realized gain or loss on futures. The current one-day variation margin on open futures contracts is shown on the Statements of Assets and Liabilities as either a receivable or a payable for “Net variation margin on futures contracts”. Deposits at broker utilized for futures contract margin requirements generally are restricted from withdrawal. The Funds have adopted a derivatives risk management program pursuant to Rule 18f-4 under the 1940 Act to assess and manage the Funds’ derivatives risk. Rule 18f-4 limits the amount of derivatives a fund can enter into and replaces the asset segregation framework previously used by the Funds to comply with Section 18 of the 1940 Act.

As of March 31, 2025, there were no open futures contracts in the Funds.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower).

102    WisdomTree Trust

Notes to Financial Statements (continued)

The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives, such as foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign currency contracts, options and certain swaps). To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

WisdomTree Trust    103

Notes to Financial Statements (continued)

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of March 31, 2025, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

Fund	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Europe Quality Dividend Growth Fund
Securities Lending	$83,900	$—	$(83,900)[1]	$—	$—	$—	$—	$—
Europe SmallCap Dividend Fund
Securities Lending	2,235,658	—	(2,235,658)[1]	—	—	—	—	—
International AI Enhanced Value Fund
Securities Lending	1,172,376	—	(1,172,376)[1]	—	—	—	—	—
International Equity Fund
Securities Lending	2,346,966	—	(2,346,966)[1]	—	—	—	—	—
Foreign Currency Contracts	577	—	—	577	—	—	—	—
International High Dividend Fund
Securities Lending	2,275,806	—	(2,275,806)[1]	—	—	—	—	—
International LargeCap Dividend Fund
Securities Lending	3,894,770	—	(3,894,770)[1]	—	—	—	—	—
Foreign Currency Contracts	259	—	—	259	—	—	—	—
International MidCap Dividend Fund
Securities Lending	382,381	—	(382,381)[1]	—	—	—	—	—
Foreign Currency Contracts	58	—	—	58	—	—	—	—
International Multifactor Fund
Securities Lending	195,471	—	(195,471)[1]	—	—	—	—	—
Foreign Currency Contracts	28,680	(22,486)	—	6,194	617,461	(22,486)	—	594,975
International Quality Dividend Growth Fund
Securities Lending	724,857	—	(724,857)[1]	—	—	—	—	—
International SmallCap Dividend Fund
Securities Lending	14,621,095	—	(14,621,095)[1]	—	—	—	—	—
Foreign Currency Contracts	339	(5)	—	334	473	(5)	—	468
Japan SmallCap Dividend Fund
Securities Lending	2,946,185	—	(2,946,185)[1]	—	—	—	—	—
[1]The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Restricted Securities — Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely

104    WisdomTree Trust

Notes to Financial Statements (continued)

distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds, except for the International AI Enhanced Value Fund. Prior to January 7, 2022, sub-advisory services for the International AI Enhanced Value Fund were provided by Mellon and thereafter by Voya Investment Management Co., LLC (“Voya IM”). Mellon and Voya IM are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets as shown in the following table:

Fund	Advisory Fee Rate
Europe Quality Dividend Growth Fund	0.58%
Europe SmallCap Dividend Fund	0.58%
International AI Enhanced Value Fund	0.58%
International Equity Fund	0.48%
International High Dividend Fund	0.58%
International LargeCap Dividend Fund	0.48%
International MidCap Dividend Fund	0.58%
International Multifactor Fund	0.38%
International Quality Dividend Growth Fund	0.42%
International SmallCap Dividend Fund	0.58%
Japan SmallCap Dividend Fund	0.58%

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal year ended March 31, 2025, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of its advisory fees, that it would otherwise charge, for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (e.g., fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statements of Operations in “Expense waivers”.

WisdomTree Trust    105

Notes to Financial Statements (continued)

During the fiscal year ended March 31, 2025, certain Funds engaged in purchase and sale transactions with funds that have a common investment adviser, WTAM. These interfund purchase and sale transactions were effected in accordance with Rule 17a-7 under the 1940 Act. For the fiscal year ended March 31, 2025, the cost of purchases, proceeds from sales and the net realized gain or loss recognized upon the disposal of securities resulting from interfund transactions are shown in the following table:

Fund	Purchases	Sales	Net Realized Gain/(Loss)
Europe Quality Dividend Growth Fund	$7,255,643	$5,429,376	$735,606
Europe SmallCap Dividend Fund	9,404,983	9,630,847	85,493
International Equity Fund	14,510,664	12,511,843	265,089
International High Dividend Fund	20,430,742	11,517,816	518,164
International LargeCap Dividend Fund	21,317,508	11,709,249	1,197,264
International MidCap Dividend Fund	9,161,821	8,702,579	379,917
International Quality Dividend Growth Fund	16,898,290	27,734,696	(815,481)
International SmallCap Dividend Fund	11,527,001	22,629,626	2,571,110
Japan SmallCap Dividend Fund	3,024,228	12,209,592	(767,156)

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the fiscal year ended March 31, 2025, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	At March 31, 2025		For the Fiscal Year Ended March 31, 2025
	Fund Shares held by WT	Market Value of Fund Shares Held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
International Multifactor Fund	57	$1,665	$161
International Quality Dividend Growth Fund	431	15,378	568
International SmallCap Dividend Fund	81	5,346	631
Japan SmallCap Dividend Fund	16	1,268	38

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2025, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof to an authorized participant (“AP”). Except when aggregated in creation units (“Creation Unit Aggregations”), shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities (“Deposit Securities”) and/or an amount of cash (“Cash Component”). Creation Unit Aggregations may be created in advance of receipt by a Fund of all or a portion of the applicable Deposit Securities from APs. In these circumstances, the initial deposit received from the AP will have a value greater than the NAV of the applicable Fund’s shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited by the AP in an amount equal to the sum of (i) the Cash Component, plus (ii) generally between 102% - 110% , as directed by the Trust or WTAM, which the Trust or WTAM may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received from the AP or purchased by the Fund. Amounts due to be returned to an AP as of March 31, 2025, if any, is shown in the Statements of Assets and Liabilities in “Payables: Deposit due to authorized participant”. In certain cases where an AP does not have a basket security readily available or may not transact is such basket security, an AP may request to settle an in-kind creation order with cash in lieu of the basket security. Amounts due from an AP as of March 31, 2025 with respect to such activity, if any, is shown in the Statements of Assets and Liabilities in “Receivables: Deposit due from authorized participant”.

106    WisdomTree Trust

Notes to Financial Statements (continued)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the fiscal year ended March 31, 2025 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

Fund			In-kind Capital Share Transactions
	Purchases	Sales	Purchases	Sales
Europe Quality Dividend Growth Fund	23,253,580	$ 23,409,366	$ 1,601,788	$ 9,311,885
Europe SmallCap Dividend Fund	89,839,277	91,803,589	—	44,401,200
International AI Enhanced Value Fund	85,732,923	86,502,988	2,192,074	28,983,489
International Equity Fund	143,238,980	147,385,401	2,484,782	77,975,266
International High Dividend Fund	151,337,707	150,430,964	32,231,656	24,942,899
International LargeCap Dividend Fund	119,292,105	119,084,203	—	12,758,414
International MidCap Dividend Fund	45,117,578	45,171,119	—	6,475,214
International Multifactor Fund	33,786,846	33,166,624	5,618,327	19,076,353
International Quality Dividend Growth Fund	428,588,388	429,719,781	110,019,187	281,763,060
International SmallCap Dividend Fund	402,021,285	397,418,603	—	207,526,758
Japan SmallCap Dividend Fund	72,439,581	70,727,771	31,194,135	30,777,075

6. FEDERAL INCOME TAXES

At March 31, 2025, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Investments in Financial Derivatives[1]			Total Net Unrealized Appreciation/ (Depreciation)
					Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Europe Quality Dividend Growth Fund	$57,937,204	$10,380,455	$(4,360,009)	$6,020,446	$—	$—	$—	$6,020,446
Europe SmallCap Dividend Fund	139,896,533	20,759,323	(15,056,341)	5,702,982	—	—	—	5,702,982
International AI Enhanced Value Fund	49,293,215	3,510,890	(2,155,631)	1,355,259	—	—	—	1,355,259
International Equity Fund	392,323,690	136,328,848	(13,290,884)	123,037,964	577	—	577	123,038,541
International High Dividend Fund	321,991,197	56,877,123	(13,240,557)	43,636,566	—	—	—	43,636,566
International LargeCap Dividend Fund	392,976,968	149,042,585	(10,453,923)	138,588,662	259	—	259	138,588,921
International MidCap Dividend Fund	114,946,161	26,893,970	(7,451,444)	19,442,526	58	—	58	19,442,584
International Multifactor Fund	29,074,248	3,802,761	(1,131,002)	2,671,759	5	(5)	0	2,671,759
International Quality Dividend Growth Fund	698,643,321	91,789,025	(49,097,479)	42,691,546	339	(473)	(134)	42,691,412
International SmallCap Dividend Fund	846,322,440	139,338,915	(85,117,210)	54,221,705	—	—	—	54,221,705
Japan SmallCap Dividend Fund	245,926,520	24,268,553	(19,878,140)	4,390,413	—	—	—	4,390,413

[1]Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

WisdomTree Trust    107

Notes to Financial Statements (continued)

At March 31, 2025, the components of total distributable earnings (loss) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Currency and Other Unrealized Appreciation/ (Depreciation)	Other Temporary Differences[1]	Total Distributable Earnings (Loss)
Europe Quality Dividend Growth Fund	$188,303	$(12,319,017)	$6,020,446	$12,844	$24,882	$(6,072,542)
Europe SmallCap Dividend Fund	98,405	(319,268,321)	5,702,982	21,194	460,740	(312,985,000)
International AI Enhanced Value Fund	471,833	(67,655,300)	1,355,259	(7,720)	96,769	(65,739,159)
International Equity Fund	2,547,942	(204,852,485)	123,037,964	42,591	319,795	(78,904,193)
International High Dividend Fund	1,856,453	(100,206,697)	43,636,566	372	108,042	(54,605,264)
International LargeCap Dividend Fund	2,385,151	(121,343,124)	138,588,662	51,883	165,753	19,848,325
International MidCap Dividend Fund	689,866	(46,404,117)	19,442,526	(1,198)	79,711	(26,193,212)
International Multifactor Fund	162,300	(3,818,992)	2,671,759	(3,012)	21,685	(966,260)
International Quality Dividend Growth Fund	1,909,474	(83,238,102)	42,691,546	(25,737)	256,794	(38,406,025)
International SmallCap Dividend Fund	5,479,821	(409,284,964)	54,221,705	38,767	751,099	(348,793,572)
Japan SmallCap Dividend Fund	3,651,134	(127,909,208)	4,390,413	(14,433)	—	(119,882,094)
[1]The treatment of certain income/expense items have been recognized for GAAP but disallowed for tax purposes.

The tax character of distributions paid during the fiscal years ended March 31, 2025 and March 31, 2024, was as follows:

Fund	Year Ended March 31, 2025	Year Ended March 31, 2024
	Distributions Paid from Ordinary Income*	Distributions Paid from Ordinary Income*
Europe Quality Dividend Growth Fund	$1,488,120	$1,468,000
Europe SmallCap Dividend Fund	7,727,206	9,431,500
International AI Enhanced Value Fund	3,145,102	3,458,250
International Equity Fund	19,101,802	23,081,500
International High Dividend Fund	16,308,470	21,220,750
International LargeCap Dividend Fund	17,724,987	19,529,750
International MidCap Dividend Fund	4,757,821	5,664,500
International Multifactor Fund	1,118,075	1,509,000
International Quality Dividend Growth Fund	18,334,695	16,686,000
International SmallCap Dividend Fund	40,687,926	46,695,750
Japan SmallCap Dividend Fund	4,002,170	5,686,552
* Includes short-term capital gains, if any.

At March 31, 2025, for Federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains as indicated in the following table. The loss carryforward amounts do not have an expiration date and, therefore, can be carried forward indefinitely until utilized. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Capital Loss Available Total
Europe Quality Dividend Growth Fund	$9,491,532	$2,827,485	$12,319,017
Europe SmallCap Dividend Fund	104,697,309	214,571,012	319,268,321
International AI Enhanced Value Fund	21,337,088	46,318,212	67,655,300
International Equity Fund	40,920,016	163,932,469	204,852,485
International High Dividend Fund	16,876,010	83,330,687	100,206,697
International LargeCap Dividend Fund	20,983,246	100,359,878	121,343,124
International MidCap Dividend Fund	8,790,741	37,613,376	46,404,117
International Multifactor Fund	3,818,992	—	3,818,992
International Quality Dividend Growth Fund	64,502,652	18,735,450	83,238,102
International SmallCap Dividend Fund	225,718,020	183,566,944	409,284,964
Japan SmallCap Dividend Fund	68,882,346	59,026,862	127,909,208

108    WisdomTree Trust

Notes to Financial Statements (continued)

During the fiscal year ended March 31, 2025, the amount of capital loss carryforwards used to offset realized gains are shown in the following table:

Fund	Utilized Capital Loss Carryforward
Europe Quality Dividend Growth Fund	$1,423,028
Europe SmallCap Dividend Fund	471,082
International AI Enhanced Value Fund	1,700,827
International Equity Fund	2,772,817
International High Dividend Fund	3,741,148
International LargeCap Dividend Fund	9,806,002
International MidCap Dividend Fund	854,199
International Multifactor Fund	139,055
International Quality Dividend Growth Fund	—
International SmallCap Dividend Fund	19,324,490
Japan SmallCap Dividend Fund	—

At March 31, 2025, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as shown in the following table. The differences are primarily due to redemptions-in-kind and net operating losses.

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
Europe Quality Dividend Growth Fund	$(1,747,400)	$1,747,400
Europe SmallCap Dividend Fund	(6,737,378)	6,737,378
International AI Enhanced Value Fund	(968,674)	968,674
International Equity Fund	(23,181,786)	23,181,786
International High Dividend Fund	(4,208,729)	4,208,729
International LargeCap Dividend Fund	(4,535,813)	4,535,813
International MidCap Dividend Fund	(1,557,786)	1,557,786
International Multifactor Fund	(3,105,528)	3,105,528
International Quality Dividend Growth Fund	(65,740,286)	65,740,286
International SmallCap Dividend Fund	(32,602,000)	32,602,000
Japan SmallCap Dividend Fund	(4,196,677)	4,196,677

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of and during the fiscal year ended March 31, 2025, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended March 31, 2025, remains subject to examination by taxing authorities. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended March 31, 2025, remains subject to examination by taxing authorities. Specific to foreign countries in which the Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), certain Funds have filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected as “Other income” in the Statements of Operations and the cost to file these additional ECJ tax reclaims is reflected as “Other fees” in the Statements of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, ECJ tax reclaims received by the Funds, if any, reduce the amounts of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and a Fund previously passed foreign tax credits on to its shareholders, a Fund must either amend historic

WisdomTree Trust    109

Notes to Financial Statements (concluded)

tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund’s shareholders. During the fiscal year ended March 31, 2025, the ECJ tax reclaims received by the Funds, if any, did not exceed the foreign withholding taxes of the respective Funds.

7. OPERATING SEGMENTS

The Trust has adopted FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund in the Trust operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Trust’s prospectus. The accounting policies are the same as those described in Note 2 - Significant Accounting Policies. The Chief Operating Decision Maker (“CODM”) is the President of the Trust. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented with each Fund’s financial statements.

8. SUBSEQUENT EVENTS

WTAM has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

9. ADDITIONAL INFORMATION

The value of a Fund’s investments may be adversely affected by recent and current events occurring outside of the United States, including those affecting foreign markets (including extreme volatility, depressed valuations, and decreased liquidity), significant geopolitical events (including armed conflicts, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies (including pandemics such as the COVID-19 pandemic), among other events. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, and related sanctions and trading restrictions have caused significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. Similarly, the policy agenda of the new U.S. administration has introduced heightened risks, including economic policy and market risks with the imposition of significant tariffs and other trade-related initiatives that have disrupted, and could continue to disrupt, markets globally. Trade disputes and retaliatory actions, such as embargoes and other trade limitations, may reduce the profitability of companies in which the Funds invest, lead to a significant reduction in international trade, and adversely affect the growth of the global economy. Trade disputes may also increase currency exchange rate volatility, which can adversely affect the prices of certain of Fund investments and the ability of certain Funds to hedge their currency risk, and negatively affect investor confidence in the markets generally and investment growth and could contribute to volatility or overall declines in the U.S. and global investment markets. While the aggregate effect of these policies is unknown, initially they appear to be escalating tensions between the United States and certain subject countries, as well as globally, and increasing volatility in the markets generally. The extent and duration of these conflicts, policy initiatives, and tensions are impossible to predict, and they could continue to result in significant market disruptions, including with respect to certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation, and global growth. These conflicts, policy initiatives, and tensions could adversely affect the value of certain Fund investments, as well as a Fund’s performance and liquidity, even if the Fund does not have direct investment exposure to a country involved in a particular conflict or industry directly affected by trade restrictions.

110    WisdomTree Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of WisdomTree Europe Quality Dividend Growth Fund, WisdomTree Europe SmallCap Dividend Fund, WisdomTree International Al Enhanced Value Fund, WisdomTree International Equity Fund, WisdomTree International High Dividend Fund, WisdomTree International LargeCap Dividend Fund, WisdomTree International MidCap Dividend Fund, WisdomTree International Multifactor Fund, WisdomTree International Quality Dividend Growth Fund, WisdomTree International SmallCap Dividend Fund and WisdomTree Japan SmallCap Dividend Fund, and the Board of Trustees of WisdomTree Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of WisdomTree Europe Quality Dividend Growth Fund, WisdomTree Europe SmallCap Dividend Fund, WisdomTree International Al Enhanced Value Fund, WisdomTree International Equity Fund, WisdomTree International High Dividend Fund, WisdomTree International LargeCap Dividend Fund, WisdomTree International MidCap Dividend Fund, WisdomTree International Multifactor Fund, WisdomTree International Quality Dividend Growth Fund, WisdomTree International SmallCap Dividend Fund and WisdomTree Japan SmallCap Dividend Fund (collectively referred to as the “Funds”), (eleven of the funds constituting WisdomTree Trust (the “Trust”)), including the schedules of investments, as of March 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (eleven of the funds constituting WisdomTree Trust) at March 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more WisdomTree investment companies since 2006.

New York, New York
May 30, 2025

WisdomTree Trust    111

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds’ fiscal year or period ended March 31, 2025, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2026.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 31, 2025, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
Europe Quality Dividend Growth Fund	$1,488,120
Europe SmallCap Dividend Fund	6,958,630
International AI Enhanced Value Fund	2,314,519
International Equity Fund	17,546,971
International High Dividend Fund	14,048,519
International LargeCap Dividend Fund	16,480,007
International MidCap Dividend Fund	4,119,193
International Multifactor Fund	883,209
International Quality Dividend Growth Fund	18,051,725
International SmallCap Dividend Fund	37,900,847
Japan SmallCap Dividend Fund	4,002,170

The Funds designate the following amount of ordinary income distributions paid during the fiscal year or period ended March 31, 2025 from qualified short-term gains and qualified interest income:

Fund	Gross Foreign Income	Foreign Taxes Paid
Europe Quality Dividend Growth Fund	$1,785,974	$116,713
Europe SmallCap Dividend Fund	9,131,147	486,435
International AI Enhanced Value Fund	3,144,402	198,074
International Equity Fund	22,613,499	1,460,802
International High Dividend Fund	18,931,387	1,191,003
International LargeCap Dividend Fund	20,628,407	1,324,998
International MidCap Dividend Fund	5,547,113	437,692
International Multifactor Fund	1,247,882	85,996
International Quality Dividend Growth Fund	21,154,870	1,641,607
International SmallCap Dividend Fund	46,985,652	3,600,907
Japan SmallCap Dividend Fund	7,388,682	813,554

112    WisdomTree Trust

Additional Information (unaudited)

Item 8 of Form N-CSR: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9 of Form N-CSR: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10 of Form N-CSR: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Name of Trustee	Board Compensation
Interested Trustee
Jonathan Steinberg	$0
Independent Trustees
David G. Chrencik	406,282
Phillip G. Goff	369,377
Joel Goldberg	424,750
Toni Massaro	387,815
Melinda A. Raso Kirstein	406,282
Victor Ugolyn	554,021

Item 11 of Form N-CSR: Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Not applicable.

WisdomTree Trust    113

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Dividends are not guaranteed, and a company currently paying dividends may cease paying dividends at any time. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by the Shareholder Reports that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The Registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President (principal executive officer)
Date: June 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President (principal executive officer)

Date: June 9, 2025

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer (principal financial officer)

Date: June 9, 2025